                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09195
                                  ---------------------------------------------

                           SA FUNDS - INVESTMENT TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            3055 Olin Avenue, Suite 2000, San Jose, California 95128
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                     Hong Ho
                          Loring Ward Advisor Services
                          3055 Olin Avenue, Suite 2000
                           San Jose, California 95128
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW, 2nd Floor
                             Washington, D.C. 20036

                               Thomas Reyes, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110

Registrant's telephone number, including area code: 408-260-3100
                                                   ----------------------------

Date of fiscal year end:  December 31
                        --------------------------
Date of reporting period: December 31, 2004
                         -------------------------------------

ITEM 1. REPORTS TO SHAREHOLDERS.

[SA FUNDS LOGO]

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD

SEMI-ANNUAL REPORT

DECEMBER 31, 2004
(UNAUDITED)

TABLE OF CONTENTS

                                                                                                        PAGE
PORTFOLIOS OF INVESTMENTS
   SA Fixed Income Fund                                                                                    1
   SA U.S. Market Fund                                                                                     4
   SA U.S. HBtM Fund                                                                                      10
   SA U.S. Small Company Fund                                                                             14
   SA International HBtM Fund                                                                             20
   SA International Small Company Fund                                                                    23
STATEMENTS OF ASSETS AND LIABILITIES                                                                      24
STATEMENTS OF OPERATIONS                                                                                  26
STATEMENTS OF CHANGES IN NET ASSETS                                                                       28
FINANCIAL HIGHLIGHTS                                                                                      32
NOTES TO FINANCIAL STATEMENTS                                                                             38
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC. & THE DFA INVESTMENT TRUST COMPANY           49

SA FIXED INCOME FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                            COUPON   MATURITY        PAR            MARKET      % OF TOTAL
                                                             RATE%     DATE         VALUE           VALUE+      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.4%
CANADA -- 10.1%
   Province of British Columbia                              6.250   12/01/09   $   2,300,000   $   2,114,562      0.6%
   Province of British Columbia                              5.000   06/25/09       7,000,000       7,305,417      2.3%
   Canada Housing Trust                                      4.650   09/15/09       9,800,000       8,445,383      2.6%
   Government of Canada                                      4.250   09/01/09       8,100,000       6,897,556      2.1%
   Province of Ontario                                       5.500   10/01/08       7,550,000       8,011,343      2.5%
                                                                                                -------------
   TOTAL CANADA                                                                                    32,774,261
                                                                                                -------------
FINLAND -- 2.4%
   Republic of Finland                                       3.250   05/15/09       8,000,000       7,887,288      2.4%
                                                                                                -------------
FRANCE -- 3.7%
   Dexia Credit Local                                        5.500   01/21/09       4,600,000       4,884,620      1.5%
   Total Capital SA                                          3.500   01/05/09       7,200,000       7,129,714      2.2%
                                                                                                -------------
   TOTAL FRANCE                                                                                    12,014,334
                                                                                                -------------
GERMANY -- 10.1%
   Bayerische Landesbank Girozentrale                        2.875   10/15/08       1,700,000       1,645,423      0.5%
   Bayerische Landesbank Girozentrale                        5.875   12/01/08       2,100,000       2,250,234      0.7%
   DSL Bank AG                                               5.500   02/17/09       1,700,000       1,796,264      0.5%
   KfW Bankengruppe                                          3.750   01/28/09       2,900,000         443,423      0.1%
   KfW Group                                                 3.250   03/30/09       7,200,000       7,078,003      2.2%
   Landeskreditbank Baden-Wuerttemberg - Foerderbank         4.500   01/26/09       4,130,000       3,509,456      1.1%
   Landwirtschaftliche Rentenbank                            3.750   06/15/09       8,100,000       8,033,758      2.5%
   Westdeutsche Landesbank                                   6.050   01/15/09       7,500,000       8,010,360      2.5%
                                                                                                -------------
   TOTAL GERMANY                                                                                   32,766,921
                                                                                                -------------
JAPAN -- 2.8%
   Toyota Credit Canada, Inc.                                4.250   06/17/09       7,900,000       6,650,255      2.1%
   Toyota Credit Canada, Inc.                                4.750   06/29/09       2,800,000       2,398,072      0.7%
                                                                                                -------------
   TOTAL JAPAN                                                                                      9,048,327
                                                                                                -------------
NETHERLANDS -- 4.8%
   Bank Nederlandse Gemeenten NV                             4.375   09/15/09       4,000,000       4,075,600      1.3%
   Nederlandse Waterschapsbank                               2.750   12/30/08       5,000,000       4,803,005      1.5%
   Rabobank Nederland - Cooperative Centrale
     Raiffeisen-Boerenleenbank B.A.                          4.250   01/05/09       7,800,000       6,573,427      2.0%
                                                                                                -------------
   TOTAL NETHERLANDS                                                                               15,452,032
                                                                                                -------------
NORWAY -- 2.8%
   Eksportfinans ASA                                         4.375   07/15/09       8,830,000       8,988,137      2.8%
                                                                                                -------------
SPAIN -- 2.5%
   Instituto de Credito Oficial                              3.875   07/15/09       8,100,000       8,101,831      2.5%
                                                                                                -------------
SUPRANATIONAL -- 13.4%
   Asian Development Bank                                    5.948   05/20/09       8,500,000       9,195,045      2.8%
   European Investment Bank                                  3.375   03/16/09       8,300,000       8,225,001      2.5%
   Interamerican Development Bank                            5.625   06/29/09       6,700,000       5,987,960      1.8%
   Interamerican Development Bank                            5.375   11/18/08       3,200,000       3,407,974      1.1%
   International Bank of Reconstruction & Development        5.125   03/13/09       8,000,000       8,442,400      2.6%
   International Finance Corp.                               3.750   06/30/09       8,300,000       8,301,652      2.6%
                                                                                                -------------
   TOTAL SUPRANATIONAL                                                                             43,560,032
                                                                                                -------------
SWEDEN -- 2.9%
   Government of Sweden                                      4.000   12/01/09      60,000,000       9,266,958      2.9%
                                                                                                -------------
UNITED KINGDOM -- 1.4%
   BP Canada Finance Co.                                     3.625   01/15/09       4,525,000       4,498,647      1.4%
                                                                                                -------------

                                                            COUPON   MATURITY        PAR            MARKET      % OF TOTAL
                                                             RATE%     DATE         VALUE           VALUE+      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 40.5%
   Citigroup, Inc.                                           4.250   07/29/09   $   2,000,000   $   2,023,358      0.6%
   Citigroup, Inc.                                           3.625   02/09/09       2,470,000       2,451,127      0.8%
   Federal Farm Credit Bank                                  3.625   10/24/08      13,000,000      12,975,872      4.0%
   Federal Home Loan Bank                                    3.500   02/13/09       4,000,000       3,963,964      1.2%
   Federal Home Loan Bank                                    3.625   11/14/08       4,000,000       3,991,796      1.2%
   Federal Home Loan Bank                                    3.000   04/15/09       7,700,000       7,482,329      2.3%
   Federal Home Loan Mortgage Corp.                          5.125   10/15/08       1,700,000       1,790,151      0.6%
   Federal Home Loan Mortgage Corp.                          3.375   04/15/09       3,000,000       2,962,989      0.9%
   Federal Home Loan Mortgage Corp.                          5.750   03/15/09       4,000,000       4,314,288      1.3%
   Federal Home Loan Mortgage Corp.                          6.625   09/15/09       4,500,000       5,037,660      1.6%
   Federal National Mortgage Association                     5.250   01/15/09       4,600,000       4,860,627      1.5%
   Federal National Mortgage Association                     3.250   02/15/09      12,000,000      11,777,868      3.6%
   General Electric Capital Corp.                            3.250   06/15/09       8,800,000       8,552,905      2.6%
   Pfizer, Inc.                                              5.625   04/15/09       6,100,000       6,496,957      2.0%
   Procter & Gamble Co.                                      6.875   09/15/09       8,900,000      10,025,129      3.1%
   Tennessee Valley Authority                                5.375   11/13/08      11,140,000      11,824,352      3.7%
   The Gillette Co.                                          3.800   09/15/09       7,300,000       7,267,026      2.2%
   US Bank N.A.                                              3.400   03/02/09       6,800,000       6,628,585      2.1%
   Wal-Mart Stores, Inc.                                     6.875   08/10/09       8,300,000       9,329,275      2.9%
   Wells Fargo & Co.                                         3.125   04/01/09       7,500,000       7,276,260      2.3%
                                                                                                -------------
   TOTAL UNITED STATES                                                                            131,032,518
                                                                                                -------------
   TOTAL BONDS AND NOTES                                                                          315,391,286
                                                                                                -------------

                                                                                    NUMBER
                                                                                  OF SHARES
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%
UNITED STATES -- 0.8%
   SSgA Government Money Market Fund                                                2,495,283       2,495,283      0.8%
                                                                                                -------------
   TOTAL SHORT-TERM INVESTMENTS                                                                     2,495,283
                                                                                                -------------
TOTAL INVESTMENTS -- 98.2%
   (COST OF $316,072,777)                                                                         317,886,569
   Other Assets and Liabilities -- 1.8%                                                             5,965,026
                                                                                                -------------
NET ASSETS -- 100.0%                                                                            $ 323,851,595
                                                                                                =============

   + See Note 1.
   # At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $316,072,777. Net unrealized appreciation aggregated $1,813,792 of which $3,344,028 related to appreciated investment securities and $1,530,236 related to depreciated investment securities.

TEN LARGEST INDUSTRY HOLDINGS AT DECEMBER 31, 2004
(AS A PERCENTAGE OF NET ASSETS):

INDUSTRY                                                      PERCENTAGE
--------                                                      ----------
Government Agency                                                21.9%
Banks                                                            18.7%
Supranational Organizations                                      13.4%
Foreign Government/Agency -- Canada                              10.1%
Cosmetics & Toiletries                                            5.3%
Oil & Gas                                                         3.6%
Foreign Government/Agency -- Germany                              3.4%
Retail -- General                                                 2.9%
Foreign Government/Agency -- Sweden                               2.9%
Financial Services                                                2.8%

[CHART]

                        PORTFOLIO SECTORS (% OF PORTFOLIO
                                  MARKET VALUE)

United States       41.6%
Supranational       13.8%
Canada              10.4%
Germany             10.4%
Other                6.5%
Netherlands          4.9%
France               3.8%
Sweden               2.9%
Japan                2.9%
Norway               2.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. MARKET FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
ADVERTISING -- 0.2%
   Other Securities                                                           20,070   $       753,429      0.2%
                                                                                       ---------------
AEROSPACE/DEFENSE -- 1.6%
   United Technologies Corp.                                                  14,300         1,477,905      0.4%
   Other Securities                                                           85,619         4,045,200      1.2%
                                                                                       ---------------
                                                                                             5,523,105
                                                                                       ---------------
AGRICULTURAL OPERATIONS -- 0.1%
   Other Securities                                                            9,317           439,470      0.1%
                                                                                       ---------------
AIRLINES -- 0.2%
   Other Securities                                                           31,600           503,487      0.2%
                                                                                       ---------------
APPLIANCES -- 0.0%
   Other Securities                                                            3,100           147,197      0.0%
                                                                                       ---------------
AUTO & RELATED -- 1.1%
   Other Securities                                                          130,248         3,878,254      1.1%
                                                                                       ---------------
BANKS/SAVINGS & LOANS -- 5.6%
   Bank of America Corp.                                                     105,066         4,937,051      1.4%
   U.S. Bancorp                                                               48,815         1,528,886      0.4%
   Wachovia Corp.                                                             41,731         2,195,051      0.6%
   Other Securities                                                          262,254        10,725,112      3.2%
                                                                                       ---------------
                                                                                            19,386,100
                                                                                       ---------------
BROADCASTING -- 0.9%
   Other Securities                                                          105,984         2,948,701      0.9%
                                                                                       ---------------
BUILDING & CONSTRUCTION -- 0.7%
   Other Securities                                                           51,508         2,540,237      0.7%
                                                                                       ---------------
BUSINESS SERVICES -- 1.3%
   Other Securities                                                          143,245         4,582,902      1.3%
                                                                                       ---------------
CHEMICALS -- 1.4%
   E.I. du Pont de Nemours & Co.                                              28,100         1,378,305      0.4%
   Other Securities                                                           86,033         3,548,037      1.0%
                                                                                       ---------------
                                                                                             4,926,342
                                                                                       ---------------
COMMERCIAL SERVICES -- 0.2%
   Other Securities                                                           19,780           564,031      0.2%
                                                                                       ---------------
COMMUNICATION SERVICES -- 0.0%
   Other Securities                                                            1,500            49,665      0.0%
                                                                                       ---------------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Other Securities                                                           20,679           458,964      0.1%
                                                                                       ---------------
COMPUTER EQUIPMENT -- 1.7%
   Intel Corp.                                                               171,800         4,018,402      1.2%
   Other Securities                                                          117,782         1,987,729      0.5%
                                                                                       ---------------
                                                                                             6,006,131
                                                                                       ---------------
COMPUTER SERVICES -- 1.8%
   Cisco Systems, Inc.*                                                      176,100         3,398,730      1.0%
   Other Securities                                                          166,652         2,712,742      0.8%
                                                                                       ---------------
                                                                                             6,111,472
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE -- 3.8%
   Microsoft Corp.                                                           282,700   $     7,550,917      2.2%
   Oracle Corp.*                                                             138,360         1,898,299      0.5%
   Other Securities                                                          153,400         3,707,782      1.1%
                                                                                       ---------------
                                                                                            13,156,998
                                                                                       ---------------
COMPUTERS -- 2.7%
   Dell, Inc.*                                                                64,900         2,734,886      0.8%
   Hewlett-Packard Co.                                                        80,501         1,688,106      0.5%
   International Business Machines Corp.                                      43,800         4,317,804      1.2%
   Other Securities                                                           18,300           699,722      0.2%
                                                                                       ---------------
                                                                                             9,440,518
                                                                                       ---------------
CONSTRUCTION MATERIALS -- 0.0%
   Other Securities                                                              731            54,167      0.0%
                                                                                       ---------------
CONSUMER PRODUCTS -- 2.2%
   Procter & Gamble Co.                                                       66,000         3,635,280      1.1%
   Other Securities                                                           97,300         3,958,458      1.1%
                                                                                       ---------------
                                                                                             7,593,738
                                                                                       ---------------
CONTAINERS & GLASS -- 0.1%
   Other Securities                                                            7,500           149,292      0.1%
                                                                                       ---------------
CONTAINERS - PAPER/PLASTIC -- 0.1%
   Other Securities                                                           11,100           277,582      0.1%
                                                                                       ---------------
DISTRIBUTION/WHOLESALE -- 0.2%
   Other Securities                                                           15,600           769,170      0.2%
                                                                                       ---------------
DIVERSIFIED OPERATIONS -- 2.0%
   3M Co.                                                                     20,400         1,674,228      0.5%
   Other Securities                                                          135,883         5,073,516      1.5%
                                                                                       ---------------
                                                                                             6,747,744
                                                                                       ---------------
EDUCATION -- 0.2%
   Other Securities                                                           14,750           722,006      0.2%
                                                                                       ---------------
ELECTRIC UTILITIES -- 0.1%
   Other Securities                                                            7,700           246,843      0.1%
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 3.1%
   General Electric Co.                                                      270,200         9,862,300      2.9%
   Other Securities                                                           31,350           809,056      0.2%
                                                                                       ---------------
                                                                                            10,671,356
                                                                                       ---------------
ELECTRONICS -- 2.4%
   Other Securities                                                          396,350         8,360,992      2.4%
                                                                                       ---------------
ENERGY -- 1.4%
   ChevronTexaco Corp.                                                        59,312         3,114,473      0.9%
   Other Securities                                                           42,800         1,805,908      0.5%
                                                                                       ---------------
                                                                                             4,920,381
                                                                                       ---------------
ENVIROMENTAL SERVICES -- 0.0%
   Other Securities                                                            2,200            78,498      0.0%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FACILITY SERVICES -- 0.0%
   Other Securities                                                              800   $        15,776      0.0%
                                                                                       ---------------
FINANCIAL SERVICES -- 8.8%
   American Express Co.                                                       33,200         1,871,484      0.5%
   Citigroup, Inc.                                                           139,965         6,743,514      2.0%
   J.P. Morgan Chase & Co.                                                    92,608         3,612,638      1.0%
   Merrill Lynch & Co., Inc.                                                  24,400         1,458,388      0.4%
   Morgan Stanley Dean Witter & Co.                                           28,600         1,587,872      0.5%
   Wells Fargo & Co.                                                          43,840         2,724,656      0.8%
   Other Securities                                                          333,118        12,275,691      3.6%
                                                                                       ---------------
                                                                                            30,274,243
                                                                                       ---------------
FOOD & BEVERAGES -- 3.6%
   Coca-Cola Co.                                                              67,700         2,818,351      0.8%
   PepsiCo, Inc.                                                              43,790         2,285,838      0.7%
   Other Securities                                                          208,960         7,283,973      2.1%
                                                                                       ---------------
                                                                                            12,388,162
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 0.6%
   Other Securities                                                           47,129         2,220,817      0.6%
                                                                                       ---------------
FUNERAL SERVICES -- 0.0%
   Other Securities                                                            9,200            67,666      0.0%
                                                                                       ---------------
HEALTH CARE - BIOTECHNOLOGY -- 2.1%
   Amgen, Inc.*                                                               33,522         2,150,436      0.6%
   Genentech, Inc.*                                                           27,300         1,486,212      0.4%
   Medtronic, Inc.                                                            31,400         1,559,638      0.5%
   Other Securities                                                           53,243         2,097,186      0.6%
                                                                                       ---------------
                                                                                             7,293,472
                                                                                       ---------------
HEALTH CARE - DRUGS -- 4.0%
   Abbott Laboratories                                                        40,600         1,893,990      0.5%
   Eli Lilly & Co.                                                            29,400         1,668,450      0.5%
   Pfizer, Inc.                                                              193,175         5,194,476      1.5%
   Wyeth                                                                      35,300         1,503,427      0.4%
   Other Securities                                                          133,875         3,705,276      1.1%
                                                                                       ---------------
                                                                                            13,965,619
                                                                                       ---------------
HEALTH CARE - PRODUCTS -- 3.8%
   Johnson & Johnson                                                          77,212         4,896,785      1.4%
   Merck & Co., Inc.                                                          57,800         1,857,692      0.5%
   Other Securities                                                          161,625         6,466,936      1.9%
                                                                                       ---------------
                                                                                            13,221,413
                                                                                       ---------------
HEALTH CARE - SERVICES -- 2.2%
   UnitedHealth Group, Inc.                                                   18,327         1,613,326      0.5%
   Other Securities                                                          157,484         6,134,668      1.7%
                                                                                       ---------------
                                                                                             7,747,994
                                                                                       ---------------
HOTELS & RESTAURANTS -- 0.0%
   Other Securities                                                              900            21,691      0.0%
                                                                                       ---------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 0.0%
   Other Securities                                                              200             8,736      0.0%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS -- 0.1%
   Other Securities                                                            7,500   $       396,481      0.1%
                                                                                       ---------------
INSTRUMENTS - SCIENTIFIC -- 0.2%
   Other Securities                                                           12,464           509,327      0.2%
                                                                                       ---------------
INSURANCE -- 4.2%
   American International Group, Inc.                                         67,645         4,442,247      1.3%
   Other Securities                                                          226,726        10,238,491      2.9%
                                                                                       ---------------
                                                                                            14,680,738
                                                                                       ---------------
INTERNET SERVICES -- 1.0%
   Yahoo!, Inc.*                                                              35,710         1,345,553      0.4%
   Other Securities                                                          129,429         2,039,327      0.6%
                                                                                       ---------------
                                                                                             3,384,880
                                                                                       ---------------
LEISURE -- 0.8%
   Other Securities                                                           71,466         2,730,569      0.8%
                                                                                       ---------------
MACHINERY -- 0.6%
   Other Securities                                                           35,600         2,197,998      0.6%
                                                                                       ---------------
MANUFACTURING -- 0.5%
   Other Securities                                                           42,075         1,654,283      0.5%
                                                                                       ---------------
METALS & MINING -- 0.6%
   Other Securities                                                           58,061         2,039,919      0.6%
                                                                                       ---------------
MULTIMEDIA -- 2.4%
   Time Warner, Inc.*                                                        114,600         2,227,824      0.7%
   Viacom, Inc. Class A                                                       41,715         1,518,009      0.4%
   Walt Disney Co.                                                            53,400         1,484,520      0.4%
   Other Securities                                                          124,361         3,066,964      0.9%
                                                                                       ---------------
                                                                                             8,297,317
                                                                                       ---------------
OFFICE EQUIPMENT -- 0.3%
   Other Securities                                                           34,500           986,822      0.3%
                                                                                       ---------------
OFFICE FURNISHINGS & SUPPLIES -- 0.1%
   Other Securities                                                            8,100           316,626      0.1%
                                                                                       ---------------
OIL & GAS -- 5.5%
   ConocoPhillips                                                             17,800         1,545,574      0.4%
   Exxon Mobil Corp.                                                         169,164         8,671,347      2.5%
   Other Securities                                                          239,466         8,845,684      2.6%
                                                                                       ---------------
                                                                                            19,062,605
                                                                                       ---------------
OTHER -- 3.3%
   DFA U.S. MicroCap Portfolio                                               752,837        11,382,892      3.3%
                                                                                       ---------------
PAPER & RELATED PRODUCTS -- 0.1%
   Other Securities                                                           12,433           454,790      0.1%
                                                                                       ---------------
PERSONAL CARE -- 0.0%
   Other Securities                                                            5,100            54,326      0.0%
                                                                                       ---------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
   Other Securities                                                            8,200           247,363      0.1%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING -- 0.1%
   Other Securities                                                            7,100   $       250,279      0.1%
                                                                                       ---------------
PUBLISHING -- 0.2%
   Other Securities                                                           16,200           539,284      0.2%
                                                                                       ---------------
REAL ESTATE -- 0.1%
   Other Securities                                                            3,500           193,989      0.1%
                                                                                       ---------------
RESTAURANTS -- 0.9%
   Other Securities                                                           78,387         2,957,767      0.9%
                                                                                       ---------------
RETAIL - FOOD -- 0.3%
   Other Securities                                                           48,900         1,094,813      0.3%
                                                                                       ---------------
RETAIL - GENERAL -- 2.8%
   Wal-Mart Stores, Inc.                                                     110,300         5,826,046      1.7%
   Other Securities                                                          101,391         3,999,306      1.1%
                                                                                       ---------------
                                                                                             9,825,352
                                                                                       ---------------
RETAIL - SPECIALTY -- 4.0%
   Home Depot, Inc.                                                           57,050         2,438,317      0.7%
   eBay, Inc.*                                                                18,600         2,162,808      0.6%
   Other Securities                                                          272,617         9,183,908      2.7%
                                                                                       ---------------
                                                                                            13,785,033
                                                                                       ---------------
STEEL -- 0.2%
   Other Securities                                                           19,100           710,903      0.2%
                                                                                       ---------------
TELECOMMUNICATIONS -- 4.3%
   BellSouth Corp.                                                            47,600         1,322,804      0.4%
   QUALCOMM, Inc.                                                             42,600         1,806,240      0.5%
   SBC Communications, Inc.                                                   91,200         2,350,224      0.7%
   Verizon Communications                                                     77,000         3,119,270      0.9%
   Other Securities                                                          444,158         6,363,614      1.8%
                                                                                       ---------------
                                                                                            14,962,152
                                                                                       ---------------
TEXTILE & APPAREL -- 0.4%
   Other Securities                                                           27,943         1,410,505      0.4%
                                                                                       ---------------
TIRES & RUBBER -- 0.0%
   Other Securities                                                            5,400            89,499      0.0%
                                                                                       ---------------
TOBACCO -- 1.1%
   Altria Group, Inc.                                                         53,300         3,256,630      0.9%
   Other Securities                                                            8,100           505,553      0.2%
                                                                                       ---------------
                                                                                             3,762,183
                                                                                       ---------------
TOOLS - HAND HELD -- 0.1%
   Other Securities                                                            3,700           179,887      0.1%
                                                                                       ---------------
TRANSPORTATION -- 1.3%
   United Parcel Service, Inc. Class B                                        16,800         1,435,728      0.4%
   Other Securities                                                           59,550         2,958,438      0.9%
                                                                                       ---------------
                                                                                             4,394,166
                                                                                       ---------------
UTILITIES -- 2.7%
   Other Securities                                                          289,757         9,286,376      2.7%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WASTE MANAGEMENT -- 0.2%
   Other Securities                                                           27,750   $       715,831      0.2%
                                                                                       ---------------
   TOTAL COMMON STOCKS                                                                     341,789,316
                                                                                       ---------------
REAL ESTATE INVESTMENT TRUST -- 0.0%
BANKS/SAVINGS & LOANS -- 0.0%
   Other Securities                                                              550            35,151      0.0%
                                                                                       ---------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                                           35,151
                                                                                       ---------------
SHORT-TERM INVESTMENTS -- 1.0%
OTHER -- 1.0%
   SSgA Government Money Market Fund                                       3,475,007         3,475,007      1.0%
                                                                                       ---------------
   TOTAL SHORT-TERM INVESTMENTS                                                              3,475,007
                                                                                       ---------------
TOTAL INVESTMENTS -- 99.8%
   (COST OF $298,185,030)                                                                  345,299,474
   Other Assets and Liabilities -- 0.2%                                                        857,456
                                                                                       ---------------
NET ASSETS -- 100.0%                                                                   $   346,156,930
                                                                                       ===============

   + See Note 1.
   * Non-income producing security
   # At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $298,185,030. Net unrealized appreciation aggregated $47,114,444, of which $61,390,762 related to appreciated investment securities and $14,276,318 related to depreciated investment securities.

[CHART]

                        PORTFOLIO SECTORS (% OF PORTFOLIO
                                 MARKET VALUE)

Financials             22.2%
Non-Cyclical           21.5%
Cyclical               11.1%
Industrials            10.8%
Technology             10.4%
Communications          9.2%
Energy                  7.0%
Basic Materials         3.0%
Utilities               2.8%
Diversified             2.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. HBtM FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%
AEROSPACE/DEFENSE -- 2.7%
   Northrop Grumman Corp.                                                     57,500   $     3,125,700      1.6%
   Raytheon Co.                                                               59,300         2,302,619      1.1%
                                                                                       ---------------
                                                                                             5,428,319
                                                                                       ---------------
AGRICULTURAL OPERATIONS -- 0.7%
   Monsanto Co.                                                               22,300         1,238,765      0.6%
   Other Securities                                                            3,400           182,104      0.1%
                                                                                       ---------------
                                                                                             1,420,869
                                                                                       ---------------
AIRLINES -- 0.0%
   Other Securities                                                           10,000            74,800      0.0%
                                                                                       ---------------
AUTO & RELATED -- 4.1%
   Ford Motor Co.                                                            264,600         3,873,744      1.9%
   General Motors Corp.                                                       87,000         3,485,220      1.8%
   Other Securities                                                           43,791           775,584      0.4%
                                                                                       ---------------
                                                                                             8,134,548
                                                                                       ---------------
BANKS/SAVINGS & LOANS -- 0.3%
   Other Securities                                                           20,600           639,976      0.3%
                                                                                       ---------------
BROADCASTING -- 5.8%
   Clear Channel Communications, Inc.                                         92,172         3,086,840      1.5%
   Comcast Corp. Class A Special*                                             56,300         1,848,892      0.9%
   Comcast Corp. Class A*                                                    153,905         5,121,958      2.6%
   Other Securities                                                           48,211         1,567,910      0.8%
                                                                                       ---------------
                                                                                            11,625,600
                                                                                       ---------------
BUILDING & CONSTRUCTION -- 0.7%
   Other Securities                                                           22,600         1,294,616      0.7%
                                                                                       ---------------
BUSINESS SERVICES -- 0.8%
   Electronic Data Systems Corp.                                              72,700         1,679,370      0.8%
                                                                                       ---------------
CHEMICALS -- 1.0%
   Other Securities                                                           45,800         1,890,636      1.0%
                                                                                       ---------------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Other Securities                                                           24,800           338,024      0.2%
                                                                                       ---------------
COMPUTER EQUIPMENT -- 0.2%
   Other Securities                                                           22,500           468,000      0.2%
                                                                                       ---------------
COMPUTER SERVICES -- 0.5%
   Other Securities                                                          156,900           960,699      0.5%
                                                                                       ---------------
COMPUTER SOFTWARE -- 0.3%
   Other Securities                                                           75,800           656,986      0.3%
                                                                                       ---------------
COMPUTERS -- 1.1%
   Hewlett-Packard Co.                                                       102,700         2,153,619      1.1%
                                                                                       ---------------
CONTAINERS & GLASS -- 0.2%
   Other Securities                                                           19,000           430,350      0.2%
                                                                                       ---------------
DIVERSIFIED OPERATIONS -- 1.2%
   Cendant Corp.                                                              57,900         1,353,702      0.7%
   Other Securities                                                           18,100         1,038,182      0.5%
                                                                                       ---------------
                                                                                             2,391,884
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS -- 3.1%
   Other Securities                                                          523,293   $     6,196,424      3.1%
                                                                                       ---------------
ENERGY -- 0.3%
   Other Securities                                                            8,400           679,644      0.3%
                                                                                       ---------------
FINANCIAL SERVICES -- 5.5%
   J.P. Morgan Chase & Co.                                                   101,200         3,947,812      2.0%
   MBIA, Inc.                                                                 22,500         1,423,800      0.7%
   The Bear Stearns Cos., Inc.                                                16,760         1,714,716      0.9%
   Other Securities                                                          147,700         3,901,545      1.9%
                                                                                       ---------------
                                                                                            10,987,873
                                                                                       ---------------
FOOD & BEVERAGES -- 3.0%
   Archer-Daniels-Midland Co.                                                 97,196         2,168,443      1.1%
   Coca-Cola Enterprises, Inc.                                                75,300         1,570,005      0.8%
   Other Securities                                                           91,007         2,286,993      1.1%
                                                                                       ---------------
                                                                                             6,025,441
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 3.1%
   Georgia-Pacific Group                                                      41,800         1,566,664      0.8%
   International Paper Co.                                                    29,000         1,218,000      0.6%
   Weyerhaeuser Co.                                                           37,900         2,547,638      1.3%
   Other Securities                                                           40,343           753,607      0.4%
                                                                                       ---------------
                                                                                             6,085,909
                                                                                       ---------------
FUNERAL SERVICES -- 0.2%
   Other Securities                                                           40,300           300,235      0.2%
                                                                                       ---------------
HEALTH CARE - DRUGS -- 1.0%
   Other Securities                                                           65,400         2,003,145      1.0%
                                                                                       ---------------
HEALTH CARE - PRODUCTS -- 1.0%
   McKesson Corp.                                                             43,800         1,377,948      0.7%
   Other Securities                                                           13,000           600,782      0.3%
                                                                                       ---------------
                                                                                             1,978,730
                                                                                       ---------------
HEALTH CARE - SERVICES -- 2.0%
   Medco Health Solutions, Inc.*                                              29,500         1,227,200      0.6%
   Other Securities                                                          121,400         2,745,952      1.4%
                                                                                       ---------------
                                                                                             3,973,152
                                                                                       ---------------
INSURANCE -- 18.1%
   Allstate Corp.                                                            105,400         5,451,288      2.7%
   Chubb Corp.                                                                28,500         2,191,650      1.1%
   Cincinnati Financial Corp.                                                 27,704         1,226,179      0.6%
   Hartford Financial Services Group, Inc.                                    45,200         3,132,812      1.6%
   Lincoln National Corp.                                                     28,300         1,321,044      0.7%
   Loews Corp.                                                                29,300         2,059,790      1.0%
   MetLife, Inc.                                                             120,600         4,885,506      2.5%
   Principal Financial Group, Inc.                                            47,900         1,961,026      1.0%
   St. Paul Cos., Inc.                                                        83,100         3,080,517      1.5%
   Other Securities                                                          282,100        10,804,581      5.4%
                                                                                       ---------------
                                                                                            36,114,393
                                                                                       ---------------
INTERNET SERVICES -- 1.6%
   InterActiveCorp*                                                           97,798         2,701,181      1.3%
   Other Securities                                                          131,900           585,636      0.3%
                                                                                       ---------------
                                                                                             3,286,817
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE -- 1.9%
   MGM Mirage, Inc.*                                                          19,200   $     1,396,608      0.7%
   Starwood Hotels & Resorts Worldwide, Inc. Class B                          24,200         1,413,280      0.7%
   Other Securities                                                           43,700           880,118      0.5%
                                                                                       ---------------
                                                                                             3,690,006
                                                                                       ---------------
MACHINERY -- 0.2%
   Other Securities                                                           12,900           420,473      0.2%
                                                                                       ---------------
METALS & MINING -- 0.4%
   Other Securities                                                            7,200           712,224      0.4%
                                                                                       ---------------
MULTIMEDIA -- 12.3%
   Liberty Media Corp. Class A                                               422,600         4,640,148      2.3%
   Time Warner, Inc.*                                                        414,300         8,053,992      4.0%
   Viacom, Inc. Class A                                                       17,400           645,192      0.3%
   Viacom, Inc. Class B                                                      189,600         6,899,544      3.5%
   Walt Disney Co.                                                            71,300         1,982,140      1.0%
   Other Securities                                                           87,700         2,394,973      1.2%
                                                                                       ---------------
                                                                                            24,615,989
                                                                                       ---------------
OFFICE EQUIPMENT -- 0.1%
   Other Securities                                                           23,300           269,348      0.1%
                                                                                       ---------------
OFFICE FURNISHINGS & SUPPLIES -- 0.3%
   Other Securities                                                           20,400           533,158      0.3%
                                                                                       ---------------
OIL & GAS -- 8.5%
   Amerada Hess Corp.                                                         14,718         1,212,469      0.6%
   Anadarko Petroleum Corp.                                                   39,326         2,548,718      1.3%
   ConocoPhillips                                                             18,800         1,632,404      0.8%
   Kerr-McGee Corp.                                                           30,167         1,743,351      0.9%
   Marathon Oil Corp.                                                         55,500         2,087,355      1.1%
   Valero Energy Corp.                                                        41,600         1,888,640      0.9%
   Other Securities                                                          156,580         5,849,448      3.0%
                                                                                       ---------------
                                                                                            16,962,385
                                                                                       ---------------
PAPER & RELATED PRODUCTS -- 1.2%
   Other Securities                                                           65,513         2,393,482      1.2%
                                                                                       ---------------
PUBLISHING -- 0.0%
   Other Securities                                                            2,600            40,768      0.0%
                                                                                       ---------------
RETAIL - FOOD -- 0.6%
   Other Securities                                                           48,300         1,277,892      0.6%
                                                                                       ---------------
RETAIL - GENERAL -- 3.3%
   Federated Department Stores, Inc.                                          27,000         1,560,330      0.8%
   J.C. Penney Co., Inc.                                                      35,700         1,477,980      0.7%
   Sears, Roebuck & Co.                                                       37,000         1,888,110      1.0%
   Other Securities                                                           54,300         1,563,277      0.8%
                                                                                       ---------------
                                                                                             6,489,697
                                                                                       ---------------
RETAIL - SPECIALTY -- 1.5%
   Other Securities                                                          166,026         3,080,686      1.5%
                                                                                       ---------------
STEEL -- 0.3%
   Other Securities                                                           16,500           599,514      0.3%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 4.6%
   AT&T Corp.                                                                119,040   $     2,268,902      1.1%
   Sprint Corp.                                                              125,100         3,108,735      1.6%
   Other Securities                                                          259,200         3,703,142      1.9%
                                                                                       ---------------
                                                                                             9,080,779
                                                                                       ---------------
TIRES & RUBBER -- 0.1%
   Other Securities                                                           14,700           231,349      0.1%
                                                                                       ---------------
TOBACCO -- 0.5%
   Other Securities                                                           12,900         1,013,940      0.5%
                                                                                       ---------------
TRANSPORTATION -- 4.2%
   CSX Corp.                                                                  33,900         1,358,712      0.7%
   Norfolk Southern Corp.                                                     62,600         2,265,494      1.1%
   Union Pacific Corp.                                                        41,000         2,757,250      1.4%
   Other Securities                                                           43,800         2,073,785      1.0%
                                                                                       ---------------
                                                                                             8,455,241
                                                                                       ---------------
UTILITIES -- 0.1%
   Other Securities                                                            4,500           128,700      0.1%
                                                                                       ---------------
WASTE MANAGEMENT -- 0.2%
   Other Securities                                                           48,800           452,864      0.2%
                                                                                       ---------------
   TOTAL COMMON STOCKS                                                                     197,668,554
                                                                                       ---------------
SHORT-TERM INVESTMENTS -- 0.8%
OTHER -- 0.8%
   SSgA Government Money Market Fund                                       1,606,002         1,606,002      0.8%
                                                                                       ---------------
   TOTAL SHORT-TERM INVESTMENTS                                                              1,606,002
                                                                                       ---------------
TOTAL INVESTMENTS -- 99.8%
   (COST OF $161,573,493)                                                                  199,274,556
   Other Assets and Liabilities -- 0.2%                                                        423,505
                                                                                       ---------------
NET ASSETS -- 100.0%                                                                   $   199,698,061
                                                                                       ===============

   + See Note 1.
   * Non-income producing security
   # At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $161,573,493. Net unrealized appreciation aggregated $37,701,063, of which $43,309,588 related to appreciated investment securities and $5,608,525 related to depreciated investment securities.

[CHART]

                        PORTFOLIO SECTORS (% OF PORTFOLIO
                                  MARKET VALUE)

Communications        24.8%
Financials            24.1%
Cyclical              11.9%
Industrials           11.5%
Non-Cyclical           9.3%
Energy                 8.9%
Basic Materials        5.9%
Technology             2.3%
Diversified            1.2%
Utilities              0.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. SMALL COMPANY FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
ADVERTISING -- 0.1%
   Other Securities                                                            9,000   $       122,720      0.1%
                                                                                       ---------------
AEROSPACE/DEFENSE -- 1.2%
   Armor Holdings, Inc.*                                                       4,900           230,398      0.1%
   Other Securities                                                           92,449         1,826,990      1.1%
                                                                                       ---------------
                                                                                             2,057,388
                                                                                       ---------------
AGRICULTURAL OPERATIONS -- 0.2%
   Other Securities                                                           13,400           289,073      0.2%
                                                                                       ---------------
AIRLINES -- 0.7%
   Other Securities                                                          113,350         1,278,398      0.7%
                                                                                       ---------------
AUTO & RELATED -- 1.7%
   Thor Industries, Inc.                                                       6,800           251,940      0.2%
   Other Securities                                                          139,787         2,597,539      1.5%
                                                                                       ---------------
                                                                                             2,849,479
                                                                                       ---------------
BANKS/SAVINGS & LOANS -- 7.0%
   East West Bancorp, Inc.                                                     6,400           268,544      0.2%
   Westcorp                                                                    5,360           246,185      0.1%
   Other Securities                                                          415,841        11,504,964      6.7%
                                                                                       ---------------
                                                                                            12,019,693
                                                                                       ---------------
BROADCASTING -- 0.8%
   Other Securities                                                          179,860         1,297,327      0.8%
                                                                                       ---------------
BUILDING & CONSTRUCTION -- 3.0%
   Beazer Homes USA, Inc.                                                      1,825           266,833      0.1%
   Florida Rock Industries, Inc.                                               8,325           495,587      0.3%
   Meritage Corp.*                                                             2,200           247,940      0.1%
   Ryland Group, Inc.                                                          4,600           264,684      0.2%
   Other Securities                                                          143,239         3,888,581      2.3%
                                                                                       ---------------
                                                                                             5,163,625
                                                                                       ---------------
BUSINESS SERVICES -- 3.1%
   Catalina Marketing Corp.                                                    8,000           237,040      0.1%
   Other Securities                                                          289,331         5,135,948      3.0%
                                                                                       ---------------
                                                                                             5,372,988
                                                                                       ---------------
CHEMICALS -- 2.5%
   Crompton Corp.                                                             19,500           230,100      0.1%
   Georgia Gulf Corp.                                                          5,000           249,000      0.2%
   Other Securities                                                          151,221         3,753,204      2.2%
                                                                                       ---------------
                                                                                             4,232,304
                                                                                       ---------------
COMMERCIAL SERVICES -- 1.1%
   Other Securities                                                          101,200         1,849,767      1.1%
                                                                                       ---------------
COMMUNICATION SERVICES -- 0.1%
   Other Securities                                                            9,200           148,812      0.1%
                                                                                       ---------------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Other Securities                                                          219,552         1,960,469      1.1%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER EQUIPMENT -- 2.2%
   Emulex Corp.*                                                              13,400   $       225,656      0.1%
   Other Securities                                                          295,494         3,590,791      2.1%
                                                                                       ---------------
                                                                                             3,816,447
                                                                                       ---------------
COMPUTER SERVICES -- 1.8%
   FactSet Research Systems, Inc.                                              4,400           257,136      0.2%
   MICROS Systems, Inc.*                                                       3,000           234,180      0.1%
   Other Securities                                                          217,847         2,655,812      1.5%
                                                                                       ---------------
                                                                                             3,147,128
                                                                                       ---------------
COMPUTER SOFTWARE -- 4.0%
   Macromedia, Inc.                                                            8,080           251,450      0.2%
   Other Securities                                                          620,358         6,563,679      3.8%
                                                                                       ---------------
                                                                                             6,815,129
                                                                                       ---------------
COMPUTERS -- 0.0%
   Other Securities                                                            6,700            67,875      0.0%
                                                                                       ---------------
CONSTRUCTION MATERIALS -- 0.2%
   Other Securities                                                            7,000           303,211      0.2%
                                                                                       ---------------
CONSUMER PRODUCTS -- 0.8%
   Other Securities                                                           54,925         1,441,643      0.8%
                                                                                       ---------------
CONTAINERS & GLASS -- 0.2%
   Other Securities                                                           17,900           392,328      0.2%
                                                                                       ---------------
CONTAINERS - PAPER/PLASTIC -- 0.2%
   Other Securities                                                           39,420           417,926      0.2%
                                                                                       ---------------
COSMETICS & TOILETRIES -- 0.0%
   Other Securities                                                              601             5,849      0.0%
                                                                                       ---------------
DISTRIBUTION/WHOLESALE -- 1.2%
   Other Securities                                                           77,212         2,119,808      1.2%
                                                                                       ---------------
DIVERSIFIED OPERATIONS -- 2.3%
   Other Securities                                                          138,389         3,934,935      2.3%
                                                                                       ---------------
EDUCATION -- 0.6%
   Other Securities                                                           39,222         1,042,125      0.6%
                                                                                       ---------------
ELECTRIC UTILITIES -- 0.2%
   Other Securities                                                           13,500           281,308      0.2%
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 1.8%
   FLIR Systems, Inc.*                                                         4,400           280,676      0.2%
   Other Securities                                                          188,772         2,795,680      1.6%
                                                                                       ---------------
                                                                                             3,076,356
                                                                                       ---------------
ELECTRONICS -- 4.9%
   Trimble Navigation Ltd.*                                                    6,900           227,976      0.1%
   Other Securities                                                          710,213         8,207,823      4.8%
                                                                                       ---------------
                                                                                             8,435,799
                                                                                       ---------------
ENERGY -- 0.4%
   Other Securities                                                           53,631           615,636      0.4%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENVIROMENTAL SERVICES -- 0.4%
   Mine Safety Appliances Co.                                                  5,200   $       263,640      0.1%
   Other Securities                                                           23,300           471,335      0.3%
                                                                                       ---------------
                                                                                               734,975
                                                                                       ---------------
FACILITY SERVICES -- 0.1%
   Other Securities                                                            8,200           161,704      0.1%
                                                                                       ---------------
FINANCIAL SERVICES -- 2.9%
   Other Securities                                                          224,326         4,993,560      2.9%
                                                                                       ---------------
FOOD & BEVERAGES -- 1.2%
   Other Securities                                                           89,179         2,122,300      1.2%
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 0.5%
   Other Securities                                                           38,100           817,363      0.5%
                                                                                       ---------------
FUNERAL SERVICES -- 0.1%
   Other Securities                                                           18,600           128,127      0.1%
                                                                                       ---------------
HEALTH CARE - BIOTECHNOLOGY -- 3.3%
   Other Securities                                                          477,527         5,636,940      3.3%
                                                                                       ---------------
HEALTH CARE - DRUGS -- 2.8%
   American Pharmaceutical Partners, Inc.*                                     6,150           230,071      0.1%
   Other Securities                                                          341,308         4,592,970      2.7%
                                                                                       ---------------
                                                                                             4,823,041
                                                                                       ---------------
HEALTH CARE - PRODUCTS -- 4.6%
   American Medical Systems Holdings, Inc.*                                    5,600           234,136      0.2%
   Cooper Cos., Inc.                                                           5,600           395,304      0.2%
   Diagnostic Products Corp.                                                   4,100           225,705      0.1%
   Other Securities                                                          403,977         7,004,079      4.1%
                                                                                       ---------------
                                                                                             7,859,224
                                                                                       ---------------
HEALTH CARE - SERVICES -- 3.0%
   Amerigroup Corp.*                                                           3,500           264,810      0.2%
   Other Securities                                                          260,087         4,972,921      2.8%
                                                                                       ---------------
                                                                                             5,237,731
                                                                                       ---------------
HOUSEHOLD PRODUCTS -- 0.4%
   Other Securities                                                           36,800           711,960      0.4%
                                                                                       ---------------
INSTRUMENTS - SCIENTIFIC -- 0.6%
   Intuitive Surgical, Inc.*                                                   5,700           228,114      0.1%
   Other Securities                                                           53,938           822,462      0.5%
                                                                                       ---------------
                                                                                             1,050,576
                                                                                       ---------------
INSURANCE -- 2.2%
   Other Securities                                                          166,753         3,776,498      2.2%
                                                                                       ---------------
INTERNET SERVICES -- 3.1%
   CACI International, Inc.                                                    4,400           299,772      0.2%
   CNET Networks, Inc.*                                                       20,100           225,723      0.1%
   F5 Networks, Inc.*                                                          5,500           267,960      0.2%
   Other Securities                                                          416,664         4,559,778      2.6%
                                                                                       ---------------
                                                                                             5,353,233
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE -- 2.0%
   Choice Hotels International, Inc.                                           4,100   $       237,800      0.1%
   Penn National Gaming, Inc.*                                                 5,200           314,860      0.2%
   Scientific Games Corp. Class A*                                             9,500           226,480      0.1%
   Other Securities                                                          138,297         2,655,552      1.6%
                                                                                       ---------------
                                                                                             3,434,692
                                                                                       ---------------
MACHINERY -- 2.4%
   Joy Global, Inc.                                                            5,900           256,237      0.2%
   Other Securities                                                          148,211         3,801,063      2.2%
                                                                                       ---------------
                                                                                             4,057,300
                                                                                       ---------------
MANUFACTURING -- 1.6%
   The Brink's Co.                                                             6,000           237,120      0.1%
   Other Securities                                                          108,500         2,606,914      1.5%
                                                                                       ---------------
                                                                                             2,844,034
                                                                                       ---------------
METALS & MINING -- 1.4%
   Other Securities                                                          162,711         2,432,717      1.4%
                                                                                       ---------------
MULTIMEDIA -- 0.4%
   Other Securities                                                           35,000           728,747      0.4%
                                                                                       ---------------
OFFICE EQUIPMENT -- 0.1%
   Other Securities                                                           11,000           244,508      0.1%
                                                                                       ---------------
OFFICE FURNISHINGS & SUPPLIES -- 0.2%
   Other Securities                                                           18,600           314,912      0.2%
                                                                                       ---------------
OIL & GAS -- 4.8%
   Cal Dive International, Inc.*                                               5,700           232,275      0.1%
   Range Resources Corp.                                                      11,100           227,106      0.1%
   Southwestern Energy Co.*                                                    4,700           238,243      0.1%
   Tesoro Petroleum Corp.*                                                     7,100           226,206      0.1%
   Other Securities                                                          398,906         7,320,945      4.4%
                                                                                       ---------------
                                                                                             8,244,775
                                                                                       ---------------
PAPER & RELATED PRODUCTS -- 0.3%
   Other Securities                                                           15,500           492,906      0.3%
                                                                                       ---------------
PERSONAL CARE -- 0.4%
   Nu Skin Enterprises, Inc. Class A                                           9,000           228,420      0.1%
   Other Securities                                                           67,500           393,584      0.3%
                                                                                       ---------------
                                                                                               622,004
                                                                                       ---------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
   Other Securities                                                           16,500           141,071      0.1%
                                                                                       ---------------
PUBLISHING -- 0.6%
   Other Securities                                                           81,400           980,273      0.6%
                                                                                       ---------------
REAL ESTATE -- 0.4%
   Other Securities                                                           38,900           737,324      0.4%
                                                                                       ---------------
RESTAURANTS -- 1.5%
   CEC Entertainment, Inc.*                                                    5,650           225,831      0.1%
   P.F. Chang's China Bistro, Inc.*                                            4,100           231,035      0.1%
   Sonic Corp.*                                                                7,650           233,325      0.1%

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESTAURANTS (CONTINUED)
   Other Securities                                                           89,429   $     1,900,161      1.2%
                                                                                       ---------------
                                                                                             2,590,352
                                                                                       ---------------
RETAIL - FOOD -- 0.3%
   Other Securities                                                           51,800           580,260      0.3%
                                                                                       ---------------
RETAIL - GENERAL -- 0.9%
   Bebe stores, Inc.                                                           9,450           254,961      0.2%
   Other Securities                                                           58,061         1,216,574      0.7%
                                                                                       ---------------
                                                                                             1,471,535
                                                                                       ---------------
RETAIL - SPECIALTY -- 4.0%
   Guitar Center, Inc.                                                         4,400           231,836      0.1%
   Other Securities                                                          336,118         6,722,709      3.9%
                                                                                       ---------------
                                                                                             6,954,545
                                                                                       ---------------
STEEL -- 1.2%
   AK Steel Holding Corp.                                                     17,400           251,778      0.2%
   Allegheny Technologies, Inc.                                               11,300           244,871      0.1%
   Other Securities                                                           54,750         1,580,811      0.9%
                                                                                       ---------------
                                                                                             2,077,460
                                                                                       ---------------
TELECOMMUNICATIONS -- 2.3%
   InfoSpace, Inc.*                                                            4,800           228,240      0.1%
   Western Wireless Corp. Class A*                                             9,800           287,140      0.2%
   Other Securities                                                          375,533         3,440,822      2.0%
                                                                                       ---------------
                                                                                             3,956,202
                                                                                       ---------------
TEXTILE & APPAREL -- 1.4%
   Quiksilver, Inc.*                                                           7,600           226,404      0.1%
   Other Securities                                                          116,650         2,138,156      1.3%
                                                                                       ---------------
                                                                                             2,364,560
                                                                                       ---------------
TIRES & RUBBER -- 0.1%
   Other Securities                                                           13,900           216,176      0.1%
                                                                                       ---------------
TOBACCO -- 0.0%
   Other Securities                                                            7,700            74,676      0.0%
                                                                                       ---------------
TOOLS - HAND HELD -- 0.1%
   Toro Co.                                                                    3,200           260,320      0.1%
                                                                                       ---------------
TRANSPORTATION -- 2.1%
   Heartland Express, Inc.                                                    10,443           234,654      0.1%
   Landstar Systems, Inc.*                                                     3,900           287,196      0.2%
   Yellow Roadway Corp.*                                                       5,392           300,388      0.2%
   Other Securities                                                          102,505         2,722,410      1.6%
                                                                                       ---------------
                                                                                             3,544,648
                                                                                       ---------------
UTILITIES -- 1.7%
   Other Securities                                                          143,601         3,016,234      1.7%
                                                                                       ---------------
WASTE MANAGEMENT -- 0.2%
   Other Securities                                                           23,050           415,492      0.2%
                                                                                       ---------------
   TOTAL COMMON STOCKS                                                                     170,760,501
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
HEALTH CARE - BIOTECHNOLOGY -- 0.0%
   Other Securities                                                            6,120   $         1,469      0.0%
                                                                                       ---------------
RETAIL - GENERAL -- 0.0%
   Other Securities                                                              500               509      0.0%
                                                                                       ---------------
   TOTAL RIGHTS                                                                                  1,978
                                                                                       ---------------
WARRANTS -- 0.0%
BUILDING & CONSTRUCTION -- 0.0%
   Other Securities                                                            1,200                 0      0.0%
                                                                                       ---------------
OIL & GAS -- 0.0%
   Other Securities                                                              580               192      0.0%
                                                                                       ---------------
   TOTAL WARRANTS                                                                                  192
                                                                                       ---------------
SHORT-TERM INVESTMENTS -- 1.2%
OTHER -- 1.2%
   SSgA Government Money Market Fund                                       1,992,003         1,992,003      1.2%
                                                                                       ---------------
   TOTAL SHORT-TERM INVESTMENTS                                                              1,992,003
                                                                                       ---------------
TOTAL INVESTMENTS -- 100.3%
   (COST OF $125,808,792)                                                                  172,754,674
   Other Assets and Liabilities -- (0.3)%                                                     (437,802)
                                                                                       ---------------
NET ASSETS -- 100.0%                                                                   $   172,316,872
                                                                                       ===============

   +  See Note 1.
   *  Non-income producing security
   # At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $125,808,792. Net unrealized appreciation aggregated $46,945,882 of which $54,626,042 related to appreciated investment securities and $7,680,160 related to depreciated investment securities.

[CHART]

                       PORTFOLIO SECTORS (% OF PORTFOLIO
                                  MARKET VALUE)

Non-Cyclical                 22.5%
Industrials                  18.6%
Cyclical                     14.2%
Financials                   12.6%
Communications                8.5%
Technology                    8.3%
Basic Materials               5.9%
Energy                        5.2%
Diversified                   2.3%
Utilities                     1.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA INTERNATIONAL HBtM FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.5%
AUSTRALIA -- 5.6%
   Commonwealth Bank of Australia                                             71,324   $     1,786,153      0.5%
   Other Securities                                                        3,632,272        18,769,236      5.1%
                                                                                       ---------------
   TOTAL AUSTRALIA                                                                          20,555,389
                                                                                       ---------------
AUSTRIA -- 0.5%
   Other Securities                                                           24,563         1,660,200      0.5%
                                                                                       ---------------
BELGIUM -- 1.6%
   Algemene Maatschappij voor Nijverheidskredit NV (Almanij)                  18,400         1,878,069      0.5%
   Other Securities                                                           77,006         3,908,215      1.1%
                                                                                       ---------------
   TOTAL BELGIUM                                                                             5,786,284
                                                                                       ---------------
DENMARK -- 1.3%
   Danske Bank                                                                61,903         1,889,656      0.5%
   Other Securities                                                           63,185         3,025,016      0.8%
                                                                                       ---------------
   TOTAL DENMARK                                                                             4,914,672
                                                                                       ---------------
FINLAND -- 1.8%
   Fortum Corp.                                                              135,757         2,503,006      0.7%
   Other Securities                                                          260,661         4,040,670      1.1%
                                                                                       ---------------
   TOTAL FINLAND                                                                             6,543,676
                                                                                       ---------------
FRANCE -- 11.9%
   Assurances Generales de France                                             33,104         2,462,468      0.7%
   Axa                                                                       184,858         4,549,405      1.2%
   BNP Paribas SA                                                             71,641         5,169,057      1.4%
   Compagnie de Saint-Gobain                                                  35,588         2,135,137      0.6%
   Credit Agricole SA                                                         73,976         2,223,137      0.6%
   PSA Peugoet Citroen                                                        30,890         1,952,798      0.5%
   Pinault-Printemps-Redoute SA                                               15,879         1,583,137      0.4%
   Renault SA                                                                 31,900         2,657,916      0.7%
   Societe Generale                                                           20,200         2,035,816      0.6%
   Suez SA                                                                    69,300         1,840,580      0.5%
   Vivendi Universal SA*                                                     110,876         3,525,681      1.0%
   Other Securities                                                          427,869        13,338,336      3.7%
                                                                                       ---------------
   TOTAL FRANCE                                                                             43,473,468
                                                                                       ---------------
GERMANY -- 8.7%
   Allianz AG                                                                 12,435         1,642,926      0.5%
   Bayer AG                                                                   53,437         1,804,102      0.5%
   DaimlerChrysler AG                                                         90,930         4,340,223      1.2%
   Deutsche Bank AG                                                           46,190         4,084,291      1.1%
   Muenchener Rueckversicherungs-Gesellschaft AG                              19,510         2,388,847      0.6%
   Veba AG                                                                    33,057         3,000,886      0.8%
   Other Securities                                                          553,923        14,631,865      4.0%
                                                                                       ---------------
   TOTAL GERMANY                                                                            31,893,140
                                                                                       ---------------
GREECE -- 0.5%
   Other Securities                                                           99,210         1,741,490      0.5%
                                                                                       ---------------
HONG KONG -- 2.9%
   Hutchison Whampoa Ltd.                                                    268,000         2,508,362      0.7%
   Other Securities                                                        4,076,261         7,929,995      2.2%
                                                                                       ---------------
   TOTAL HONG KONG                                                                          10,438,357
                                                                                       ---------------
IRELAND -- 1.2%
   Other Securities                                                          217,006         4,434,611      1.2%
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ITALY -- 3.0%
   Other Securities                                                        2,785,597   $    10,858,751      3.0%
                                                                                       ---------------
JAPAN -- 16.7%
   Fuji Photo Film                                                            46,000         1,674,681      0.5%
   Hitachi Ltd.                                                              279,000         1,928,259      0.5%
   Matsushita Electric Industrial Co., Ltd.                                  182,000         2,880,677      0.8%
   Millea Holdings, Inc.                                                         146         2,160,226      0.6%
   Other Securities                                                        8,146,113        52,323,524     14.3%
                                                                                       ---------------
   TOTAL JAPAN                                                                              60,967,367
                                                                                       ---------------
LUXEMBOURG -- 0.2%
   Other Securities                                                           28,066           650,508      0.2%
                                                                                       ---------------
NETHERLANDS -- 5.1%
   Aegon NV                                                                  307,698         4,177,804      1.1%
   ING Groep NV                                                               87,799         2,645,679      0.7%
   Koninklijke (Royal) KPN NV                                                224,511         2,124,405      0.6%
   Koninklijke Ahold NV*                                                     287,236         2,216,339      0.6%
   Other Securities                                                          421,699         7,539,047      2.1%
                                                                                       ---------------
   TOTAL NETHERLANDS                                                                        18,703,274
                                                                                       ---------------
NEW ZEALAND -- 0.1%
   Other Securities                                                          257,650           532,051      0.1%
                                                                                       ---------------
NORWAY -- 1.1%
   Norsk Hydro ASA                                                            25,980         2,037,295      0.6%
   Other Securities                                                          158,072         1,932,808      0.5%
                                                                                       ---------------
   TOTAL NORWAY                                                                              3,970,103
                                                                                       ---------------
PORTUGAL -- 0.4%
   Other Securities                                                          393,784         1,480,307      0.4%
                                                                                       ---------------
SINGAPORE -- 1.0%
   Other Securities                                                          847,300         3,579,080      1.0%
                                                                                       ---------------
SPAIN -- 5.4%
   Banco Santander Central Hispano SA                                        373,685         4,618,479      1.3%
   Endesa SA                                                                 120,980         2,831,595      0.8%
   Repsol-YPF SA                                                             169,060         4,384,892      1.2%
   Other Securities                                                          508,905         8,059,538      2.1%
                                                                                       ---------------
   TOTAL SPAIN                                                                              19,894,504
                                                                                       ---------------
SWEDEN -- 3.4%
   Nordea AB                                                                 158,350         1,590,503      0.4%
   TeliaSonera AB                                                            420,750         2,510,434      0.7%
   Other Securities                                                          387,901         8,166,176      2.3%
                                                                                       ---------------
   TOTAL SWEDEN                                                                             12,267,113
                                                                                       ---------------
SWITZERLAND -- 7.3%
   Compagnie Financiere Richemont AG                                         101,600         3,370,342      0.9%
   Credit Suisse Group*                                                      111,580         4,674,429      1.3%
   Holcim Ltd.                                                                33,577         2,015,797      0.6%
   Swiss Re                                                                   28,600         2,032,831      0.6%
   Syngenta AG*                                                               20,200         2,138,615      0.6%
   Zurich Financial Services*                                                 23,900         3,971,464      1.1%
   Other Securities                                                           77,943         8,531,356      2.2%
                                                                                       ---------------
   TOTAL SWITZERLAND                                                                        26,734,834
                                                                                       ---------------

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM -- 18.8%
   Associated British Foods Plc                                              115,460   $     1,726,496      0.5%
   BAA Plc                                                                   159,979         1,789,934      0.5%
   BAE Systems Plc                                                           458,443         2,024,498      0.5%
   CGU Plc                                                                   328,599         3,953,548      1.1%
   CRH Plc                                                                    91,675         2,442,297      0.7%
   Kingfisher Plc                                                            300,147         1,781,174      0.5%
   Scottish Power Plc                                                        277,745         2,145,763      0.6%
   Vodafone Group Plc                                                      4,010,671        10,853,420      3.0%
   mm02 Plc*                                                               1,265,000         2,974,905      0.8%
   Other Securities                                                       15,419,326        38,891,858     10.6%
                                                                                       ---------------
   TOTAL UNITED KINGDOM                                                                     68,583,893
                                                                                       ---------------
   TOTAL COMMON STOCKS                                                                     359,663,072
                                                                                       ---------------
WARRANTS -- 0.0%
FRANCE -- 0.0%
   Other Securities                                                            8,700             8,196      0.0%
                                                                                       ---------------
HONG KONG -- 0.0%
   Other Securities                                                           22,000             2,774      0.0%
                                                                                       ---------------
ITALY -- 0.0%
   Other Securities                                                            4,800               857      0.0%
                                                                                       ---------------
   TOTAL WARRANTS                                                                               11,827
                                                                                       ---------------
SHORT-TERM INVESTMENTS -- 1.3%
UNITED STATES -- 1.3%
   SSgA Government Money Market Fund                                       4,634,002         4,634,002      1.3%
                                                                                       ---------------
   TOTAL SHORT-TERM INVESTMENTS                                                              4,634,002
                                                                                       ---------------
TOTAL INVESTMENTS -- 99.8%
  (COST OF $254,336,633)                                                                   364,308,901
   Other Assets and Liabilities -- 0.2%                                                        642,108
                                                                                       ---------------
NET ASSETS -- 100.0%                                                                   $   364,951,009
                                                                                       ===============

   +  See Note 1.
   # At December 31, 2004 the aggregate cost of investment securities for income tax purposes was $254,336,633. Net unrealized appreciation aggregated $109,972,268 of which $111,510,346 related to appreciated investment securities and $1,538,078 related to depreciated investment securities.

[CHART]

                        PORTFOLIO SECTORS (% OF PORTFOLIO
                                  MARKET VALUE)

United Kingdom               19.1%
Japan                        17.0%
Other                        15.7%
France                       12.1%
Germany                       8.9%
Switzerland                   7.4%
Australia                     5.7%
Spain                         5.5%
Netherlands                   5.2%
Sweden                        3.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA INTERNATIONAL SMALL COMPANY FUND

SUMMARY SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

                                                                            NUMBER          MARKET       % OF TOTAL
                                                                          OF SHARES         VALUE+       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS -- 99.9%
OTHER -- 99.9%
   DFA International Small Company Portfolio                               8,864,941   $   127,123,253      99.9%
                                                                                       ---------------
                                                                                           127,123,253
                                                                                       ---------------
   TOTAL MUTUAL FUNDS                                                                      127,123,253
                                                                                       ---------------
SHORT-TERM INVESTMENTS -- 0.0%
OTHER -- 0.0%
   SSgA Government Money Market Fund                                               1                 1       0.0%
   SSgA Money Market Fund                                                          2                 2       0.0%
                                                                                       ---------------
                                                                                                     3
                                                                                       ---------------
   TOTAL SHORT-TERM INVESTMENTS                                                                      3
                                                                                       ---------------
TOTAL INVESTMENTS -- 99.9%
   (COST OF $82,479,522)                                                                   127,123,256
   Other Assets and Liabilities -- 0.1%                                                         74,747
                                                                                       ---------------
NET ASSETS -- 100.0%                                                                   $   127,198,003
                                                                                       ===============

   +  See Note 1.
   # At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $82,479,522. Net unrealized appreciation aggregated $44,643,734, which related solely to appreciated investment securities.

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2004 (Unaudited)

                                                                               SA                SA
                                                                          FIXED INCOME      U.S. MARKET
                                                                              FUND              FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market                                  $ 315,391,286    $ 341,824,467
   Short-term investments (at amortized cost)                                2,495,283        3,475,007
   Cash                                                                            778              825
   Foreign currency                                                            156,709               --
   Receivable for investments sold                                                  --           91,885
   Dividends and interest receivable                                         4,964,222          395,092
   Receivable for fund shares sold                                             865,837          675,780
   Receivable for forward foreign currency exchange
     contracts (Note 1)                                                        302,573               --
   Receivable due from Manager (Note 2)                                        132,225           69,624
   Receivable for tax reclaims                                                      --               --
   Prepaid expenses                                                              4,820            4,978
                                                                         -------------    -------------
     TOTAL ASSETS                                                          324,313,733      346,537,658
                                                                         -------------    -------------

LIABILITIES
   Payable for investments purchased                                                --               --
   Payable for fund shares redeemed                                                 --               --
   Payable for forward foreign currency exchange
     contracts (Note 1)                                                         59,993               --
   Advisory fees payable (Note 2)                                              175,765          186,075
   Sub-Advisory fees payable (Note 2)                                           51,378           14,314
   Administration fees payable (Note 2)                                         31,097           32,231
   Trustees' fees payable (Note 2)                                               5,391            5,391
   Shareholder servicing fees payable (Note 2)                                   3,538            1,943
   Accrued expenses and other liabilities                                      134,976          140,774
                                                                         -------------    -------------
     TOTAL LIABILITIES                                                         462,138          380,728
                                                                         -------------    -------------

NET ASSETS                                                               $ 323,851,595    $ 346,156,930
                                                                         =============    =============

NET ASSETS CONSIST OF:
   Capital paid in                                                       $ 324,671,400    $ 305,963,342
   Undistributed/(overdistributed) net investment
     income                                                                    356,917            3,610
   Accumulated net realized gain/(loss)                                     (3,255,260)      (6,924,466)
   Net unrealized appreciation/(depreciation) on:
     Investments                                                             1,813,792       47,114,444
     Foreign currency translations                                             264,746               --
                                                                         -------------    -------------

NET ASSETS                                                               $ 323,851,595    $ 346,156,930
                                                                         =============    =============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                   31,513,088       32,229,342
NET ASSET VALUE PER SHARE                                                $       10.28    $       10.74

IDENTIFIED COST OF INVESTMENTS                                           $ 316,072,777    $ 298,185,030
COST OF FOREIGN CURRENCY                                                 $     154,964               --

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             SA             SA U.S.                            SA INTERNATIONAL
                                                          U.S. HBtM      SMALL COMPANY     SA INTERNATIONAL      SMALL COMPANY
                                                             FUND            FUND             HBtM FUND               FUND
                                                        -----------------------------------------------------------------------
ASSETS
   Investments in securities, at market                 $ 197,668,554    $  170,762,671    $    359,674,899    $    127,123,253
   Short-term investments (at amortized cost)               1,606,002         1,992,003           4,634,002                   3
   Cash                                                           578               172                 220           1,005,627
   Foreign currency                                                --                --              26,935                  --
   Receivable for investments sold                                 --           390,490               8,424                  --
   Dividends and interest receivable                          284,782           101,801             374,105                  --
   Receivable for fund shares sold                            328,225           377,316             727,622             219,154
   Receivable for forward foreign currency exchange
     contracts (Note 1)                                            --                --                  --                  --
   Receivable due from Manager (Note 2)                        81,449            97,900                  --              11,327
   Receivable for tax reclaims                                     --                --              73,533                  --
   Prepaid expenses                                             4,978             4,978               4,976               4,976
                                                        -------------    --------------    ----------------    ----------------
     TOTAL ASSETS                                         199,974,568       173,727,331         365,524,716         128,364,340
                                                        -------------    --------------    ----------------    ----------------

LIABILITIES
   Payable for investments purchased                               --         1,145,911              14,442           1,005,627
   Payable for fund shares redeemed                             3,774                --             111,847               2,020
   Payable for forward foreign currency exchange
     contracts (Note 1)                                            --                --                  --                  --
   Advisory fees payable (Note 2)                             107,067            92,327             194,355              67,134
   Sub-Advisory fees payable (Note 2)                          44,474            53,976              61,718                  --
   Administration fees payable (Note 2)                        18,436            16,548              32,086              11,722
   Trustees' fees payable (Note 2)                              5,391             5,391               5,391               5,391
   Shareholder servicing fees payable (Note 2)                    598             1,660              74,752               1,684
   Accrued expenses and other liabilities                      96,767            94,646              79,116              72,759
                                                        -------------    --------------    ----------------    ----------------
     TOTAL LIABILITIES                                        276,507         1,410,459             573,707           1,166,337
                                                        -------------    --------------    ----------------    ----------------

NET ASSETS                                              $ 199,698,061    $  172,316,872    $    364,951,009    $    127,198,003
                                                        =============    ==============    ================    ================
NET ASSETS CONSIST OF:
   Capital paid in                                      $ 161,899,993    $  124,931,513    $    259,692,834    $     80,688,298
   Undistributed/(overdistributed) net investment
     income                                                     2,211          (330,345)             76,096            (197,352)
   Accumulated net realized gain/(loss)                        94,794           769,822          (4,806,421)          2,063,323
   Net unrealized appreciation/(depreciation) on:
     Investments                                           37,701,063        46,945,882         109,972,268          44,643,734
     Foreign currency translations                                 --                --              16,232                  --
                                                        -------------    --------------    ----------------    ----------------

NET ASSETS                                              $ 199,698,061    $  172,316,872    $    364,951,009    $    127,198,003
                                                        =============    ==============    ================    ================

SHARES OF BENEFICIAL INTEREST OUTSTANDING                  17,023,981         9,689,079          28,168,668           7,972,125
NET ASSET VALUE PER SHARE                               $       11.73    $        17.78    $          12.96    $          15.96

IDENTIFIED COST OF INVESTMENTS                          $ 161,573,493    $  125,808,792    $    254,336,633    $     82,479,522
COST OF FOREIGN CURRENCY                                           --                --    $         26,633                  --

STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)

                                                                               SA                SA
                                                                          FIXED INCOME      U.S. MARKET
                                                                              FUND              FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividends                                                           $          --    $   3,504,891
     Interest                                                                5,472,130           18,493
     Less: Taxes withheld                                                           --             (381)
                                                                         -------------    -------------

   TOTAL INCOME                                                              5,472,130        3,523,003
                                                                         -------------    -------------
   EXPENSES:
     Advisory fees (Note 2)                                                    986,937          998,297
     Sub-Advisory fees (Note 2)                                                288,490           76,792
     Shareholder servicing fees (Note 2)                                       379,591          383,961
     Administration fees (Note 2)                                              151,836          153,584
     Deferred expense reimbursement (Note 2)                                        --               --
     Sub-Administration fees (Note 2)                                           63,445           61,307
     Trustees' fees and expenses (Note 2)                                        8,752            8,752
     Custody and accounting fees (Note 2)                                       51,070           89,411
     Transfer agent fees                                                        22,492           23,031
     Professional fees                                                          27,951           27,951
     Registration fees                                                          20,178           17,396
     Chief Compliance Officer expense                                            8,402            8,402
     Other expenses                                                             12,875           11,973
                                                                         -------------    -------------

   TOTAL EXPENSES BEFORE WAIVERS AND REIMBURSEMENTS:                         2,022,019        1,860,857
     Less: Fee waiver by Manager                                              (373,540)        (167,504)
           Fee waiver by Sub-Adviser                                          (130,114)         (34,643)
                                                                         -------------    -------------

     NET EXPENSES                                                            1,518,365        1,658,710
                                                                         -------------    -------------

   NET INVESTMENT INCOME (LOSS)                                              3,953,765        1,864,293
                                                                         -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
        Investments                                                           (335,816)         541,001
        Foreign currency transactions                                       (2,449,198)              14
        Distributions from other Registered Investment Companies                    --          258,021
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/DEPRECIATION ON:
        Investments                                                          7,060,198       19,711,963
        Foreign currency translations                                          332,395               --
                                                                         -------------    -------------
     Net realized and unrealized gain (loss) on investments and change
        in unrealized appreciation (depreciation)                            4,607,579       20,510,999
                                                                         -------------    -------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   8,561,344    $  22,375,292
                                                                         =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              SA            SA U.S.                            SA INTERNATIONAL
                                                           U.S. HBtM     SMALL COMPANY     SA INTERNATIONAL      SMALL COMPANY
                                                              FUND           FUND             HBtM FUND               FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividends                                           $   1,345,166   $      606,972    $      2,745,393    $      1,258,270
     Interest                                                   12,938           10,259              19,288                  --
     Less: Taxes withheld                                         (835)              --            (222,425)                 --
                                                         -------------   --------------    ----------------    ----------------

   TOTAL INCOME                                              1,357,269          617,231           2,542,256           1,258,270
                                                         -------------   --------------    ----------------    ----------------
   EXPENSES:
     Advisory fees (Note 2)                                    569,589          481,191           1,016,156             356,875
     Sub-Advisory fees (Note 2)                                236,599          281,311             594,061                  --
     Shareholder servicing fees (Note 2)                       219,073          185,073             390,829             137,260
     Administration fees (Note 2)                               87,629           74,029             156,332              54,904
     Deferred expense reimbursement (Note 2)                        --               --              34,978              18,879
     Sub-Administration fees (Note 2)                           36,742           30,531              59,551              23,149
     Trustees' fees and expenses (Note 2)                        8,752            8,752               8,752               8,752
     Custody and accounting fees (Note 2)                       37,398          109,095             118,390              21,399
     Transfer agent fees                                        22,870           22,836              23,087              22,657
     Professional fees                                          27,951           30,724              30,724              29,716
     Registration fees                                          13,296           12,114              15,182              10,607
     Chief Compliance Officer expense                            8,402            8,402               8,402               8,402
     Other expenses                                             10,700           10,473              11,973              10,170
                                                         -------------   --------------    ----------------    ----------------

   TOTAL EXPENSES BEFORE WAIVERS AND REIMBURSEMENTS:         1,279,001        1,254,531           2,468,417             702,770
     Less: Fee waiver by Manager                              (182,051)        (180,027)                 --                  --
           Fee waiver by Sub-Adviser                          (106,741)        (126,928)           (268,039)                 --
                                                         -------------   --------------    ----------------    ----------------

     NET EXPENSES                                              990,209          947,576           2,200,378             702,770
                                                         -------------   --------------    ----------------    ----------------

   NET INVESTMENT INCOME (LOSS)                                367,060         (330,345)            341,878             555,500
                                                         -------------   --------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
        Investments                                          2,927,768        2,983,505           2,366,547           3,347,286
        Foreign currency transactions                              159               --              64,124                  --
        Distributions from other Registered Investment
          Companies                                                 --               --                  --                  --
     INCREASE (DECREASE) IN UNREALIZED
          APPRECIATION/DEPRECIATION ON:
        Investments                                         15,098,824       12,535,961          49,244,199          12,223,927
        Foreign currency translations                               --               --              (4,908)                 --
                                                         -------------   --------------    ----------------    ----------------
     Net realized and unrealized gain (loss) on
          investments and change
          in unrealized appreciation (depreciation)         18,026,751       15,519,466          51,669,962          15,571,213
                                                         -------------   --------------    ----------------    ----------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                     $  18,393,811   $   15,189,121    $     52,011,840    $     16,126,713
                                                         =============   ==============    ================    ================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SA FIXED INCOME FUND
                                                                                 --------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004        YEAR ENDED
                                                                                  (UNAUDITED)        6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income                                                       $    3,953,765    $    5,224,133
     Net realized gain (loss) on investments and foreign currency transactions       (2,785,014)        1,783,939
     Net increase (decrease) in unrealized appreciation (depreciation)                7,392,593       (11,121,907)
                                                                                 --------------    --------------
     Net increase (decrease) in net assets from operations                            8,561,344        (4,113,835)
                                                                                 --------------    --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (3,630,370)       (6,002,605)
     Net realized gains                                                                      --        (7,016,590)
                                                                                 --------------    --------------
   TOTAL DISTRIBUTIONS                                                               (3,630,370)      (13,019,195)
                                                                                 --------------    --------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                   59,978,533       152,836,926
     Value of distributions reinvested                                                2,939,953         8,817,716
     Cost of shares redeemed                                                        (23,472,196)      (44,106,666)
                                                                                 --------------    --------------
   TOTAL SHARE TRANSACTIONS                                                          39,446,290       117,547,976
                                                                                 --------------    --------------
   TOTAL INCREASE IN NET ASSETS                                                      44,377,264       100,414,946

NET ASSETS
   Beginning of Period                                                              279,474,331       179,059,385
                                                                                 --------------    --------------
   End of Period                                                                 $  323,851,595    $  279,474,331
                                                                                 ==============    ==============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $      356,917    $       33,522

CAPITAL SHARE TRANSACTIONS

   Shares sold by subscription                                                        5,826,137        14,621,743
   Issued for distributions reinvested                                                  285,040           857,120
   Shares redeemed                                                                   (2,280,746)       (4,214,362)
                                                                                 --------------    --------------
   Net increase in fund shares                                                        3,830,431        11,264,501
                                                                                 ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                        SA U.S. MARKET FUND
                                                                                 --------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004        YEAR ENDED
                                                                                  (UNAUDITED)        6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income                                                       $    1,864,293    $    1,179,999
     Net realized gain (loss) on investments and foreign currency transactions          799,036           443,962
     Net increase (decrease) in unrealized appreciation (depreciation)               19,711,963        34,191,245
                                                                                 --------------    --------------
     Net increase (decrease) in net assets from operations                           22,375,292        35,815,206
                                                                                 --------------    --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (2,293,244)       (1,153,538)
     Net realized gains                                                                      --                --
                                                                                 --------------    --------------
   TOTAL DISTRIBUTIONS                                                               (2,293,244)       (1,153,538)
                                                                                 --------------    --------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                   50,156,834       124,197,121
     Value of distributions reinvested                                                1,823,211           794,363
     Cost of shares redeemed                                                        (15,378,421)      (30,749,207)
                                                                                 --------------    --------------
   TOTAL SHARE TRANSACTIONS                                                          36,601,624        94,242,277
                                                                                 --------------    --------------
   TOTAL INCREASE IN NET ASSETS                                                      56,683,672       128,903,945

NET ASSETS
   Beginning of Period                                                              289,473,258       160,569,313
                                                                                 --------------    --------------
   End of Period                                                                 $  346,156,930    $  289,473,258
                                                                                 ==============    ==============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $        3,610    $      432,561

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                        4,999,196        12,910,840
   Issued for distributions reinvested                                                  170,394            82,062
   Shares redeemed                                                                   (1,542,489)       (3,200,815)
                                                                                 --------------    --------------
   Net increase in fund shares                                                        3,627,101         9,792,087
                                                                                 ==============    ==============

                                                                                        SA U.S. HBtM FUND
                                                                                 --------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004        YEAR ENDED
                                                                                   (UNAUDITED)        6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income                                                       $      367,060    $      438,435
     Net realized gain (loss) on investments and foreign currency transactions        2,927,927         2,493,375
     Net increase (decrease) in unrealized appreciation (depreciation)               15,098,824        21,983,739
                                                                                 --------------    --------------
     Net increase (decrease) in net assets from operations                           18,393,811        24,915,549
                                                                                 --------------    --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                             (552,138)         (413,852)
     Net realized gains                                                              (1,854,403)               --
                                                                                 --------------    --------------
   TOTAL DISTRIBUTIONS                                                               (2,406,541)         (413,852)
                                                                                 --------------    --------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                   27,450,766        70,539,416
     Value of distributions reinvested                                                1,938,404           296,345
     Cost of shares redeemed                                                        (10,233,533)      (19,334,268)
                                                                                 --------------    --------------
   TOTAL SHARE TRANSACTIONS                                                          19,155,637        51,501,493
                                                                                 --------------    --------------
   TOTAL INCREASE IN NET ASSETS                                                      35,142,907        76,003,190

NET ASSETS
   Beginning of Period                                                              164,555,154        88,551,964
                                                                                 --------------    --------------
   End of Period                                                                 $  199,698,061    $  164,555,154
                                                                                 ==============    ==============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $        2,211    $      187,289

CAPITAL SHARE TRANSACTIONS

   Shares sold by subscription                                                        2,554,902         6,990,572
   Issued for distributions reinvested                                                  166,387            29,111
   Shares redeemed                                                                     (951,857)       (1,940,365)
                                                                                 --------------    --------------
   Net increase in fund shares                                                        1,769,432         5,079,318
                                                                                 ==============    ==============

                                                                                    SA U.S. SMALL COMPANY FUND
                                                                                 --------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004        YEAR ENDED
                                                                                   (UNAUDITED)        6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income (loss)                                                $     (330,345)   $     (482,132)
     Net realized gain on investments and foreign currency transactions               2,983,505         4,457,130
     Net increase (decrease) in unrealized appreciation (depreciation)               12,535,961        24,643,939
                                                                                 --------------    --------------
     Net increase from operations                                                    15,189,121        28,618,937
                                                                                 --------------    --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                   --                --
     Net realized gains                                                                      --                --
                                                                                 --------------    --------------
   TOTAL DISTRIBUTIONS                                                                       --                --
                                                                                 --------------    --------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                   23,300,685        55,183,019
     Value of distributions reinvested                                                       --                --
     Cost of shares redeemed                                                         (9,205,121)      (16,919,753)
                                                                                 --------------    --------------
   TOTAL SHARE TRANSACTIONS                                                          14,095,564        38,263,266
                                                                                 --------------    --------------
   TOTAL INCREASE IN NET ASSETS                                                      29,284,685        66,882,203

NET ASSETS
   Beginning of Period                                                              143,032,187        76,149,984
                                                                                 --------------    --------------
   End of Period                                                                 $  172,316,872    $  143,032,187
                                                                                 ==============    ==============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $     (330,345)   $           --

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                        1,474,877         3,665,977
   Issued for distributions reinvested                                                       --                --
   Shares redeemed                                                                     (590,713)       (1,130,095)
                                                                                 --------------    --------------
   Net increase in fund shares                                                          884,164         2,535,882
                                                                                 ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    SA INTERNATIONAL HBtM FUND
                                                                                 --------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004         YEAR ENDED
                                                                                   (UNAUDITED)        6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income (loss)                                                $      341,878    $    2,082,854
     Net realized gain on investments and foreign currency transactions               2,430,671         9,555,765
     Net increase (decrease) in unrealized appreciation (depreciation)               49,239,291        53,318,910
                                                                                 --------------    --------------
     Net increase from operations                                                    52,011,840        64,957,529
                                                                                 --------------    --------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (2,339,023)       (1,980,137)
     Net realized gains                                                                      --                --
                                                                                 --------------    --------------
   TOTAL DISTRIBUTIONS                                                               (2,339,023)       (1,980,137)
                                                                                 --------------    --------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                   51,849,718       113,736,865
     Value of distributions reinvested                                                1,862,034         1,387,833
     Cost of shares redeemed                                                        (24,335,911)      (47,091,570)
                                                                                 --------------    --------------
   TOTAL SHARE TRANSACTIONS                                                          29,375,841        68,033,128
                                                                                 --------------    --------------
   TOTAL INCREASE IN NET ASSETS                                                      79,048,658       131,010,520

NET ASSETS
   Beginning of Period                                                              285,902,351       154,891,831
                                                                                 --------------    --------------
   End of Period                                                                 $  364,951,009    $  285,902,351
                                                                                 ==============    ==============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $       76,096    $    1,968,766

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                        4,521,333        11,253,001
   Issued for distributions reinvested                                                  146,157           136,463
   Shares redeemed                                                                   (2,078,802)       (4,720,210)
                                                                                 --------------    --------------
   Net increase in fund shares                                                        2,588,688         6,669,254
                                                                                 ==============    ==============

                                                                                 SA INTERNATIONAL SMALL COMPANY FUND
                                                                                 -----------------------------------
                                                                                  PERIOD ENDED
                                                                                   12/31/2004          YEAR ENDED
                                                                                   (UNAUDITED)         6/30/2004
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   OPERATIONS:
     Net investment income (loss)                                                $       555,500    $      1,068,163
     Net realized gain on investments and foreign currency transactions                3,347,286           1,486,114
     Net increase (decrease) in unrealized appreciation (depreciation)                12,223,927          24,358,504
                                                                                 ---------------    ----------------
     Net increase from operations                                                     16,126,713          26,912,781
                                                                                 ---------------    ----------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (1,340,319)           (506,706)
     Net realized gains                                                                 (223,005)                 --
                                                                                 ---------------    ----------------
   TOTAL DISTRIBUTIONS                                                                (1,563,324)           (506,706)
                                                                                 ---------------    ----------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                    17,292,427          41,578,850
     Value of distributions reinvested                                                 1,232,479             367,109
     Cost of shares redeemed                                                          (7,779,292)        (20,929,059)
                                                                                 ---------------    ----------------
   TOTAL SHARE TRANSACTIONS                                                           10,745,614          21,016,900
                                                                                 ---------------    ----------------
   TOTAL INCREASE IN NET ASSETS                                                       25,309,003          47,422,975

NET ASSETS
   Beginning of Period                                                               101,889,000          54,466,025
                                                                                 ---------------    ----------------
   End of Period                                                                 $   127,198,003    $    101,889,000
                                                                                 ===============    ================

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME, END OF PERIOD             $      (197,352)   $        587,466

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                         1,209,100           3,399,455
   Issued for distributions reinvested                                                    79,361              30,239
   Shares redeemed                                                                      (538,513)         (1,735,358)
                                                                                 ---------------    ----------------
   Net increase in fund shares                                                           749,948           1,694,336
                                                                                 ===============    ================

FINANCIAL HIGHLIGHTS

                                                                                   SA FIXED
                                                                                  INCOME FUND
                                                            -----------------------------------------------------
                                                              PERIOD ENDED
                                                            DECEMBER 31, 2004       YEAR ENDED        YEAR ENDED
                                                               (UNAUDITED)        JUNE 30, 2004     JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $          10.10     $       10.91     $       10.21
                                                             ----------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.13              0.24              0.31
   Net realized and unrealized gain (loss) on
     investments                                                         0.17             (0.44)             0.72
                                                             ----------------     -------------     -------------
Total from investment operations                                         0.30             (0.20)             1.03
                                                             ----------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.12)            (0.27)            (0.26)
   Distributions from capital gains                                        --             (0.34)            (0.07)
                                                             ----------------     -------------     -------------
Total distributions                                                     (0.12)            (0.61)            (0.33)
                                                             ----------------     -------------     -------------

Net asset value, end of period                               $          10.28     $       10.10     $       10.91
                                                             ================     =============     =============

Total return (1)                                                         2.98%            (1.88)%           10.19%
Net assets, end of period (000s)                             $        323,852     $     279,474     $     179,059
Ratio of net expenses to average net assets (2)                          1.00%             1.00%             0.89%
Ratio of gross expenses to average net assets (2)(3)                     1.33%             1.34%             1.40%
Ratio of net investment income to average net assets (2)                 2.60%             2.33%             3.00%
Portfolio turnover rate (1)                                                44%               83%               85%
Without giving effect to the voluntary expense limitations
   described in Note 2 to the Financial Statements, net
   investment income per share would have been (3)           $           0.12     $        0.20     $        0.27

                                                                                     SA FIXED
                                                                                   INCOME FUND
                                                             ----------------------------------------------------
                                                               YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                             JUNE 30, 2002    JUNE 30, 2001      JUNE 30,2000*
                                                             ----------------------------------------------------
                                                                                 (I CLASS)         (I CLASS)
Net Asset Value, Beginning of Period                         $        9.87     $       10.04     $       10.00
                                                             -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.30              0.44              0.35
   Net realized and unrealized gain (loss) on
     investments                                                      0.34              0.13              0.03
                                                             -------------     -------------     -------------
Total from investment operations                                      0.64              0.57              0.38
                                                             -------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                              (0.28)            (0.74)            (0.34)
   Distributions from capital gains                                  (0.02)               --                --
                                                             -------------     -------------     -------------
Total distributions                                                  (0.30)            (0.74)            (0.34)
                                                             -------------     -------------     -------------

Net asset value, end of period                               $       10.21     $        9.87     $       10.04
                                                             =============     =============     =============

Total return (1)                                                      6.59%             5.88%             3.90%
Net assets, end of period (000s)                             $     116,022     $      45,455     $      15,165
Ratio of net expenses to average net assets (2)                       0.85%             0.87%             1.00%
Ratio of gross expenses to average net assets (2)(3)                  1.59%             2.06%             3.08%
Ratio of net investment income to average net assets (2)              3.59%             4.20%             4.35%
Portfolio turnover rate (1)                                             77%              135%               20%
Without giving effect to the voluntary expense limitations
   described in Note 2 to the Financial Statements, net
   investment income per share would have been (3)           $        0.24     $        0.31     $        0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    SA U.S.
                                                                                  MARKET FUND
                                                            -----------------------------------------------------
                                                               PERIOD ENDED
                                                            DECEMBER 31, 2004       YEAR ENDED        YEAR ENDED
                                                                (UNAUDITED)       JUNE 30, 2004     JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $          10.12     $        8.54     $        8.57
                                                             ----------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.06              0.04              0.05
   Net realized and unrealized gain (loss) on
     investments                                                         0.63              1.59             (0.04)
                                                             ----------------     -------------     -------------
Total from investment operations                                         0.69              1.63              0.01
                                                             ----------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.07)            (0.05)            (0.04)
   Distributions from capital gains                                        --                --                --
                                                             ----------------     -------------     -------------
Total distributions                                                     (0.07)            (0.05)            (0.04)
                                                             ----------------     -------------     -------------

Net asset value, end of period                               $          10.74     $       10.12     $        8.54
                                                             ================     =============     =============

Total return (1)                                                         6.84%            19.12%             0.17%
Net assets, end of period (000s)                             $        346,157     $     289,473     $     160,569
Ratio of net expenses to average net assets (2)                          1.08%             1.08%             0.97%
Ratio of gross expenses to average net assets (2)(3)                     1.21%             1.24%             1.38%
Ratio of net investment income to average net assets (2)                 1.21%             0.52%             0.67%
Portfolio turnover rate (1)                                                 0%^               1%                2%
Without giving effect to the voluntary expense limitations
   described in Note 2 to the Financial Statements, net
   investment income (loss) per share would have been (3)    $           0.05     $        0.03     $        0.02

                                                                                    SA U.S.
                                                                                  MARKET FUND
                                                             --------------------------------------------------
                                                               YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                             JUNE 30, 2002    JUNE 30, 2001      JUNE 30,2000*
                                                             --------------------------------------------------
                                                                                (I CLASS)          (I CLASS)
Net Asset Value, Beginning of Period                         $       10.26     $       11.59     $       10.00
                                                             -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.03              0.04              0.02
   Net realized and unrealized gain (loss) on
     investments                                                     (1.69)            (1.30)             1.57
                                                             -------------     -------------     -------------
Total from investment operations                                     (1.66)            (1.26)             1.59
                                                             -------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                              (0.03)            (0.04)               --
   Distributions from capital gains                                     --             (0.03)               --
                                                             -------------     -------------     -------------
Total distributions                                                  (0.03)            (0.07)               --
                                                             -------------     -------------     -------------

Net asset value, end of period                               $        8.57     $       10.26     $       11.59
                                                             =============     =============     =============

Total return (1)                                                    (16.20)%          (10.89)%           15.90%
Net assets, end of period (000s)                             $     108,053     $      55,605     $      16,188
Ratio of net expenses to average net assets (2)                       0.92%             0.95%             1.08%
Ratio of gross expenses to average net assets (2)(3)                  1.52%             1.87%             3.33%
Ratio of net investment income to average net assets (2)              0.43%             0.44%             0.43%
Portfolio turnover rate (1)                                              1%               16%                1%
Without giving effect to the voluntary expense limitations
   described in Note 2 to the Financial Statements, net
   investment income (loss) per share would have been (3)    $       (0.01)    $       (0.04)    $       (0.09)

  *  From commencement of operations, August 5, 1999.
  ^  Amount is less than 1%
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     SA U.S.
                                                                                    HBtM FUND
                                                             ----------------------------------------------------------
                                                               PERIOD ENDED
                                                             DECEMBER 31, 2004      YEAR ENDED            YEAR ENDED
                                                                (UNAUDITED)        JUNE 30, 2004         JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $          10.79     $           8.70      $           8.75
                                                             ----------------     ----------------      ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.02                 0.03                  0.03
   Net realized and unrealized gain (loss) on
     investments                                                         1.06                 2.09                 (0.06)
                                                             ----------------     ----------------      ----------------
Total from investment operations                                         1.08                 2.12                 (0.03)
                                                             ----------------     ----------------      ----------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.03)               (0.03)                (0.02)
   Distributions from capital gains                                     (0.11)                  --                    --
                                                             ----------------     ----------------      ----------------
Total distributions                                                     (0.14)               (0.03)                (0.02)
                                                             ----------------     ----------------      ----------------
Net asset value, end of period                               $          11.73     $          10.79      $           8.70
                                                             ================     ================      ================

Total return (1)                                                        10.06%               24.46%                (0.27)%
Net assets, end of period (000s)                             $        199,698     $        164,555      $         88,552
Ratio of net expenses to average net assets (2)                          1.13%                1.13%                 1.08%
Ratio of gross expenses to average net assets (2)(3)                     1.45%                1.51%                 1.75%
Ratio of net investment income to average net assets (2)                 0.42%                0.35%                 0.47%
Portfolio turnover rate (1)                                                 6%                   9%                    7%
Without giving effect to the voluntary expense limitations
  described in Note 2 to the Financial Statements, net
  investment income (loss) per share would have been (3)     $           0.01     $           0.00**    $          (0.02)

                                                                                  SA U.S.
                                                                                 HBtM FUND
                                                             ----------------------------------------------------------
                                                                YEAR ENDED           YEAR ENDED          PERIOD ENDED
                                                              JUNE 30, 2002        JUNE 30, 2001        JUNE 30, 2000*
-----------------------------------------------------------------------------------------------------------------------
                                                                                     (I CLASS)             (I CLASS)
Net Asset Value, Beginning of Period                         $          11.02     $           8.62     $          10.00
                                                             ----------------     ----------------     ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.01                 0.08                 0.06
   Net realized and unrealized gain (loss) on
     investments                                                        (2.24)                2.46                (1.44)
                                                             ----------------     ----------------     ----------------
Total from investment operations                                        (2.23)                2.54                (1.38)
                                                             ----------------     ----------------     ----------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.04)               (0.11)                  --
   Distributions from capital gains                                        --                (0.03)                  --
                                                             ----------------     ----------------     ----------------
Total distributions                                                     (0.04)               (0.14)                  --
                                                             ----------------     ----------------     ----------------
Net asset value, end of period                               $           8.75     $          11.02     $           8.62
                                                             ================     ================     ================

Total return (1)                                                       (20.31)%              29.69%              (13.80)%
Net assets, end of period (000s)                             $         57,664     $         29,578     $          6,987
Ratio of net expenses to average net assets (2)                          1.05%                1.07%                1.13%
Ratio of gross expenses to average net assets (2)(3)                     1.92%                2.61%                5.67%
Ratio of net investment income to average net assets (2)                 0.23%                1.03%                1.57%
Portfolio turnover rate (1)                                                 3%                  26%                   3%
Without giving effect to the voluntary expense limitations
  described in Note 2 to the Financial Statements, net
  investment income (loss) per share would have been (3)     $          (0.04)    $          (0.04)    $          (0.12)

  *      From commencement of operations, August 5, 1999.
 **      Amount rounds to less than $0.01
(1)      Periods less than one year are not annualized.
(2)      Annualized for periods less than one year.
(3)      Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    SA U.S.
                                                                               SMALL COMPANY FUND
                                                             ----------------------------------------------------------
                                                               PERIOD ENDED
                                                             DECEMBER 31, 2004      YEAR ENDED             YEAR ENDED
                                                               (UNAUDITED)         JUNE 30, 2004         JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $          16.24     $          12.15     $          12.24
                                                             ----------------     ----------------     ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                  (0.03)               (0.05)               (0.03)
   Net realized and unrealized gain (loss) on
     investments                                                         1.57                 4.14                (0.06)
                                                             ----------------     ----------------     ----------------
Total from investment operations                                         1.54                 4.09                (0.09)
                                                             ----------------     ----------------     ----------------

LESS DISTRIBUTIONS:
   Distributions from capital gains                                        --                   --                   --
                                                             ----------------     ----------------     ----------------
Total distributions                                                        --                   --                   --
                                                             ----------------     ----------------     ----------------

Net asset value, end of period                               $          17.78     $          16.24     $          12.15
                                                             ================     ================     ================

Total return (1)                                                         9.48%               33.66%               (0.74)%
Net assets, end of period (000s)                             $        172,317     $        143,032     $         76,150
Ratio of net expenses to average net assets (2)                          1.28%                1.28%                1.26%
Ratio of gross expenses to average net assets (2)(3)                     1.69%                1.74%                2.11%
Ratio of net investment loss to average net assets (2)                  (0.45)%              (0.44)%              (0.38)%
Portfolio turnover rate (1)                                                 3%                   6%                   7%
Without giving effect to the voluntary expense limitations
  described in Note 2 to the Financial Statements, net
  investment loss per share would have been (3)              $          (0.06)    $          (0.11)    $          (0.11)

                                                                                      SA U.S.
                                                                                 SMALL COMPANY FUND
                                                             ----------------------------------------------------------
                                                               YEAR ENDED            YEAR ENDED          PERIOD ENDED
                                                              JUNE 30, 2002         JUNE 30, 2001       JUNE 30, 2000*
-----------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)            (I CLASS)
Net Asset Value, Beginning of Period                         $          13.68     $          12.58     $          10.00
                                                             ----------------     ----------------     ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                  (0.05)               (0.03)               (0.01)
   Net realized and unrealized gain (loss) on
     Investments                                                        (1.39)                1.16                 2.59
                                                             ----------------     ----------------     ----------------
Total from investment operations                                        (1.44)                1.13                 2.58
                                                             ----------------     ----------------     ----------------

LESS DISTRIBUTIONS:
   Distributions from capital gains                                        --                (0.03)                  --
                                                             ----------------     ----------------     ----------------
Total distributions                                                        --                (0.03)                  --
                                                             ----------------     ----------------     ----------------

Net asset value, end of period                               $          12.24     $          13.68     $          12.58
                                                             ================     ================     ================

Total return (1)                                                       (10.52)%               9.02%               25.80%
Net assets, end of period (000s)                             $         53,854     $         29,252     $          6,836
Ratio of net expenses to average net assets (2)                          1.25%                1.26%                1.28%
Ratio of gross expenses to average net assets (2)(3)                     2.38%                3.32%                6.62%
Ratio of net investment loss to average net assets (2)                  (0.51)%              (0.28)%              (0.18)%
Portfolio turnover rate (1)                                                 5%                  17%                   4%
Without giving effect to the voluntary expense limitations
  described in Note 2 to the Financial Statements, net
  investment loss per share would have been (3)              $          (0.15)    $          (0.22)    $          (0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     SA INTERNATIONAL
                                                                                         HBtM FUND
                                                             ----------------------------------------------------------------
                                                              PERIOD ENDED
                                                            DECEMBER 31, 2004           YEAR ENDED              YEAR ENDED
                                                               (UNAUDITED)            JUNE 30, 2004           JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $          11.18        $           8.19        $           8.54
                                                             ----------------        ----------------        ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.01                    0.08                    0.07
   Net realized and unrealized gain (loss) on
     investments                                                         1.85                    3.00                   (0.38)
                                                             ----------------        ----------------        ----------------
Total from investment operations                                         1.86                    3.08                   (0.31)
                                                             ----------------        ----------------        ----------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.08)                  (0.09)                  (0.04)
   Distributions from capital gains                                        --                      --                      --
                                                             ----------------        ----------------        ----------------
Total distributions                                                     (0.08)                  (0.09)                  (0.04)
                                                             ----------------        ----------------        ----------------

Net asset value, end of period                               $          12.96        $          11.18        $           8.19
                                                             ================        ================        ================

Total return (1)                                                        16.69%                  37.76%                  (3.51)%
Net assets, end of period (000s)                             $        365,015        $        285,902        $        154,892
Ratio of net expenses to average net assets (2)                          1.40%                   1.53%                   1.47%
Ratio of gross expenses to average net assets (2)                        1.56%(5)                1.71%(4)                1.71%(3)
Ratio of net investment income to average net
assets (2)                                                               0.26%                   0.94%                   1.18%
Portfolio turnover rate (1)                                                 2%                     12%                     13%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the Financial
  Statements, net investment income per share
  would have been (3)                                        $           0.00**      $           0.07        $           0.07

                                                                                     SA INTERNATIONAL
                                                                                         HBtM FUND
                                                             ----------------------------------------------------------------
                                                                YEAR ENDED              YEAR ENDED             PERIOD ENDED
                                                               JUNE 30, 2002           JUNE 30, 2001          JUNE 30, 2000*
                                                                                         (I CLASS)              (I CLASS)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $           9.41        $           9.99        $          10.00
                                                             ----------------        ----------------        ----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                 0.03                    0.09                    0.11
   Net realized and unrealized gain (loss) on
     Investments                                                        (0.79)                  (0.60)                  (0.08)
                                                             ----------------        ----------------        ----------------
Total from investment operations                                        (0.76)                  (0.51)                   0.03
                                                             ----------------        ----------------        ----------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                 (0.07)                  (0.06)                  (0.04)
   Distributions from capital gains                                     (0.04)                  (0.01)                     --
                                                             ----------------        ----------------        ----------------
Total distributions                                                     (0.11)                  (0.07)                  (0.04)
                                                             ----------------        ----------------        ----------------

Net asset value, end of period                               $           8.54        $           9.41        $           9.99
                                                             ================        ================        ================

Total return (1)                                                        (8.08)%                 (5.15)%                  0.36%
Net assets, end of period (000s)                             $        124,215        $         60,642        $         21,192
Ratio of net expenses to average net assets (2)                          1.45%                   1.47%                   1.53%
Ratio of gross expenses to average net assets (2)                        1.80(3)%                2.10(3)%                3.66(3)%
Ratio of net investment income to average net
assets (2)                                                               0.91%                   1.27%                   2.22%
Portfolio turnover rate (1)                                                 3%                     12%                      2%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the Financial
  Statements, net investment income per share
  would have been (3)                                        $           0.02        $           0.05        $           0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
(4) Gross expenses include effect of $265,139 of expense recapture by Manager, an increase of 0.12% on an annualized basis.
(5) Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.02% on an annualized basis.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             SA INTERNATIONAL
                                                            SMALL COMPANY FUND
                                          -------------------------------------------------------
                                            PERIOD ENDED
                                          DECEMBER 31, 2004       YEAR ENDED          YEAR ENDED
                                             (UNAUDITED)        JUNE 30, 2004       JUNE 30, 2003
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        14.11      $         9.85      $         9.16
                                          ---------------      --------------      --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.07                0.16                0.04
   Net realized and unrealized gain (loss)
          on investments                             1.98                4.18                0.70
                                          ---------------      --------------      --------------
Total from investment operations                     2.05                4.34                0.74
                                          ---------------      --------------      --------------

LESS DISTRIBUTIONS:
   Dividends from net investment income             (0.17)              (0.08)              (0.05)
   Distributions from capital gains                 (0.03)                 --                  --
                                          ---------------      --------------      --------------
Total distributions                                 (0.20)              (0.08)              (0.05)
                                          ---------------      --------------      --------------

Net asset value, end of period             $        15.96      $        14.11      $         9.85
                                          ===============      ==============      ==============

Total return (1)                                    14.57%              44.21%               8.16%
Net assets, end of period (000s)           $      127,198      $      101,889      $       54,466
Ratio of net expenses to average
   net assets (2)                                    1.28%               1.28%               1.28%
Ratio of gross expenses to average
   net assets (2)                                    1.28%(5)            1.31%(4)            1.62%(3)
Ratio of net investment income to average
    net assets (2)                                   1.01%               1.35%               0.47%
Portfolio turnover rate (1)                           N/A                 N/A                 N/A
Without giving effect to the voluntary
   expense limitations described in
   Note 2 to the Financial Statements,
   net investment income (loss) per
   share would have been (3)               $         0.07      $         0.16      $         0.01

                                                             SA INTERNATIONAL
                                                            SMALL COMPANY FUND
                                          -------------------------------------------------------
                                            YEAR ENDED           YEAR ENDED         PERIOD ENDED
                                           JUNE 30, 2002       JUNE 30, 2001       JUNE 30, 2000*
-------------------------------------------------------------------------------------------------
                                                                  (I CLASS)           (I CLASS)
Net Asset Value, Beginning of Period       $         9.18      $        10.42      $        10.00
                                          ---------------      --------------      --------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.01                0.05                0.17
   Net realized and unrealized gain
     (loss) on investments                           0.03               (1.11)               0.47
                                          ---------------      --------------      --------------
Total from investment operations                     0.04               (1.06)               0.64
                                          ---------------      --------------      --------------

LESS DISTRIBUTIONS:
   Dividends from net investment income             (0.06)                 --               (0.22)
   Distributions from capital gains                    --               (0.18)                 --
                                          ---------------      --------------      --------------
Total distributions                                 (0.06)              (0.18)              (0.22)
                                          ---------------      --------------      --------------

Net asset value, end of period             $         9.16      $         9.18      $        10.42
                                          ===============      ==============      ==============

Total return (1)                                     0.47%             (10.15)%              5.84%
Net assets, end of period (000s)           $       39,293      $       17,850      $        5,613
Ratio of net expenses to average
   net assets (2)                                    1.28%               1.29%               1.28%
Ratio of gross expenses to average
   net assets (2)                                    1.92%(3)            3.04%(3)            7.08%(3)
Ratio of net investment income to
   average net   assets (2)                          0.39%               0.68%               0.95%
Portfolio turnover rate (1)                           N/A                 N/A                  25%
Without giving effect to the voluntary
   expense limitations described in
   Note 2 to the Financial Statements,
   net investment income (loss) per
   share would have been (3)               $        (0.01)     $        (0.08)     $        (0.86)

*    From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
(4) Gross expenses include effect of $3,766 expense recapture by Manager, an increase of less than 0.01% on an annualized basis.
(5) Gross expenses include effect of $18,879 expense recapture by Manager, an increase of less than 0.02% on an annualized basis.
N/A Refer to financial statements of respective Master Fund, included elsewhere in this report.

                        SEE NOTES TO FINANCIAL STATEMENTS

SA FUNDS

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     SA Funds--Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

     SA Fixed Income Fund
     SA U.S. Market Fund
     SA U.S. HBtM Fund
     SA U.S. Small Company Fund
     SA International HBtM Fund
     SA International Small Company Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Fixed Income Fund, which commenced operations on July 29, 1999.

     Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

     Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of December 31, 2004, SA International Small Company Fund held approximately 7.03% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by pricing services approved by the Board of Trustees of the Trust. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

     The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At December 31, 2004, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                                         LOCAL          AGGREGATE                       UNREALIZED
                                        DELIVERY        CURRENCY          FACE            TOTAL        APPRECIATION
                                          DATE           AMOUNT          AMOUNT           VALUE       (DEPRECIATION)
                                       ----------    --------------   -------------   -------------   --------------
     Canadian Dollar (sell)            01/06/2005         2,684,742   $   2,267,136   $   2,231,443   $       35,693
     Canadian Dollar (sell)            01/06/2005        49,260,855      41,210,403      40,943,522          266,880
     Swedish Krona (sell)              01/26/2005        65,395,873       9,746,032       9,806,025          (59,993)
                                                                                                      --------------
                                                                                                      $      242,580
                                                                                                      ==============

     INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     INDEMNIFICATIONS -- Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

     DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually. The components of accumulated earnings/(deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year June 30, 2005.

2.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

     The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (formerly Assante Asset Management Inc.), (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

     The total advisory fees accrued to each Fund are as follows:

                                                                                ADVISORY
        FUND                                                                      FEES
        ----                                                                    --------
        SA Fixed Income Fund                                                        0.84%
        SA U.S. Market Fund                                                         0.70%
        SA U.S. HBtM Fund                                                           0.92%
        SA U.S. Small Company Fund                                                  1.03%
        SA International HBtM Fund                                                  1.03%
        SA International Small Company Fund                                         0.65%

     The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

     For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at an annual rate of 0.10% of the average daily net assets of each Fund.

     The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                                                EXPENSE
        FUND                                                                     LIMIT
        ----                                                                    --------
        SA Fixed Income Fund                                                        1.00%
        SA U.S. Market Fund                                                         1.08%
        SA U.S. HBtM Fund                                                           1.13%
        SA U.S. Small Company Fund                                                  1.28%
        SA International HBtM Fund                                                  1.53%
        SA International Small Company Fund                                         1.28%

     The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the six months ended December 31, 2004, the Manager recaptured $34,978 from SA International HBtM Fund and $18,879 from SA International Small Company Fund pursuant to these conditions. As of December 31, 2004, the following amounts are subject to this recapture through June 30, 2005, June 30, 2006, June 30, 2007 and June 30, 2008 respectively.

                                                                EXPIRES         EXPIRES         EXPIRES         EXPIRES
     FUND                                                    JUNE 30, 2005   JUNE 30, 2006   JUNE 30, 2007   JUNE 30, 2008
     ----                                                    -------------   -------------   -------------   -------------
     SA Fixed Income Fund                                    $     395,919      $  582,528      $  559,158      $  373,540
     SA U.S. Market Fund                                           423,018         417,716         288,310         167,504
     SA U.S. HBtM Fund                                             247,032         304,739         299,575         182,051
     SA U.S. Small Company Fund                                    288,110         327,523         301,827         180,027
     SA International HBtM Fund                                         --              --              --              --
     SA International Small Company Fund                           101,839          90,225              --              --

     TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $20,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested trustees receive no compensation for their services as trustees.

     SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. Effective January 1, 2004 State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. Prior to December 31, 2003, State Street received a fee that was calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street contractually agreed to waive $250,000 of its fees to the Funds each year for the calendar years 2002 and 2003.

3.   PURCHASES AND SALES OF SECURITIES

     Excluding short-term investments, each Fund's purchases and sales of securities for the year ended December 31, 2004 were as follows:

                                                                               PURCHASES
                                                                   ---------------------------------
                                                                   U.S. GOVERNMENT        OTHER
                                                                   ---------------    --------------
        SA Fixed Income Fund                                       $     8,986,530    $  156,351,218
        SA U.S. Market Fund                                                     --        38,027,214
        SA U.S. HBtM Fund                                                       --        27,906,268
        SA U.S. Small Company Fund                                              --        20,831,268
        SA International HBtM Fund                                              --        36,774,280
        SA International Small Company Fund                                    N/A               N/A

                                                                                SALES
                                                                   ---------------------------------
                                                                   U.S. GOVERNMENT        OTHER
                                                                   ---------------    --------------
        SA Fixed Income Fund                                       $    27,908,137    $  101,009,633
        SA U.S. Market Fund                                                     --           403,188
        SA U.S. HBtM Fund                                                       --        10,780,415
        SA U.S. Small Company Fund                                              --         4,891,352
        SA International HBtM Fund                                              --         7,674,603
        SA International Small Company Fund                                    N/A               N/A

        N/A -- Refer to the Master Fund's financial statements.

4.   SUBSEQUENT EVENT

     At a meeting of the Board of Trustees on February 22, 2005, the trustees approved an increase in their fees from $20,000 to $32,000 per year. The Chairman will receive $35,000. This amount is effective July 1, 2004 and is reflected in the attached statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

     The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov .

DISCLOSURE OF PORTFOLIO HOLDINGS

QUARTERLY PORTFOLIO SCHEDULE - The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

SUMMARY SCHEDULE OF INVESTMENTS - The SEC has amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (800) 366-7266 or by visiting the SEC's website at http://sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

TRUSTEES AND OFFICERS' INFORMATION

     The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust. The information in the table is as of February 22, 2005.

NAME, ADDRESS                                                                                                  OTHER TRUSTEESHIPS
AND DATE OF BIRTH             POSITION(S) HELD WITH FUND      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
-----------------             --------------------------      -------------------------------------------      ------------------
Bryan W. Brown                Trustee (since April 1999)      Self-Employed Management Consultant (since       None
c/o LWI Financial Inc.        and Chairman of the Board       1992).
3055 Olin Ave.                of Trustees (since
Suite 2000                    December 2004)
San Jose,
CA 95128
DOB: 02/09/45

Mark A. Schimbor              Trustee (since July 2000)       Senior Vice President, Lee Hecht Harrison        None
c/o LWI Financial Inc.                                        (career consulting company) (since 1999);
3055 Olin Ave.                                                Senior Management Consultant, Lee
Suite 2000                                                    Hecht Harrison (1999 - 2002); Instructor,
San Jose,                                                     Finance Department for U. C. Berkeley
CA 95128                                                      Extension (since 1998); President, U.S.
DOB: 11/07/45                                                 Finance, Avco Financial Services, Inc.
                                                              (1995 - 1998).

Harold M. Shefrin             Trustee (since April 1999)      Professor of Finance, Santa Clara                None
c/o LWI Financial Inc.                                        University (since 1978).
3055 Olin Ave.
Suite 2000
San Jose,
CA 95128
DOB: 07/27/48

Al Steele*                    President and Chief             President, Loring Ward Advisor Services          N/A
LWI Financial Inc.            Executive Officer (since        (since September 2004); Executive Vice
3055 Olin Ave.                January 2005)                   President, Loring Ward International
Suite 2000                                                    (2003 - 2004); Vice President &
San Jose,                                                     Managing Director, Assante Asset
CA 95128                                                      Management (2000 - 2003); Vice President,
DOB: 05/05/64                                                 Assante Estate and Insurance Services
                                                              (1997 -1999).

Denis Taillieu*               Chief Financial and             Chief Financial Officer, Loring Ward             N/A
360 Main St.                  Accounting Officer and          International Ltd. (since November 2003);
Suite 1500                    Treasurer (since                Chief Financial Officer, Assante
Winnipeg, Manitoba,           March 2004)                     Corporation (April 1999 - November 2003).
R3C3Z3
DOB: 07/20/52

Jonathan Scheid*              Vice President (since           Director of Marketing and Research, LWI          N/A
LWI Financial Inc.            January 2005)                   Financial Inc. (since January 2001),
3055 Olin Ave.                                                Market Research Analyst, LWI Financial
Suite 2000                                                    Inc. (June 1997 - January 2001).
San Jose,
CA 95128
DOB: 04/30/76

NAME, ADDRESS                                                                                                  OTHER TRUSTEESHIPS
AND DATE OF BIRTH             POSITION(S) HELD WITH FUND      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
-----------------             --------------------------      -------------------------------------------      ------------------
Steven K. McGinnis*           Chief Compliance Officer        Vice President, LWI Financial Inc. (since        N/A
LWI Financial Inc.            (since February 2005)           January 2005); Litigation and Compliance
3055 Olin Ave.                                                Consultant/Expert Witness (May 2003 -
Suite 2000                                                    December 2004); Chief Regulatory Officer,
San Jose,                                                     National Planning Holdings, Inc. (May 1999
CA 95128                                                      - May 2003).
DOB: 10/16/45

Hong Ho*                      Secretary (since January        Manager, Corporate Operations (since 2001);      N/A
LWI Financial Inc.            2005)                           Manager, Human Resources (2000); Manager,
3055 Olin Ave.                                                Accounting (1996 - 2000).
Suite 2000
San Jose,
CA 95128
DOB: 11/22/68

     The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met one time during the six month period ended December 31, 2004.

     Additional information about the Board of Trustees is available in the Trust's Statement of Additional Information, which is available without charge, upon request by telephone at 800-366-7266.

UNDERSTANDING YOUR FUND'S EXPENSES
SHAREHOLDER EXPENSE EXAMPLE

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

     The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from July 1, 2004 through December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = $8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA FIXED INCOME FUND                                              7/1/04        12/31/04     7/1/04-12/31/04
--------------------                                           ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,029.80      $       5.12
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,020.16      $       5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 2.98% after expenses.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA U.S. MARKET FUND                                               7/1/04        12/31/04     7/1/04-12/31/04
-------------------                                            ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,068.40      $       5.63
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,019.76      $       5.50

* Expenses are equal to the Fund's annualized expense ratio of 1.08% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 6.84% after expenses.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA U.S. HBtM FUND                                                 7/1/04        12/31/04     7/1/04-12/31/04
-----------------                                              ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,100.60      $       5.98
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,019.51      $       5.75

* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 10.06% after expenses.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA U.S. SMALL COMPANY FUND                                        7/1/04        12/31/04     7/1/04-12/31/04
--------------------------                                     ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,094.80      $       6.76
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,018.75      $       6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 9.48% after expenses.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA INTERNATIONAL HBtM FUND                                        7/1/04        12/31/04     7/1/04-12/31/04
--------------------------                                     ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,166.90      $       7.69
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,018.15      $       7.16

* Expenses are equal to the Fund's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 16.69% after expenses.

                                                                BEGINNING        ENDING
                                                                 ACCOUNT        ACCOUNT      EXPENSES PAID
                                                                  VALUE          VALUE       DURING PERIOD*
SA INTERNATIONAL SMALL COMPANY                                   7/1/04        12/31/04     7/1/04-12/31/04
------------------------------                                 ------------   ------------   ---------------
Actual                                                         $   1,000.00   $   1,145.68      $       6.92
Hypothetical (5% return before expenses)                       $   1,000.00   $   1,018.75      $       6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

     The Fund's actual return during the period is 14.57% after expenses.

     With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the Master Fund and the Underlying Funds are reflected in the valuation of the Fund's investment in the Master Fund. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the fiscal year ended November 30, 2004, the total annual operating expenses of the Master Fund were 0.69% of its net assets.

           SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                TABLE OF CONTENTS

                                                                                               PAGE
                                                                                               ----
Disclosure of Fund Expenses                                                                      50

Schedule of Investments -- December 31, 2004 (Unaudited)                                         51

Schedule of Investments -- November 30, 2004                                                     52

Statement of Assets and Liabilities -- December 31, 2004 (Unaudited)                             53

Statement of Assets and Liabilities -- November 30, 2004                                         54

Statement of Operations                                                                          55

Statements of Changes in Net Assets                                                              56

Financial Highlights                                                                             57

Notes to Financial Statements                                                                    58

Report of Independent Registered Certified Public Accounting Firm                                63

Fund Management                                                                                 129

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                            BEGINNING        ENDING                       EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                              VALUE          VALUE         EXPENSE         DURING
INTERNATIONAL SMALL COMPANY PORTFOLIO         6/1/04        11/30/04        RATIO         PERIOD*
-------------------------------------      ------------   ------------   ------------   ------------
Actual Fund Return                         $   1,000.00   $   1,152.50           0.69%   $       3.71
Hypothetical 5% Return                     $   1,000.00   $   1,021.55           0.69%   $       3.49

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE
                                                                                  -----------------
Investment in The Japanese Small Company Series
   of The DFA Investment Trust Company (30.4%)
   (Cost $441,145,261)                                                            $     548,785,028
Investment in The Pacific Rim Small Company Series
   of The DFA Investment Trust Company (15.0%)
   (Cost $220,556,219)                                                                  271,791,132
Investment in The United Kingdom Small Company Series
   of The DFA Investment Trust Company (20.1%)
   (Cost $266,315,732)                                                                  362,978,624
Investment in The Continental Small Company Series
   of The DFA Investment Trust Company (34.4%)
   (Cost $365,765,246)                                                                  620,978,570
Temporary Cash Investments (0.1%)
   Repurchase Agreement, PNC Capital Markets Inc. 1.97%, 01/03/05
   (Collateralized by $2,711,000 FNMA Notes 2.95%, 11/04/07,
   valued at $2,721,166) to be repurchased at $2,680,440
   (Cost $2,680,000)                                                                      2,680,000
                                                                                  -----------------
     Total Investments (100%) (Cost $1,296,462,458)++                             $   1,807,213,354
                                                                                  =================

----------
++   The cost for federal income tax purposes is $1,296,942,867.

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                       VALUE+
                                                                                  -----------------
Investment in The Japanese Small Company Series
   of The DFA Investment Trust Company (30.3%)
   (Cost $424,182,096)                                                            $     503,017,711
Investment in The Pacific Rim Small Company Series
   of The DFA Investment Trust Company (14.4%)
   (Cost $192,894,178)                                                                  238,927,047
Investment in The United Kingdom Small Company Series
   of The DFA Investment Trust Company (20.3%)
   (Cost $253,045,900)                                                                  337,127,513
Investment in The Continental Small Company Series
   of The DFA Investment Trust Company (34.9%)
   (Cost $351,028,439)                                                                  578,465,526
Temporary Cash Investments (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $2,135,000 FNMA Notes 2.95%, 11/14/07,
   valued at $2,137,995 to be repurchased at $2,108,110)
   (Cost $2,108,000)                                                                      2,108,000
                                                                                  -----------------
     Total Investments (100%) (Cost $1,223,258,613)                               $   1,659,645,797
                                                                                  =================

----------
+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $1,296,462)                                                       $     1,807,213
Cash                                                                                                      16
Prepaid Expenses and Other Assets                                                                         17
                                                                                             ---------------
     Total Assets                                                                                  1,807,246
                                                                                             ---------------

LIABILITIES:
Payable to Advisor                                                                                       572
Accrued Expenses and Other Liabilities                                                                   103
                                                                                             ---------------
     Total Liabilities                                                                                   675
                                                                                             ---------------

NET ASSETS                                                                                   $     1,806,571
                                                                                             ===============

SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                                                      126,022,072
                                                                                             ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $         14.34
                                                                                             ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                              $     1,299,478
Accumulated Net Investment Income (Loss)                                                              (7,709)
Accumulated Net Realized Gain (Loss)                                                                   3,849
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                     80
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency                 510,751
Unrealized Net Foreign Exchange Gain (Loss)                                                              122
                                                                                             ---------------
     Total Net Assets                                                                        $     1,806,571
                                                                                             ===============

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $1,223,259)                                                       $     1,659,646
Cash                                                                                                      16
Receivable for Fund Shares Sold                                                                       11,212
Prepaid Expenses and Other Assets                                                                         14
                                                                                             ---------------
     Total Assets                                                                                  1,670,888
                                                                                             ---------------

LIABILITIES:
Payables:
     Investment Securities Purchased                                                                  11,700
     Fund Shares Redeemed                                                                                381
     Due to Advisor                                                                                      527
Accrued Expenses and Other Liabilities                                                                    96
                                                                                             ---------------
     Total Liabilities                                                                                12,704
                                                                                             ---------------

NET ASSETS                                                                                   $     1,658,184
                                                                                             ===============

SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                                                      117,402,691
                                                                                             ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $         14.12
                                                                                             ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                              $     1,178,201
Accumulated Net Investment Income (Loss)                                                               3,892
Accumulated Net Realized Gain (Loss)                                                                  39,326
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                     97
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency                 436,387
Unrealized Net Foreign Exchange Gain (Loss)                                                              281
                                                                                             ---------------
     Total Net Assets                                                                        $     1,658,184
                                                                                             ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,759)                                       $        29,199
   Interest                                                                                              249
   Income from Securities Lending                                                                      2,682
   Expenses Allocated From Master Funds                                                               (3,479)
                                                                                             ---------------
          Total Investment Income                                                                     28,651
                                                                                             ---------------

EXPENSES
   Administrative Services                                                                             5,111
   Accounting & Transfer Agent Fees                                                                       34
   Legal Fees                                                                                             31
   Audit Fees                                                                                              5
   Filing Fees                                                                                           110
   Shareholders' Reports                                                                                  67
   Directors' Fees and Expenses                                                                           18
   Other                                                                                                  23
                                                                                             ---------------
          Total Expenses                                                                               5,399
                                                                                             ---------------

   NET INVESTMENT INCOME (LOSS)                                                                       23,252
                                                                                             ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                             41,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                                              97
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                                      286,938
     Translation of Foreign Currency Denominated Amounts                                                  92
                                                                                             ---------------

     NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                          328,891
                                                                                             ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $       352,143
                                                                                             ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         YEAR               YEAR
                                                                                        ENDED              ENDED
                                                                                       NOV.30,            NOV.30,
                                                                                        2004               2003
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        23,252    $        12,506
   Net Realized Gain (Loss) on Investment Securities Sold                                   41,764             10,185
   Net Realized Gain (Loss) on Foreign Currency Transactions                                    97                309
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                            286,938            249,662
   Translation of Foreign Currency Denominated Amounts                                          92                102
                                                                                   ---------------    ---------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                  352,143            272,764
                                                                                   ---------------    ---------------
Distributions From:
   Net Investment Income                                                                   (32,182)            (8,564)
                                                                                   ---------------    ---------------
          Total Distributions                                                              (32,182)            (8,564)
                                                                                   ---------------    ---------------
Capital Share Transactions (1):
   Shares Issued                                                                           540,048            281,724
   Shares Issued in Lieu of Cash Distributions                                              31,815              8,551
   Shares Redeemed                                                                        (143,527)          (109,166)
                                                                                   ---------------    ---------------
          Net Increase (Decrease) From Capital Shares Transactions                         428,336            181,109
                                                                                   ---------------    ---------------
          Total Increase (Decrease)                                                        748,297            445,309
NET ASSETS
   Beginning of Period                                                                     909,887            464,578
                                                                                   ---------------    ---------------
   End of Period                                                                   $     1,658,184    $       909,887
                                                                                   ===============    ===============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                          43,527             31,592
     Shares Issued in Lieu of Cash Distributions                                             2,697              1,199
     Shares Redeemed                                                                       (11,553)           (12,776)
                                                                                   ---------------    ---------------
                                                                                            34,671             20,015
                                                                                   ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR              YEAR              YEAR              YEAR               YEAR
                                             ENDED             ENDED             ENDED             ENDED              ENDED
                                            NOV.30,           NOV.30,           NOV.30,           NOV.30,            NOV.30,
                                             2004              2003              2002              2001               2000
                                         ------------      ------------      ------------      ------------      ------------
Net Asset Value, Beginning of Period     $      11.00      $       7.41      $       7.67      $       8.49      $       9.13
                                         ------------      ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.22              0.16              0.14              0.15              0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                   3.24              3.57             (0.25)            (0.67)            (0.62)
                                         ------------      ------------      ------------      ------------      ------------
   Total From Investment Operations              3.46              3.73             (0.11)            (0.52)            (0.45)
                                         ------------      ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.34)            (0.14)            (0.15)            (0.17)            (0.19)
   Net Realized Gains                              --                --                --             (0.13)               --
                                         ------------      ------------      ------------      ------------      ------------
   Total Distributions                          (0.34)            (0.14)            (0.15)            (0.30)            (0.19)
                                         ------------      ------------      ------------      ------------      ------------
Net Asset Value, End of Period           $      14.12      $      11.00      $       7.41      $       7.67      $       8.49
                                         ============      ============      ============      ============      ============
Total Return                                    32.10%            51.28%            (1.39)%           (6.36)%           (5.01)%

Net Assets, End of Period (thousands)    $  1,658,285      $    909,887      $    464,578      $    356,200      $    309,060
Ratio of Expenses to Average Net Assets          0.69%(a)          0.71%(a)          0.71%(a)          0.72%(a)          0.71%(a)
Ratio of Net Investment Income to
   Average Net Assets                            1.82%             1.97%             1.83%             2.02%             2.10%
Portfolio Turnover Rate                           N/A               N/A               N/A               N/A               N/A

----------
(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 2004

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's thirty-six portfolios (the "Portfolio") is included in this report.

     The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                 PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIOS (FEEDER FUND)                          SERIES (MASTER FUNDS)                          AT 11/30/04
------------------------------------------------  ---------------------------------------------  -----------
International Small Company Portfolio             The Japanese Small Company Series                       83%
                                                  The Pacific Rim Small Company Series                    84%
                                                  The United Kingdom Small Company Series                 89%
                                                  The Continental Small Company Series                    88%

     The Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Funds.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $20,790.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purpose. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains is earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

     Certain officers of the Fund are also officers and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, a return of capital distribution, which for tax purposes, are not available to offset future income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                              INCREASE
                                                            INCREASE         (DECREASE)
                                         INCREASE          (DECREASE)      UNDISTRIBUTED
                                        (DECREASE)        ACCUMULATED      NET INVESTMENT
                                      PAID-IN CAPITAL  NET REALIZED GAINS      INCOME
                                      ---------------  ------------------  --------------
                                                   --        $     (1,327)     $    1,327

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                                              ORDINARY
                                                                               INCOME
                                                                                AND
                                                                             SHORT-TERM     LONG-TERM
                                                                            CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                                                           --------------  -------------  ----------
2004                                                                            $  32,182             --   $  32,182
2003                                                                                8,564             --       8,564

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                    TOTAL NET
                                                                                   DISTRIBUTABLE
                                     UNDISTRIBUTED   UNDISTRIBUTED     CAPITAL      EARNINGS/
                                    NET INVESTMENT     LONG-TERM        LOSS       (ACCUMULATED
                                        INCOME       CAPITAL GAINS  CARRYFORWARD      LOSSES)
                                    --------------   -------------  ------------   -------------
                                    $       12,406   $      37,023            --   $      49,429

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the approximate amount of $2,088,000.

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                         MARK TO MARKET   REALIZED GAINS
                                         --------------   ---------------
                                         $    5,791,352   $     1,229,922

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                                    NET
                                                                                UNREALIZED
                                       FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION/
                                      TAX COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                     -----------  ------------  ------------  --------------
                                     $ 1,229,426  $    443,900  $    (13,680) $      430,220

E. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on November 30, 2004.

     2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                             AVERAGE         AVERAGE        DAYS        EXPENSE   BORROWED DURING
                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                          -------------   ------------   -----------   --------   ---------------
                                   1.96%  $   244,353             17   $  226     $     560,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit.
The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio, (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

        SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                        THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----
Disclosure of Fund Expenses                                                                                 65

Disclosure of Portfolio Holdings                                                                            66

Schedules of Investments/Summary Schedules of Portfolio Holdings -- December 31, 2004 (Unaudited)
   The Japanese Small Company Series                                                                        68
   The Pacific Rim Small Company Series                                                                     79
   The United Kingdom Small Company Series                                                                  82
   The Continental Small Company Series                                                                     88

Schedules of Investments/Summary Schedules of Portfolio Holdings -- November 30, 2004

   The Japanese Small Company Series                                                                        93
   The Pacific Rim Small Company Series                                                                    104
   The United Kingdom Small Company Series                                                                 107
   The Continental Small Company Series                                                                    113

Statements of Assets and Liabilities -- December 31, 2004 (Unaudited)                                      118

Statements of Assets and Liabilities -- November 30, 2004                                                  119

Statements of Operations                                                                                   120

Statements of Changes in Net Assets                                                                        121

Financial Highlights                                                                                       122

Notes to Financial Statements                                                                              124

Report of Independent Registered Certified Public Accounting Firm                                          128

Fund Management                                                                                            129

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004
EXPENSE TABLES

                                                                BEGINNING        ENDING                        EXPENSES
                                                                 ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                                  VALUE          VALUE         EXPENSE          DURING
                                                                  6/1/04        11/30/04        RATIO          PERIOD*
                                                               ------------   ------------   ------------    ------------
THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                                             $   1,000.00   $   1,071.10           0.26%   $       1.35
Hypothetical 5% Return                                         $   1,000.00   $   1,023.70           0.26%   $       1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                                             $   1,000.00   $   1,248.80           0.30%   $       1.69
Hypothetical 5% Return                                         $   1,000.00   $   1,023.50           0.30%   $       1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                                             $   1,000.00   $   1,134.30           0.26%   $       1.39
Hypothetical 5% Return                                         $   1,000.00   $   1,023.70           0.26%   $       1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                                             $   1,000.00   $   1,212.30           0.25%   $       1.38
Hypothetical 5% Return                                         $   1,000.00   $   1,023.75           0.25%   $       1.26

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                          27.9%
Consumer Discretionary                                                               22.2
Information Technology                                                               11.5
Materials                                                                            11.4
Financials                                                                           10.7
Consumer Staples                                                                     10.6
Health Care                                                                           3.7
Energy                                                                                1.3
Utilities                                                                             0.7
                                                                                    -----
                                                                                    100.0%
                                                                                    =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                          20.8%
Consumer Discretionary                                                               20.6
Financials                                                                           15.2
Materials                                                                            14.6
Information Technology                                                                8.8
Health Care                                                                           7.4
Consumer Staples                                                                      5.5
Energy                                                                                3.7
Utilities                                                                             2.0
Telecommunication Service                                                             1.4
                                                                                    -----
                                                                                    100.0%
                                                                                    =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                          29.1%
Consumer Discretionary                                                               25.1
Financials                                                                           14.1
Information Technology                                                               10.5
Consumer Staples                                                                      6.9
Energy                                                                                4.1
Materials                                                                             4.1
Health Care                                                                           3.9
Telecommunication Service                                                             1.2
Utilities                                                                             1.0
                                                                                    -----
                                                                                    100.0%
                                                                                    =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                          24.9%
Consumer Discretionary                                                               18.1
Financials                                                                           18.0
Materials                                                                            10.0
Information Technology                                                                8.8
Consumer Staples                                                                      7.3
Health Care                                                                           6.1
Energy                                                                                3.3
Utilities                                                                             2.7
Telecommunication Service                                                             0.8
                                                                                    -----
                                                                                    100.0%
                                                                                    =====

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                    SHARES            VALUE+
                                                    ------           -------
 JAPAN -- (80.0%)
 COMMON STOCKS -- (79.2%)
 *A&A Material Corp.                               123,000  $        167,792
  ABILIT Corp.                                      31,900           386,460
 #Achilles Corp.                                   549,000           954,164
  Aderans Co., Ltd.                                 72,850         1,687,761
  Advan Co., Ltd.                                   48,700           582,356
  ADVANEX, Inc.                                     78,000           337,502
*#Aeon Fantasy Co., Ltd.                            21,000           508,062
 *Ahjikan Co., Ltd.                                 10,500            89,028
 #Ahresty Corp.                                     33,200           464,059
  Aica Kogyo Co., Ltd.                             141,000         1,740,894
  Aichi Bank, Ltd.                                  19,000         1,565,265
  Aichi Corp.                                      151,100           653,724
 *Aichi Machine Industry Co., Ltd.                 168,000           646,679
 #Aichi Steel Corp.                                 68,000           359,693
  Aichi Tokei Denki Co., Ltd.                       67,000           204,361
  Aida Engineering, Ltd.                           113,000           544,238
  Aigan Co., Ltd.                                   33,500           295,531
  Aiphone Co., Ltd.                                 39,300           664,550
  Airport Facilities Co., Ltd.                      92,970           535,848
  Airtech Japan, Ltd.                               12,100           102,354
  Aisan Industry Co., Ltd.                         110,100         1,029,605
 *Akai Electric Co., Ltd.                          363,000             3,543
 #Akebono Brake Industry Co., Ltd.                 194,000         1,056,540
  Akita Bank, Ltd.                                 394,000         1,721,638
  Allied Telesis KK                                130,700           224,755
  Aloka Co., Ltd.                                   49,000           342,367
  Alpha Systems, Inc.                               19,600           345,207
 #Alpine Electronics, Inc.                         119,900         1,616,538
 #Alps Logistics Co., Ltd.                          27,400           694,057
  Altech Co., Ltd.                                  14,000            63,665
  Altech Corp.                                      17,050           227,576
  Amano Corp.                                      166,000         1,649,984
  Amatsuji Steel Ball Manufacturing
    Co., Ltd.                                       42,000           427,917
  Ando Corp.                                       165,000           426,749
  Anest Iwata Corp.                                 74,000           217,334
 #Anrakutei Co., Ltd.                               30,000           218,562
 #Anritsu Corp.                                    170,000         1,311,278
 *AOC Holdings, Inc.                               130,800         1,321,148
  AOI Advertising Promotion, Inc.                   21,000           160,211
  AOI Electronics Co., Ltd.                         19,300           306,153
  Aoki International Co., Ltd.                      92,700         1,240,315
  Aomori Bank, Ltd.                                358,000         1,471,855
 *Apic Yamada Corp.                                 20,000            73,662
*#Arai-Gumi, Ltd.                                   34,450            64,350
  Arakawa Chemical Industries, Ltd.                 28,500           399,201
  Araya Industrial Co., Ltd.                       112,000           275,088
 *Argo 21 Corp.                                     13,200            96,118
  Ariake Japan Co., Ltd.                            65,600         1,580,171
  Aronkasei Co., Ltd.                               66,000           322,882
  As One Corp.                                      27,000           780,206
  Asahi Denka Kogyo KK                             169,000         1,743,928
  Asahi Diamond Industrial Co., Ltd.               145,000           860,875
  Asahi Kogyosha Co., Ltd.                          48,000           166,140
  Asahi Organic Chemicals Industry
    Co., Ltd.                                      179,000  $        555,656
 #Asahi Pretec Corp.                                36,400           489,922
  Asahi Soft Drinks Co., Ltd.                       98,500           837,150
 *Asahi Tec Corp.                                   86,000           187,484
 #Asahi Techno Glass Corp.                         116,000           477,016
  Asanuma Corp.                                    123,000           251,083
  Ashimori Industry Co., Ltd.                      109,000           281,808
  Asia Air Survey Co., Ltd.                         17,000            42,173
  Asia Securities Printing Co., Ltd.                29,000           263,049
  Asics Corp.                                      414,000         1,353,950
  Asics Trading Co., Ltd.                           12,000           152,380
  Asti Corp.                                         8,000            72,904
 #Asunaro Construction, Ltd.                        90,000           650,716
  Ataka Constuction & Engineering
    Co., Ltd.                                       38,000           144,166
  Atom Corp.                                        16,600           161,756
 #Atsugi Co., Ltd.                                 410,000           528,650
  Aucnet, Inc.                                      18,500           362,429
  Autoseven Co., Inc.                                7,600            68,578
 #Avex, Inc.                                        91,600         1,161,788
 *Azel Corp., Tokyo                                 89,000           136,325
  Bando Chemical Industries, Ltd.                  213,000           914,558
  Bank of Okinawa, Ltd.                             36,900         1,010,105
  Bank of Saga, Ltd.                               348,000         1,359,270
  Bank of the Ryukyus, Ltd.                         54,080         1,074,650
  Banpresto Co., Ltd.                               17,100           247,170
 *Belluna Co., Ltd.                                 44,000         1,640,928
 #Best Denki Co., Ltd.                             251,000         1,121,034
  Biken Techno Corp.                                 4,200            31,837
 #BSL Corp.                                        313,950           562,095
  Bull Dog Sauce Co., Ltd.                          30,000           350,766
  Bunka Shutter Co., Ltd.                          134,000           670,149
  Cabin Co., Ltd.                                   86,000           278,009
  CAC Corp.                                         39,400           319,708
  Calpis Co., Ltd.                                 157,000         1,132,149
  Canon Electronics, Inc.                           58,000         1,319,206
  Canon Finetech, Inc.                              85,070         1,551,093
 #Capcom Co., Ltd.                                 112,600         1,072,004
 *Catena Corp.                                      46,000           102,313
 *Cats, Inc.                                        15,400               451
*#Cecile Co., Ltd.                                  81,100         1,137,753
  Central Finance Co., Ltd.                        180,000           710,267
 #Central Security Patrols Co., Ltd.                31,400           258,825
  CFS Corp.                                         47,500           277,213
 *Chiba Kogyo Bank, Ltd.                            91,700           616,065
  Chino Corp.                                       70,000           227,117
  Chiyoda Co., Ltd.                                 87,700         1,403,953
  Chofu Seisakusho Co., Ltd.                        54,500         1,021,185
*#Chori Co., Ltd.                                  356,000           621,965
  Chuetsu Pulp and Paper Co., Ltd.                 199,000           513,676
 *Chugai Mining Co., Ltd.                          188,600           119,763
  Chugai Ro Co., Ltd.                              168,000           381,234
 #Chugoku Marine Paints, Ltd.                      135,000           783,992
 #Chugokukogyo Co., Ltd.                            45,000           120,857
  Chukyo Bank, Ltd.                                440,000         1,695,652

                                                    SHARES            VALUE+
                                                    ------            ------
  Chuo Denki Kogyo Co., Ltd.                        42,000  $        241,643
  Chuo Gyorui Co., Ltd.                             61,000           115,515
  Chuo Spring Co., Ltd., Nagoya                    119,000           519,578
  Chuo Woollen Mills, Ltd.                          24,000            65,084
  CKD Corp.                                        139,000           863,860
*#Clarion Co., Ltd.                                587,000         1,382,914
  Cleanup Corp.                                     82,000           810,389
 #CMK Corp.                                        111,000         1,575,393
  Coca-Cola Central Japan Co., Ltd.                    176         1,343,459
  Colowide Co., Ltd.                                29,000           337,605
*#Columbia Music Entertainment, Inc.               260,000           261,893
  Commuture Corp.                                   86,202           800,491
  Computer Engineering & Consulting,
    Ltd.                                            29,800           304,254
*#Co-Op Chemical Co., Ltd.                          80,000           112,265
*#Copal Co., Ltd.                                   21,600           340,283
 *Core Corp.                                        10,100           197,480
  Corona Corp.                                      53,500           820,088
 #Cosel Co., Ltd.                                   41,100         1,026,742
*#Cosmo Securities Co., Ltd.                       889,000         1,844,691
  Create Medic Co., Ltd.                            11,000            95,757
  Credia Co., Ltd.                                  14,000           311,759
  Cresco, Ltd.                                      11,600           123,654
  CTI Engineering Co., Ltd.                         19,000           132,346
 #Culture Convenience Club Co., Ltd.                96,700         1,212,918
  CVS Bay Area, Inc.                                30,000            96,940
*#Cybozu, Inc.                                         123           138,111
*#D&M Holdings, Inc.                               162,000           397,381
 #Dai Nippon Toryo, Ltd.                           229,000           335,080
  Daibiru Corp.                                    195,000         1,473,758
  Dai-Dan Co., Ltd.                                 86,000           554,968
  Daido Kogyo Co., Ltd.                             60,000           200,286
 #Daidoh, Ltd.                                      68,000           741,033
*#Daiei, Inc.                                      249,500           583,582
  Daifuku Co., Ltd.                                226,000         1,464,861
  Daihen Corp.                                     248,000           532,716
  Daiho Corp.                                       96,000           209,992
  Dai-Ichi Jitsugyo Co., Ltd.                       94,000           288,079
 #Dai-Ichi Kogyo Seiyaku Co., Ltd.                  47,000           144,287
 #Daiken Corp.                                     263,000         1,198,354
  Daiki Co., Ltd.                                   41,300           444,540
  Daiko Clearing Services Corp.                     25,000           186,349
  Daikoku Denki Co., Ltd.                           26,600           715,987
*#Daikyo, Inc.                                     444,000           794,423
  Daimei Telecom Engineering Corp.                  74,000           578,346
  Dainichi Co., Ltd.                                27,200           160,396
  Dainichiseika Colour & Chemicals
    Manufacturing Co., Ltd.                        178,000           866,724
 #Dainippon Shigyo Co., Ltd.                        25,000           117,431
  Daisan Bank, Ltd.                                356,000         1,403,404
  Daiseki Co., Ltd.                                 42,500           763,222
 #Daiso Co., Ltd.                                  179,000           525,140
 *Daisue Construction Co., Ltd.                    151,500           171,696
  Daisyo Corp.                                      38,300           475,344
 *Daito Woolen Spinning & Weaving
    Co., Ltd., Tokyo                                42,000            48,287
  Daiwa Industries, Ltd.                            82,000           262,438
  Daiwa Kosho Lease Co., Ltd.                      297,000         1,561,383
 *Daiwa Seiko, Inc.                                211,000           259,063
  Daiwabo Co., Ltd.                                217,000           327,222
  Daiwabo Information System Co.,
    Ltd.                                            27,000           360,856
  Danto Corp.                                       42,000  $        184,442
  DC Co., Ltd.                                      33,000            88,750
  Denki Kogyo Co., Ltd.                            132,000           781,070
  Denny's Japan Co., Ltd.                           61,000         1,158,995
  Densei-Lambda KK                                  34,584           284,662
  Denyo Co., Ltd.                                   47,000           360,371
  Descente, Ltd.                                   140,000           480,128
 *Dia Kensetsu Co., Ltd.                           141,200           172,128
 *Diamond City Co., Ltd.                             4,050            94,405
 *Dijet Industrial Co., Ltd.                        34,000            80,558
  DMW Corp.                                          1,600            64,126
  Doshisha Co., Ltd.                                22,900           724,246
 #Doutor Coffee Co., Ltd.                           42,500           809,936
  DTS Corp.                                         24,000           567,934
 *DyDo Drinco, Inc.                                 33,100         1,081,108
 *Dynic Corp.                                       66,000           264,225
  Eagle Industry Co., Ltd.                          78,000           500,245
  Echo Trading Co., Ltd.                             4,000            55,125
 *Econach Co., Ltd.                                 26,000            13,213
  Edion Corp.                                      151,416         1,745,295
  Ehime Bank, Ltd.                                 274,000           888,673
 #Eighteenth Bank, Ltd.                            329,000         1,613,379
  Eiken Chemical Co., Ltd.                          54,000           621,778
  Eikoh, Inc.                                       12,100            96,917
  Eizo Nanao Corp.                                  43,500         1,070,586
 *Elna Co., Ltd.                                    34,000            76,477
  Enplas Corp.                                      41,900         1,231,232
*#Enshu, Ltd.                                       69,000           138,619
  Ensuiko Sugar Refining Co., Ltd.                  51,000           109,070
  Exedy Corp.                                       80,200         1,534,757
 *F.D.C. Products, Inc.                             21,190           253,461
  Fancl Corp.                                       43,100         1,655,688
*#FDK Corp.                                        260,000           574,783
  Fine Sinter Co., Ltd.                             31,000           101,276
 *First Baking Co., Ltd.                            67,000           145,752
  Foster Electric Co., Ltd.                         44,000           346,341
 #FP Corp.                                          46,200           903,705
  France Bed Holdings Co., Ltd.                    481,000         1,307,104
*#Fudo Construction Co., Ltd.                      299,200           664,991
 #Fuji Co.,Ltd.                                     69,100         1,303,523
 *Fuji Corp, Ltd.                                   28,000           306,894
  Fuji Kiko Co., Ltd.                               71,000           290,775
*#Fuji Kosan Co., Ltd.                             130,000           172,972
  Fuji Kyuko Co., Ltd.                             205,000           815,540
 *Fuji Spinning Co., Ltd., Tokyo                   163,000           207,226
 *Fuji Titanium Industry Co., Ltd.                  10,000            21,491
  Fujicco Co., Ltd.                                 55,000           751,805
 *Fujii & Co., Ltd.                                 44,000               429
 *Fujiko Co., Ltd.                                  55,000             1,073
  Fujikura Kasei Co., Ltd.                          51,000           400,785
 #Fujikura Rubber, Ltd.                             34,000           228,605
 #Fujirebio, Inc.                                   86,500         1,225,975
 *Fujita Corp.                                     365,100           407,963
 #Fujita Kanko, Inc.                               213,000           774,554
  Fujitec Co., Ltd.                                186,000           977,657
 *Fujitsu Access, Ltd.                              48,000           286,967
  Fujitsu Business Systems, Ltd.                    50,300           695,745
  Fujitsu Devices, Inc.                             44,000           516,312
  Fujitsu Fronttec, Ltd.                            41,500           339,189
*#Fujitsu General, Ltd.                            212,000           745,193
*#Fujiya Co., Ltd.                                 248,000           577,311
  Fukuda Corp.                                      80,000           491,223

                                                    SHARES            VALUE+
                                                    ------            ------
 #Fukushima Bank, Ltd.                             365,000  $        585,912
 *Fukusima Industries Corp.                         13,500           161,248
  Fumakilla, Ltd.                                   37,000            86,272
*#Furukawa Battery Co., Ltd.                        45,000           108,032
*#Furukawa Co., Ltd.                               757,000           865,087
  Fuso Lexel Inc.                                   25,400           179,469
  Fuso Pharmaceutical Industries,
    Ltd.                                           178,000           605,508
 *Gajoen Kanko KK                                   37,000                 0
 #Gakken Co., Ltd.                                 168,000           347,962
 *Generas Corp.                                     64,000               625
 #Genki Sushi Co., Ltd.                             17,200           224,184
  Geostar Corp.                                     10,000            37,008
 *Gigas K's Denki Corp.                              4,704           148,155
  Global-Dining, Inc.                                6,200            44,825
 #Godo Steel, Ltd.                                 323,000         1,177,105
 *Goldwin, Inc.                                     76,000           208,909
  Gourmet Kineya Co., Ltd.                          37,000           331,643
 *Graphtec Corp.                                    39,000            55,497
  Gro-BeLS Co., Ltd.                                84,000           100,923
 *GSI Creoss Corp.                                 120,000           276,896
  Gun-Ei Chemical Industry Co., Ltd.               161,000           629,895
  Hagoromo Foods Corp.                              33,000           373,494
  Hakuto Co., Ltd.                                  44,000           617,921
  Hakuyosha Co., Ltd.                               57,000           204,059
  Haltec Corp.                                      32,000            63,321
 *Hamai Co., Ltd.                                   22,000            32,316
  Hanshin Sogo Bank, Ltd.                          743,000         1,613,614
  Hanwa Co., Ltd.                                  405,000         1,696,328
  Happinet Corp.                                    18,800           237,892
  Harashin Co., Ltd.                                24,300           208,573
  Harima Chemicals, Inc.                            47,000           320,315
  Haruyama Trading Co., Ltd.                        27,500           392,677
*#Hayashikane Sangyo Co., Ltd.                     166,000           265,675
 *Hazama Corp.                                     120,600           266,373
  Heiwado Co., Ltd.                                118,000         1,695,375
  Hibiya Engineering, Ltd.                          72,000           556,538
  Higashi-Nippon Bank, Ltd.                        345,000         1,053,607
 #Hisaka Works, Ltd.                                41,000           408,583
  Hitachi Business Solution Co., Ltd.               22,700           159,387
  Hitachi Kiden Kogyo, Ltd.                         27,000           114,972
  Hitachi Koki Co., Ltd.                           205,000         1,815,527
 #Hitachi Kokusai Electric, Inc.                   209,000         1,833,488
  Hitachi Medical Corp.                             76,000         1,094,752
  Hitachi Metals Techno, Ltd.                       13,000            41,054
  Hitachi Mobile Co., Ltd.                          35,000           265,412
  Hitachi Plant Engineering &
    Construction Co., Ltd.                         221,000           990,327
  Hitachi Powdered Metal Co., Ltd.                  53,000           370,422
  Hitachi Tool Engineering, Ltd.                    44,500           382,212
  Hitachi Transport System, Ltd.                    75,000           722,356
*#Hitachi Zosen Corp.                            1,079,000         1,621,991
 #Hochiki Corp.                                     42,000           178,566
*#Hodogaya Chemical Co., Ltd.                      127,000           598,321
 #Hogy Medical Co., Ltd.                            31,500         1,483,178
*#Hohsui Corp.                                      56,000            91,847
  Hokkai Can Co., Ltd., Tokyo                      106,000           286,802
  Hokkaido Coca Cola Bottling Co.,
    Ltd.                                            64,000           407,887
  Hokkaido Gas Co., Ltd.                           105,000           292,750
  Hokko Chemical Industry Co., Ltd.                 41,000           144,668
 #Hokuetsu Bank, Ltd.                              457,000         1,017,578
  Hokuriku Electric Industry Co., Ltd.             159,000   $       377,022
  Hokuriku Electrical Construction Co.,
    Ltd.                                            36,000           112,067
  Hokuriku Gas Co., Ltd.                            64,000           190,783
 *Hokushin Co., Ltd.                                39,900            85,571
 #Hokuto Corp.                                      64,300         1,170,608
  Homac Corp.                                       75,700           569,758
  Honshu Chemical Industry Co., Ltd.                17,000            97,581
 #Horiba, Ltd.                                      69,000           977,092
  Horipro, Inc.                                     23,400           206,734
  Hosiden Corp.                                    139,200         1,553,006
*#Hosokawa Micron Corp.                             54,000           399,979
*#Howa Machinery, Ltd.                             235,000           289,714
 *Ichida and Co., Ltd.                              23,400            36,850
  Ichikawa Co., Ltd.                                49,000           199,065
 *Ichiken Co., Ltd.                                 48,000           113,238
 #Ichikoh Industries, Ltd.                         141,000           345,574
  Ichiyoshi Securities Co., Ltd.                    87,000           813,974
  Icom, Inc.                                        26,800           610,019
  Idec Izumi Corp.                                  83,500           920,412
  Ihara Chemical Industry Co., Ltd.                 80,000           239,273
  Iino Kaiun Kaisha, Ltd.                          203,000           964,343
 *Ikegami Tsushinki Co., Ltd.                      102,000           194,071
  i-Logistics Corp.                                 52,000           111,345
  Imasen Electric Industrial Co., Ltd.              19,900           182,518
  Impact 21 Co., Ltd.                               37,600           833,644
 *Impress Corp.                                        178           194,747
  Inaba Denki Sangyo Co., Ltd.                      51,800         1,269,660
  Inaba Seisa Kusho Co., Ltd.                       32,400           541,585
  Inabata and Co., Ltd., Osaka                     113,000         1,001,805
  Inageya Co., Ltd.                                 97,000           947,938
  Ines Corp.                                       103,800           982,973
  I-Net Corp.                                       18,300           125,847
 #Information Services
    International-Dentsu, Ltd.                      57,800           634,826
 #Intec, Inc.                                       82,128           654,250
  Inui Steamship Co., Ltd.                          31,000           142,585
  ISE Chemicals Corp.                               38,000           160,482
 #Iseki & Co., Ltd.                                423,000         1,093,505
  Ishihara Sangyo Kaisha, Ltd.                     721,000         1,656,009
  Ishii Hyoki Co., Ltd.                              8,600           101,831
*#Ishii Iron Works Co., Ltd.                        52,000            87,662
*#Ishikawa Seisakusho, Ltd.                         75,000            92,929
  Ishikawajima Construction Materials
    Co., Ltd.                                       18,000            51,611
  Ishikawajima Transport Machinery
    Co., Ltd.                                       16,000            43,821
  Ishizuka Glass Co., Ltd.                          49,000           113,591
  Itochu Enex Co., Ltd.                            189,800         1,228,961
  Itochu Shokuh Co., Ltd.                           24,400           965,243
  Itoki Crebio Corp.                                56,000           219,069
  Iwaki & Co., Ltd.                                 38,000           109,472
 #Iwasaki Electric Co., Ltd.                       142,000           525,073
  Iwatani International Corp.                      525,000         1,240,667
 *Iwatsu Electric Co., Ltd.                        166,000           393,319
 *Izuhakone Railway Co., Ltd.                          300            15,774
  Izumiya Co., Ltd.                                171,000         1,165,538
*#Izutsuya Co., Ltd.                               166,000           268,929
 #Jac Holdings Co., Ltd.                            17,300           106,617
 #Jaccs Co., Ltd.                                  207,000         1,245,819
 *Jalux, Inc.                                       20,600           365,435
  Jamco Corp.                                       41,000           213,690

                                                    SHARES            VALUE+
                                                    ------            ------
 *Janome Sewing Machine Co., Ltd.                  259,000   $       358,453
 #Japan Aviation Electronics Industry,
    Ltd.                                            43,000           432,340
 *Japan Bridge Corp.                                31,000            36,891
  Japan Business Computer Co., Ltd.                 34,000           233,829
  Japan Carlit Co., Ltd.                            28,000           202,285
 #Japan Cash Machine Co., Ltd.                      41,410         1,763,992
  Japan Digital Laboratory Co., Ltd.                59,200           684,301
  Japan Foundation Engineering Co.,
    Ltd                                             49,200           269,349
  Japan Information Processing
    Service Co., Ltd.                               31,800           194,750
 #Japan Kenzai Co., Ltd.                            44,840           363,623
  Japan Maintenance Co., Ltd.                       34,100           330,086
  Japan Medical Dynamic Marketing,
    Inc.                                            29,800           302,371
  Japan Oil Transportation Co., Ltd.                45,000           123,962
 #Japan Pulp and Paper Co., Ltd.                   269,000           904,536
*#Japan Radio Co., Ltd.                            272,000         1,038,389
  Japan Servo Co., Ltd.                             51,000           159,632
  Japan Steel Tower Co., Ltd.                       19,000            76,009
 #Japan Steel Works, Ltd.                          757,000         1,408,453
 #Japan Storage Battery Co., Ltd.                  529,000         1,136,864
 #Japan Transcity Corp.                            113,000           436,528
  Japan Vilene Co., Ltd.                           127,000           727,188
  Japan Wool Textile Co., Ltd.                     178,000         1,122,037
  Jastec Co., Ltd.                                  11,600           188,933
  Jeans Mate Corp.                                  15,540           171,616
 #Jeol, Ltd.                                       152,000           989,532
  Jiec Co., Ltd.                                        87            90,397
  JMS Co., Ltd.                                     69,000           224,830
  Joban Kosan Co., Ltd.                            101,000           167,376
  J-Oil Mills, Inc.                                313,000         1,160,737
  Joint Corp.                                       34,400           936,875
 #Joshin Denki Co., Ltd.                            98,000           335,263
  Jsp Corp.                                         54,200           687,472
  Juel Verite Ohkubo Co., Ltd                       24,000            61,878
*#Jujiya Co., Ltd.                                 442,000           492,183
 *Juki Corp.                                       197,000           654,999
 *Jyomo Co., Ltd.                                   48,000           114,563
  K.R.S. Corp.                                      20,300           305,027
  Kabuki-Za Co., Ltd.                               22,000           904,468
  Kadokawa Holdings, Inc.                           27,000         1,119,295
 #Kaga Electronics Co., Ltd.                        50,900           931,312
  Kagawa Bank, Ltd.                                151,350           774,636
 #Kagome Co., Ltd.                                 155,900         1,686,923
  Kahma Co., Ltd.                                   61,900           755,163
 #Kaken Pharmaceutical Co., Ltd.                   194,000         1,280,193
 *Kakuei (L.) Corp.                                100,000               976
*#Kamagai Gumi Co., Ltd.                            87,800           187,829
  Kameda Seika Co., Ltd.                            39,000           357,510
  Kamei Corp.                                       67,000           639,648
  Kanaden Corp.                                     55,000           310,309
  Kanagawa Chuo Kotsu Co., Ltd.                    120,000           706,414
  Kanamoto Co., Ltd.                                43,000           240,121
*#Kanebo, Ltd.                                     104,200         1,515,156
*#Kanematsu Corp.                                  838,500         1,252,338
  Kanematsu Electronics, Ltd.                       45,500           345,707
 *Kanematsu-NNK Corp.                               60,000           158,507
  Kanto Auto Works, Ltd., Yokosuka                 140,900         1,749,705
  Kanto Denka Kogyo Co., Ltd.                      110,000           410,454
  Kanto Natural Gas Development
    Co., Ltd.                                      104,000   $       632,325
*#Kanto Tsukuba Bank, Ltd.                          45,500           264,188
  Kasai Kogyo Co., Ltd.                             59,000           209,814
  Kasei (C.I.) Co., Ltd.                            58,000           236,977
  Kasumi Co., Ltd.                                 132,000           829,988
  Katakura Chikkarin Co., Ltd.                      27,000            82,509
 #Katakura Industries Co., Ltd.                     61,000           795,691
  Kato Sangyo Co., Ltd.                             70,300         1,066,271
 #Kato Works Co., Ltd.                             109,000           302,958
 *Katsumura Construction Co., Ltd.                  48,600            62,750
  Kawada Industries, Inc.                           76,000           226,703
*#Kawai Musical Instruments
    Manufacturing Co., Ltd.                         99,000           149,737
  Kawamoto Corp.                                     4,000            26,435
 *Kawasaki Kasei Chemicals, Ltd.                    36,000            49,789
  Kawashima Textile Manufacturers,
    Ltd.                                           126,000           190,822
  Kawasho Gecoss Corp.                              57,900           305,169
  Kawasumi Laboratories, Inc.                       26,000           184,410
  Kawatetsu Systems, Inc.                              112           148,598
  Kayaba Industry Co., Ltd.                        442,000         1,640,997
  Keihanshin Real Estate Co., Ltd.                  76,000           391,445
 #Keihin Co., Ltd.                                 100,000           213,583
  Keiiyu Co., Ltd.                                  15,000           190,683
 #Keiyo Bank, Ltd.                                 375,000         1,544,751
  Keiyo Co., Ltd.                                  139,900           604,390
  Kentucky Fried Chicken Japan, Ltd.                55,000         1,086,701
*#Kenwood Corp.                                    626,000         1,222,324
  Key Coffee, Inc.                                  41,300           589,365
 #Kibun Food Chemifa Co., Ltd.                      57,000         1,286,244
 *Kimmon Manufacturing Co., Ltd.                    41,000            57,764
 *Kimura Chemical Plants Co., Ltd.                  27,000            64,253
  Kinki Coca-Cola Bottling Co., Ltd.               118,000         1,128,293
 *Kinki Nippon Tourist Co., Ltd.                   133,000           330,058
  Kinki Sharyo Co., Ltd., Nagaokakyo               122,000           372,816
 *Kinsho Corp.                                      21,000            72,553
 #Kinugawa Rubber Industrial Co.,
    Ltd.                                           107,000           294,112
  Kioritz Corp.                                    113,000           331,040
 *Kirindo Co., Ltd.                                 10,300            87,973
  Kishu Paper Co., Ltd.                            125,000           221,266
 #Kisoji Co., Ltd.                                  42,100           664,775
  Kitagawa Iron Works Co., Ltd.                    150,000           328,436
  Kita-Nippon Bank, Ltd.                            15,606           759,408
  Kitano Construction Corp.                        124,000           279,500
  Kitazawa Sangyo Co., Ltd.                         17,500            52,280
  Kitz Corp.                                       234,000         1,317,893
  Kiyo Bank, Ltd.                                  824,000         1,758,195
  Koa Corp.                                         76,000           577,790
  Koatsu Gas Kogyo Co., Ltd.                        93,000           381,592
  Kobayashi Yoko Co., Ltd.                          16,900           353,222
  Kodensha Co., Ltd.                                14,000            44,883
  Koekisha Co., Ltd.                                 9,600           221,863
 #Kohnan Shoji Co., Ltd.                            40,900           575,470
  Kohsoku Corp.                                     48,000           325,503
  Koike Sanso Kogyo Co., Ltd.                       71,000           173,039
  Koito Industries, Ltd.                            66,000           270,347
 #Kojima Co., Ltd.                                  74,600           897,515
 *Kokune Corp.                                      42,000               410
 *Kokusai Kogyo Co., Ltd.                           60,000           184,250

                                                    SHARES            VALUE+
                                                    ------            ------
  Komai Tekko, Inc.                                 53,000   $       158,314
  Komatsu Electronics Metals Co.,
    Ltd                                             52,000           580,017
  Komatsu Seiren Co., Ltd.                          80,000           462,706
  Komatsu Wall Industry Co., Ltd.                   17,300           328,106
  Konaka Co., Ltd.                                  49,300           740,330
 #Konami Sports Corp.                               53,300         1,130,150
  Kondotec, Inc.                                    18,500           150,712
  Konishi Co., Ltd.                                 32,300           317,575
  Kosaido Co., Ltd.                                 34,000           270,781
 #Kosei Securities Co., Ltd.                       173,000           351,498
 #Kubotek Corp.                                        230           294,406
 #Kumiai Chemical Industry Co., Ltd.,
    Tokyo                                          166,000           416,176
  Kurabo Industries, Ltd.                          502,000         1,147,151
  Kureha Chemical Industry Co., Ltd.               384,000         1,572,291
 #Kurimoto, Ltd.                                   253,000           849,263
 #Kuroda Electric Co., Ltd.                         62,400         1,462,722
  Kuroganeya Co., Ltd.                              14,000            56,582
  Kurosaki Harima Corp.                            165,000           490,548
 #Kyoden Co., Ltd.                                  93,000           727,361
  Kyodo Printing Co., Ltd.                         170,000           703,443
  Kyodo Shiryo Co., Ltd.                           188,000           256,896
  Kyoei Sangyo Co., Ltd.                            44,000           144,954
  Kyoei Tanker Co., Ltd.                            53,000           132,874
  Kyokuto Boeki Kaisha, Ltd.                        36,000           107,958
  Kyokuto Kaihatsu Kogyo Co., Ltd.                  49,200           591,789
  Kyokuyo Co., Ltd.                                198,000           394,206
  Kyoritsu Maintenance Co., Ltd.                    18,100           387,052
  Kyosan Electric Manufacturing Co.,
    Ltd.                                            97,000           321,151
  Kyoto Kimono Yuzen Co., Ltd.                         148           336,686
  Kyowa Electronic Instruments Co.,
    Ltd.                                            30,000            97,769
  Kyowa Exeo Corp.                                 201,000         1,996,410
  Kyowa Leather Cloth Co., Ltd.                     38,800           236,439
  Kyudenko Corp.                                   153,000           815,365
 *Kyushu-Shinwa Holdings, Inc.                     576,000         1,072,710
 #Laox Co., Ltd.                                   109,000           248,847
 #Life Corp.                                       103,400         1,488,519
 *Link Consulting Associates - Japan
    Corp.                                           24,300           135,417
 *Lonseal Corp.                                     69,000            72,828
 *Look, Inc.                                        50,000           181,862
 #Macnica, Inc.                                     35,800         1,201,943
  Maeda Corp.                                      358,000         1,721,074
  Maeda Road Construction Co., Ltd.                191,000         1,500,314
  Maezawa Industries, Inc.                          38,100           225,122
  Maezawa Kaisei Industries Co., Ltd.               29,400           572,737
  Maezawa Kyuso Industries Co., Ltd.                29,800           413,993
 *Magara Construction Co., Ltd.                     61,000            72,475
 #Makino Milling Machine Co., Ltd.                 174,000           954,724
 *Mamiya-Op Co., Ltd.                               58,000            94,517
  Marche Corp.                                      10,700           109,876
 #Mars Engineering Corp.                            44,400         1,505,346
  Marubeni Construction Material
    Lease Co., Ltd.                                 54,000           116,429
  Marubeni Telecom Co., Ltd.                           117           109,243
  Marubun Corp.                                     44,600           372,872
  Marudai Food Co., Ltd.                           248,000           533,560
 *Maruei Department Store Co., Ltd.                 72,000           203,333
  Maruetsu, Inc.                                   209,000         1,127,949
  Maruha Group, Inc.                               477,000   $       932,833
 *Maruishi Holdings Co., Ltd.                      214,000             2,088
  Marusan Securities Co., Ltd.                     150,000           946,506
  Maruwa Co., Ltd.                                  17,500           297,983
  Maruwn Corp.                                      44,000           129,632
  Maruya Co., Ltd.                                  14,000           117,597
 #Maruyama Manufacturing Co., Inc.                  92,000           558,726
*#Maruzen Co., Ltd.                                208,000           507,772
  Maruzen Co., Ltd. - General
    Commercial Kitchen Appliances &
    Equipment                                       30,000           173,474
  Maruzen Showa Unyu Co., Ltd.                     176,000           618,862
  Maspro Denkoh Corp.                               32,300           356,775
  Matsuda Sangyo Co., Ltd.                          34,500           323,777
  Matsui Construction Co., Ltd.                     40,000           174,143
 *Matsuo Bridge Co., Ltd.                           37,000            74,832
 #Matsuya Co., Ltd.                                 96,000           537,997
  Matsuya Foods Co., Ltd.                           34,500           765,346
 #Matsuzakaya Co., Ltd.                            330,077         1,308,419
  Max Co., Ltd.                                    111,000         1,231,615
 *Maxvalu Tohok Co., Ltd.                           18,200           166,562
 *MEC Co., Ltd.                                     18,200           220,756
 #Megachips Corp.                                   50,600           667,498
  Meidensha Corp.                                  484,050         1,065,670
*#Meiji Machine Co., Ltd.                           90,000           141,031
  Meiji Shipping Co., Ltd.                          58,000           206,217
  Meisei Industrial Co., Ltd.                       29,000           104,623
  Meito Sangyo Co., Ltd.                            50,100           873,785
  Meito Transportation Co., Ltd.                    22,000           201,357
  Meiwa Estate Co., Ltd.                            43,800           498,259
  Meiwa Industry Co., Ltd.                          15,000            50,320
 *Meiwa Trading Co., Ltd.                           55,000           127,004
  Melco Holdings, Inc.                               9,000           169,596
  Mercian Corp.                                    267,000           645,395
 *Mesco, Inc.                                       15,000            49,863
  Michinoku Bank, Ltd.                             311,000         1,678,531
  Mikuni Coca-Cola Bottling Co., Ltd.              108,000         1,042,767
  Milbon Co., Ltd.                                  18,900           521,258
 #Mimasu Semiconductor Industry Co.,
    Ltd.                                            38,200           573,573
  Ministop Co., Ltd.                                52,400           909,869
  Mirai Group Co., Ltd.                             49,000            99,870
  Miroku Jyoho Service Co., Ltd.                    31,500           279,649
 *Misawa Homes Holdings, Inc.                      507,900         1,379,450
  Misawa Resort Co., Ltd.                           90,000           286,321
  Mito Securities Co., Ltd.                        135,000           472,161
  Mitsuba Corp.                                     89,690           687,467
*#Mitsubishi Cable Industries, Ltd.                330,000           390,650
 *Mitsubishi Kakoki Kaisha, Ltd.                   149,000           315,564
 #Mitsubishi Paper Mills, Ltd.                     641,000           978,315
  Mitsubishi Pencil Co., Ltd.                       61,000           544,056
  Mitsubishi Plastics, Inc.                        404,000         1,124,744
  Mitsubishi Shindoh Co., Ltd.                      82,000           204,516
  Mitsubishi Steel Manufacturing Co.,
    Ltd.                                           253,000           405,905
  Mitsubishi Tokyo Financial Group,
    Inc.                                                50           521,256
  Mitsuboshi Belting, Ltd.                         153,000           670,285
  Mitsui High-Tec, Inc.                             83,100         1,080,045
 #Mitsui Home Co., Ltd.                            122,000           640,828
  Mitsui Knowledge Industry Co., Ltd.               20,100           168,240
*#Mitsui Matsushima Co., Ltd.                      117,000           313,410

                                                    SHARES            VALUE+
                                                    ------            ------
*#Mitsui Mining Co., Ltd.                          307,000   $     1,143,763
 #Mitsui Sugar Co., Ltd.                           170,000           429,178
  Mitsui-Soko Co., Ltd.                            276,000           931,287
  Mitsumi Electric Co., Ltd.                       150,000         1,725,926
  Mitsumura Printing Co., Ltd.                      60,000           393,353
  Mitsuuroko Co., Ltd.                             129,000           931,491
  Miura Co., Ltd.                                   82,700         1,445,293
  Miura Printing Corp.                              16,000            57,827
  Miyaji Engineering Group                         120,000           374,358
  Miyazaki Bank, Ltd.                              275,000         1,129,721
  Miyoshi Oil & Fat Co., Ltd.                      149,000           321,521
  Mizuno Corp.                                     278,000         1,227,514
  Mochida Pharmaceutical Co., Ltd.                  44,000           277,279
 *Momiji Holdings, Inc.                                408           711,129
  Mori Seiki Co., Ltd.                             191,400         1,726,085
  Morinaga & Co., Ltd.                             540,000         1,290,874
 *Morishita Jinton Co., Ltd.                        32,800           150,498
  Morita Corp.                                      85,000           500,169
  Moritex Corp.                                     15,000           134,088
  Morozoff, Ltd., Osaka                             50,000           106,529
  Mory Industries, Inc.                             85,000           285,926
  Mos Food Services, Inc.                           59,000           796,195
 #Moshi Moshi Hotline, Inc.                         11,050         1,031,719
 #MR Max Corp.                                      56,300           203,686
 *Mutoh Industries, Ltd.                            78,000           216,740
  Mutow Co., Ltd.                                   38,000           192,290
  Myojo Foods Co., Ltd.                             76,000           558,298
  Mystar Engineering Corp.                          15,600            93,152
  Nabtesco Corp.                                   256,000         1,435,699
  NAC Co., Ltd.                                     13,000           143,546
  Nachi-Fujikoshi Corp.                            488,000         1,467,615
  Nagano Bank, Ltd.                                179,000           548,983
 *Nagano Japan Radio Co., Ltd.                      27,000            43,908
  Nagatanien Co., Ltd.                              70,000           570,154
 *Naigai Co., Ltd.                                 109,000           136,365
  Nakabayashi Co., Ltd.                            112,000           395,135
  Nakamuraya Co., Ltd.                              98,000           340,302
 *Nakano Corp.                                      49,000           114,739
 #Nakayama Steel Works, Ltd.                       220,000           867,720
  Nakayo Telecommunications, Inc.                   36,000           198,855
  NEC Infrontia Corp.                              244,000         1,066,232
  NEC Mobiling, Ltd.                                26,400           624,628
  NEC System Integration &
    Construction, Ltd.                              85,400           771,367
 #NEC Tokin Corp.                                  227,000         1,058,512
 #Neturen Co., Ltd., Tokyo                          80,000           506,984
  New Japan Radio Co., Ltd.                         62,000           519,353
 *New Real Property KK                              43,900                 0
 #Nichia Steel Works, Ltd.                          67,900           302,860
  Nichias Corp.                                    253,000           942,643
  Nichiban Co., Ltd.                                75,000           320,832
 *Nichiboshin, Ltd.                                  1,190             1,161
 #Nichiha Corp.                                     64,980         1,042,900
 #Nichimo Co., Ltd.                                 54,000           144,710
 *Nichimo Corp.                                    132,000           121,047
  Nichireki Co., Ltd.                               44,000           159,108
  Nichiro Corp.                                    327,000           554,231
  Nidec Tosok Corp.                                 27,800           518,715
  Nihon Dempa Kogyo Co., Ltd.                       41,400           890,123
  Nihon Eslead Corp.                                22,040           519,913
  Nihon Inter Electronics Corp.                     54,000           416,789
  Nihon Kagaku Sangyo Co., Ltd.                     32,000           160,914
 *Nihon Kentetsu Co., Ltd.                          27,000   $        59,760
  Nihon Kohden Corp.                                92,000         1,220,345
  Nihon Matai Co., Ltd.                             50,000           131,194
  Nihon Nohyaku Co., Ltd.                          131,000           292,844
  Nihon Parkerizing Co., Ltd.                      132,000         1,172,494
  Nihon Seiko Co., Ltd.                             11,000            33,954
  Nihon Shokuh Kako Co., Ltd.                       40,000           122,261
 *Nihon Spindle Manufacturing Co.,
    Ltd.                                            56,000           100,034
  Nihon Tokushu Toryo Co., Ltd.                     35,000           246,552
  Nihon Unisys, Ltd.                               125,100         1,300,138
  Niitaka Co., Ltd.                                  7,260            74,799
  Nikken Chemicals Co., Ltd.                       112,000           353,016
 #Nikkiso Co., Ltd.                                135,000           780,969
  Nikko Co., Ltd., Akashi                           66,000           212,760
  Nikko Travel Co., Ltd.                            12,200            68,771
 *Nippei Toyama Corp.                               80,000           164,677
  Nippo Corp.                                      231,000         1,504,887
 *Nippon Avionics Co., Ltd.                         40,000           133,910
  Nippon Beet Sugar Manufacturing
    Co., Ltd.                                      276,000           616,772
*#Nippon Carbide Industries Co., Inc.,
    Tokyo                                          101,000           214,340
 #Nippon Carbon Co., Ltd.                          205,000           445,501
 #Nippon Ceramic Co., Ltd.                          37,000           485,386
  Nippon Chemical Industrial Co.,
    Ltd                                            161,000           551,034
  Nippon Chemi-Con Corp.                           239,000         1,311,574
 *Nippon Chemiphar Co., Ltd.                        70,000           351,491
  Nippon Chutetsukan KK                             44,000            97,875
 #Nippon Concrete Industries Co.,
    Ltd.                                            65,000           333,029
 *Nippon Conveyor Co., Ltd.                         43,000            52,498
 #Nippon Denko Co., Ltd.                           206,000           784,895
  Nippon Densetsu Kogyo Co., Ltd.                  118,000           609,525
  Nippon Denwa Shisetu Co., Ltd.                   121,000           466,540
  Nippon Felt Co., Ltd.                             40,000           224,419
  Nippon Fine Chemical Co., Ltd.                    40,000           174,598
  Nippon Flour Mills Co., Ltd.                     330,000         1,547,611
 *Nippon Foil Mfg., Co., Ltd.                       21,000            47,244
  Nippon Formula Feed Manufacturing
    Co., Ltd.                                      100,000           165,086
  Nippon Gas Co., Ltd.                              81,000           660,420
  Nippon Hume Corp.                                 43,000           145,372
 *Nippon Jogesuido Sekkei Co., Ltd.                    175           240,253
  Nippon Kanzai Co., Ltd.                           37,200           585,925
*#Nippon Kasei Chemical Co., Ltd.                  186,000           574,443
*#Nippon Kinzoku Co., Ltd.                          93,000           195,267
 #Nippon Koei Co., Ltd., Tokyo                     161,000           427,349
  Nippon Konpo Unyu Soko Co., Ltd.                 157,000         1,662,722
*#Nippon Koshuha Steel Co., Ltd.                   266,000           387,464
*#Nippon Metal Industry Co., Ltd.                  319,000           588,977
  Nippon Pigment Co., Ltd.                          11,000            40,337
  Nippon Pillar Packing Co., Ltd.                   33,000           249,989
  Nippon Piston Ring Co., Ltd.                     133,000           294,854
  Nippon Road Co., Ltd.                            177,000           382,415
 #Nippon Seiki Co., Ltd.                           113,000         1,147,774
  Nippon Seisen Co., Ltd.                           39,000           156,389
  Nippon Sharyo, Ltd.                              292,000           724,327
  Nippon Shinyaku Co., Ltd.                        140,000         1,148,763
  Nippon Signal Co., Ltd.                          123,000           647,344
  Nippon Soda Co., Ltd.                            314,000           983,891

                                                    SHARES            VALUE+
                                                    ------            ------
  Nippon Suisan Kaisha, Ltd.                       457,000   $     1,532,714
  Nippon Synthetic Chemical Industry
    Co., Ltd.                                      179,000           471,592
  Nippon System Development Co.,
    Ltd.                                            51,400           985,798
  Nippon Systemware Co., Ltd.                       20,000           146,616
  Nippon Thompson Co., Ltd.                        144,000           927,284
  Nippon Tungsten Co., Ltd.                         44,000           101,483
  Nippon Valqua Industries, Ltd.                   168,000           440,706
*#Nippon Yakin Kogyo Co., Ltd.                     179,000           898,402
 #Nippon Yusoki Co., Ltd.                           49,000           166,907
 #Nishimatsu Construction Co., Ltd.                238,000           829,783
  Nishishiba Electric Co., Ltd.                     28,000            49,598
  Nissei Corp.                                      57,600           595,730
  Nissei Plastic Industrial Co., Ltd.               35,000           258,234
 *Nisseki House Industry Co., Ltd.                 260,000             2,537
  Nissha Printing Co., Ltd.                         89,000         1,236,993
 #Nisshin Fire & Marine Insurance Co.,
    Ltd.                                           366,000         1,352,878
 #Nisshin Fudosan Co., Ltd.                         32,600           343,999
  Nissho Electronics Corp.                          49,900           361,880
*#Nissho Iwai-Nichmen Holdings
    Corp.                                          347,100         1,503,065
  Nissin Co., Ltd.                                 826,400         2,084,390
  Nissin Corp.                                     177,000           471,210
  Nissin Electric Co., Ltd.                        199,000           656,709
  Nissin Kogyo Co., Ltd.                            42,800         1,324,776
  Nissin Sugar Manufacturing Co.,
    Ltd.                                           102,000           200,491
  Nissui Pharmaceutical Co., Ltd.                   34,000           211,131
  Nitchitsu Co., Ltd.                               14,000            29,441
  Nitta Corp.                                       54,700           881,377
  Nittan Valve Co., Ltd.                            58,000           346,993
  Nittetsu Mining Co., Ltd.                        155,000           602,939
  Nitto Boseki Co., Ltd.                           506,000         1,043,917
  Nitto Electric Works, Ltd.                        87,300           852,391
  Nitto FC Co., Ltd.                                59,000           346,322
  Nitto Flour Milling Co., Ltd.                     54,000           158,698
  Nitto Kohki Co., Ltd.                             43,200           832,311
  Nitto Seiko Co., Ltd.                             56,000           151,577
  Nitto Seimo Co., Ltd.                             32,000            66,885
*#Nittoc Construction Co., Ltd.                     61,000           126,232
 #NIWS Co., Ltd.                                       555         1,610,037
  Noda Corp.                                        24,100           150,713
  NOF Corp.                                        425,000         1,478,995
  Nohmi Bosai, Ltd.                                 68,000           375,892
  Nomura Co., Ltd.                                  61,000           423,043
  Noritake Co., Ltd.                               320,000         1,396,830
  Noritsu Koki Co., Ltd.                            67,200         1,561,368
 #Noritz Corp.                                     107,100         1,675,283
 #Nosan Corp.                                      230,000           516,370
  Obayashi Road Corp.                               65,000           140,750
  Odakyu Construction Co., Ltd.                     29,000            84,527
  Odakyu Real Estate Co., Ltd.                      58,000           158,917
  Oenon Holdings, Inc.                              99,000           258,468
 *Ohki Corp.                                        73,000               712
 *Ohmori Co., Ltd.                                  18,400            12,014
  Oie Sangyo Co., Ltd.                              13,200           106,220
  Oiles Corp.                                       37,700           857,002
  Oita Bank, Ltd.                                  279,000         1,644,283
  Okabe Co., Ltd.                                   29,000           130,875
  Okamoto Industries, Inc.                         258,000           838,457
 *Okamoto Machine Tool Works, Ltd.                  75,000   $       209,879
  Okamura Corp.                                    207,000         1,835,705
  Okaya Electric Industries Co., Ltd.               32,000           107,844
  Oki Electric Cable Co., Ltd.                      56,000           377,283
  Okinawa Electric Power Co., Ltd.                  32,200         1,456,841
 *OKK Corp.                                        138,000           309,918
 *Okuma and Howa Machinery, Ltd.                    69,000           165,500
*#Okuma Corp.                                      303,000         1,291,996
 #Okura Industrial Co., Ltd.                       118,000           837,966
  Okuwa Co., Ltd.                                   84,000           982,616
  Olympic Corp.                                     41,900           521,523
  O-M, Ltd.                                         46,000           103,891
 *Omikenshi Co., Ltd.                               78,000            79,733
  Ono Sokki Co., Ltd.                               53,000           340,018
  Onoken Co., Ltd.                                  36,000           553,119
  Organo Corp.                                     113,000           598,452
 *Orient Watch Co., Ltd.                            12,000             4,801
  Oriental Construction Co., Ltd.                   39,000           203,847
  Oriental Yeast Co., Ltd.                          61,000           439,976
  Origin Electric Co., Ltd.                         54,000           295,183
  Original Engineering Consultants
    Co., Ltd.                                        9,000            45,452
  Osaka Securities Finance Co., Ltd.                54,000           171,317
  Osaka Steel Co., Ltd.                             85,000         1,105,405
  Osaki Electric Co., Ltd.                          63,000           313,582
  Oyo Corp.                                         52,300           510,283
  P.S. Mitsubishi Construction Co.,
    Ltd.                                            46,500           204,124
  Pacific Industrial Co., Ltd.                      99,000           459,035
*#Pacific Metals Co., Ltd.                         395,000         1,667,344
  Paramount Bed Co., Ltd.                           60,400         1,678,085
  Parco Co., Ltd.                                  156,000           915,487
 *Pasco Corp.                                      135,500           369,229
  Patlite Corp.                                     16,540           314,269
  PCA Corp.                                         12,000           193,039
*#Penta-Ocean Construction Co., Ltd.               777,000         1,200,581
 #Pentax Corp.                                     235,000           868,935
  Petrolub International Co., Ltd.                  24,800           152,026
 *PIA Corp.                                         13,200           283,222
  Pigeon Corp.                                      37,000           640,194
  Pilot Corp.                                           83           296,184
  Piolax, Inc.                                      23,500           475,964
  Pocket Card Co., Ltd.                             41,000           723,358
  Pokka Corp.                                       57,000           297,842
  Poplar Co., Ltd.                                  13,560           183,752
  Posful Corp.                                      36,900           245,626
  Press Kogyo Co., Ltd.                            185,000           677,468
 *Prima Meat Packers, Ltd.                         404,000           576,014
  Pulstec Industrial Co., Ltd.                      21,200           119,903
  Q'Sai Co., Ltd.                                   58,800           557,963
  Raito Kogyo Co., Ltd.                            110,600           479,437
  Rasa Industries, Ltd.                            119,000           359,444
 *Renown D'urban Holdings, Inc.                     65,400           562,191
 #Resorttrust, Inc.                                 60,700         1,599,329
  Rheon Automatic Machinery Co.,
    Ltd.                                            40,000           131,339
  Rhythm Watch Co., Ltd.                           344,000           719,825
  Ricoh Elemex Corp.                                35,000           187,738
  Ricoh Leasing Co., Ltd.                           57,800         1,481,045
  Right On Co., Ltd.                                47,200         1,621,588
  Rikei Corp.                                       22,500            70,441
  Riken Corp.                                      210,000           942,768

                                                    SHARES            VALUE+
                                                    ------            ------
  Riken Electric Wire Co., Ltd.                     20,000   $        35,716
  Riken Keiki Co., Ltd.                             33,000           208,959
  Riken Technos Corp.                              121,000           558,197
  Riken Vitamin Co., Ltd.                           47,500         1,151,830
 #Ringer Hut Co., Ltd.                              38,300           441,480
  Rion Co., Ltd.                                     5,000            23,823
  Rock Field Co., Ltd.                              25,300           397,706
 #Rohto Pharmaceutical Co., Ltd.                   108,000         1,423,379
  Roland Corp.                                      47,000           860,135
 #Roland DG Corp.                                   17,600           916,695
  Royal Co., Ltd.                                   76,000           962,406
  Ryobi, Ltd.                                      348,000         1,424,694
  Ryoden Trading Co., Ltd.                          81,000           500,647
  Ryosan Co., Ltd.                                  72,600         1,677,860
  Ryoyo Electro Corp.                               64,800         1,018,015
  S Foods, Inc.                                     60,000           463,911
*#S Science Co., Ltd.                              285,000            55,739
 #S.T. Chemical Co., Ltd.                           55,000           665,380
 *Saeki Kensetsu Kogyo Co., Ltd.                    71,000            93,268
 #Sagami Chain Co., Ltd.                            44,000           421,706
  Sagami Co., Ltd.                                  66,000           257,935
  Sagami Rubber Industries Co., Ltd.                15,000            45,300
 #Saibu Gas Co., Ltd.                              720,000         1,513,781
 *Sailor Pen Co., Ltd.                              74,000           179,066
 #Saizeriya Co., Ltd.                               78,100         1,336,725
  Sakai Chemical Industry Co., Ltd.                205,000           934,707
  Sakai Heavy Industries, Ltd.                      60,000           146,375
*#Sakai Ovex Co., Ltd.                              85,000           202,000
  Sakata Inx Corp.                                 117,000           610,983
 #Sakata Seed Corp.                                100,900         1,267,546
 *Sakurada Co., Ltd.                                38,000            57,945
  Sala Corp.                                        67,500           343,809
  San-Ai Oil Co., Ltd.                             134,000           535,587
  Sanden Corp.                                     181,000         1,120,610
 #Sanix, Inc.                                       73,400           580,927
  Sankei Building Co., Ltd.                        102,000           647,263
  Sanki Engineering Co., Ltd.                      146,000         1,066,765
  Sanko Co., Ltd.                                   12,000            80,039
  Sanko Metal Industrial Co., Ltd.,
    Tokyo                                           54,000           108,388
  Sankyo Seiko Co., Ltd.                           112,000           502,667
 #Sankyu, Inc., Tokyo                              567,000         1,566,798
  Sanoh Industrial Co., Ltd.                        60,000           409,587
  Sanrio Co., Ltd.                                 153,400         1,373,883
  Sanritsu Corp.                                     5,400            43,468
  Sanshin Electronics Co., Ltd.                     57,000           433,736
  Sanyo Chemical Industries, Ltd.                  237,000         1,681,180
 #Sanyo Denki Co., Ltd.                            118,000           577,230
 #Sanyo Electric Credit Co., Ltd.                   67,300         1,416,262
  Sanyo Engineering & Construction,
    Inc.                                            34,000           142,371
  Sanyo Industries, Ltd., Tokyo                     48,000           120,963
 #Sanyo Shokai, Ltd.                               284,000         1,546,233
  Sanyo Special Steel Co., Ltd.                    362,000           734,439
*#Sasebo Heavy Industries Co., Ltd.,
    Tokyo                                          315,000           408,766
 *Sata Construction Co., Ltd.,
    Gumma                                           61,000            67,884
 #Sato Corp.                                        62,100         1,690,568
  Sato Shoji Corp.                                  31,000           223,642
  Satori Electric Co., Ltd.                         33,380           445,010
  Sawafugji Electric Co., Ltd.                      31,000            83,384
 *Secom Joshinetsu Co., Ltd.                        24,800   $       534,891
  Secom Techno Service Co., Ltd.                    24,000           935,498
  Seibu Electric Industry Co., Ltd.                 31,000           155,383
 #Seijo Corp.                                       17,400           262,581
  Seika Corp.                                      145,000           317,632
 *Seikitokyu Kogyo Co., Ltd.                        86,000           120,106
  Seiko Corp.                                      212,407         1,129,241
 #Seiren Co., Ltd.                                 115,000           848,521
  Sekisui Jushi Co., Ltd.                           84,000           543,696
  Sekisui Plastics Co., Ltd.                       191,000           669,473
  Sekiwa Real Eastate, Ltd.                         36,000           521,615
  Sekiwa Real Estate Chubu, Ltd.                    17,000           124,644
  Sekonic Corp.                                     17,000            39,399
  Senko Co., Ltd.                                  205,000           790,002
  Senshu Electric Co., Ltd.                         15,300           233,243
  Senshukai Co., Ltd.                               87,000           737,335
  Shaddy Co., Ltd.                                  32,200           316,541
 #Shibaura Mechatronics Corp.                       96,000           828,322
  Shibusawa Warehouse Co., Ltd.                    140,000           356,632
  Shibuya Kogyo Co., Ltd.                           54,000           497,980
 *Shikibo, Ltd.                                    155,000           197,102
  Shikoku Chemicals Corp.                          106,000           413,969
  Shikoku Coca-Cola Bottling Co.,
    Ltd.                                            41,100           554,982
  Shimizu Bank, Ltd.                                19,000           984,759
  Shin Nippon Air Technologies Co.,
    Ltd.                                            41,480           296,578
  Shinagawa Refractories Co., Ltd.                 104,000           325,854
 *Shindengen Electric Manufacturing
    Co., Ltd.                                      148,000           494,362
  Shin-Etsu Polymer Co., Ltd.                      155,000         1,115,671
  Shinkawa, Ltd.                                    39,900           784,689
  Shin-Keisei Electric Railway Co.,
    Ltd.                                            97,000           359,321
  Shinki Co., Ltd.                                 138,700         1,371,472
 #Shinko Electric Co., Ltd.                        284,000           779,424
  Shinko Plantech Co., Ltd.                         56,000           112,667
  Shinko Shoji Co., Ltd.                            36,000           260,414
  Shin-Kobe Electric Machinery Co.,
    Ltd.                                            82,000           339,501
  Shinmaywa Industries, Ltd.                       238,000         1,045,587
  Shinsho Corp.                                    139,000           310,227
 #Shinwa Kaiun Kaisha, Ltd.                        304,000           919,105
  Shinyei Kaisha                                    54,000           140,773
  Shiraishi Corp.                                   25,000            39,486
  Shiroki Co., Ltd.                                148,000           379,168
  Shizuki Electric Co., Inc.                        47,000           130,220
  Shizuokagas Co., Ltd.                            119,000           469,004
 *Sho-Bond Corp.                                    46,200           381,252
  Shobunsha Publications, Inc.                      29,300           418,211
*#Shochiku Co., Ltd.                               215,000         1,362,747
  Shoei Co., Ltd.                                   28,800           455,356
  Shoei Foods Corp.                                 35,000           208,515
 #Shoko Co., Ltd.                                  183,000           316,127
  Shokusan Bank, Ltd.                               98,000           342,833
  Showa Aircraft Industry Co., Ltd.                 54,000           298,255
  Showa Corp.                                       39,500           535,425
 #Showa Electric Wire & Cable Co.,
    Ltd., Kawasaki                                 424,000           562,588
  Showa Highpolymer Co., Ltd.                       86,000           268,952
  Showa Mining Co., Ltd.                            66,000           120,602
  Showa Sangyo Co., Ltd.                           329,000           806,236

                                                    SHARES            VALUE+
                                                    ------            ------
  Showa Tansan Co., Ltd.                            31,000   $       102,926
 #Siix Corp.                                         9,000            86,960
 *SIIX Corp.                                         9,000            86,960
  Silver Ox Inc.                                    30,000            69,215
*#Silver Seiko, Ltd.                               228,000            89,223
  Simree Co., Ltd.                                  11,700            49,128
  Sinanen Co., Ltd.                                160,000           799,972
  Sintokogio, Ltd., Nagoya                         102,000           678,436
  SK Japan Co., Ltd.                                 8,250            70,402
  SMK Corp.                                        143,000           731,771
*#Snow Brand Milk Products Co., Ltd.               440,000         1,353,510
  Snow Brand Seed Co., Ltd.                         30,000           118,606
  SNT Corp.                                         31,000           165,073
  Soda Nikka Co., Ltd.                              35,000           108,647
  Sodick Co., Ltd.                                  87,000           775,808
 *Sofmap Co., Ltd.                                   9,300            40,746
  Software Research Associates, Inc.                11,400           188,483
  Sogo Medical Co., Ltd.                             8,800           138,008
 *Sokkisha Co., Ltd.                                40,000           118,324
  Somar Corp.                                       22,000            69,332
  Sonton Food Industry Co., Ltd.                    33,000           361,452
  Sorun Corp.                                       51,000           324,196
 #Sotetsu Rosen Co., Ltd.                           44,000           267,179
  Sotoh Co., Ltd.                                   12,000           205,723
  Space Co., Ltd.                                   29,180           287,164
*#SPC Electronics Corp.                             29,000           118,833
  SPK Corp.                                          7,800           115,339
 #SS Pharmaceutical Co., Ltd., Tokyo               248,000         1,734,385
  Star Micronics Co., Ltd.                         112,000           934,041
  Starzen Corp.                                    144,000           363,469
 #Stella Chemifa Corp.                              20,700           397,782
  Subaru Enterprise Co., Ltd.                       36,000           122,600
 #Sugi Pharmacy Co., Ltd.                           33,000         1,123,842
  Sugimoto & Co., Ltd.                              13,500           171,023
 #Sumida Corp.                                      35,849           925,687
  Suminoe Textile Co., Ltd.                        122,000           252,556
*#Sumitomo Coal Mining Co., Ltd.                   281,500           367,912
  Sumitomo Densetsu Co., Ltd.                       50,700           230,207
 #Sumitomo Light Metal Industries,
    Ltd.                                           583,000           928,106
 *Sumitomo Mitsui Construction Co.,
    Ltd.                                           413,600           443,414
  Sumitomo Pipe & Tube Co., Ltd.                    52,000           223,602
  Sumitomo Precision Products Co.,
    Ltd., Amagasaki City                            84,000           299,327
  Sumitomo Seika Chemicals Co.,
    Ltd.                                           125,000           368,748
*#Sumitomo Titanium Corp.                           17,500           987,851
 #Sumitomo Warehouse Co., Ltd.                     292,000         1,427,021
  Sun Wave Corp.                                    80,000           351,262
  Sundrug Co., Ltd.                                  6,400           225,540
  SunTelephone Co., Ltd.                            55,000           319,658
 #Suruga Corp.                                      15,400           296,373
 *Suzutan Co., Ltd.                                 13,200            94,176
  SXL Corp.                                        129,000           233,316
  Sysmex Corp.                                      39,800         1,872,538
 #T.Hasegawa Co., Ltd.                              81,300         1,257,158
  Tabai Espec Corp.                                 41,000           425,006
 #Tachihi Enterprise Co., Ltd.                      27,450         1,078,028
  Tachikawa Corp.                                   32,300           203,563
  Tachi-S Co., Ltd.                                 42,100           625,869
  Tadano, Ltd.                                     260,000         1,181,759
  Taihei Dengyo Kaisha, Ltd.                        70,000   $       378,554
 *Taihei Kogyo Co., Ltd.                           151,000           516,172
 *Taiheiyo Kouhatsu, Inc.                           90,000           117,996
  Taiho Kogyo Co., Ltd.                             42,000           472,892
  Taikisha, Ltd.                                    97,000         1,547,536
  Taisei Lamick Co., Ltd.                           11,300           289,530
  Taisei Rotec Corp.                               140,000           289,015
 #Taito Co., Ltd.                                   70,000           183,095
  Taito Corp.                                          713         1,087,177
  Takada Kiko Co., Ltd.                             31,000           181,190
  Takagi Securities Co., Ltd.                       94,000           279,018
  Takamatsu Corp.                                   37,700         1,281,977
  Takano Co., Ltd.                                  28,700           446,507
 *Takaoka Electric Manufacturing Co.,
    Ltd., Tokyo                                    194,000           323,753
 *Taka-Q Co., Ltd.                                  34,500            76,113
 #Takara Co., Ltd.                                 224,000         1,092,209
  Takara Printing Co., Ltd.                         17,050           156,236
  Takara Standard Co., Ltd.                         46,000           278,863
 *Takarabune Corp.                                  26,000               254
  Takasago International Corp.                     199,000         1,040,711
  Takasago Thermal Engineering Co.,
    Ltd.                                           160,000         1,109,505
  Takashima & Co., Ltd.                             60,000           149,370
  Takigami Steel Construction Co.,
    Ltd.                                            50,000           358,874
  Takiron Co., Ltd.                                147,000           678,672
 #Takuma Co., Ltd.                                 177,000         1,398,140
  Tamura Corp.                                     139,000           583,535
 *Tamura Taiko Holdings, Inc.                      131,000           777,344
  Tanseisha Co., Ltd.                               26,000           109,434
  Tasaki Shinju Co., Ltd.                           53,000           213,894
  Tateho Chemical Industries Co.,
    Ltd.                                            26,500            90,108
  Tatsuta Electric Wire & Cable Co.,
    Ltd.                                           137,000           305,811
  Taya Co., Ltd.                                     5,000            41,778
  Tayca Corp.                                       74,000           216,653
*#TC Properties Co., Ltd.                          579,000                 0
  TCM Corp.                                        146,000           334,636
 *TDF Corp.                                         11,000            42,237
*#Teac Corp.                                       113,000           221,445
  Techno Ryowa, Ltd.                                32,200           189,788
  Tecmo, Ltd.                                       46,600           370,452
 #Teikoku Hormone Manufacturing Co.,
    Ltd.                                            44,000           416,203
 #Teikoku Piston Ring Co., Ltd.                     63,000           610,564
  Teikoku Sen-I Co., Ltd.                           39,000           189,322
  Teikoku Tsushin Kogyo Co., Ltd.                   89,000           385,831
  Tekken Corp.                                     289,000           499,403
  Ten Allied Co., Ltd.                              37,000           151,446
  Tenma Corp.                                       60,300         1,102,268
  Teraoka Seisakusho Co., Ltd.                      29,000           252,139
  Tetra Co., Ltd., Tokyo                            41,000           160,777
 *The Daito Bank, Ltd.                             186,000           318,905
  The Nisshin Oillio Group, Ltd.                   346,000         1,793,887
  Three F Co., Ltd.                                 12,200           100,158
  Tigers Polymer Corp.                              27,000           160,249
*#Titan Kogyo KK                                    36,000            77,265
 #TKC Corp.                                         55,900           880,304
  Toa Corp.                                        392,000           756,839
  Toa Doro Kogyo Co., Ltd.                          92,000           229,475

                                                    SHARES            VALUE+
                                                    ------            ------
  Toa Oil Co., Ltd.                                181,000   $       316,340
 *Toabo Corp.                                       73,000            81,102
 #Toagosei Co., Ltd.                               544,719         1,922,561
 *Tobu Store Co., Ltd.                              71,000           155,353
  TOC Co., Ltd.                                    130,000         1,255,943
 *Tocalo Co., Ltd.                                  14,000           465,912
  Tochigi Bank, Ltd.                               221,000         1,280,020
  Tochigi Fuji Industrial Co., Ltd.                 51,000           166,608
  Toda Kogyo Corp.                                  84,000           340,873
  Todentu Corp.                                     57,000           171,014
  Toei Co., Ltd.                                   281,000         1,432,180
  Toenec Corp.                                     175,000           826,787
  Tohcello Co., Ltd.                                47,000           242,028
  Toho Bank, Ltd.                                  340,000         1,415,181
  Toho Co., Ltd.                                    51,000           440,595
*#Toho Rayon Co., Ltd.                             264,000           796,571
  Toho Real Estate Co., Ltd.                        98,000           392,263
  Toho Titanium Co., Ltd.                           61,000         1,472,353
 #Toho Zinc Co., Ltd.                              241,000           593,420
  Tohoku Bank, Ltd.                                117,000           241,459
  Tohoku Misawa Homes Co., Ltd.                     24,000            72,064
 #Tohoku Pioneer Corp.                              38,000           673,358
  Tohoku Telecommunications
    Construction Co., Ltd.                          33,000           271,618
 *Tohpe Corp.                                       36,000            59,689
  Tohto Suisan Co., Ltd.                            54,000           108,048
  Tokai Carbon Co., Ltd.                           396,000         1,535,002
  Tokai Corp.                                      138,000           549,434
 *Tokai Kanko Co., Ltd.                            333,000            94,034
  Tokai Konetsu Kogyo Co., Ltd.                     15,000            57,795
 *Tokai Lease Co., Ltd.                             18,000            43,952
 #Tokai Pulp & Paper Co., Ltd.                     101,000           351,767
  Tokai Senko KK, Nagoya                            47,000            99,078
  Tokai Tokyo Securities Co., Ltd.                 554,250         1,702,970
  Tokimec, Inc.                                    152,000           324,685
  Toko Electric Corp.                               39,000           266,633
  Toko, Inc.                                       195,000           589,471
  Tokushima Bank, Ltd.                             134,200           915,148
  Tokushu Paper Manufacturing Co.,
    Ltd.                                            94,000           459,618
  Tokyo Biso Kogyo Corp.                            19,000           121,380
  Tokyo Denpa Co., Ltd.                             11,000           134,331
  Tokyo Dome Corp.                                 314,000         1,486,229
  Tokyo Electron Device, Ltd.                          171           462,392
  Tokyo Energy & Systems, Inc.                      61,000           308,370
  Tokyo Kikai Seisakusho, Ltd.                     150,000           443,188
  Tokyo Leasing Co., Ltd.                          130,200         1,609,423
 #Tokyo Nissan Auto Sales Co., Ltd.                 97,000           289,580
  Tokyo Rakutenchi Co., Ltd.                       109,000           449,840
 *Tokyo Rope Manufacturing Co., Ltd.               294,000           552,069
  Tokyo Sangyo Co., Ltd.                            36,500           119,754
  Tokyo Soir Co., Ltd.                              34,000           105,543
*#Tokyo Tekko Co., Ltd.                             85,000           339,126
  Tokyo Theatres Co., Inc., Tokyo                  116,000           160,979
  Tokyo Tomin Bank, Ltd.                            80,500         1,679,749
 #Tokyotokeiba Co., Ltd.                           577,000           963,511
  Tokyu Community Corp.                             26,800           452,856
 #Tokyu Livable Inc.                                31,700         1,064,864
  Tokyu Recreation Corp.                            48,000           268,804
  Tokyu Store Chain Corp.                          175,000           904,537
  Toli Corp.                                       106,000           278,377
  Tomato Bank, Ltd.                                220,000           533,814
  Tomen Electronics Corp.                           15,000   $       793,825
 #Tomoe Corp.                                       65,000           240,815
  Tomoegawa Paper Co., Ltd.                         55,000           182,756
  Tomoku Co., Ltd.                                 177,000           466,488
 #Tomy Co., Ltd.                                    36,900           574,124
  Tonami Transportation Co., Ltd.                  185,000           653,072
  Topcon Corp.                                      93,000         1,280,578
  Topre Corp.                                       98,000           759,400
 #Topy Industries, Ltd.                            444,000         1,671,164
  Torigoe Co., Ltd.                                 35,000           194,810
  Torii Pharmaceutical Co., Ltd.                    58,200         1,275,291
  Torishima Pump Manufacturing Co.,
    Ltd., Osaka                                     47,000           249,559
  Tose Co., Ltd.                                    12,200           192,884
 #Toshiba Ceramics Co., Ltd.                       350,000         1,071,425
  Toshiba Machine Co., Ltd.                        327,000         1,434,250
  Toshiba Plant Kensetsu Co., Ltd.                 186,000           902,395
  Tosho Printing Co., Ltd.                         103,000           356,150
 *Totenko Co., Ltd.                                 35,000            68,705
  Totetsu Kogyo Co., Ltd.                           53,000           227,776
*#Totoku Electric Co., Ltd., Tokyo                  62,000           132,492
 #Tottori Bank, Ltd.                               182,000           634,437
  Touei Housing Corp.                               51,940         1,417,878
  Toukei Computer Co., Ltd.                         14,710           194,430
  Towa Bank, Ltd.                                  485,000         1,155,931
 *Towa Corp.                                        33,000           230,625
  Towa Meccs Corp.                                  75,000            81,984
*#Towa Real Estate Development Co.,
    Ltd.                                            80,000           263,058
*#Toyama Chemicals Co., Ltd.                       377,000         1,391,447
  Toyo Bussan Co., Ltd.                             30,600           264,839
 *Toyo Communication Equipment
    Co., Ltd.                                      108,000           504,986
 *Toyo Construction Co., Ltd.                      471,000           456,567
 #Toyo Corp.                                        65,100           754,576
  Toyo Electric Co., Ltd.                           67,000           191,544
 *Toyo Engineering Corp.                           473,000         1,298,874
 *Toyo Kanetsu KK                                  261,000           410,102
  Toyo Kohan Co., Ltd.                             183,000           758,351
 #Toyo Radiator Co., Ltd.                          146,000           660,438
  Toyo Securities Co., Ltd.                        153,000           584,606
 *Toyo Shutter Co., Ltd.                            77,000           104,998
 *Toyo Sugar Refining Co., Ltd.                     60,000            84,422
  Toyo Tire & Rubber Co., Ltd.                     420,000         1,351,977
  Toyo Wharf & Warehouse Co., Ltd.                 150,000           319,046
 #Trans Cosmos, Inc.                                48,300         1,655,581
  Trusco Nakayama Corp.                             62,100           930,720
  Tsubaki Nakashima Co., Ltd.                      101,500         1,259,293
  Tsubakimoto Chain Co.                            390,000         1,505,342
  Tsubakimoto Kogyo Co., Ltd.                       44,000           111,356
 #Tsudakoma Corp.                                  124,000           338,669
 #Tsugami Corp.                                    165,000           512,553
  Tsukamoto Co., Ltd.                               44,000            86,641
  Tsukishima Kikai Co., Ltd.                        78,000           602,199
  Tsurumi Manufacturing Co., Ltd.                   44,000           348,092
  Tsutsumi Jewelry Co., Ltd.                        37,700         1,101,310
  Tsutsunaka Plastic Industry Co.,
    Ltd.                                            73,000           354,038
  Tsuzuki Denki Co., Ltd.                           36,000           137,468
  Tsuzuki Densan Co., Ltd.                          14,200            72,740
  TYK Corp.                                         67,000           179,383
  U.Store Co., Ltd.                                 55,600           560,684

                                                    SHARES            VALUE+
                                                    ------            ------
  Ube Material Industries, Ltd.                    144,000   $       378,642
  Uchida Yoko Co., Ltd.                            101,000           435,912
  Ueki Corp.                                        47,000           126,946
 #Unicafe, Inc.                                     10,360           160,935
  Unimat Offisco Corp.                              37,500           456,261
 #Union Tool Co.                                    44,800         1,582,988
*#Unitika, Ltd.                                    961,000         1,042,952
  U-Shin, Ltd.                                      40,000           292,362
  Utoc Corp.                                        68,000           179,743
  Valor Co., Ltd.                                   32,000           677,236
  Vital-Net, Inc.                                   72,100           537,595
 #Wakachiku Construction Co., Ltd.                 251,000           622,774
  Wakamoto Pharmaceutical Co.,
    Ltd.                                            48,000           153,951
  Wakodo Co., Ltd.                                   4,600           171,062
  Warabeya Nichiyo Co., Ltd.                        24,860           495,017
  Watabe Wedding Corp.                              13,200           306,436
 #Watami Food Service Co., Ltd.                     72,200           618,178
  Weathernews, Inc.                                 15,800           112,081
 *Wondertable, Ltd.                                  8,000            10,435
  Wood One Co., Ltd.                                94,000           749,546
  Xebio Co., Ltd.                                   21,100           656,653
  XNET Corp.                                            57           156,380
  Yahagi Construction Co., Ltd.                     75,000           296,139
  Yaizu Suisankagaku Industry Co.,
    Ltd.                                            20,100           198,318
  Yamagata Bank, Ltd.                              329,000         1,588,307
  Yamaichi Electronics Co., Ltd.                    28,400           327,438
  Yamamura Glass Co., Ltd.                         212,000           533,025
  Yamatake Corp.                                   144,000         1,635,251
 *Yamatane Corp.                                   175,000           253,511
  Yamato Corp.                                      36,000           238,828
  Yamato International, Inc.                        43,000           253,862
  Yamato Kogyo Co., Ltd.                           118,000         1,518,458
  Yamaura Corp.                                     19,000            49,540
  Yamazen Co., Ltd.                                160,000           486,711
  Yaoko Co., Ltd.                                   36,800           765,371
  Yaskawa Information Systems
    Corp.                                           11,700           106,998
  Yasuda Warehouse Co., Ltd.                        61,000           376,467
  Ye Data, Inc.                                     25,000            75,904
  Yellow Hat, Ltd., Tokyo                           39,600           332,867
  Yodogawa Steel Works, Ltd.                       338,000         1,637,418
  Yokogawa Bridge Corp.                             74,400           482,215
 #Yokohama Reito Co., Ltd.                          80,000           540,926
  Yokowo Co., Ltd.                                  38,000           464,163
  Yomeishu Seizo Co., Ltd.                          60,000           472,046
  Yomiuri Land Co., Ltd.                           157,000           511,393
  Yondenko Corp.                                    63,800           340,238
  Yonekyu Corp.                                     51,000           568,965
  Yonex Co., Ltd.                                   41,000           327,466
  Yorozu Corp.                                      34,100           278,564
  Yoshimoto Kogyo Co., Ltd.                         60,000           587,007
  Yuasa Funashoku Co., Ltd.                         69,000           158,511
 *Yuasa Trading Co., Ltd.                          327,000           552,281
 *Yuken Kogyo Co., Ltd.                             83,000           246,186
  Yuki Gosei Kogyo Co., Ltd.                        31,000           107,114
 #Yukiguni Maitake Co., Ltd.                        46,280           254,188
  Yuraku Real Estate Co., Ltd.                      95,000           355,062
  Yurtec Corp.                                     148,000   $       790,787
 #Yushin Precision Equipment Co.,
    Ltd.                                            25,740           430,845
  Yushiro Chemical Industry Co., Ltd.               28,000           476,335
 *Z- Plus Holdings Co., Ltd.                        52,000           138,538
  Zenrin Co., Ltd.                                  70,500           896,192
 #Zensho Co., Ltd.                                  26,700           776,585
 #Zeria Pharmacetical Co., Ltd.                     81,000           861,335
 #Zuken, Inc.                                       51,100           492,738
                                                             ---------------
 TOTAL COMMON STOCKS
    (Cost $666,159,956)                                          670,801,892
                                                             ---------------
 INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
    (Cost $7,009,036)                                              7,049,961
                                                             ---------------
 RIGHTS/WARRANTS -- (0.0%)
  *BSL Corp. Bonus Warrants 01/31/05                42,190                 0
  *Kanematsu Corp. Warrants 03/31/06                20,125                 0
                                                             ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                              0
                                                             ---------------
 TOTAL -- JAPAN
    (Cost $673,168,992)                                          677,851,853
                                                             ---------------

                                                FACE
                                               AMOUNT
                                               ------
                                                (000)
 TEMPORARY CASH
   INVESTMENTS -- (20.0%)
  Repurchase Agreement, Merrill
    Lynch, Deutsche Bank Securities &
    Mizuho Securities USA 2.27%,
    01/03/05 (Collateralized by
    $263,030,995 U.S. Treasury
    Obligations, maturities ranging from
    04/14/05 to 11/01/24, valued at
    $163,480,855) to be repurchased
    at $162,303,633
    (Cost $162,278,520)^                    $      162,279       162,278,520
  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.99%, 01/04/05
    (Collateralized by $6,966,000
    FNMA Notes 2.95%, 11/14/07,
    valued at $6,992,123) to be
    repurchased at $6,889,904
    (Cost $6,888,000)                                6,888         6,888,000
                                                             ---------------
 TOTAL TEMPORARY CASH
    INVESTMENTS
    (Cost $169,166,520)                                          169,166,520
                                                             ---------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $842,335,512)++                                    $   847,018,373
                                                             ===============

----------
+    Securities have been fair valued. See Note B to Financial Statements.
^    Security purchased with cash proceeds from securities on loan.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
++   The cost for federal income tax purposes is $845,522,862.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                                                                  PERCENTAGE
                                                                       SHARES           VALUE+  OF NET ASSETS**
                                                                  -----------     ------------  ---------------
AUSTRALIA--(42.8%)
COMMON STOCKS--(41.6%)
 #ABB Grain, Ltd.                                                     299,284     $  1,562,941            0.5%
  Adelaide Bank, Ltd.                                                 204,732        1,689,362            0.5%
  Adelaide Brighton, Ltd.                                           1,091,645        1,460,540            0.5%
#*Austar United Communications, Ltd.                                2,549,436        1,898,102            0.6%
  Australian Pharmaceutical Industries, Ltd.                          557,150        1,584,456            0.5%
  Australian Pipeline Trust                                           608,567        1,565,713            0.5%
 #Bank of Queensland, Ltd.                                            221,092        1,921,871            0.6%
  Bendigo Bank, Ltd.                                                  288,430        2,275,562            0.7%
  Centennial Coal, Ltd.                                               464,685        1,490,818            0.5%
 #Coates Hire, Ltd.                                                   442,175        1,521,725            0.5%
  Cochlear, Ltd.                                                      118,350        2,345,132            0.7%
  Corporate Express Australia, Ltd.                                   393,012        1,845,308            0.6%
 #DCA Group, Ltd.                                                     509,294        1,439,673            0.5%
  Downer Group, Ltd.                                                  612,361        2,275,895            0.7%
 #Envestra, Ltd.                                                    1,666,200        1,437,983            0.5%
  Futuris Corp., Ltd.                                               1,236,179        2,096,456            0.7%
 #Great Southern Plantations, Ltd.                                    528,949        1,750,604            0.6%
 #Gunns, Ltd.                                                         602,832        2,239,933            0.7%
  GWA International, Ltd.                                             560,826        1,383,601            0.4%
#*Hardman Resources NL                                              1,396,517        1,715,436            0.5%
  Iluka Resources, Ltd.                                               398,111        1,964,947            0.6%
  Incitec Pivot, Ltd.                                                  79,255        1,330,442            0.4%
 #Jones (David), Ltd.                                                 885,842        1,540,288            0.5%
  Macquarie Goodman Management, Ltd.                                  558,456        1,799,859            0.6%
  McGuigan Simeon Wines, Ltd.                                         291,513        1,293,891            0.4%
 *Minara Resources, Ltd.                                              947,523        1,377,033            0.4%
  Nufarm, Ltd.                                                        287,774        2,033,494            0.6%
 *Oxiana, Ltd.                                                      2,414,307        1,875,327            0.6%
  Primary Health Care, Ltd.                                           225,462        1,421,396            0.5%
  Ramsay Health Care, Ltd.                                            272,436        1,525,836            0.5%
  Reece Australia, Ltd.                                               199,854        2,118,876            0.7%
 #Seven Network, Ltd.                                                 354,582        1,785,679            0.6%
  SFE Corp., Ltd.                                                     291,718        2,012,374            0.6%
  Sigma Co., Ltd.                                                     306,816        2,242,844            0.7%
  Sims Group, Ltd.                                                    150,718        2,106,549            0.7%
  Smorgon Steel Group, Ltd.                                         1,772,887        1,682,423            0.5%
 #Southern Cross Broadcasting (Australia), Ltd.                       133,970        1,620,320            0.5%
 #Spotless Group, Ltd.                                                456,689        1,856,959            0.6%
  Transfield Services, Ltd.                                           313,266        1,663,006            0.5%
  Worley Group, Ltd.                                                  332,400        1,480,000            0.5%
  Other Securities                                                                  83,830,609           26.3%
                                                                                  ------------  -------------
 TOTAL COMMON STOCKS
   (Cost $118,795,857)                                                             154,063,263           48.6%
                                                                                  ------------  -------------
 INVESTMENT IN CURRENCY -- (1.1%)
 *Australian Dollar
  (Cost $3,895,355)                                                                  3,974,534            1.2%
                                                                                  ------------  -------------
 PREFERRED STOCKS -- (0.1%)
   Other Securities                                                                    221,105            0.1%
                                                                                  ------------  -------------
 TOTAL PREFERRED STOCKS
   (Cost $203,292)                                                                     221,105            0.1%
                                                                                  ------------  -------------

                                                                                                  PERCENTAGE
                                                                       SHARES           VALUE+  OF NET ASSETS**
                                                                  -----------     ------------  ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $48,270)                                                                 $      9,351            0.0%
                                                                                  ------------  -------------
 TOTAL -- AUSTRALIA
   (Cost $122,942,774)                                                             158,268,253           49.9%
                                                                                  ------------  -------------
 HONG KONG -- (23.4%)
 COMMON STOCKS -- (22.9%)
   K. Wah Construction Materials, Ltd.                              2,455,075        1,855,182            0.6%
   Other Securities                                                                 83,122,485           26.2%
                                                                                  ------------  -------------
 TOTAL COMMON STOCKS
   (Cost $96,080,169)                                                               84,977,667           26.8%
                                                                                  ------------  -------------
 INVESTMENT IN CURRENCY -- (0.5%)
 *Hong Kong Dollars
   (Cost $1,679,338)                                                                 1,680,053            0.5%
                                                                                  ------------  -------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                            34,298            0.0%
                                                                                  ------------  -------------
 TOTAL  HONG KONG
   (Cost $97,759,507)                                                               86,692,018           27.3%
                                                                                  ------------  -------------
 SINGAPORE -- (14.3%)
 COMMON STOCKS -- (14.3%)
   Chuan Hup Holdings, Ltd.                                         4,385,000        1,749,512            0.6%
  #Jaya Holdings, Ltd.                                              2,733,000        1,710,956            0.5%
   MCL Land, Ltd.                                                   1,427,000        1,322,642            0.4%
   Straits Trading Co., Ltd.                                        1,117,200        1,450,843            0.5%
   Other Securities                                                                 46,689,603           14.7%
                                                                                  ------------  -------------
 TOTAL COMMON STOCKS
   (Cost $56,843,330)                                                               52,923,556           16.7%
                                                                                  ------------  -------------
 INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
   (Cost $14,680)                                                                       14,761            0.0%
                                                                                  ------------  -------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                               769            0.0%
                                                                                  ------------  -------------
 TOTAL -- SINGAPORE
   (Cost $56,858,010)                                                               52,939,086           16.7%
                                                                                  ------------  -------------
 NEW ZEALAND -- (6.0%)
 COMMON STOCKS -- (6.0%)
   New Zealand Refining Co., Ltd.                                      84,779        1,953,032            0.6%
   Port of Tauranga, Ltd.                                             541,952        2,183,143            0.7%
  #Sanford, Ltd.                                                      418,047        1,361,334            0.4%
   Steel & Tube Holdings, Ltd.                                        379,638        1,301,327            0.4%
   Waste Management NZ, Ltd.                                          430,471        1,760,213            0.6%
   Other Securities                                                                 13,527,189            4.3%
                                                                                  ------------  -------------
 TOTAL -- NEW ZEALAND
   (Cost $11,977,485)                                                               22,086,238            7.0%
                                                                                  ------------  -------------

                                                                                                   PERCENTAGE
                                                                        SHARES           VALUE+  OF NET ASSETS**
                                                                   -----------     ------------  ---------------
 MALAYSIA--(0.0%)
 COMMON STOCKS--(0.0%)
   Other Securities                                                                $    100,014            0.1%
                                                                                   ------------  -------------
 TOTAL COMMON STOCKS
   (Cost $983,525)                                                                      100,014            0.1%
                                                                                   ------------  -------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $229,462)                                                                       52,351            0.0%
                                                                                   ------------  -------------
 TOTAL -- MALAYSIA
   (Cost $1,212,987)                                                                    152,365            0.1%
                                                                                   ------------  -------------
 UNITED STATES -- (0.0%)
 COMMON STOCKS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                  0            0.0%
                                                                                   ------------  -------------

                                                                       FACE
                                                                      AMOUNT
                                                                   -----------
                                                                       (000)
TEMPORARY CASH INVESTMENTS--(13.5%)
  Repurchase Agreement, Deutsche Bank Securities 1.63%, 01/03/05
  (Collateralized by $36,554,955 U.S. Treasury Note 07/15/12,
  valued at $43,304,778) to be repurchased at $43,308,699
  (Cost $43,302,817)^                                              $    43,303       43,302,817           13.7%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.97%, 01/03/05
  (Collateralized by $6,899,000 FNMA Notes 2.95%, 11/14/07,
  valued at $6,924,871) to be repurchased at $6,823,120
  (Cost $6,822,000)                                                      6,822        6,822,000            2.1%
                                                                                  -------------  -------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $50,124,817)                                                                 50,124,817           15.8%
                                                                                  -------------  -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $340,875,580)++                                                           $ 370,262,777          116.7%
                                                                                  =============  =============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $340,925,466.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ** This is calculated as a percentage of total net assets. The percentages shown paranthetically next to category headings have been calculated as a percentage of total investments.
  ^ Security purchased with cash proceeds from securities on loan. "Other Securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                     SHARES            VALUE+
                                             --------------   ---------------
 UNITED KINGDOM -- (98.3%)
 COMMON STOCKS -- (97.3%)
 4imprint P.L.C.                                     50,375   $       183,931
 600 Group P.L.C.                                   108,596           135,428
 Abacus Group P.L.C.                                 77,082           333,080
 Abbeycrest P.L.C.                                   42,590            48,863
 Abbot Group P.L.C.                                 303,828         1,245,222
 Aberdeen Asset Management P.L.C.                   420,124           962,471
 Acal P.L.C.                                         37,689           259,821
*Acambis P.L.C.                                     159,373           766,142
 AEA Technology P.L.C.                               95,244           289,361
 AGA Food Service Group P.L.C.                      240,026         1,261,959
 Aggreko P.L.C.                                     439,570         1,414,178
 Air Partner P.L.C.                                  15,611           144,227
*Airflow Streamlines P.L.C.                          20,500            23,024
 Airsprung Furniture Group P.L.C.                    58,000            46,212
 Alba P.L.C.                                        105,025         1,286,826
 Alexandra P.L.C.                                    86,243           170,829
 Alexon Group P.L.C.                                116,632           693,761
*Alizyme P.L.C.                                     269,834           757,619
 Alpha Airports Group P.L.C.                        392,541           670,880
 Alphameric P.L.C.                                  172,688           264,773
*Alterian P.L.C.                                     68,403           134,322
 Alumasc Group P.L.C.                               100,245           310,556
*Amberley Group P.L.C.                              200,000            44,394
 Amec P.L.C.                                         49,000           279,265
 Amstrad P.L.C.                                     149,652           470,867
*Anglesey Mining P.L.C.                              55,000             4,224
 Anglo Eastern Plantations P.L.C.                    87,249           274,911
 Anglo Pacific Group P.L.C.                         176,189           353,690
*Anite Group P.L.C.                                 661,569           720,401
*Antisoma P.L.C.                                    389,246           121,629
*API Group P.L.C.                                    64,073           140,124
*Applied Optical Technologies P.L.C.                 75,383            33,853
*ARC International P.L.C.                           228,396           168,104
*Arena Leisure P.L.C.                             1,136,685           790,159
*Argonaut Games, Ltd.                               100,000             6,000
 Arla Foods UK P.L.C.                             1,658,226         1,889,028
 Arm Holdings P.L.C.                                127,000           267,033
 Arriva P.L.C.                                      129,697         1,343,608
*Ashtead Group P.L.C.                               596,294           882,841
 Ashtenne Holdings P.L.C.                            51,168           425,589
*Aston Villa P.L.C.                                  12,961            88,237
 Atkins (WS) P.L.C.                                 175,756         2,409,064
 Atrium Underwriting P.L.C.                          88,040           329,100
 Austin Reed Group P.L.C.                            68,999           171,241
 Autologic Holdings P.L.C.                           82,734           413,463
*Autonomy Corp. P.L.C.                              188,658           608,113
 Avesco P.L.C.                                       29,998            54,153
 Aveva Group P.L.C.                                  39,666           501,868
 Avis Europe P.L.C.                               1,767,228         1,825,507
 Avon Rubber P.L.C.                                  47,912           186,068
 AWG P.L.C.                                          16,000           251,722
*Axis-Shield P.L.C.                                  68,430           319,676
 Axon Group P.L.C.                                   88,403           251,400
 Babcock International Group P.L.C.                 399,558         1,046,246
 Baggeridge Brick P.L.C.                             98,000           294,790
*Bailey (C.H.) P.L.C.                               109,500   $        35,379
*Bailey (C.H.) P.L.C. Class B                        10,000            20,159
*Baltimore Technologies P.L.C.                          485            17,028
 Barr (A.G.) P.L.C.                                  43,000           661,942
 Beale P.L.C.                                        22,161            31,353
 Beattie (James) P.L.C.                             132,247           325,927
*Bede P.L.C.                                        105,978            76,922
 Belhaven Brewery Group P.L.C.                       42,948           348,795
 Bellway P.L.C.                                     127,364         1,991,507
 Ben Bailey P.L.C.                                   26,000           211,119
 Bespak P.L.C.                                       55,918           562,187
*Biocompatibles International P.L.C.                 54,080           241,843
*Bioquell P.L.C.                                     50,194           144,719
 Biotrace International P.L.C.                       75,000           113,477
 Birse Group P.L.C.                                 421,901           111,022
 Black Arrow Group P.L.C.                            56,500            68,881
 Blacks Leisure Group P.L.C.                         68,332           625,665
 Bloomsbury Publishing P.L.C.                       120,280           699,119
*BNB Resources P.L.C.                                89,395            21,769
 Body Shop International P.L.C.                     583,233         1,792,613
 Bodycote International P.L.C.                      636,369         1,993,950
 Boot (Henry) P.L.C.                                 71,794           582,429
 Bovis Homes Group P.L.C.                           246,887         2,746,236
 BPP Holdings P.L.C.                                106,500           723,782
*Bradstock Group P.L.C.                               5,200             4,393
 Braemar Seascope Group P.L.C.                       32,643           251,023
 Brammer P.L.C.                                     119,123           353,528
 Brandon Hire P.L.C.                                 51,098           148,481
 Brewin Dolphin Holdings P.L.C.                     378,661           794,461
 Bristol Water Group P.L.C.                          35,257           351,723
 Britannic P.L.C.                                   261,455         2,287,374
 British Polythene Industries P.L.C.                 56,740           347,049
 British Vita P.L.C.                                409,272         2,121,138
 Brixton P.L.C.                                     296,900         1,998,913
 Broadcastle P.L.C.                                  74,468           121,277
*Brown & Jackson P.L.C.                             748,566           905,214
 Brown (N) Group P.L.C.                             562,850         1,294,815
 BSS Group P.L.C.                                    47,905           880,047
*BTG P.L.C.                                         284,452           448,644
 Burtonwood Brewery P.L.C.                           38,000           417,445
 Business Post Group P.L.C.                         157,099         1,877,498
 BWD Securities P.L.C.                               40,834           391,986
 Caffyns P.L.C.                                       6,000            96,702
*Cambridge Antibody Technology
   Group P.L.C.                                      71,681           997,048
 Capital & Regional P.L.C.                          113,078         1,506,347
 Capital Radio P.L.C.                               117,032           987,803
 Carclo P.L.C.                                      100,463            98,664
 Care UK P.L.C.                                      94,828           701,306
 Carillion P.L.C.                                   384,755         1,674,318
*Carlisle Holdings, Ltd.                              8,709            58,113
 Carpetright P.L.C.                                 125,839         2,751,466
 Carr's Milling Industries P.L.C.                    19,000           184,648
 Castings P.L.C.                                     79,000           260,588
*Celtic P.L.C.                                       40,759            41,782
*Cenes Pharmaceuticals P.L.C.                       238,890            35,008
 Chamberlin & Hill P.L.C.                            18,000            70,704

                                                     SHARES            VALUE+
                                             --------------   ---------------
 Chapelthorpe P.L.C.                                646,612   $       244,856
 Character Group P.L.C.                              97,314           129,481
 Charles Taylor Consulting P.L.C.                    67,918           304,779
*Charter P.L.C.                                     270,422         1,206,093
*Che Group P.L.C.                                    51,533            42,049
 Chemring Group P.L.C.                               51,708           432,918
 Chesnara P.L.C.                                     92,900           191,736
*Chime Communications P.L.C.                        354,020           190,151
 Chloride Group P.L.C.                              485,500           465,127
 Christie Group P.L.C.                               53,263           100,882
 Chrysalis Group P.L.C.                             328,544         1,172,401
 Churchill China P.L.C.                              30,000           121,586
 City North Group P.L.C.                             33,044           146,116
 City Restaurant Group P.L.C.                       366,606           817,636
 Clarkson (Horace) P.L.C.                            44,733           619,291
*Clinical Computing P.L.C.                           46,666            29,005
 Clinton Cards P.L.C.                               433,380           815,664
*CLS Holdings P.L.C.                                166,734         1,299,260
 CML Microsystems P.L.C.                             28,361           197,557
 Colefax Group P.L.C.                                60,000           115,194
 Collins Stewart Tullett P.L.C.                     137,946         1,045,853
*Colt Telecom Group P.L.C.                        2,574,360         2,321,314
 Comino Group P.L.C.                                 26,120           109,891
 Communisis P.L.C.                                  237,134           532,993
 Compel Group P.L.C.                                 48,999            85,653
 Computacenter P.L.C.                               452,614         2,525,150
*Cookson Group P.L.C.                             2,842,939         1,933,280
 Coral Products P.L.C.                               50,000            31,678
 Corin Group P.L.C.                                  73,178           437,368
*Corporate Services Group P.L.C.                  1,704,859           332,539
 Cosalt P.L.C.                                       30,700           208,076
*Costain Group P.L.C.                             1,176,378         1,049,507
 Country & Metropolitan P.L.C.                       45,039           167,140
 Countryside Property P.L.C.                        124,717           680,475
 Countrywide P.L.C.                                 185,800         1,159,332
 Courts P.L.C.                                      110,722             3,189
 Cox Insurance Holdings P.L.C.                      609,714         1,066,025
 Cranswick P.L.C.                                    64,465           632,528
 Crest Nicholson P.L.C.                             267,250         1,878,298
 Creston P.L.C.                                      28,278            74,384
 Croda International P.L.C.                         241,773         1,487,445
 Cropper (James) P.L.C.                              22,000            66,570
 Daejan Holdings P.L.C.                              25,000         1,316,690
 Dairy Crest Group P.L.C.                           230,217         1,771,192
*Dana Petroleum P.L.C.                              152,320         1,220,136
*Danka Business Systems P.L.C.                      367,079           268,926
 Dart Group P.L.C.                                   74,000           565,465
*Datamonitor P.L.C.                                  98,643           239,725
 Davis Service Group P.L.C.                         227,016         1,785,783
 Dawson Holdings P.L.C.                             122,588           393,609
*Dawson International P.L.C.                        100,688            18,705
 De La Rue P.L.C.                                   353,147         2,349,284
 Dechra Pharmaceiticals P.L.C.                       95,288           333,619
 Dee Valley Group P.L.C.                              4,214            62,022
 Delta P.L.C.                                       289,145           557,012
 Deltron Electronics P.L.C.                          81,080           131,956
*Densitron International P.L.C.                      74,175            20,939
 Derwent Valley Holdings P.L.C.                     109,697         2,365,294
 Detica Group P.L.C.                                 32,953           487,127
 Development Securities P.L.C.                       57,390           485,288
 DeVere Group P.L.C.                                167,828         1,511,262
 Devro P.L.C.                                       229,507           550,498
 Dewhurst P.L.C.                                      9,000   $        25,746
 Dewhurst P.L.C. Class A Non-Voting                  15,500            38,240
 Dicom Group P.L.C.                                  38,035           598,067
*Dimension Data Holdings P.L.C.                     939,000           683,998
 Diploma P.L.C.                                      44,847           549,386
 Domestic & General Group P.L.C.                     66,440           851,453
 Domino Printing Sciences P.L.C.                    355,935         1,748,726
 Domnick Hunter Group P.L.C.                         51,942           409,639
*Dowding & Mills P.L.C.                             336,440            75,696
 DRS Data Research Services P.L.C.                   26,825            21,083
 DTZ Holdings P.L.C.                                114,500           437,464
*Durlacher Corp. P.L.C.                              15,272            24,910
 Dyson Group P.L.C.                                  44,875           291,867
 East Surrey Holdings P.L.C.                        234,414         1,865,801
*Easyjet P.L.C.                                   1,068,671         3,855,899
*Easynet Group P.L.C.                               179,628           359,837
*Easyscreen P.L.C.                                   72,275            20,828
*Ebookers P.L.C.                                    109,492           656,188
*Edinburgh Oil & Gas P.L.C.                          68,779           263,925
*Eidos P.L.C.                                       200,222           308,237
 Eleco P.L.C.                                       104,685            59,570
 Electronic Data Processing P.L.C.                   55,200            78,734
*Elementis P.L.C.                                   817,661           450,654
*Emerald Energy P.L.C.                               72,830           203,763
*Emess P.L.C.                                       412,228            60,347
 Ennstone P.L.C.                                    522,823           367,681
*Enodis P.L.C.                                      697,397         1,477,565
*Entertainment Rights P.L.C.                        633,958           170,991
 Erinaceous Group P.L.C.                             54,863           206,277
*Eurodis Electron P.L.C.                          1,230,802            40,668
 Euromoney Institutional Investors
   P.L.C.                                           205,774         1,651,581
*European Colour P.L.C.                              82,090            28,763
 European Motor Holdings P.L.C.                     118,325           484,815
 Expro International Group P.L.C.                   117,277           806,098
 Fenner P.L.C.                                      198,580           457,104
*Ferguson International Holdings
   P.L.C.                                            89,105            41,057
 Ferraris Group P.L.C.                               63,540           134,268
*Fibernet Group P.L.C.                               86,796           144,794
*FII Group P.L.C.                                    41,166             5,335
 Filtronic P.L.C.                                   117,386           449,012
*Financial Objects P.L.C.                             7,000             6,878
 Findel P.L.C.                                      142,288         1,295,155
 First Choice Holidays P.L.C.                       862,478         2,544,026
 First Technology P.L.C.                            132,722           982,629
 Fisher (James) & Sons P.L.C.                        89,846           510,873
 FKI P.L.C.                                       1,185,238         2,643,590
 Forminster P.L.C.                                   43,333            14,559
 Forth Ports P.L.C.                                 142,983         3,694,522
 Fortress Holdings P.L.C.                           120,728            66,638
*Fortune Oil P.L.C.                               3,248,130           565,396
 Freeport P.L.C.                                     53,348           404,779
 French Connection Group P.L.C.                     284,510         1,338,017
 Fuller, Smith & Turner P.L.C. Series A              20,000           288,293
 Fulmar P.L.C.                                      107,500           167,535
 Future Network P.L.C.                              456,752           647,747
 Galliford Try P.L.C.                               517,870           508,944
 Game Group P.L.C.                                  595,222           692,396
 Games Workshop Group P.L.C.                         47,845           810,017
*Garton Engineering P.L.C.                           10,248                 0
*Gaskell P.L.C.                                      36,000             6,197

                                                     SHARES            VALUE+
                                             --------------   ---------------
 GB Group P.L.C.                                    250,000   $       121,055
 Geest P.L.C.                                       146,247         1,786,126
*Genetix Group P.L.C.                                92,497            82,699
 Get Group P.L.C.                                    20,485            99,175
 Gibbs & Dandy P.L.C.                                13,681           100,221
 Gleeson (M.J.) Group P.L.C.                        112,355           465,515
*Global Natural Energy P.L.C.                        11,004            40,204
*Glotel P.L.C.                                       49,741            97,380
 Go-Ahead Group P.L.C.                               93,733         2,791,668
 Goldshield Group P.L.C.                             50,190           241,340
 Gowrings P.L.C.                                      5,000             9,935
 Grainger Trust, Ltd.                                48,556         1,791,804
 Great Portland Estates P.L.C.                      307,973         1,939,514
 Greene King P.L.C.                                  92,950         2,379,988
*Greenwich Resources P.L.C.                         438,664            23,581
 Greggs P.L.C.                                       26,000         1,825,409
*Gresham Computing P.L.C.                           106,850           567,076
 Group 4 Securicor P.L.C.                            88,013           236,567
 Guiness Peat Group P.L.C.                        1,137,590         1,731,347
 GWR Group P.L.C.                                   225,354         1,103,969
*Gyrus Group P.L.C.                                 162,453           696,662
 Halma P.L.C.                                       702,836         2,155,921
 Halstead (James) Group P.L.C.                       52,208           526,687
*Hampson Industries P.L.C.                          343,858           183,176
*Hampton Trust P.L.C.                               232,050             6,126
 Hardy Underwriting Group P.L.C.                     46,683           209,209
 Hardys & Hansons P.L.C.                             48,000           510,389
*Harvey Nash Group P.L.C.                           183,750           318,398
 Havelock Europa P.L.C.                              41,516           111,543
*Hawtin P.L.C.                                      196,500            53,612
 Haynes Publishing Group P.L.C.                      14,703           103,417
 Headlam Group P.L.C.                               152,974         1,217,938
 Heath (Samuel) & Sons P.L.C.                         7,500            66,237
 Helical Bar P.L.C.                                  28,750           660,945
 Helphire Group P.L.C.                              193,406           763,393
*Heywood Williams Group P.L.C.                      140,400           255,080
 Highbury House Communications
   P.L.C.                                           439,166            59,079
 Highway Insurance Holdings P.L.C.                  467,933           300,015
 Hill & Smith Holdings P.L.C.                       108,912           250,466
 Hiscox P.L.C.                                      419,927         1,339,857
 Hit Entertainment P.L.C.                           273,440         1,435,365
 Hitachi Capital (UK) P.L.C.                        124,239           568,293
 Holidaybreak P.L.C.                                 92,974         1,094,404
 Homeserve P.L.C.                                   107,822         1,575,241
*Homestyle Group P.L.C.                             114,097           281,615
 Hornby P.L.C.                                       63,124           316,890
 House of Fraser P.L.C.                             427,439           953,949
 Hunting P.L.C.                                     223,174           781,596
 Huntleigh Technology P.L.C.                         90,597           755,381
 Huntsworth P.L.C.                                  480,401           201,679
 Hyder Consulting P.L.C.                             16,308            52,447
*Hydro International P.L.C.                          17,669            39,765
*IAF Group P.L.C.                                    30,000             9,503
 ICM Computer Group P.L.C.                           37,114           290,293
 IFX Group P.L.C.                                    34,486            65,036
*Imagination Technologies Group
   P.L.C.                                           266,048           328,198
*IMS Group P.L.C.                                    75,000             6,480
 Incepta Group P.L.C.                               280,643           414,588
 Incisive Media P.L.C.                              137,054           389,419
 Independent Media Distribution P.L.C.               21,621            27,201
*Industrial & Commercial Holdings
   P.L.C.                                             5,000   $           144
 Infast Group P.L.C.                                301,224           108,566
*Intec Telecom Systems P.L.C.                       654,113           793,689
 Intelek P.L.C.                                      99,880            22,313
 Intertek Group P.L.C.                               70,100           946,936
 Intserve P.L.C.                                    196,439         1,287,582
*Invensys P.L.C.                                  5,864,457         1,743,157
 Inveresk P.L.C.                                    150,000            40,200
 ISIS Asset Management P.L.C.                       268,751         1,270,091
 Isoft Group P.L.C.                                 210,764         1,396,295
 Isotron P.L.C.                                      50,325           492,305
 Ite Group P.L.C.                                   518,511           858,139
 Itnet P.L.C.                                       115,160           719,980
*Itouch International P.L.C.                        825,843           519,033
*Jarvis Porter Group P.L.C.                          99,894            18,699
 JJB Sports P.L.C.                                  448,783         1,523,537
 JKX Oil and Gas P.L.C.                             264,746           586,825
 John David Group P.L.C.                            114,500           456,593
 Johnson Service Group P.L.C.                       125,535         1,003,236
*Kalamazoo Computer Group P.L.C.                     56,120             1,886
 KBC Advanced Technologies P.L.C.                    68,734            49,351
 Keller Group P.L.C.                                125,955           579,406
 Kensington Group P.L.C.                             98,187           897,568
*Kewill Systems P.L.C.                              155,642           170,889
 Kidde P.L.C.                                       232,000           741,856
 Kier Group P.L.C.                                   64,962           875,930
 Kiln P.L.C.                                        383,129           561,897
 Kingston Communications P.L.C.                     850,036         1,015,143
 Kleeneze P.L.C.                                    109,256           325,129
*Knowledge Support Systems Group
   P.L.C.                                            25,000               384
 La Fitness P.L.C.                                   53,738           253,867
 Laing (John) P.L.C.                                364,697         1,731,568
 Laird Group P.L.C.                                 324,279         2,035,628
 Lambert Howarth Group P.L.C.                        43,203           248,873
*Lastminute.com P.L.C.                              504,477         1,169,011
 Latchways P.L.C.                                    15,838           134,467
*Laura Ashley Holdings P.L.C.                     2,505,661           589,796
 Lavendon Group P.L.C.                               61,795           132,898
 Lincat Group P.L.C.                                 19,000           150,155
 Linton Park P.L.C.                                  39,000           291,584
 Linx Printing Technologies P.L.C.                   27,000           282,337
 Litho Supplies P.L.C.                               20,000            18,435
*London Clubs International P.L.C.                  332,581           811,970
 London Industrial P.L.C.                            35,103         1,468,769
 London Merchant Securities P.L.C.                  675,592         2,916,512
 London Scottish Bank P.L.C.                        263,000           627,502
 Lookers P.L.C.                                      63,057           395,717
*Lorien P.L.C.                                       60,000            60,477
 Low & Bonar P.L.C.                                 166,108           382,906
 Luminar P.L.C.                                     140,721         1,506,161
 Lupus Capital P.L.C.                               354,881           105,596
*M.L. Laboratories P.L.C.                           377,657           121,037
 Macfarlane Group P.L.C.                            228,287           130,742
 Macro 4 P.L.C.                                      42,500           149,157
 Maiden Group P.L.C.                                 16,800            73,387
 Mallett P.L.C.                                      24,837           136,157
 Management Consulting Group P.L.C.                 331,679           308,756
 Manchester United P.L.C.                           609,642         3,260,650
 Manganese Bronze Holdings P.L.C.                    32,184           114,622
 Marchpole Holdings P.L.C.                          218,616           122,303

                                                     SHARES            VALUE+
                                             --------------   ---------------
 Marlborough Stirling P.L.C.                        408,654   $       277,642
 Marshalls P.L.C.                                   223,538         1,274,637
*Marylebone Warwick Balfour Group
   P.L.C.                                           239,501           394,543
 Matalan P.L.C.                                      84,701           359,706
*Mayflower Corp. P.L.C.                             550,636            71,359
 McAlpine (Alfred) P.L.C.                           198,580         1,160,515
 McBride P.L.C.                                     314,973           856,864
 McCarthy & Stone P.L.C.                            194,968         2,224,206
 McKay Securities P.L.C.                             97,232           507,001
*Medical Solutions P.L.C.                           126,658            17,630
*Medisys P.L.C.                                     586,814            75,895
 Meggitt P.L.C.                                     514,738         2,584,022
*Melrose Resouces P.L.C.                            110,944           596,787
 Menzies (John) P.L.C.                              103,775         1,032,411
 Merchant Retail Group P.L.C.                       185,666           568,421
 Merrydown P.L.C.                                    59,927           147,412
 Mersey Docks & Harbour Co. P.L.C.                  117,087         2,091,082
 Metal Bulletin P.L.C.                               95,500           418,996
 Metalrax Group P.L.C.                              358,740           560,712
 MFI Furniture Group P.L.C.                          60,855           144,193
 Mice Group P.L.C.                                  139,909           100,251
 Michael Page International P.L.C.                  627,308         2,249,091
*Microgen P.L.C.                                    204,383           221,595
 Millennium and Copthorne Hotels
   P.L.C.                                            80,633           611,087
 Minerva P.L.C.                                     266,135         1,427,799
 Mitie Group P.L.C.                                 609,588         1,814,415
 Molins P.L.C.                                       68,000           182,799
*Monsoon P.L.C.                                      71,000           336,777
*Morgan Crucible Company P.L.C.                     580,049         1,778,098
 Morgan Sindall P.L.C.                               78,265           808,810
 Morse P.L.C.                                       277,169           508,814
 Moss Brothers Group P.L.C.                         163,400           369,528
 Mothercare P.L.C.                                  107,623           605,486
 Mouchel Parkman P.L.C.                             152,923           691,920
 Mowlem (John) & Co. P.L.C.                         347,463         1,270,235
 MS International P.L.C.                             71,500           101,967
 MSB International P.L.C.                            16,000            25,492
 Mtl Instruments Group P.L.C.                        24,678           118,735
 Mucklow (A & J) Group P.L.C.                       175,000         1,293,951
*Music Choice Europe P.L.C.                          33,796            11,169
*My Travel Group P.L.C.                             628,934            72,975
 National Express Group P.L.C.                       25,000           396,158
*Ncipher P.L.C.                                      50,052           201,999
 Nestor Healthcare Group P.L.C.                     180,200           521,282
*Netstore P.L.C.                                    143,737           103,827
*New Avesco P.L.C.                                   29,998            40,118
 Newcastle United P.L.C.                            198,896           147,016
 Next Fifteen Communtications P.L.C.                 25,000            27,106
 NHP P.L.C.                                         311,286         1,542,552
 Nichols P.L.C.                                      66,550           206,354
 Nord Anglia Education P.L.C.                        63,924           281,990
 Northamber P.L.C.                                   75,888           134,770
 Northern Foods P.L.C.                              527,042         1,730,776
 Northern Recruitment Group P.L.C.                   22,158            91,877
*Northgate Information Solutions
   P.L.C.                                         1,019,359         1,261,720
 Northgate P.L.C.                                   118,200         1,935,640
 Novar P.L.C.                                       646,454         2,329,056
*NSB Retail P.L.C.                                  659,351           334,642
*NXT P.L.C.                                         125,976           110,863
 Ocean Wilsons Holdings, Ltd.                        84,250   $       462,217
*Osmetech P.L.C.                                    669,354            45,103
 Ottakar's P.L.C.                                    34,693           221,126
 Owen (H.R.) P.L.C.                                  46,993           186,564
*Oxford Biomedica, Ltd.                             523,967           175,363
 Oxford Instruments P.L.C.                           63,163           258,556
*Pace Micro Technology P.L.C.                       428,871           334,464
 Paladin Resources P.L.C.                           710,731         2,384,011
 Paragon Group of Companies P.L.C.                  153,200         1,246,110
 Parity Group P.L.C.                                381,072            72,289
 Park Group P.L.C.                                  291,600           173,096
 Partridge Fine Arts P.L.C.                          58,000            65,142
 Pendragon P.L.C.                                   239,375         1,375,817
 Penna Consulting P.L.C.                             33,000            91,550
*Pharmagene P.L.C.                                  160,000            95,716
 Photo-Me International P.L.C.                      850,594         1,516,228
 PHS Group P.L.C.                                   862,046         1,354,925
*Phytopharm P.L.C.                                   56,696           256,462
 Pillar Property P.L.C.                             171,938         2,691,145
 Pittards P.L.C.                                     60,985            28,575
*Planestation Group P.L.C.                           76,551            17,617
 Planit Holdings P.L.C.                             235,000           108,034
*Plantation & General P.L.C.                         43,293            16,624
*Plasmon P.L.C.                                     100,000           350,262
 Portmeirion Group P.L.C.                            22,856            74,598
 Porvair P.L.C.                                      62,000           115,842
 Premier Farnell P.L.C.                              18,000            59,006
*Premier Oil P.L.C.                                 165,355         1,677,682
*Pressac P.L.C.                                      78,129             6,520
 Primary Health Properties P.L.C.                    23,784           125,328
*Primback Units                                     135,600                 0
*Probus Estates P.L.C.                               83,333               240
*Protherics P.L.C.                                  557,510           703,125
*Provalis P.L.C.                                    729,281           121,455
 PSD Group P.L.C.                                    43,500           216,800
 Psion P.L.C.                                       683,616           700,575
 PZ Cuzzons P.L.C.                                   40,541         1,026,454
*QA P.L.C.                                          158,950             9,581
*Quantica P.L.C.                                     76,321            67,983
 Quintain Estates & Development
   P.L.C.                                           158,650         1,751,594
*QXL Ricardo P.L.C.                                     130             2,196
 RAC P.L.C.                                         142,900         1,739,811
 Radamec Group P.L.C.                                35,000            21,919
 Radstone Technology P.L.C.                          55,390           296,563
 Ransom (William) & Son P.L.C.                       30,000            29,925
 Redrow P.L.C.                                      335,787         2,470,615
*Redstone P.L.C.                                    257,485            40,242
 Reed Health Group P.L.C.                           155,333           190,814
 Reg Vardy P.L.C.                                   112,005         1,111,450
 Regent Inns P.L.C.                                 162,667           236,444
*Regus Group P.L.C.                               1,049,446         1,540,635
 Reliance Security Group P.L.C.                      66,349           536,724
 Renishaw P.L.C.                                    188,734         2,295,792
 Renold P.L.C.                                      144,000           205,802
*Retail Decisions P.L.C.                            381,092           207,880
 Ricardo P.L.C.                                     114,409           476,717
 Richmond Foods P.L.C.                               40,237           517,267
*Richmond Oil & Gas P.L.C.                          220,000                 0
 RM P.L.C.                                          168,273           560,538
*RMS Communications P.L.C.                           15,000                 0
 Robert Walters P.L.C.                              124,017           250,842

                                                     SHARES            VALUE+
                                             --------------   ---------------
 Robert Wiseman Dairies P.L.C.                      199,037   $       896,023
 ROK property solutions P.L.C.                       58,166           491,696
 Rotork P.L.C.                                      185,440         1,467,015
 Roxboro Group P.L.C.                                59,608           413,397
*Royal Doulton P.L.C.                               678,322           150,904
 Royalblue Group P.L.C.                              47,200           402,779
 RPC Group P.L.C.                                   123,353           504,644
 RPS Group P.L.C.                                   393,211         1,147,759
 Rugby Estates P.L.C.                                15,328            92,626
 Rutland Trust P.L.C.                               174,255           131,312
 S & U P.L.C.                                        21,140           218,956
*Safeland P.L.C.                                     25,000            27,359
 Salvesen (Christian) P.L.C.                        421,216           453,661
 Sanctuary Group P.L.C.                             489,749           408,146
 Savills P.L.C.                                     104,000         1,039,624
 Scapa Group P.L.C.                                 163,581            89,533
*Scipher P.L.C.                                      34,563               746
 Scottish Radio Holdings P.L.C.                      75,876         1,366,420
 SCS Upholstery P.L.C.                               53,760           363,593
*SDL P.L.C.                                          95,883           246,440
*Seashell Group P.L.C.                                1,441             3,182
 Secure Trust Group P.L.C.                           27,118           155,530
 Senior P.L.C.                                      513,280           399,077
 Serco Group P.L.C.                                 235,235         1,082,223
*Servicepower Technologies P.L.C.                   150,000            98,142
 Severfield-Rowan P.L.C.                             26,211           240,844
*SFI Holdings, Ltd. Series A                         26,713            15,899
 Shaftesbury P.L.C.                                 257,700         1,829,261
 Shanks & McEwan Group P.L.C.                       404,240         1,074,280
 Shiloh P.L.C.                                       14,500            33,744
 SHL Group P.L.C.                                    73,174           160,679
*ShopRite Group P.L.C.                              178,661            41,161
 Shore Capital Group P.L.C.                         344,465           260,014
 SIG P.L.C.                                         234,575         2,630,782
*Simon Group P.L.C.                                 348,089           307,862
 Sinclair (William) Holdings P.L.C.                  53,000            51,191
 Singer & Friedlander Group P.L.C.                  358,911         1,821,894
 Sirdar P.L.C.                                       69,754            52,082
*Skyepharma P.L.C.                                1,200,318         1,503,432
 Smart (J.) & Co. (Contractors) P.L.C.               22,500           254,867
*Smart Approach Group P.L.C.                         12,599             3,573
 SMG P.L.C.                                         574,831         1,174,213
 Smith (David S.) Holdings P.L.C.                   768,516         2,295,287
 Smith (James) Estates P.L.C.                        17,524           135,923
 Smith (WH) P.L.C.                                  216,982         1,310,975
*Soco International P.L.C.                          132,328           984,756
 Somerfield P.L.C.                                  722,361         2,176,274
 Sondex P.L.C.                                       89,293           374,477
 Southampton Leisure Holdings P.L.C.                 19,615            13,535
 Spectris P.L.C.                                    251,648         1,841,997
 Speedy Hire P.L.C.                                  80,739           858,357
 Spirax-Sarco Engineering P.L.C.                    142,012         1,763,423
*Spirent P.L.C.                                   1,851,075         2,611,726
*Sportech P.L.C.                                    846,974           126,500
 Spring Group P.L.C.                                406,488           716,700
 SSL International P.L.C.                           346,007         2,090,049
 St. Ives P.L.C.                                    204,596         1,479,542
 St. Modwen Properties P.L.C.                       228,607         1,500,944
 Stanelco P.L.C.                                  1,201,354           123,275
 Stanley (Charles) Group P.L.C.                      86,800           432,450
 Stanley Leisure P.L.C.                             235,641         1,938,371
*Sterling Publishing Group P.L.C.                    75,298            24,941
 Stylo P.L.C.                                        64,096   $        77,527
*Superscape P.L.C.                                  189,476           216,120
*Surfcontrol P.L.C.                                  58,147           613,412
 Swallowfield P.L.C.                                 15,000            25,487
 Sygen International P.L.C.                         492,975           411,540
 T&F Informa Group P.L.C.                           355,029         2,575,558
 T. Clarke P.L.C.                                    21,377           243,164
*Tadpole Technology P.L.C.                          427,207            82,103
*Tandem Group P.L.C.                                327,365                 0
 Tarsus Group P.L.C.                                 86,934           206,312
 Taylor Nelson AGB P.L.C.                           109,000           471,868
 TBI P.L.C.                                       1,238,853         2,200,676
 Ted Baker P.L.C.                                    82,767           766,598
 Teesland P.L.C.                                     69,925           105,386
*Telecity P.L.C.                                    549,148           196,972
 Telecom Plus P.L.C.                                108,700           465,432
 Telemetrix P.L.C.                                  177,320           378,777
*Telspec P.L.C.                                      25,000             5,634
*Terence Chapman Group P.L.C.                        62,500               381
 Tex Holdings P.L.C.                                 14,000            30,100
 The Big Food Group P.L.C.                          595,901         1,076,428
*The Innovation Group P.L.C.                        940,000           626,224
 The Malcolm Group P.L.C.                           109,377           189,662
 The Peacock Group P.L.C.                           172,468           898,824
*The Television Corp. P.L.C.                         81,937           174,325
*The Wireless Group P.L.C.                          189,923           304,511
*Theratase P.L.C.                                    46,347            35,576
 Thorntons P.L.C.                                   158,000           449,254
 Thorpe (F.W.) P.L.C.                                24,000           164,733
*Thus Group P.L.C.                                2,022,919           560,230
 Tinsley (Eliza) Group P.L.C.                        19,844             8,374
*Toad Group P.L.C.                                   85,507            22,680
 Topps Tiles P.L.C.                                 348,450         1,805,471
 Tops Estates P.L.C.                                116,033           879,248
*Torotrak P.L.C.                                    167,633           207,442
*Tottenham Hotspur P.L.C.                           150,000            95,347
 Town Centre Securities (New) P.L.C.                142,137           906,842
 Trace Computers P.L.C.                              33,552            51,855
*Trafficmaster P.L.C.                               213,627           243,164
 Transport Development Group P.L.C.                 150,956           618,553
 Treatt P.L.C.                                        9,957            42,439
 Trifast P.L.C.                                     135,388           211,415
 Trio Holdings P.L.C.                               111,411            49,701
 TT Electronics P.L.C.                              276,395         1,024,467
*TTP Communications P.L.C.                          325,621           335,045
 Tullow Oil P.L.C.                                  500,218         1,458,545
 U.K. Coal P.L.C.                                   205,912           501,058
 UCM Group P.L.C.                                    41,980            58,813
 Ulster Television, Ltd.                            115,602           977,670
 Ultra Electronics Holdings P.L.C.                  133,561         1,769,077
 Ultraframe P.L.C.                                  162,456           200,764
 Umeco P.L.C.                                        68,765           549,080
 Uniq P.L.C.                                        223,935           805,440
 Unite Group P.L.C.                                 156,391           904,316
*Universal Salvage P.L.C.                            36,111            51,428
*Vanco P.L.C.                                       145,748           748,675
 Vega Group P.L.C.                                   32,692           122,200
*Venture Production P.L.C.                          197,404           887,185
*Vernalis P.L.C.                                    261,824           445,762
 Victoria P.L.C.                                     12,000            55,286
 Victrex P.L.C.                                     155,713         1,186,714
 Vislink P.L.C.                                     103,960            46,012

                                                     SHARES            VALUE+
                                             --------------   ---------------
 Vitec Group P.L.C.                                  65,043   $       356,094
*Volex Group P.L.C.                                  58,801            78,257
 VP P.L.C.                                          108,111           388,951
 VT Group P.L.C.                                    323,448         1,919,937
 Wagon P.L.C.                                        79,637           265,706
 Warner Estate Holdings P.L.C.                       95,471           959,543
*Waterdorm P.L.C.                                   105,000                 0
 Waterman P.L.C.                                     74,473           131,902
 Watermark Group P.L.C.                              68,660           209,259
 Weir Group P.L.C.                                  381,209         2,347,603
 Wellington Holdings P.L.C.                          32,446            91,884
 Wembley P.L.C.                                      36,926           454,651
 Westbury P.L.C.                                    211,509         1,803,542
*Weston Medical Group P.L.C.                         50,200             2,409
 Wetherspoon (J.D.) P.L.C.                          282,231         1,381,769
 Whatman P.L.C.                                     242,076         1,077,176
 White Young Green P.L.C.                            74,666           416,236
 Whitehead Mann Group P.L.C.                         95,000           188,467
 Whittard of Chelsea P.L.C.                          37,487           136,646
 Wilmington Group P.L.C.                            143,376           399,792
*Wilshaw P.L.C.                                     198,409            32,855
 Wilson Bowden P.L.C.                                 7,000           153,160
 Wincanton P.L.C.                                   225,664         1,197,438
 Windsor P.L.C.                                     112,828           106,026
 Wolverhampton & Dudley Breweries
   P.L.C.                                           125,925         2,653,568
 Wood Group (John) P.L.C.                           881,804         2,264,638
 Woolworths Group P.L.C.                          2,959,107         2,270,190
 Workplace Systems International
   P.L.C.                                           238,739            77,953
 WSP Group P.L.C.                                   106,110           529,619
 Wyevale Garden Centres P.L.C.                       78,824           654,355
 Wyndeham Press Group P.L.C.                         73,066           189,958
*XAAR P.L.C.                                        108,722           288,582
 XANSA P.L.C.                                       590,770         1,054,738
*Xenova Group P.L.C.                                607,931            78,358
 XKO Group P.L.C.                                    30,304            42,156
 XP Power P.L.C.                                     26,903           228,530
*Yorkshire Group P.L.C.                              82,504             9,108
 Young & Co's Brewery P.L.C.                         10,000           191,147
 Young & Co's Brewery P.L.C. Class A                  5,234           134,339
 Yule Catto & Co. P.L.C.                            278,083         1,513,680
 Zotefoams P.L.C.                                    62,000            81,538
                                                              ---------------
 TOTAL COMMON STOCKS
    (Cost $289,294,609)                                           400,393,745
                                                              ---------------

INVESTMENT IN CURRENCY--(1.0%)
*British Pound Sterling
    (Cost $4,158,559)                                         $     4,150,324
                                                              ---------------
RIGHTS/WARRANTS--(0.0%)
*Letter of Entitlements - Audemars
  Piguet                                             90,242                 0
*Planestation Group P.L.C. Warrants
  01/13/11                                          229,653               242
*SFI Holdings, Ltd. Litigation
  Certificate                                        26,713                 0
*Xenova Group P.L.C. Warrants
  12/31/08                                           56,991             2,462
                                                              ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $4,781)                                                       2,704
                                                              ---------------
 TOTAL -- UNITED KINGDOM
    (Cost $293,457,949)                                           404,546,773
                                                              ---------------
 UNITED STATES--(0.1%)
 COMMON STOCKS--(0.1%)
 *Bookham, Inc.
   (Cost $500,697)                                   57,292           276,721
                                                              ---------------

                                                 FACE
                                                AMOUNT
                                            --------------
                                                 (000)
 TEMPORARY CASH
   INVESTMENTS--(1.6%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.97%, 01/04/05
    (Collateralized by $6,546,000
    FNMA Notes 2.95%, 11/14/07,
    valued at $6,570,548) to be
    repurchased at $6,474,417
    (Cost $6,473,000)                        $        6,473         6,473,000
                                                              ---------------
 TOTAL INVESTMENTS--(100.0%)
    (Cost $300,431,646)++                                     $   411,296,494
                                                              ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $300,442,779.

                      THE CONTINENTAL SMALL COMPANY SERIES

                      SUMMARY SCHEDULE OF PORTFOLIOHOLDINGS

                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                 SHARES            VALUE+    OF NET ASSETS**
                                                                         --------------    --------------    ---------------
FRANCE -- (12.2%)
COMMON STOCKS -- (12.2%)
#Bains de Mer et du Cercle des Etrangers a Monaco                                 4,615    $    2,510,560              0.4%
*Carbone Lorraine                                                                40,631         2,156,610              0.3%
 CFF Recycling SA                                                                84,608         2,450,424              0.4%
 Electricite de Strasbourg                                                       23,784         3,423,957              0.5%
#Fimalac SA                                                                     111,143         5,327,456              0.8%
 Guyenne et Gascogne SA                                                          26,000         3,005,891              0.4%
 Somfy Interational SA                                                           22,900         5,112,808              0.7%
#SR Teleperformance                                                              90,928         2,395,266              0.4%
 Taittinger SA                                                                   12,700         3,714,135              0.5%
#Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)              31,700         4,739,023              0.7%
 Other Securities                                                                              59,824,263              8.4%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $48,756,796)                                                                          94,660,393             13.5%
                                                                                           --------------    ---------------
 RIGHTS/WARRANTS--(0.0%)
   Other Securities
   (Cost $20,863)                                                                                  32,875              0.0%
                                                                                           --------------    ---------------
 TOTAL -- FRANCE
   (Cost $48,777,659)                                                                          94,693,268             13.5%
                                                                                           --------------    ---------------
 SWITZERLAND--(11.6%)
 COMMON STOCKS--(10.9%)
   EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                    3,761         3,133,003              0.5%
   Energiedienst Holding AG                                                       8,265         2,803,593              0.4%
   Jelmoli Holding AG                                                             1,521         2,193,109              0.3%
   Nobel Biocare Holding AG                                                      23,200         4,192,220              0.6%
   Phonak Holding AG                                                             67,276         2,211,098              0.3%
   PSP Swiss Property AG                                                         54,234         2,352,197              0.3%
   Sig Holding AG                                                                 9,859         2,245,550              0.3%
  *Valiant Holding AG                                                            29,373         2,679,260              0.4%
   Other Securities                                                                            62,907,778              9.0%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $55,319,433)                                                                          84,717,808             12.1%
                                                                                           --------------    ---------------
INVESTMENT IN CURRENCY--(0.6%)
* Swiss Francs
  (Cost $4,615,851)                                                                             4,592,307              0.6%
                                                                                           --------------    ---------------
 PREFERRED STOCKS--(0.1%)
   Other Securities
   (Cost $266,228)                                                                                635,073              0.1%
                                                                                           --------------    ---------------
 TOTAL -- SWITZERLAND
   (Cost $60,201,512)                                                                          89,945,188             12.8%
                                                                                           --------------    ---------------

 GERMANY -- (11.2%)
 COMMON STOCKS -- (11.2%)
   Ava Allgemeine Handelsgesellschaft der Verbraucher AG                         35,814         2,294,182              0.3%
   AWD Holding AG                                                                52,932         2,218,351              0.3%
   IVG Immobilien AG                                                            143,237         2,333,714              0.3%
   K & S Aktiengesellschaft AG                                                  129,500         6,916,837              1.0%

                                                                                                                PERCENTAGE
                                                                                 SHARES            VALUE+    OF NET ASSETS**
                                                                         --------------    --------------    ---------------
   Leoni AG                                                                      37,500    $    2,560,368                0.4%
   Rheinmetall Berlin AG                                                         45,000         2,397,051                0.4%
   United Internet AG                                                            79,458         2,161,462                0.3%
   Other Securities                                                                            65,937,156                9.4%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $58,710,346)                                                                          86,819,121               12.4%
                                                                                           --------------    ---------------
 TOTAL -- GERMANY
   (Cost $58,710,346)                                                                          86,819,121               12.4%
                                                                                           --------------    ---------------
 ITALY -- (7.7%)
 COMMON STOCKS -- (7.7%)
   Manifattura Lane Gaetano Marzotto & Figli SpA                                138,000         2,706,476                0.4%
   Merloni Elettrodomestici SpA                                                 155,000         2,665,618                0.4%
   Other Securities                                                                            54,650,671                7.7%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $36,300,184)                                                                          60,022,765                8.5%
                                                                                           --------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                          144                0.0%
                                                                                           --------------    ---------------
 TOTAL -- ITALY
   (Cost $36,300,184)                                                                          60,022,909                8.5%
                                                                                           --------------    ---------------
 SWEDEN -- (7.1%)
 COMMON STOCKS -- (7.1%)
   Axfood AB                                                                     73,400         2,485,969                0.4%
   Getinge AB                                                                   176,604         2,196,935                0.3%
   Whilborg Fastigheter AB Class B                                              164,145         3,460,125                0.5%
   Other Securities                                                                            46,593,708                6.6%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $31,423,395)                                                                          54,736,737                7.8%
                                                                                           --------------    ---------------
 INVESTMENT IN CURRENCY--(0.0%)
  *Swedish Krona
   (Cost $218,106)                                                                                217,349                0.0%
                                                                                           --------------    ---------------
 TOTAL -- SWEDEN
   (Cost $31,641,501)                                                                          54,954,086                7.8%
                                                                                           --------------    ---------------
 NETHERLANDS -- (5.5%)
 COMMON STOCKS -- (5.5%)
 *#Ispat International NV                                                        84,322         3,171,811                0.5%
   Other Securities                                                                            39,530,827                5.6%
                                                                                           --------------    ---------------
 TOTAL -- NETHERLANDS
   (Cost $23,040,796)                                                                          42,702,638                6.1%
                                                                                           --------------    ---------------
 FINLAND -- (5.2%)
 COMMON STOCKS -- (5.2%)
   Rautaruukki Oyj Series K                                                     188,780         2,238,564                0.3%
   Wartsila Oy                                                                   99,690         2,118,194                0.3%
   Other Securities                                                                            35,864,649                5.1%
                                                                                           --------------    ---------------
 TOTAL -- FINLAND
   (Cost $22,824,879)                                                                          40,221,407                5.7%
                                                                                           --------------    ---------------

                                                                                                                PERCENTAGE
                                                                                 SHARES            VALUE+    OF NET ASSETS**
                                                                         --------------    --------------    ---------------
GREECE -- (5.1%)
 COMMON STOCKS -- (5.1%)
   Bank of Piraeus S.A                                                          163,829    $    2,864,922                0.4%
   Motor Oil                                                                    152,870         2,088,887                0.3%
   Viohalco S.A                                                                 296,585         2,700,995                0.4%
   Other Securities                                                                            31,988,080                4.5%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $34,280,826)                                                                         39,642,884                5.6%
                                                                                           --------------    ---------------
 PREFERRED STOCKS -- (0.0%)
   Other Securities
   (Cost $8,591)                                                                                   10,282                0.0%
                                                                                           --------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                          661                0.0%
                                                                                           --------------    ---------------
 TOTAL -- GREECE
   (Cost $34,289,417)                                                                          39,653,827                5.6%
                                                                                           --------------    ---------------
 SPAIN -- (4.9%)
 COMMON STOCKS -- (4.9%)
   Banco de Valencia SA                                                         191,814         6,128,430                0.9%
   Other Securities                                                                            32,059,119                4.5%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $15,776,370)                                                                          38,187,549                5.4%
                                                                                           --------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $31,631)                                                                                   3,757                0.0%
                                                                                           --------------    ---------------
 TOTAL -- SPAIN
   (Cost $15,808,001)                                                                          38,191,306                5.4%
                                                                                           --------------    ---------------
 DENMARK -- (4.8%)
 COMMON STOCKS -- (4.8%)
   Codan A.S                                                                     43,400         2,429,332                0.4%
   GN Great Nordic A.S                                                          210,980         2,271,994                0.3%
  *Jyske Bank A.S                                                                75,520         2,840,285                0.4%
   Kobenhavns                                                                     9,910         2,105,885                0.3%
  *Topdanmark A.S                                                                28,300         2,232,301                0.3%
   Other Securities                                                                            25,315,472                3.6%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $17,197,739)                                                                          37,195,269                5.3%
                                                                                           --------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
(Cost $24,327)                                                                                     25,963                0.0%
                                                                                           --------------    ---------------
 TOTAL -- DENMARK
   (Cost $17,222,066)                                                                          37,221,232                5.3%

 NORWAY -- (4.5%)
 COMMON STOCKS -- (4.5%)
   Schibsted ASA                                                                112,960         3,198,438                0.5%
   Tandberg ASA Series A                                                        217,280         2,701,511                0.4%
   Other Securities                                                                            28,853,101                4.1%
                                                                                           --------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $18,771,311)                                                                          34,753,050                5.0%
                                                                                           --------------    ---------------

                                                                                                                PERCENTAGE
                                                                                 SHARES            VALUE+    OF NET ASSETS**
                                                                         --------------    --------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
  (Cost $50,894)                                                                           $       50,809              0.0%
                                                                                           --------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $69,669)                                                                                   35,457              0.0%
                                                                                           --------------    ---------------
TOTAL -- NORWAY
  (Cost $18,891,874)                                                                           34,839,316              5.0%
                                                                                           --------------    ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
  Banque Nationale de Belgique                                                      710         3,413,380              0.5%
  Decuuninck                                                                     63,700         2,115,486              0.3%
  Other Securities                                                                             23,540,263              3.3%
                                                                                           --------------    ---------------
TOTAL -- BELGIUM
  (Cost $16,572,304)                                                                           29,069,129              4.1%
                                                                                           --------------    ---------------
AUSTRIA -- (3.0%)
COMMON STOCKS -- (3.0%)
  Voestalpine AG                                                                 30,095         2,331,773              0.3%
  Wienerberger AG                                                                63,642         3,038,502              0.4%
  Other Securities                                                                             18,147,366              2.6%
                                                                                           --------------    ---------------
TOTAL COMMON STOCKS
  (Cost $12,269,770)                                                                           23,517,641              3.3%
                                                                                           --------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                           810              0.0%
                                                                                           --------------    ---------------
TOTAL -- AUSTRIA
  (Cost $12,269,770)                                                                           23,518,451              3.3%
                                                                                           --------------    ---------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Grafton Group P.L.C.                                                          253,939         2,761,332              0.4%
  Other Securities                                                                             15,960,636              2.3%
                                                                                           --------------    ---------------
TOTAL COMMON STOCKS
  (Cost $9,241,678)                                                                            18,721,968              2.7%
                                                                                           --------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $95,888)                                                                                    2,326              0.0%
                                                                                           --------------    ---------------
TOTAL -- IRELAND
  (Cost $9,337,566)                                                                            18,724,294              2.7%
                                                                                           --------------    ---------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
  *Jeronimo Martins SGPS SA                                                     170,757         2,246,745              0.3%
   Other Securities                                                                            10,011,116              1.4%
                                                                                           --------------    ---------------
 TOTAL -- PORTUGAL
   (Cost $6,643,075)                                                                           12,257,861              1.7%
                                                                                           --------------    ---------------

                                                                                                                PERCENTAGE
                                                                                 SHARES            VALUE+    OF NET ASSETS**
                                                                         --------------    --------------    ---------------
EMU--(0.5%)
INVESTMENT IN CURRENCY -- (0.5%)
 *Euro Currency
  (Cost $4,132,249)                                                                        $    4,119,761              0.6%
                                                                                           --------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                127,205              0.0%
                                                                                           --------------    ---------------
TOTAL -- UNITED STATES
  (Cost $214,919)                                                                                 127,205              0.0%
                                                                                           --------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                         --------------
                                                                              (000)
 TEMPORARY CASH INVESTMENTS -- (9.0%)
   Repurchase Agreement, Deutsche Bank Securities & Mizuho
     Securities USA 1.70%, 01/03/05 (Collateralized by $60,303,183
     U.S. Treasury Obligations, maturities ranging from 05/12/05 to
     02/25/13, valued at $59,716,992) to be repurchased
     at $58,724,856 (Cost $58,716,589)^                                  $       58,717        58,716,589              8.4%
   Repurchase Agreement, PNC Capital Markets, Inc. 1.97%,
     01/03/05 (Collateralized by $11,316,000 FNMA Notes 2.95%,
     11/14/07, valued at $11,358,435) to be repurchased
     at $11,191,837 (Cost $11,190,000)                                           11,190        11,190,000              1.6%
                                                                                           --------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $69,906,589)                                                                          69,906,589             10.0%
                                                                                           --------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $486,784,707)++                                                                   $  776,987,588            110.5%
                                                                                           ==============    ===============

----------
 +   See Note B to Financial Statements.
++   The cost for federal income tax purposes is $486,785,080.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
** This is calculated as a percentage of total net assets. The percentage shown paranthetically next to category headings have been calculated as a percentage of total investments.
 ^   Security purchased with cash proceeds from securities on loan.
     "Other Securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                    SHARES           VALUE+
                                            --------------   ---------------
JAPAN -- (77.5%)
COMMON STOCKS -- (76.7%)
 *A&A Material Corp.                              123,000   $       170,730
 *ABILIT Corp.                                     22,000           192,119
 #Achilles Corp.                                  549,000           920,852
  Aderans Co., Ltd.                                72,850         1,603,895
  Advan Co., Ltd.                                  48,700           595,887
  ADVANEX, Inc.                                    78,000           308,808
*#Aeon Fantasy Co., Ltd.                           21,000           493,120
 *Ahjikan Co., Ltd.                                10,500            81,945
 #Ahresty Corp.                                    28,300           351,478
  Aica Kogyo Co., Ltd.                            111,000         1,281,041
  Aichi Bank, Ltd.                                 19,000         1,479,008
  Aichi Corp.                                     136,000           590,910
 *Aichi Machine Industry Co., Ltd.                153,000           522,188
 #Aichi Steel Corp.                                68,000           362,590
  Aichi Tokei Denki Co., Ltd.                      67,000           195,785
  Aida Engineering, Ltd.                          113,000           468,119
  Aigan Co., Ltd.                                  33,500           290,783
  Aiphone Co., Ltd.                                35,600           618,452
  Airport Facilities Co., Ltd.                     92,970           486,606
  Airtech Japan, Ltd.                              12,100           103,253
  Aisan Industry Co., Ltd.                         90,900           825,577
 *Akai Electric Co., Ltd.                         363,000             3,531
  Akebono Brake Industry Co., Ltd.                166,000           821,612
  Akita Bank, Ltd.                                363,000         1,423,164
 #Allied Telesis KK                               130,700           274,687
  Aloka Co., Ltd.                                  49,000           317,688
  Alpha Systems, Inc.                              19,600           339,384
 #Alpine Electronics, Inc.                        108,500         1,456,070
 #Alps Logistics Co., Ltd.                         24,000           539,400
  Altech Co., Ltd.                                 14,000            62,569
 *Altech Corp.                                     12,750           169,242
 #Amano Corp.                                     154,000         1,402,316
  Amatsuji Steel Ball Manufacturing Co.,
    Ltd.                                           42,000           428,030
  Ando Corp.                                      140,000           349,099
  Anest Iwata Corp.                                74,000           201,628
 #Anrakutei Co., Ltd.                              30,000           207,591
 #Anritsu Corp.                                   170,000         1,242,072
 *AOC Holdings, Inc.                              111,100         1,375,848
  AOI Advertising Promotion, Inc.                  21,000           155,822
  AOI Electronics Co., Ltd.                        19,300           282,955
  Aoki International Co., Ltd.                     87,400         1,101,488
  Aomori Bank, Ltd.                               342,000         1,378,461
 *Apic Yamada Corp.                                20,000            72,196
*#Arai-Gumi, Ltd.                                  34,450            64,811
  Arakawa Chemical Industries, Ltd.                28,500           377,157
  Araya Industrial Co., Ltd.                       84,000           192,486
 *Argo 21 Corp.                                    13,200            93,426
  Ariake Japan Co., Ltd.                           26,000           628,879
  Aronkasei Co., Ltd.                              66,000           310,560
 #As One Corp.                                     24,500           709,550
  Asahi Denka Kogyo KK                            169,000         1,628,994
  Asahi Diamond Industrial Co., Ltd.              133,000           720,483
  Asahi Kogyosha Co., Ltd.                         48,000           157,598
  Asahi Organic Chemicals Industry Co.,
    Ltd.                                          179,000           546,173
 #Asahi Pretec Corp.                               36,400   $       447,947
 *Asahi Soft Drinks Co., Ltd.                      98,500           822,675
 *Asahi Tec Corp.                                  86,000           184,606
*#Asahi Techno Glass Corp.                         95,000           331,134
  Asanuma Corp.                                   123,000           235,199
  Ashimori Industry Co., Ltd.                      84,000           205,280
  Asia Air Survey Co., Ltd.                        17,000            39,278
  Asia Securities Printing Co., Ltd.               29,000           250,227
  Asics Corp.                                     392,000         1,254,068
  Asics Trading Co., Ltd.                          12,000           157,026
  Asti Corp.                                        8,000            67,305
 #Asunaro Construction, Ltd.                       90,000           592,392
  Ataka Constuction & Engineering Co.,
    Ltd.                                           38,000           135,783
  Atom Corp.                                       16,600           160,640
 #Atsugi Co., Ltd.                                361,000           454,404
  Aucnet, Inc.                                     15,000           283,981
  Autoseven Co., Inc.                               7,600            66,474
 #Avex, Inc.                                       73,300           769,910
 *Azel Corp., Tokyo                                89,000           104,723
  Bando Chemical Industries, Ltd.                 213,000           858,368
  Bank of Okinawa, Ltd.                            36,900           900,969
  Bank of Saga, Ltd.                              320,000         1,157,749
  Bank of the Ryukyus, Ltd.                        54,080           986,791
  Banpresto Co., Ltd.                              17,100           246,341
 *Belluna Co., Ltd.                                35,100         1,211,986
 #Best Denki Co., Ltd.                            231,000           938,859
  Biken Techno Corp.                                4,200            29,937
 #BSL Corp.                                       270,950           520,578
  Bull Dog Sauce Co., Ltd.                         30,000           350,850
  Bunka Shutter Co., Ltd.                         134,000           624,324
  Cabin Co., Ltd.                                  67,000           219,527
  CAC Corp.                                        31,100           237,090
 #Calpis Co., Ltd.                                147,000           957,937
  Canon Electronics, Inc.                          50,000         1,076,793
 #Canon Finetech, Inc.                             78,070         1,251,914
 #Capcom Co., Ltd.                                105,500         1,001,297
 *Catena Corp.                                     46,000           106,977
 *Cats, Inc.                                       15,400               449
 #Cecile Co., Ltd.                                 74,200           995,927
  Central Finance Co., Ltd.                       180,000           625,600
 #Central Security Patrols Co., Ltd.               31,400           257,719
  CFS Corp.                                        47,500           268,690
 *Chiba Kogyo Bank, Ltd.                           91,700           537,868
  Chino Corp.                                      70,000           218,392
  Chiyoda Co., Ltd.                                76,600         1,142,112
  Chofu Seisakusho Co., Ltd.                       54,500           989,984
*#Chori Co., Ltd.                                 305,000           474,918
 #Chuetsu Pulp and Paper Co., Ltd.                199,000           500,499
 *Chugai Mining Co., Ltd.                         188,600           115,538
  Chugai Ro Co., Ltd.                             168,000           369,806
 #Chugoku Marine Paints, Ltd.                     124,000           698,194
 #Chugokukogyo Co., Ltd.                           45,000           134,437
  Chukyo Bank, Ltd.                               412,000         1,472,841
  Chuo Denki Kogyo Co., Ltd.                       42,000           237,613
  Chuo Gyorui Co., Ltd.                            61,000           114,375
  Chuo Spring Co., Ltd., Nagoya                   103,000           414,148
  Chuo Woollen Mills, Ltd.                         24,000            86,669

                                                SHARES           VALUE+
                                            --------------   ---------------
CKD Corp.                                          113,000   $       664,912
*#Clarion Co., Ltd.                                587,000         1,394,571
  Cleanup Corp.                                     75,000           681,545
 #CMK Corp.                                         96,000         1,186,294
  Coca-Cola Central Japan Co., Ltd.                    166         1,259,116
  Colowide Co., Ltd.                                29,000           314,240
*#Columbia Music Entertainment, Inc.               260,000           247,056
  Commuture Corp.                                   71,202           577,731
  Computer Engineering & Consulting,
    Ltd.                                            29,800           295,210
*#Co-Op Chemical Co., Ltd.                          80,000           110,014
*#Copal Co., Ltd.                                   21,600           321,747
 *Core Corp.                                        10,100           187,034
  Corona Corp.                                      53,500           856,982
 #Cosel Co., Ltd.                                   35,900           851,634
*#Cosmo Securities Co., Ltd.                       789,000         1,428,084
  Create Medic Co., Ltd.                            11,000            90,951
  Credia Co., Ltd.                                  14,000           272,533
  Cresco, Ltd.                                      11,600           121,578
  CTI Engineering Co., Ltd.                         19,000           124,327
 #Culture Convenience Club Co., Ltd.                91,700         1,146,666
  CVS Bay Area, Inc.                                30,000            88,187
*#Cybozu, Inc.                                          41            47,865
*#Cybozu, Inc.                                          82            95,724
*#D&M Holdings, Inc.                               134,000           365,710
 #Dai Nippon Toryo, Ltd.                           229,000           346,772
  Daibiru Corp.                                     89,000           608,585
  Dai-Dan Co., Ltd.                                 74,000           456,345
  Daido Kogyo Co., Ltd.                             60,000           124,908
 #Daidoh, Ltd.                                      61,000           627,874
*#Daiei, Inc.                                      249,500           495,796
  Daifuku Co., Ltd.                                209,000         1,235,897
  Daihen Corp.                                     215,000           422,743
  Daiho Corp.                                       96,000           205,018
  Dai-Ichi Jitsugyo Co., Ltd.                       94,000           271,845
  Dai-Ichi Kogyo Seiyaku Co., Ltd.                  47,000           141,332
 #Daiken Corp.                                     242,000           980,149
  Daiki Co., Ltd.                                   41,300           439,366
  Daiko Clearing Services Corp.                     25,000           175,135
  Daikoku Denki Co., Ltd.                           26,600           610,222
*#Daikyo, Inc.                                     444,000           719,481
  Daimei Telecom Engineering Corp.                  74,000           518,249
  Dainichi Co., Ltd.                                27,200           157,885
  Dainichiseika Colour & Chemicals
    Manufacturing Co., Ltd.                        163,000           730,598
 #Dainippon Shigyo Co., Ltd.                        25,000           119,017
  Daisan Bank, Ltd.                                337,000         1,313,494
 #Daiseki Co., Ltd.                                 38,600           671,768
 #Daiso Co., Ltd.                                  155,000           429,093
 *Daisue Construction Co., Ltd.                    151,500           167,307
  Daisyo Corp.                                      38,300           415,245
 *Daito Woolen Spinning & Weaving Co.,
    Ltd., Tokyo                                     42,000            46,895
  Daiwa Industries, Ltd.                            82,000           257,991
  Daiwa Kosho Lease Co., Ltd.                      249,000         1,326,061
 *Daiwa Seiko, Inc.                                145,000           185,863
  Daiwabo Co., Ltd.                                217,000           300,992
  Daiwabo Information System Co.,
    Ltd.                                            27,000           322,282
  Danto Corp.                                       42,000           184,851
  DC Co., Ltd.                                      33,000            85,245
 #Denki Kogyo Co., Ltd.                            132,000   $       673,306
  Denny's Japan Co., Ltd.                           51,000           910,985
  Densei-Lambda KK                                  34,584           262,743
  Denyo Co., Ltd.                                   47,000           327,739
 #Descente, Ltd.                                   140,000           503,788
 *Dia Kensetsu Co., Ltd.                           141,200           176,460
 *Diamond City Co., Ltd.                             4,050           104,822
  Diamond Computer Service Co., Ltd.                37,700           479,673
 *Dijet Industrial Co., Ltd.                        34,000            72,097
  DMW Corp.                                          1,600            68,863
  Doshisha Co., Ltd.                                22,900           667,419
 #Doutor Coffee Co., Ltd.                           38,800           734,133
  DTS Corp.                                         21,200           484,982
 *DyDo Drinco, Inc.                                 30,100           918,183
 *Dynic Corp.                                       66,000           256,396
  Eagle Industry Co., Ltd.                          78,000           463,363
  Echo Trading Co., Ltd.                             4,000            51,530
 *Econach Co., Ltd.                                 26,000            14,150
 #Edion Corp.                                      144,216         1,290,220
  Ehime Bank, Ltd.                                 274,000           855,187
 #Eighteenth Bank, Ltd.                            322,000         1,413,848
  Eiken Chemical Co., Ltd.                          54,000           629,604
  Eikoh, Inc.                                       12,100            98,799
  Eizo Nanao Corp.                                  40,600         1,014,287
  Elna Co., Ltd.                                    34,000            79,155
  Enplas Corp.                                      38,400         1,063,907
*#Enshu, Ltd.                                       69,000           134,538
  Ensuiko Sugar Refining Co., Ltd.                  51,000           103,308
  Exedy Corp.                                       80,200         1,406,981
 *F.D.C. Products, Inc.                             16,390           208,517
  Fancl Corp.                                       40,100         1,453,083
*#FDK Corp.                                        230,000           478,760
  Fine Sinter Co., Ltd.                             31,000            98,012
 *First Baking Co., Ltd.                            67,000           156,290
  Foster Electric Co., Ltd.                         44,000           362,871
 #FP Corp.                                          42,100           674,725
  France Bed Holdings Co., Ltd.                    417,000         1,241,325
*#Fudo Construction Co., Ltd.                      273,200           687,064
 #Fuji Co.,Ltd.                                     63,600         1,184,824
 *Fuji Corp, Ltd.                                   28,000           285,252
 #Fuji Kiko Co., Ltd.                               71,000           295,691
*#Fuji Kosan Co., Ltd.                             130,000           171,924
  Fuji Kyuko Co., Ltd.                             205,000           778,557
 *Fuji Spinning Co., Ltd., Tokyo                   163,000           205,364
 *Fuji Titanium Industry Co., Ltd.                  10,000            23,565
  Fujicco Co., Ltd.                                 50,000           644,925
 *Fujii & Co., Ltd.                                 44,000               428
 *Fujiko Co., Ltd.                                  55,000             1,070
  Fujikura Kasei Co., Ltd.                          43,000           313,036
 #Fujikura Rubber, Ltd.                             34,000           212,968
 #Fujirebio, Inc.                                   81,000         1,054,421
 *Fujita Corp.                                     320,500           371,016
 #Fujita Kanko, Inc.                               194,000           689,835
 #Fujitec Co., Ltd.                                170,000           872,261
 *Fujitsu Access, Ltd.                              36,000           187,398
  Fujitsu Business Systems, Ltd.                    45,300           579,697
  Fujitsu Devices, Inc.                             44,000           484,917
  Fujitsu Fronttec, Ltd.                            41,500           350,523
*#Fujitsu General, Ltd.                            188,000           573,434
*#Fujiya Co., Ltd.                                 218,000           509,899
  Fukuda Corp.                                      80,000           484,654

                                                    SHARES           VALUE+
                                            --------------   ---------------
 #Fukushima Bank, Ltd.                             323,000   $       507,823
 *Fukusima Industries Corp.                         13,500           166,352
  Fumakilla, Ltd.                                   37,000            71,694
*#Furukawa Battery Co., Ltd.                        45,000           112,973
*#Furukawa Co., Ltd.                               699,000           787,201
  Fuso Lexel Inc.                                   25,400           140,759
  Fuso Pharmaceutical Industries, Ltd.             157,000           503,210
 *Gajoen Kanko KK                                   37,000                 0
 #Gakken Co., Ltd.                                 168,000           358,976
 *Generas Corp.                                     64,000               623
 #Genki Sushi Co., Ltd.                             17,200           217,158
  Geostar Corp.                                     10,000            37,241
 *Gigas K's Denki Corp.                              4,704           127,104
  Global-Dining, Inc.                                6,200            43,245
 #Godo Steel, Ltd.                                 297,000         1,113,383
 *Goldwin, Inc.                                     76,000           173,550
  Gourmet Kineya Co., Ltd.                          37,000           310,206
 *Graphtec Corp.                                    39,000            56,867
  Gro-BeLS Co., Ltd.                                84,000           101,850
 *GSI Creoss Corp.                                  90,000           198,577
  Gun-Ei Chemical Industry Co., Ltd.               141,000           463,767
  Hagoromo Foods Corp.                              33,000           364,310
  Hakuto Co., Ltd.                                  39,400           527,327
  Hakuyosha Co., Ltd.                               57,000           180,208
  Haltec Corp.                                      32,000            55,422
 *Hamai Co., Ltd.                                   22,000            31,546
  Hanshin Sogo Bank, Ltd.                          709,000         1,412,198
  Hanwa Co., Ltd.                                  405,000         1,753,009
  Happinet Corp.                                    18,800           212,519
  Harashin Co., Ltd.                                24,300           200,273
  Harima Chemicals, Inc.                            37,000           232,568
  Haruyama Trading Co., Ltd.                        21,600           274,474
*#Hayashikane Sangyo Co., Ltd.                     128,000           223,264
* Hazama Corp.                                     120,600           259,610
  Heiwado Co., Ltd.                                111,000         1,531,046
  Hibiya Engineering, Ltd.                          72,000           558,462
  Higashi-Nippon Bank, Ltd.                        345,000           924,900
  Hisaka Works, Ltd.                                41,000           404,720
  Hitachi Business Solution Co., Ltd.               22,700           154,361
  Hitachi Kiden Kogyo, Ltd.                         27,000           105,489
  Hitachi Koki Co., Ltd.                           205,000         1,624,610
  Hitachi Kokusai Electric, Inc.                   191,000         1,525,119
  Hitachi Medical Corp.                             71,000           983,991
  Hitachi Metals Techno, Ltd.                       13,000            39,260
  Hitachi Mobile Co., Ltd.                          35,000           248,302
 #Hitachi Plant Engineering &
    Construction Co., Ltd.                         215,000           929,896
  Hitachi Powdered Metal Co., Ltd.                  53,000           352,508
  Hitachi Tool Engineering, Ltd.                    44,500           353,866
  Hitachi Transport System, Ltd.                    75,000           630,520
*#Hitachi Zosen Corp.                              944,000         1,392,150
# Hochiki Corp.                                     42,000           166,542
*#Hodogaya Chemical Co., Ltd.                      114,000           541,464
# Hogy Medical Co., Ltd.                            30,000         1,355,454
 *Hohsui Corp.                                      56,000            90,389
  Hokkai Can Co., Ltd., Tokyo                      106,000           266,729
  Hokkaido Coca Cola Bottling Co.,
    Ltd.                                            64,000           410,520
  Hokkaido Gas Co., Ltd.                           105,000           277,418
  Hokko Chemical Industry Co., Ltd.                 41,000           146,954
 #Hokuetsu Bank, Ltd.                              416,000           851,389
  Hokuriku Electric Industry Co., Ltd.             131,000   $       322,897
  Hokuriku Electrical Construction Co.,
    Ltd.                                            36,000           103,893
  Hokuriku Gas Co., Ltd.                            64,000           191,792
*#Hokushin Co., Ltd.                                39,900            81,933
 #Hokuto Corp.                                      61,100         1,161,196
  Homac Corp.                                       75,700           529,908
  Honshu Chemical Industry Co., Ltd.                 7,000            38,800
 #Horiba, Ltd.                                      64,000           823,866
  Horipro, Inc.                                     23,400           190,362
  Hosiden Corp.                                    128,700         1,327,166
 *Hosokawa Micron Corp.                             54,000           234,951
*#Howa Machinery, Ltd.                             181,000           229,900
 *Ichida and Co., Ltd.                              23,400            35,825
  Ichikawa Co., Ltd.                                49,000           189,986
*#Ichiken Co., Ltd.                                 48,000           122,348
 #Ichikoh Industries, Ltd.                         141,000           330,774
  Ichiyoshi Securities Co., Ltd.                    87,000           747,767
  Icom, Inc.                                        26,800           610,130
  Idec Izumi Corp.                                  63,000           606,459
  Ihara Chemical Industry Co., Ltd.                 80,000           225,576
 #Iino Kaiun Kaisha, Ltd.                          177,000           887,781
 *Ikegami Tsushinki Co., Ltd.                      102,000           179,310
  i-Logistics Corp.                                 52,000           108,690
  Imasen Electric Industrial Co., Ltd.              19,900           171,976
  Impact 21 Co., Ltd.                               34,100           719,121
 *Impress Corp.                                        178           204,447
  Inaba Denki Sangyo Co., Ltd.                      47,400         1,047,742
  Inaba Seisa Kusho Co., Ltd.                       32,400           538,389
  Inabata and Co., Ltd., Osaka                     103,000           899,810
  Inageya Co., Ltd.                                 97,000           890,992
  Ines Corp.                                        94,300           847,270
  I-Net Corp.                                       18,300           129,375
 #Information Services
    International-Dentsu, Ltd.                      51,800           592,254
 *Intec Communications, Inc.                        14,000            70,727
 #Intec, Inc.                                       73,000           552,354
  Inui Steamship Co., Ltd.                          31,000           157,117
  ISE Chemicals Corp.                               38,000           155,141
 #Iseki & Co., Ltd.                                393,000           957,102
  Ishihara Sangyo Kaisha, Ltd.                     688,000         1,541,151
  Ishii Hyoki Co., Ltd.                              8,600           108,419
*#Ishii Iron Works Co., Ltd.                        52,000            84,976
*#Ishikawa Seisakusho, Ltd.                         75,000            96,036
  Ishikawajima Construction Materials
    Co., Ltd.                                       18,000            51,928
  Ishikawajima Transport Machinery Co.,
    Ltd.                                            16,000            43,700
  Ishizuka Glass Co., Ltd.                          49,000           100,216
  Itochu Enex Co., Ltd.                            166,900         1,073,274
  Itochu Shokuh Co., Ltd.                           24,400           834,333
  Itoki Crebio Corp.                                56,000           181,275
  Iwaki & Co., Ltd.                                 38,000            98,674
 #Iwasaki Electric Co., Ltd.                       142,000           467,684
  Iwatani International Corp.                      459,000         1,122,136
 *Iwatsu Electric Co., Ltd.                        166,000           341,683
 *Izuhakone Railway Co., Ltd.                          300            15,799
  Izumiya Co., Ltd.                                157,000         1,020,992
*#Izutsuya Co., Ltd.                               123,000           210,110
  Jac Holdings Co., Ltd.                            17,300           125,398
 #Jaccs Co., Ltd.                                  207,000         1,100,727

                                                    SHARES           VALUE+
                                            --------------   ---------------
 *Jalux, Inc.                                       20,600   $       373,667
  Jamco Corp.                                       41,000           207,243
*#Janome Sewing Machine Co., Ltd.                  259,000           376,595
  Japan Aviation Electronics Industry,
    Ltd.                                            21,000           192,869
 *Japan Bridge Corp.                                31,000            40,105
  Japan Business Computer Co., Ltd.                 34,000           224,168
  Japan Carlit Co., Ltd.                            28,000           184,268
 #Japan Cash Machine Co., Ltd.                      36,610         1,509,798
  Japan Digital Laboratory Co., Ltd.                59,200           628,265
  Japan Foundation Engineering Co.,
    Ltd.                                            49,200           261,734
  Japan Information Processing Service
    Co., Ltd.                                       31,800           186,496
 #Japan Kenzai Co., Ltd.                            44,840           324,429
  Japan Maintenance Co., Ltd.                       34,100           331,075
  Japan Medical Dynamic Marketing,
    Inc.                                            29,800           313,311
  Japan Oil Transportation Co., Ltd.                45,000           105,304
 #Japan Pulp and Paper Co., Ltd.                   269,000           882,819
*#Japan Radio Co., Ltd.                            240,000           839,121
  Japan Servo Co., Ltd.                             51,000           159,942
  Japan Steel Tower Co., Ltd.                       19,000            62,852
 #Japan Steel Works, Ltd.                          695,000         1,036,406
 #Japan Storage Battery Co., Ltd.                  529,000         1,096,133
 #Japan Transcity Corp.                            113,000           387,865
  Japan Vilene Co., Ltd.                           112,000           545,506
  Japan Wool Textile Co., Ltd.                     162,000           947,290
  Jastec Co., Ltd.                                  11,600           199,891
  Jeans Mate Corp.                                  15,540           163,807
 #Jeol, Ltd.                                       137,000           884,317
  Jiec Co., Ltd.                                        87            92,526
  JMS Co., Ltd.                                     49,000           150,672
  Joban Kosan Co., Ltd.                            101,000           165,669
  J-Oil Mills, Inc.                                296,000         1,043,303
  Joint Corp.                                       32,900           763,070
 #Joshin Denki Co., Ltd.                            98,000           296,715
 #Jsp Corp.                                         49,200           552,133
  Juel Verite Ohkubo Co., Ltd                       24,000            62,973
*#Jujiya Co., Ltd.                                 383,000           397,178
*#Juki Corp.                                       176,000           612,947
 *Jyomo Co., Ltd.                                   48,000           124,070
  K.R.S. Corp.                                      20,300           297,201
  Kabuki-Za Co., Ltd.                               16,000           654,089
  Kadokawa Holdings, Inc.                           27,000         1,031,369
 #Kaga Electronics Co., Ltd.                        46,200           795,167
  Kagawa Bank, Ltd.                                138,350           683,224
 #Kagome Co., Ltd.                                 143,300         1,505,254
  Kahma Co., Ltd.                                   55,900           612,248
 #Kaken Pharmaceutical Co., Ltd.                   180,000         1,131,450
 *Kakuei (L.) Corp.                                100,000               973
*#Kamagai Gumi Co., Ltd.                            87,800           189,516
  Kameda Seika Co., Ltd.                            39,000           345,961
  Kamei Corp.                                       67,000           611,107
  Kanaden Corp.                                     55,000           281,017
  Kanagawa Chuo Kotsu Co., Ltd.                    109,000           649,793
  Kanamoto Co., Ltd.                                43,000           228,396
*#Kanebo, Ltd.                                      96,200         1,144,536
 *Kanematsu Corp.                                  708,500         1,064,122
 #Kanematsu Electronics, Ltd.                       45,500           349,046
*#Kanematsu-NNK Corp.                               60,000           156,933
  Kanto Auto Works, Ltd., Yokosuka                 125,500   $     1,444,364
  Kanto Denka Kogyo Co., Ltd.                       93,000           320,095
  Kanto Natural Gas Development Co.,
    Ltd.                                           104,000           572,179
*#Kanto Tsukuba Bank, Ltd.                          45,500           262,748
  Kasai Kogyo Co., Ltd.                             59,000           195,969
  Kasei (C.I.) Co., Ltd.                            58,000           228,153
  Kasumi Co., Ltd.                                 132,000           744,366
  Katakura Chikkarin Co., Ltd.                      27,000            80,792
  Katakura Industries Co., Ltd.                     61,000           689,437
  Kato Sangyo Co., Ltd.                             70,300           916,784
 #Kato Works Co., Ltd.                              82,000           197,608
 *Katsumura Construction Co., Ltd.                  48,600            62,374
  Kawada Industries, Inc.                           76,000           205,790
*#Kawai Musical Instruments
    Manufacturing Co., Ltd.                         99,000           146,903
  Kawamoto Corp.                                     4,000            24,815
 *Kawasaki Kasei Chemicals, Ltd.                    36,000            48,848
  Kawashima Textile Manufacturers,
    Ltd.                                           126,000           167,578
  Kawasho Gecoss Corp.                              57,900           274,190
  Kawasumi Laboratories, Inc.                       26,000           178,844
  Kawatetsu Systems, Inc.                              112           149,926
  Kayaba Industry Co., Ltd.                        399,000         1,362,520
  Keihanshin Real Estate Co., Ltd.                  76,000           363,304
 #Keihin Co., Ltd.                                 100,000           201,971
  Keiiyu Co., Ltd.                                  15,000           189,122
  Keiyo Bank, Ltd.                                 375,000         1,332,159
 #Keiyo Co., Ltd.                                  139,900           579,767
 #Kentucky Fried Chicken Japan, Ltd.                55,000         1,082,310
*#Kenwood Corp.                                    570,000         1,050,340
  Key Coffee, Inc.                                  41,300           578,146
 #Kibun Food Chemifa Co., Ltd.                      49,000         1,121,104
 *Kimmon Manufacturing Co., Ltd.                    41,000            59,134
 *Kimura Chemical Plants Co., Ltd.                  27,000            65,307
  Kinki Coca-Cola Bottling Co., Ltd.               116,000         1,040,508
 *Kinki Nippon Tourist Co., Ltd.                   133,000           319,871
  Kinki Sharyo Co., Ltd., Nagaokakyo               122,000           367,930
 *Kinsho Corp.                                      21,000            71,208
 #Kinugawa Rubber Industrial Co., Ltd.             107,000           225,335
  Kioritz Corp.                                    113,000           303,705
 *Kirindo Co., Ltd.                                 10,300            83,385
  Kishu Paper Co., Ltd.                            125,000           211,388
 #Kisoji Co., Ltd.                                  42,100           638,283
  Kitagawa Iron Works Co., Ltd.                    150,000           312,951
  Kita-Nippon Bank, Ltd.                            14,206           671,051
  Kitano Construction Corp.                        124,000           278,951
  Kitazawa Sangyo Co., Ltd.                         17,500            41,127
  Kitz Corp.                                       234,000         1,286,943
  Kiyo Bank, Ltd.                                  757,000         1,499,096
  Koa Corp.                                         76,000           538,665
  Koatsu Gas Kogyo Co., Ltd.                        93,000           347,033
  Kobayashi Yoko Co., Ltd.                          16,900           331,804
  Kodensha Co., Ltd.                                14,000            43,181
  Koekisha Co., Ltd.                                 9,600           206,691
  Kohnan Shoji Co., Ltd.                            36,200           470,964
  Kohsoku Corp.                                     48,000           315,049
  Koike Sanso Kogyo Co., Ltd.                       71,000           156,036
  Koito Industries, Ltd.                            66,000           285,594
 #Kojima Co., Ltd.                                  68,400           716,704
 *Kokune Corp.                                      42,000               409

                                                    SHARES           VALUE+
                                            --------------   ---------------
  *Kokusai Kogyo Co., Ltd.                          60,000   $       182,129
   Komai Tekko, Inc.                                53,000           152,150
   Komatsu Electronics Metals Co., Ltd.             52,000           482,007
   Komatsu Seiren Co., Ltd.                         69,000           395,402
   Komatsu Wall Industry Co., Ltd.                  17,300           309,524
   Konaka Co., Ltd.                                 36,300           441,752
  #Konami Sports Corp.                              53,300         1,018,291
   Kondotec, Inc.                                   18,500           140,301
   Konishi Co., Ltd.                                32,300           307,602
   Kosaido Co., Ltd.                                34,000           254,013
  #Kosei Securities Co., Ltd.                      137,000           253,049
  #Kubotek Corp.                                       230           316,204
  #Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                         139,000           357,411
   Kurabo Industries, Ltd.                         459,000         1,002,752
   Kureha Chemical Industry Co., Ltd.              352,000         1,336,211
   Kurimoto, Ltd.                                  224,000           550,321
  #Kuroda Electric Co., Ltd.                        62,400         1,349,502
   Kuroganeya Co., Ltd.                             14,000            58,957
   Kurosaki Harima Corp.                           144,000           428,099
   Kyoden Co., Ltd.                                 93,000           616,919
   Kyodo Printing Co., Ltd.                        152,000           575,895
   Kyodo Shiryo Co., Ltd.                          145,000           204,105
   Kyoei Sangyo Co., Ltd.                           44,000           145,283
   Kyoei Tanker Co., Ltd.                           53,000           138,079
   Kyokuto Boeki Kaisha, Ltd.                       36,000           104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                 49,200           563,274
   Kyokuyo Co., Ltd.                               198,000           389,775
   Kyoritsu Maintenance Co., Ltd.                   18,100           377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                           97,000           298,255
   Kyoto Kimono Yuzen Co., Ltd.                        148           319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                           30,000            92,610
   Kyowa Exeo Corp.                                201,000         1,770,057
   Kyowa Leather Cloth Co., Ltd.                    38,800           216,450
   Kyudenko Corp.                                  140,000           686,988
  *Kyushu-Shinwa Holdings, Inc.                    576,000         1,031,869
  #Laox Co., Ltd.                                   54,000           126,392
  #Life Corp.                                       98,400         1,254,434
  *Link Consulting Associates - Japan
     Corp.                                          24,300           119,956
  *Lonseal Corp.                                    69,000            76,459
  *Look, Inc.                                       50,000           203,798
  #Macnica, Inc.                                    31,000           931,417
   Maeda Corp.                                     344,000         1,538,993
   Maeda Road Construction Co., Ltd.               182,000         1,340,810
   Maezawa Industries, Inc.                         27,700           163,356
   Maezawa Kaisei Industries Co., Ltd.              25,400           472,898
   Maezawa Kyuso Industries Co., Ltd.               25,400           351,745
  *Magara Construction Co., Ltd.                    61,000            73,923
  #Makino Milling Machine Co., Ltd.                161,000           866,709
  *Mamiya-Op Co., Ltd.                              58,000            80,837
   Marche Corp.                                     10,700           112,383
  #Mars Engineering Corp.                           44,400         1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                      54,000           113,344
  #Marubeni Telecom Co., Ltd.                          117           116,539
   Marubun Corp.                                    44,600           326,331
   Marudai Food Co., Ltd.                          214,000           428,099
  *Maruei Department Store Co., Ltd.                72,000           166,181
   Maruetsu, Inc.                                  209,000   $     1,029,423
   Maruha Group, Inc.                              477,000         1,039,428
  *Maruishi Holdings Co., Ltd.                     214,000             2,082
   Marusan Securities Co., Ltd.                    138,000           831,289
   Maruwa Co., Ltd.                                 17,500           266,956
   Maruwn Corp.                                     44,000           117,653
   Maruya Co., Ltd.                                 14,000           111,532
  #Maruyama Manufacturing Co., Inc.                 73,000           347,676
  *Maruzen Co., Ltd.                               179,000           414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                        30,000           166,398
   Maruzen Showa Unyu Co., Ltd.                    176,000           594,258
   Maspro Denkoh Corp.                              32,300           344,339
   Matsuda Sangyo Co., Ltd.                         34,500           301,701
   Matsui Construction Co., Ltd.                    40,000           156,880
  *Matsuo Bridge Co., Ltd.                          37,000            81,326
  #Matsuya Co., Ltd.                                96,000           515,272
   Matsuya Foods Co., Ltd.                          34,500           728,796
  #Matsuzakaya Co., Ltd.                           312,077         1,198,358
   Max Co., Ltd.                                   104,000         1,070,430
  *Maxvalu Tohok Co., Ltd.                          18,200           167,475
  *MEC Co., Ltd.                                    13,700           185,388
  #Megachips Corp.                                  44,400           507,314
   Meidensha Corp.                                 417,050           816,539
 *#Meiji Machine Co., Ltd.                          90,000           151,932
   Meiji Shipping Co., Ltd.                         58,000           207,405
   Meisei Industrial Co., Ltd.                      29,000           107,928
   Meito Sangyo Co., Ltd.                           45,600           713,799
   Meito Transportation Co., Ltd.                   22,000           200,770
   Meiwa Estate Co., Ltd.                           43,800           470,856
   Meiwa Industry Co., Ltd.                         15,000            47,909
  *Meiwa Trading Co., Ltd.                          55,000           124,478
   Melco Holdings, Inc.                              9,000           163,715
   Mercian Corp.                                   267,000           657,256
  *Mesco, Inc.                                      15,000            49,344
   Michinoku Bank, Ltd.                            281,000         1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.              99,000           939,161
   Milbon Co., Ltd.                                 18,900           517,922
  #Mimasu Semiconductor Industry Co.,
     Ltd.                                           38,200           510,863
   Ministop Co., Ltd.                               48,800           814,375
   Mirai Group Co., Ltd.                            49,000            95,890
   Miroku Jyoho Service Co., Ltd.                   22,500           222,677
  *Misawa Homes Holdings, Inc.                     465,900         1,273,124
   Misawa Resort Co., Ltd.                          90,000           261,851
   Mito Securities Co., Ltd.                       113,000           338,582
   Mitsuba Corp.                                    77,690           567,563
 *#Mitsubishi Cable Industries, Ltd.               277,000           322,375
  *Mitsubishi Kakoki Kaisha, Ltd.                  117,000           214,570
  #Mitsubishi Paper Mills, Ltd.                    554,000           854,506
   Mitsubishi Pencil Co., Ltd.                      61,000           522,763
   Mitsubishi Plastics, Inc.                       404,000         1,054,596
   Mitsubishi Shindoh Co., Ltd.                     82,000           182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                          253,000           379,606
   Mitsuboshi Belting, Ltd.                        153,000           580,945
   Mitsui High-Tec, Inc.                            72,900           956,456
  #Mitsui Home Co., Ltd.                           122,000           596,429
   Mitsui Knowledge Industry Co., Ltd.              20,100           172,178
 *#Mitsui Matsushima Co., Ltd.                      90,000           230,505

                                                    SHARES            VALUE+
                                            --------------   ---------------
*#Mitsui Mining Co., Ltd.                          290,000   $     1,143,356
  Mitsui Sugar Co., Ltd.                           145,000           364,639
  Mitsui-Soko Co., Ltd.                            255,000           815,206
  Mitsumi Electric Co., Ltd.                       139,400         1,539,206
  Mitsumura Printing Co., Ltd.                      60,000           355,254
  Mitsuuroko Co., Ltd.                             117,000           742,675
  Miura Co., Ltd.                                   76,600         1,228,819
  Miura Printing Corp.                              16,000            57,004
  Miyaji Engineering Group                         120,000           305,428
  Miyazaki Bank, Ltd.                              275,000         1,074,553
  Miyoshi Oil & Fat Co., Ltd.                      120,000           253,844
 #Miyuki Keori Co., Ltd.                            50,000           197,309
 #Mizuno Corp.                                     239,000           999,645
  Mochida Pharmaceutical Co., Ltd.                  44,000           262,225
 *Momiji Holdings, Inc.                                371           651,189
  Mori Seiki Co., Ltd.                             165,100         1,438,333
 #Morinaga & Co., Ltd.                             499,000         1,133,148
 *Morishita Jinton Co., Ltd.                        32,800           154,492
  Morita Corp.                                      85,000           504,647
  Moritex Corp.                                     15,000           128,682
  Morozoff, Ltd., Osaka                             50,000            99,164
  Mory Industries, Inc.                             66,000           203,892
  Mos Food Services, Inc.                           59,000           790,372
  Moshi Moshi Hotline, Inc.                          9,350           790,647
 #MR Max Corp.                                      56,300           183,791
 *Mutoh Industries, Ltd.                            78,000           208,412
  Mutow Co., Ltd.                                   38,000           187,614
  Myojo Foods Co., Ltd.                             76,000           538,970
  Mystar Engineering Corp.                          15,600            89,533
  Nabtesco Corp.                                   236,000         1,262,584
  NAC Co., Ltd.                                     13,000           148,895
 #Nachi-Fujikoshi Corp.                            433,000         1,131,868
  Nagano Bank, Ltd.                                149,000           445,575
 *Nagano Japan Radio Co., Ltd.                      27,000            43,411
  Nagatanien Co., Ltd.                              70,000           551,844
 *Naigai Co., Ltd.                                 109,000           141,706
 #Nakabayashi Co., Ltd.                             76,000           268,625
  Nakamuraya Co., Ltd.                              98,000           326,639
 *Nakano Corp.                                      49,000           112,334
 #Nakayama Steel Works, Ltd.                       203,000           775,238
  Nakayo Telecommunications, Inc.                   36,000           178,552
 #NEC Infrontia Corp.                              196,000           765,295
 #NEC Mobiling, Ltd.                                26,400           614,578
  NEC System Integration &
    Construction, Ltd.                              78,600           650,172
  NEC Tokin Corp.                                  207,000           890,751
 #Neturen Co., Ltd., Tokyo                          66,000           438,571
  New Japan Radio Co., Ltd.                         62,000           511,484
 *New Real Property KK                              43,900                 0
 #Nichia Steel Works, Ltd.                          67,900           289,231
  Nichias Corp.                                    253,000           960,377
  Nichiban Co., Ltd.                                58,000           220,885
 *Nichiboshin, Ltd.                                  1,190             1,158
  Nichiha Corp.                                     64,980           910,702
 #Nichimo Co., Ltd.                                 54,000           165,673
 *Nichimo Corp.                                    132,000           106,228
  Nichireki Co., Ltd.                               44,000           159,979
  Nichiro Corp.                                    289,000           485,250
  Nidec Tosok Corp.                                 27,800           501,908
  Nihon Dempa Kogyo Co., Ltd.                       38,300           820,568
  Nihon Eslead Corp.                                22,040           441,013
  Nihon Inter Electronics Corp.                     54,000   $       420,106
  Nihon Kagaku Sangyo Co., Ltd.                     32,000           154,853
 *Nihon Kentetsu Co., Ltd.                          27,000            54,754
  Nihon Kohden Corp.                                85,000           999,874
  Nihon Matai Co., Ltd.                             50,000           111,693
  Nihon Nohyaku Co., Ltd.                          103,000           198,990
  Nihon Parkerizing Co., Ltd.                      115,000           985,091
  Nihon Seiko Co., Ltd.                             11,000            32,355
  Nihon Shokuh Kako Co., Ltd.                       40,000           113,763
 *Nihon Spindle Manufacturing Co.,
    Ltd.                                            56,000            95,926
  Nihon Tokushu Toryo Co., Ltd.                     35,000           248,646
  Nihon Unisys, Ltd.                               125,100         1,161,086
  Niitaka Co., Ltd.                                  7,260            82,136
  Nikken Chemicals Co., Ltd.                       112,000           326,661
 #Nikkiso Co., Ltd.                                123,000           670,374
  Nikko Co., Ltd., Akashi                           66,000           213,822
  Nikko Travel Co., Ltd.                            12,200            68,354
 *Nippei Toyama Corp.                               80,000           164,519
  Nippo Corp.                                      210,000         1,248,046
 *Nippon Avionics Co., Ltd.                         40,000           129,893
  Nippon Beet Sugar Manufacturing
    Co., Ltd.                                      276,000           576,789
*#Nippon Carbide Industries Co., Inc.,
    Tokyo                                          101,000           218,215
  Nippon Carbon Co., Ltd.                          177,000           324,586
 #Nippon Ceramic Co., Ltd.                          37,000           449,596
  Nippon Chemical Industrial Co., Ltd.             161,000           544,949
  Nippon Chemi-Con Corp.                           239,000         1,228,334
*#Nippon Chemiphar Co., Ltd.                        70,000           321,517
  Nippon Chutetsukan KK                             44,000            87,958
  Nippon Concrete Industries Co., Ltd.              65,000           258,821
 *Nippon Conveyor Co., Ltd.                         43,000            53,355
 #Nippon Denko Co., Ltd.                           206,000           804,080
  Nippon Densetsu Kogyo Co., Ltd.                  118,000           613,052
  Nippon Denwa Shisetu Co., Ltd.                   104,000           369,962
 #Nippon Felt Co., Ltd.                             40,000           205,809
  Nippon Fine Chemical Co., Ltd.                    40,000           169,120
  Nippon Flour Mills Co., Ltd.                     314,000         1,366,219
 *Nippon Foil Mfg., Co., Ltd.                       21,000            47,295
  Nippon Formula Feed Manufacturing
    Co., Ltd.                                      100,000           162,881
  Nippon Gas Co., Ltd.                              81,000           629,099
  Nippon Hume Corp.                                 43,000           156,667
 *Nippon Jogesuido Sekkei Co., Ltd.                    175           246,417
  Nippon Kanzai Co., Ltd.                           37,200           575,068
*#Nippon Kasei Chemical Co., Ltd.                  186,000           377,349
*#Nippon Kinzoku Co., Ltd.                          93,000           183,237
 #Nippon Koei Co., Ltd., Tokyo                     137,000           367,077
  Nippon Konpo Unyu Soko Co., Ltd.                 137,000         1,344,347
*#Nippon Koshuha Steel Co., Ltd.                   221,000           310,964
*#Nippon Metal Industry Co., Ltd.                  319,000           584,317
  Nippon Pigment Co., Ltd.                          11,000            38,428
  Nippon Pillar Packing Co., Ltd.                   33,000           238,744
  Nippon Piston Ring Co., Ltd.                     133,000           283,717
 #Nippon Road Co., Ltd.                            177,000           360,112
 #Nippon Seiki Co., Ltd.                           104,000           921,598
  Nippon Seisen Co., Ltd.                           39,000           152,360
  Nippon Sharyo, Ltd.                              267,000           625,664
  Nippon Shinyaku Co., Ltd.                        129,000           931,242
  Nippon Signal Co., Ltd.                          109,000           551,637

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Nippon Soda Co., Ltd.                                  252,000   $    743,750
   Nippon Suisan Kaisha, Ltd.                             457,000      1,490,283
   Nippon Synthetic Chemical Industry Co., Ltd.           152,000        362,615
   Nippon System Development Co., Ltd.                     47,500        853,979
   Nippon Systemware Co., Ltd.                             20,000        141,818
  #Nippon Thompson Co., Ltd.                              131,000        762,779
   Nippon Tungsten Co., Ltd.                               44,000         95,388
   Nippon Valqua Industries, Ltd.                         141,000        345,022
 *#Nippon Yakin Kogyo Co., Ltd.                           144,500        679,432
  #Nippon Yusoki Co., Ltd.                                 49,000        157,741
  #Nishimatsu Construction Co., Ltd.                      238,000        746,400
   Nishishiba Electric Co., Ltd.                           28,000         51,707
   Nissei Corp.                                            57,600        614,465
   Nissei Plastic Industrial Co., Ltd.                     35,000        229,892
  *Nisseki House Industry Co., Ltd.                       260,000          2,529
   Nissha Printing Co., Ltd.                               81,000        999,513
  #Nisshin Fire & Marine Insurance Co., Ltd.              347,000      1,247,175
  #Nisshin Fudosan Co., Ltd.                               32,600        330,715
   Nissho Electronics Corp.                                49,900        383,506
 *#Nissho Iwai-Nichmen Holdings Corp.                     347,100      1,458,447
   Nissin Co., Ltd.                                       826,400      1,869,154
   Nissin Corp.                                           177,000        444,349
   Nissin Electric Co., Ltd.                              177,000        557,199
   Nissin Kogyo Co., Ltd.                                  39,700      1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                    74,000        143,825
  #Nissui Pharmaceutical Co., Ltd.                         34,000        206,289
   Nitchitsu Co., Ltd.                                     14,000         28,355
   Nitta Corp.                                             54,700        803,386
   Nittan Valve Co., Ltd.                                  58,000        357,876
   Nittetsu Mining Co., Ltd.                              132,000        516,474
   Nitto Boseki Co., Ltd.                                 460,000        913,118
   Nitto Electric Works, Ltd.                              79,300        755,372
   Nitto FC Co., Ltd.                                      48,000        267,900
   Nitto Flour Milling Co., Ltd.                           54,000        149,551
   Nitto Kohki Co., Ltd.                                   39,300        752,024
   Nitto Seiko Co., Ltd.                                   56,000        143,665
   Nitto Seimo Co., Ltd.                                   32,000         66,022
 *#Nittoc Construction Co., Ltd.                           61,000        123,299
   NIWS Co., Ltd.                                             498      1,206,986
   Noda Corp.                                              24,100        170,486
   NOF Corp.                                              374,000      1,270,035
   Nohmi Bosai, Ltd.                                       68,000        345,111
   Nomura Co., Ltd.                                        61,000        397,127
  #Noritake Co., Ltd.                                     320,000      1,310,538
  #Noritsu Koki Co., Ltd.                                  58,300      1,201,146
  #Noritz Corp.                                            93,400      1,360,948
   Nosan Corp.                                            201,000        448,734
   Obayashi Road Corp.                                     65,000        146,498
   Odakyu Construction Co., Ltd.                           29,000         79,991
   Odakyu Real Estate Co., Ltd.                            58,000        141,379
   Oenon Holdings, Inc.                                    89,000        229,614
  *Ohki Corp.                                              73,000            710
  *Ohmori Co., Ltd.                                        18,400         13,605
   Oie Sangyo Co., Ltd.                                    13,200         98,512
   Oiles Corp.                                             37,700        787,389
   Oita Bank, Ltd.                                        263,000      1,326,184
   Okabe Co., Ltd.                                         29,000        128,060
   Okamoto Industries, Inc.                               236,000        694,298
  *Okamoto Machine Tool Works, Ltd.                        75,000   $    220,279
   Okamura Corp.                                          207,000      1,724,568
   Okaya Electric Industries Co., Ltd.                     32,000         99,514
   Oki Electric Cable Co., Ltd.                            56,000        125,112
   Okinawa Electric Power Co., Ltd.                        27,900      1,189,055
  *OKK Corp.                                              101,000        236,475
  *Okuma and Howa Machinery, Ltd.                          69,000        155,897
  *Okuma Corp.                                            243,000        960,365
  #Okura Industrial Co., Ltd.                             107,000        689,138
   Okuwa Co., Ltd.                                         84,000        943,355
   Olympic Corp.                                           41,900        478,295
  #O-M, Ltd.                                               46,000        101,757
  *Omikenshi Co., Ltd.                                     78,000         81,258
   Ono Sokki Co., Ltd.                                     53,000        312,630
  #Onoken Co., Ltd.                                        31,000        389,455
   Organo Corp.                                           101,000        493,967
  *Orient Watch Co., Ltd.                                  12,000          4,786
   Oriental Construction Co., Ltd.                         39,000        194,546
  #Oriental Yeast Co., Ltd.                                52,000        365,301
   Origin Electric Co., Ltd.                               54,000        285,423
   Original Engineering Consultants Co., Ltd.               9,000         51,551
   Osaka Securities Finance Co., Ltd.                      54,000        158,966
   Osaka Steel Co., Ltd.                                   77,900        968,170
   Osaki Electric Co., Ltd.                                56,000        218,548
   Oyo Corp.                                               52,300        497,017
   P.S. Mitsubishi Construction Co., Ltd.                  46,500        202,692
   Pacific Industrial Co., Ltd.                            99,000        486,162
 *#Pacific Metals Co., Ltd.                               362,000      1,578,356
   Paramount Bed Co., Ltd.                                 58,000      1,537,418
   Parco Co., Ltd.                                        144,000        836,572
  *Pasco Corp.                                            135,500        355,581
   Patlite Corp.                                           16,540        305,127
   PCA Corp.                                               12,000        181,720
  *Penta-Ocean Construction Co., Ltd.                     730,000      1,166,387
  #Pentax Corp.                                           214,000        732,481
   Petrolub International Co., Ltd.                        24,800        164,224
  *PIA Corp.                                               13,200        275,789
   Pigeon Corp.                                            37,000        565,134
   Pilot Corp.                                                 65        222,005
   Piolax, Inc.                                            19,600        363,333
   Pocket Card Co., Ltd.                                   41,000        634,510
   Pokka Corp.                                             57,000        255,079
   Poplar Co., Ltd.                                        13,560        170,260
   Posful Corp.                                            36,900        224,355
  #Press Kogyo Co., Ltd.                                  185,000        631,122
  *Prima Meat Packers, Ltd.                               404,000        564,221
   Pulstec Industrial Co., Ltd.                            21,200        106,084
   Q'Sai Co., Ltd.                                         58,800        587,001
   Raito Kogyo Co., Ltd.                                   95,500        392,321
   Rasa Industries, Ltd.                                  119,000        326,421
  *Renown D'urban Holdings, Inc.                           64,800        605,870
  #Resorttrust, Inc.                                       52,900      1,426,435
   Rheon Automatic Machinery Co., Ltd.                     40,000        125,826
   Rhythm Watch Co., Ltd.                                 344,000        721,633
   Ricoh Elemex Corp.                                      35,000        204,654
   Ricoh Leasing Co., Ltd.                                 55,000      1,388,213
   Right On Co., Ltd.                                      37,600      1,124,315
   Rikei Corp.                                             22,500         68,863
  #Riken Corp.                                            193,000        804,946

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Riken Electric Wire Co., Ltd.                           20,000   $     35,199
   Riken Keiki Co., Ltd.                                   33,000        190,630
   Riken Technos Corp.                                    121,000        527,877
   Riken Vitamin Co., Ltd.                                 43,500        926,760
  #Ringer Hut Co., Ltd.                                    38,300        423,839
   Rion Co., Ltd.                                           5,000         24,253
   Rock Field Co., Ltd.                                    25,300        392,826
   Rohto Pharmaceutical Co., Ltd.                         101,000      1,133,977
   Roland Corp.                                            47,000        787,698
  #Roland DG Corp.                                         14,200        686,159
   Royal Co., Ltd.                                         76,000        990,583
   Ryobi, Ltd.                                            320,000      1,171,150
   Ryoden Trading Co., Ltd.                                81,000        474,204
   Ryosan Co., Ltd.                                        69,200      1,561,876
   Ryoyo Electro Corp.                                     59,100        859,258
   S Foods, Inc.                                           60,000        440,062
 *#S Science Co., Ltd.                                    285,000         66,361
  #S.T. Chemical Co., Ltd.                                 55,000        683,544
  *Saeki Kensetsu Kogyo Co., Ltd.                          71,000         91,529
  #Sagami Chain Co., Ltd.                                  37,000        338,150
   Sagami Co., Ltd.                                        66,000        230,978
   Sagami Rubber Industries Co., Ltd.                      15,000         42,651
  #Saibu Gas Co., Ltd.                                    683,000      1,373,989
  *Sailor Pen Co., Ltd.                                    74,000        169,054
  #Saizeriya Co., Ltd.                                     78,100      1,353,760
   Sakai Chemical Industry Co., Ltd.                      187,000        783,074
   Sakai Heavy Industries, Ltd.                            60,000        147,209
 *#Sakai Ovex Co., Ltd.                                    85,000        155,852
   Sakata Inx Corp.                                       102,000        466,881
  #Sakata Seed Corp.                                       89,400      1,087,106
  *Sakurada Co., Ltd.                                      38,000         55,312
   Sala Corp.                                              67,500        319,726
   San-Ai Oil Co., Ltd.                                   134,000        519,420
  #Sanix, Inc.                                             65,000        523,943
   Sankei Building Co., Ltd.                              102,000        612,156
   Sanki Engineering Co., Ltd.                            146,000      1,009,365
   Sanko Co., Ltd.                                         12,000         79,041
   Sanko Metal Industrial Co., Ltd., Tokyo                 54,000        108,344
   Sankyo Seiko Co., Ltd.                                  97,000        416,202
  #Sankyu, Inc., Tokyo                                    515,000      1,447,775
   Sanoh Industrial Co., Ltd.                              60,000        396,732
   Sanrio Co., Ltd.                                       136,700      1,233,896
   Sanritsu Corp.                                           5,400         42,743
   Sanshin Electronics Co., Ltd.                           57,000        417,039
   Sanyo Chemical Industries, Ltd.                        221,000      1,532,183
  #Sanyo Denki Co., Ltd.                                  103,000        470,863
  #Sanyo Electric Credit Co., Ltd.                         59,500      1,124,619
   Sanyo Engineering & Construction, Inc.                  34,000        127,909
   Sanyo Industries, Ltd., Tokyo                           48,000        119,192
  #Sanyo Shokai, Ltd.                                     248,000      1,389,383
   Sanyo Special Steel Co., Ltd.                          283,000        570,674
 *#Sasebo Heavy Industries Co., Ltd., Tokyo               267,000        352,883
  *Sata Construction Co., Ltd., Gumma                      61,000         65,542
  #Sato Corp.                                              59,300      1,466,594
   Sato Shoji Corp.                                        31,000        218,797
   Satori Electric Co., Ltd.                               27,980        353,055
   Sawafugji Electric Co., Ltd.                            31,000         79,406
  *Secom Joshinetsu Co., Ltd.                              21,400        424,105
   Secom Techno Service Co., Ltd.                          24,000   $    943,699
   Seibu Electric Industry Co., Ltd.                       31,000        143,479
  #Seijo Corp.                                             17,400        233,817
   Seika Corp.                                            145,000        346,232
  *Seikitokyu Kogyo Co., Ltd.                              86,000        125,976
  #Seiko Corp.                                            212,407      1,098,960
   Seiren Co., Ltd.                                       101,000        727,514
   Sekisui Jushi Co., Ltd.                                 84,000        493,047
   Sekisui Plastics Co., Ltd.                             165,000        547,207
   Sekiwa Real Eastate, Ltd.                               36,000        495,257
   Sekiwa Real Estate Chubu, Ltd.                          17,000        116,386
   Sekonic Corp.                                           17,000         38,724
   Senko Co., Ltd.                                        205,000        777,337
   Senshu Electric Co., Ltd.                               15,300        237,376
   Senshukai Co., Ltd.                                     87,000        683,294
   Shaddy Co., Ltd.                                        32,200        319,492
  #Shibaura Mechatronics Corp.                             79,000        583,457
   Shibusawa Warehouse Co., Ltd.                          115,000        281,510
   Shibuya Kogyo Co., Ltd.                                 54,000        456,290
  *Shikibo, Ltd.                                          155,000        192,225
   Shikoku Chemicals Corp.                                106,000        400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                    41,100        505,220
   Shimizu Bank, Ltd.                                      16,700        765,399
   Shin Nippon Air Technologies Co., Ltd.                  41,480        287,110
   Shinagawa Refractories Co., Ltd.                       104,000        281,856
  *Shindengen Electric Manufacturing Co., Ltd.            129,000        411,963
   Shin-Etsu Polymer Co., Ltd.                            144,000        895,187
   Shinkawa, Ltd.                                          36,600        684,815
   Shin-Keisei Electric Railway Co., Ltd.                  97,000        345,872
   Shinki Co., Ltd.                                        76,000        745,702
  #Shinko Electric Co., Ltd.                              257,000        692,659
   Shinko Plantech Co., Ltd.                               56,000        109,692
   Shinko Shoji Co., Ltd.                                  36,000        240,794
   Shin-Kobe Electric Machinery Co., Ltd.                  82,000        312,390
  #Shinmaywa Industries, Ltd.                             220,000        928,010
   Shinsho Corp.                                          139,000        304,238
  #Shinwa Kaiun Kaisha, Ltd.                              304,000        984,621
   Shinyei Kaisha                                          54,000        124,678
   Shiraishi Corp.                                         25,000         41,536
   Shiroki Co., Ltd.                                      148,000        357,480
   Shizuki Electric Co., Inc.                              47,000        128,273
   Shizuokagas Co., Ltd.                                  119,000        483,989
  *Sho-Bond Corp.                                          46,200        369,657
   Shobunsha Publications, Inc.                            29,300        379,676
 *#Shochiku Co., Ltd.                                     198,000      1,246,606
  #Shoei Co., Ltd.                                         28,800        451,319
   Shoei Foods Corp.                                       26,000        151,247
   Shoko Co., Ltd.                                        183,000        319,536
   Shokusan Bank, Ltd.                                     98,000        352,838
   Showa Aircraft Industry Co., Ltd.                       54,000        309,546
   Showa Corp.                                             39,500        461,584
  #Showa Electric Wire & Cable Co., Ltd., Kawasaki        373,000        488,173
  #Showa Highpolymer Co., Ltd.                             86,000        250,659
   Showa Mining Co., Ltd.                                  66,000        109,599
   Showa Sangyo Co., Ltd.                                 329,000        769,873
   Showa Tansan Co., Ltd.                                  31,000        102,087
  #Siix Corp.                                               9,000        166,192

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Silver Ox Inc.                                          30,000   $     67,691
 *#Silver Seiko, Ltd.                                     228,000         90,988
   Simree Co., Ltd.                                        11,700         54,497
   Sinanen Co., Ltd.                                      160,000        801,427
   Sintokogio, Ltd., Nagoya                               102,000        588,289
   SK Japan Co., Ltd.                                       8,250         67,686
   SMK Corp.                                              143,000        659,368
 *#Snow Brand Milk Products Co., Ltd.                     418,500      1,285,040
   Snow Brand Seed Co., Ltd.                               30,000        118,324
   SNT Corp.                                               31,000        172,093
   Soda Nikka Co., Ltd.                                    35,000        108,175
   Sodick Co., Ltd.                                        87,000        641,653
  *Sofmap Co., Ltd.                                         9,300         39,408
   Software Research Associates, Inc.                      11,400        165,872
   Sogo Medical Co., Ltd.                                   8,800        135,746
  *Sokkisha Co., Ltd.                                      40,000        101,452
   Somar Corp.                                             22,000         68,206
   Sonton Food Industry Co., Ltd.                          27,000        289,881
   Sorun Corp.                                             41,000        245,549
   Sotetsu Rosen Co., Ltd.                                 44,000        258,327
   Sotoh Co., Ltd.                                         12,000        193,052
   Space Co., Ltd.                                         22,380        207,544
 *#SPC Electronics Corp.                                   29,000        108,260
   SPK Corp.                                                7,800        109,869
   SRL, Inc.                                               33,000        380,264
  #SS Pharmaceutical Co., Ltd., Tokyo                     212,000      1,386,371
   Star Micronics Co., Ltd.                               103,000        797,139
   Starzen Corp.                                          144,000        347,121
  #Stella Chemifa Corp.                                    20,700        392,659
   Subaru Enterprise Co., Ltd.                             36,000        117,500
  #Sugi Pharmacy Co., Ltd.                                  9,200        297,311
   Sugimoto & Co., Ltd.                                    13,500        166,720
  #Sumida Corp.                                            29,790        827,862
   Suminoe Textile Co., Ltd.                              122,000        230,654
 *#Sumitomo Coal Mining Co., Ltd.                         239,500        344,053
   Sumitomo Densetsu Co., Ltd.                             50,700        211,786
  #Sumitomo Light Metal Industries, Ltd.                  541,000        869,740
  *Sumitomo Mitsui Construction Co., Ltd.                 413,600        438,288
   Sumitomo Pipe & Tube Co., Ltd.                          52,000        198,564
   Sumitomo Precision Products Co., Ltd.,
     Amagasaki City                                        84,000        272,104
   Sumitomo Seika Chemicals Co., Ltd.                     125,000        350,108
 *#Sumitomo Titanium Corp.                                 16,000        859,887
  #Sumitomo Warehouse Co., Ltd.                           254,000      1,150,432
   Sun Wave Corp.                                          80,000        301,548
   Sundrug Co., Ltd.                                        6,400        199,222
   SunTelephone Co., Ltd.                                  55,000        317,599
  #Suruga Corp.                                            15,400        279,204
  *Suzutan Co., Ltd.                                       13,200        104,721
   SXL Corp.                                              129,000        232,982
   Sysmex Corp.                                            39,800      1,585,137
  #T.Hasegawa Co., Ltd.                                    74,900      1,077,689
   Tabai Espec Corp.                                       41,000        361,271
  #Tachihi Enterprise Co., Ltd.                            23,350        905,201
   Tachikawa Corp.                                         32,300        202,764
   Tachi-S Co., Ltd.                                       42,100        573,504
   Tadano, Ltd.                                           239,000      1,134,917
   Taihei Dengyo Kaisha, Ltd.                              70,000        353,668
  *Taihei Kogyo Co., Ltd.                                 129,000        482,234
  *Taiheiyo Kouhatsu, Inc.                                 90,000   $    120,049
   Taiho Kogyo Co., Ltd.                                   42,000        426,361
   Taikisha, Ltd.                                          97,000      1,312,165
   Taisei Lamick Co., Ltd.                                  8,500        206,084
   Taisei Rotec Corp.                                     140,000        275,400
  #Taito Co., Ltd.                                         70,000        179,901
  #Taito Corp.                                                619        821,579
   Takada Kiko Co., Ltd.                                   31,000        180,878
   Takagi Securities Co., Ltd.                             94,000        246,406
   Takamatsu Corp.                                         35,800      1,138,936
   Takano Co., Ltd.                                        24,600        374,824
  *Takaoka Electric Manufacturing Co., Ltd., Tokyo        156,000        246,677
* #Taka-Q Co., Ltd.                                        34,500         72,908
  #Takara Co., Ltd.                                       224,000      1,105,376
   Takara Printing Co., Ltd.                               17,050        152,666
   Takara Standard Co., Ltd.                               36,000        212,485
  *Takarabune Corp.                                        26,000            253
   Takasago International Corp.                           172,000        822,484
   Takasago Thermal Engineering Co., Ltd.                 160,000      1,026,283
   Takashima & Co., Ltd.                                   60,000        146,988
   Takigami Steel Construction Co., Ltd.                   42,000        316,048
   Takiron Co., Ltd.                                      131,000        592,696
  #Takuma Co., Ltd.                                       163,000      1,182,717
   Tamura Corp.                                           139,000        548,876
  *Tamura Taiko Holdings, Inc.                            101,000        491,528
   Tanseisha Co., Ltd.                                     26,000        101,648
  #Tasaki Shinju Co., Ltd.                                 53,000        209,912
   Tateho Chemical Industries Co., Ltd.                    26,500         96,869
   Tatsuta Electric Wire & Cable Co., Ltd.                106,000        206,927
   Taya Co., Ltd.                                           5,000         40,021
   Tayca Corp.                                             74,000        208,016
 *#TC Properties Co., Ltd.                                579,000              0
   TCM Corp.                                              146,000        314,191
  *TDF Corp.                                               11,000         43,969
 *#Teac Corp.                                             113,000        142,447
   Techno Ryowa, Ltd.                                      32,200        181,250
   Tecmo, Ltd.                                             35,100        264,031
  #Teikoku Hormone Manufacturing Co., Ltd.                 38,000        381,925
   Teikoku Piston Ring Co., Ltd.                           63,000        562,147
   Teikoku Sen-I Co., Ltd.                                 39,000        189,347
   Teikoku Tsushin Kogyo Co., Ltd.                         89,000        362,716
   Tekken Corp.                                           289,000        481,936
   Ten Allied Co., Ltd.                                    37,000        143,129
   Tenma Corp.                                             56,400        924,761
   Teraoka Seisakusho Co., Ltd.                            29,000        250,232
   Tetra Co., Ltd., Tokyo                                  41,000        117,275
  *The Daito Bank, Ltd.                                   186,000        299,644
   The Nisshin Oillio Group, Ltd.                         346,000      1,546,584
   Three F Co., Ltd.                                       12,200         98,842
   Tigers Polymer Corp.                                    27,000        142,047
 *#Titan Kogyo KK                                          36,000         78,788
  #TKC Corp.                                               55,900        874,360
   Toa Corp.                                              341,000        552,759
   Toa Doro Kogyo Co., Ltd.                                65,000        154,735
   Toa Oil Co., Ltd.                                      145,000        256,602
  *Toabo Corp.                                             73,000         76,653

                                                           SHARES         VALUE+
                                                    -------------   ------------
  #Toagosei Co., Ltd.                                     544,719   $  1,731,079
  *Tobu Store Co., Ltd.                                    71,000        142,791
   TOC Co., Ltd.                                          119,000      1,012,297
  *Tocalo Co., Ltd.                                        14,000        424,284
   Tochigi Bank, Ltd.                                     209,000      1,151,998
   Tochigi Fuji Industrial Co., Ltd.                       51,000        163,874
   Toda Kogyo Corp.                                        84,000        329,437
   Todentu Corp.                                           57,000        162,524
   Toei Co., Ltd.                                         265,000      1,136,701
   Toenec Corp.                                           175,000        712,364
   Tohcello Co., Ltd.                                      47,000        195,781
   Toho Bank, Ltd.                                        286,000      1,052,357
   Toho Co., Ltd.                                          43,000        348,288
 *#Toho Rayon Co., Ltd.                                   239,000        699,767
   Toho Real Estate Co., Ltd.                              98,000        373,189
   Toho Titanium Co., Ltd.                                 56,000      1,370,390
   Toho Zinc Co., Ltd.                                    217,000        556,990
   Tohoku Bank, Ltd.                                      117,000        243,518
   Tohoku Misawa Homes Co., Ltd.                           24,000         86,695
  #Tohoku Pioneer Corp.                                    34,000        635,277
   Tohoku Telecommunications Construction Co., Ltd.        33,000        256,675
 *#Tohpe Corp.                                             36,000         58,331
   Tohto Suisan Co., Ltd.                                  54,000         99,613
   Tokai Carbon Co., Ltd.                                 378,000      1,351,183
  #Tokai Corp.                                            138,000        522,250
  *Tokai Kanko Co., Ltd.                                  333,000         90,809
   Tokai Konetsu Kogyo Co., Ltd.                           15,000         54,397
  *Tokai Lease Co., Ltd.                                   18,000         35,107
   Tokai Pulp & Paper Co., Ltd.                           101,000        341,339
   Tokai Senko KK, Nagoya                                  47,000         93,462
   Tokai Tokyo Securities Co., Ltd.                       529,250      1,502,965
   Tokimec, Inc.                                          152,000        287,536
   Toko Electric Corp.                                     39,000        125,212
   Toko, Inc.                                             171,000        485,068
   Tokushima Bank, Ltd.                                   134,200        884,920
   Tokushu Paper Manufacturing Co., Ltd.                   80,000        384,387
   Tokyo Biso Kogyo Corp.                                  19,000        126,900
   Tokyo Denpa Co., Ltd.                                   11,000        124,168
   Tokyo Dome Corp.                                       282,000      1,338,626
   Tokyo Electron Device, Ltd.                                144        369,448
   Tokyo Energy & Systems, Inc.                            61,000        276,077
  #Tokyo Kikai Seisakusho, Ltd.                           150,000        417,731
   Tokyo Leasing Co., Ltd.                                109,900      1,416,697
  #Tokyo Nissan Auto Sales Co., Ltd.                       97,000        268,613
   Tokyo Rakutenchi Co., Ltd.                             109,000        430,947
 *#Tokyo Rope Manufacturing Co., Ltd.                     294,000        544,776
   Tokyo Sangyo Co., Ltd.                                  36,500        110,256
   Tokyo Soir Co., Ltd.                                    34,000        103,234
 *#Tokyo Tekko Co., Ltd.                                   67,000        241,652
   Tokyo Theatres Co., Inc., Tokyo                        116,000        163,663
   Tokyo Tomin Bank, Ltd.                                  32,800        685,650
   Tokyotokeiba Co., Ltd.                                 526,000        859,550
   Tokyu Community Corp.                                   22,800        369,732
  #Tokyu Livable Inc.                                      29,300        993,059
   Tokyu Recreation Corp.                                  48,000        276,264
  #Tokyu Store Chain Corp.                                175,000        846,044
   Toli Corp.                                             106,000        256,080
   Tomato Bank, Ltd.                                      189,000        416,237
   Tomen Electronics Corp.                                 15,000        785,619
  #Tomoe Corp.                                             65,000   $    264,694
   Tomoegawa Paper Co., Ltd.                               55,000        178,154
   Tomoku Co., Ltd.                                       153,000        356,018
  #Tomy Co., Ltd.                                          36,900        538,472
   Tonami Transportation Co., Ltd.                        165,000        498,805
  #Topcon Corp.                                            85,000      1,120,146
   Topre Corp.                                             98,000        729,910
  #Topy Industries, Ltd.                                  405,000      1,465,701
   Torigoe Co., Ltd.                                       35,000        185,354
   Torii Pharmaceutical Co., Ltd.                          54,100      1,119,065
   Torishima Pump Manufacturing Co., Ltd., Osaka           47,000        262,103
   Tose Co., Ltd.                                          12,200        178,862
  #Toshiba Ceramics Co., Ltd.                             350,000      1,027,904
  #Toshiba Machine Co., Ltd.                              294,000      1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                       170,000        782,174
   Tosho Printing Co., Ltd.                               103,000        336,567
  *Totenko Co., Ltd.                                       35,000         69,369
   Totetsu Kogyo Co., Ltd.                                 53,000        214,124
  *Totoku Electric Co., Ltd., Tokyo                        62,000        111,004
  #Tottori Bank, Ltd.                                     163,000        608,627
   Touei Housing Corp.                                     49,140      1,271,417
  *Toukei Computer Co., Ltd.                               14,710        201,603
   Towa Bank, Ltd.                                        443,000        976,143
  *Towa Corp.                                              33,000        225,705
   Towa Meccs Corp.                                        75,000         84,391
 *#Towa Real Estate Development Co., Ltd.                  80,000        192,235
 *#Toyama Chemicals Co., Ltd.                             359,000      1,288,441
   Toyo Bussan Co., Ltd.                                   30,600        272,503
 *#Toyo Communication Equipment Co., Ltd.                  89,000        407,854
  *Toyo Construction Co., Ltd.                            471,000        438,494
  #Toyo Corp.                                              59,700        698,850
   Toyo Electric Co., Ltd.                                 67,000        187,328
 *#Toyo Engineering Corp.                                 473,000      1,314,742
  *Toyo Kanetsu KK                                        220,000        356,684
   Toyo Kohan Co., Ltd.                                   183,000        710,565
  #Toyo Radiator Co., Ltd.                                129,000        519,615
   Toyo Securities Co., Ltd.                              133,000        469,378
  *Toyo Shutter Co., Ltd.                                  77,000        101,573
  *Toyo Sugar Refining Co., Ltd.                           60,000         84,906
   Toyo Tire & Rubber Co., Ltd.                           387,000      1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                       118,000        226,901
  #Trans Cosmos, Inc.                                      43,800      1,497,596
   Trusco Nakayama Corp.                                   57,400        856,820
   Tsubaki Nakashima Co., Ltd.                             93,500      1,153,131
   Tsubakimoto Chain Co.                                  358,000      1,279,889
   Tsubakimoto Kogyo Co., Ltd.                             44,000        102,410
  #Tsudakoma Corp.                                        101,000        307,483
  #Tsugami Corp.                                          165,000        484,746
   Tsukamoto Co., Ltd.                                     44,000         87,538
   Tsukishima Kikai Co., Ltd.                              78,000        554,283
   Tsurumi Manufacturing Co., Ltd.                         44,000        337,935
   Tsutsumi Jewelry Co., Ltd.                              37,700      1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.                   73,000        317,752
   Tsuzuki Denki Co., Ltd.                                 36,000        132,625
   Tsuzuki Densan Co., Ltd.                                14,200         60,074
   TYK Corp.                                               67,000        181,962
   U.Store Co., Ltd.                                       55,600        567,436
   Ube Material Industries, Ltd.                          144,000        345,018

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Uchida Yoko Co., Ltd.                                   85,000   $    343,455
   Ueki Corp.                                              47,000        128,253
  #Unicafe, Inc.                                           10,360        154,028
   Unimat Offisco Corp.                                    37,500        453,961
  #Union Tool Co.                                          40,400      1,355,688
 *#Unitika, Ltd.                                          836,000        898,825
   U-Shin, Ltd.                                            40,000        277,881
   Utoc Corp.                                              68,000        168,092
   Valor Co., Ltd.                                         32,000        667,462
   Vital-Net, Inc.                                         72,100        475,548
   Wakachiku Construction Co., Ltd.                       206,000        513,072
   Wakamoto Pharmaceutical Co., Ltd.                       48,000        141,594
   Wakodo Co., Ltd.                                         4,600        171,748
   Warabeya Nichiyo Co., Ltd.                              24,860        458,079
   Watabe Wedding Corp.                                    13,200        288,790
   Watami Food Service Co., Ltd.                           72,200        560,781
   Weathernews, Inc.                                       15,800        121,676
  *Wondertable, Ltd.                                        8,000         10,282
   Wood One Co., Ltd.                                      86,000        674,054
   Xebio Co., Ltd.                                         21,100        639,507
   XNET Corp.                                                  57        164,926
   Yahagi Construction Co., Ltd.                           59,000        222,693
   Yaizu Suisankagaku Industry Co., Ltd.                   20,100        198,379
   Yamagata Bank, Ltd.                                    329,000      1,541,108
   Yamaichi Electronics Co., Ltd.                          28,400        333,902
   Yamamura Glass Co., Ltd.                               212,000        481,365
  #Yamatake Corp.                                         127,300      1,337,454
 *#Yamatane Corp.                                         131,000        188,966
   Yamato Corp.                                            36,000        156,788
   Yamato International, Inc.                              43,000        271,723
   Yamato Kogyo Co., Ltd.                                 118,000      1,585,473
   Yamaura Corp.                                           19,000         48,985
   Yamazen Co., Ltd.                                      160,000        491,749
   Yaoko Co., Ltd.                                         36,800        701,298
   Yaskawa Information Systems Corp.                       11,700        106,421
   Yasuda Warehouse Co., Ltd.                              61,000        363,477
   Ye Data, Inc.                                           25,000         69,216
   Yellow Hat, Ltd., Tokyo                                 39,600        332,294
  #Yodogawa Steel Works, Ltd.                             338,000      1,601,522
   Yokogawa Bridge Corp.                                   74,400        463,833
  #Yokohama Reito Co., Ltd.                                80,000        520,388
   Yokowo Co., Ltd.                                        32,300        380,980
   Yomeishu Seizo Co., Ltd.                                52,000        407,900
   Yomiuri Land Co., Ltd.                                 157,000        479,385
   Yondenko Corp.                                          63,800        305,420
   Yonekyu Corp.                                           51,000        557,404
   Yonex Co., Ltd.                                         41,000        356,489
   Yorozu Corp.                                            34,100        278,088
   Yoshimoto Kogyo Co., Ltd.                               60,000        540,886
   Yuasa Funashoku Co., Ltd.                               69,000        152,137
  *Yuasa Trading Co., Ltd.                                274,000        478,215
  *Yuken Kogyo Co., Ltd.                                   60,000        165,981
   Yuki Gosei Kogyo Co., Ltd.                              31,000        103,880
  #Yukiguni Maitake Co., Ltd.                              35,600        269,664
   Yuraku Real Estate Co., Ltd.                            95,000        347,649
   Yurtec Corp.                                           148,000        721,300
  #Yushin Precision Equipment Co., Ltd.                    25,740        387,156
   Yushiro Chemical Industry Co., Ltd.                     24,000        374,690
  *Z-Plus Holdings Co., Ltd.                               52,000        154,794
   Zenrin Co., Ltd.                                        63,700   $    783,837
  #Zensho Co., Ltd.                                        24,600        630,296
  #Zeria Pharmacetical Co., Ltd.                           81,000        790,626
  #Zuken, Inc.                                             51,100        489,509
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost $623,310,440)                                                592,082,308
                                                                    ------------

INVESTMENT IN CURRENCY -- (0.8%)
*Japanese Yen
  (Cost $6,262,627)                                                    6,275,614
                                                                    ------------

RIGHTS/WARRANTS -- (0.0%)
*BSL Corp. Bonus Warrants 01/31/05                         42,190              0
*Kanematsu Corp. Warrants 03/31/06                         20,125              0
                                                                    ------------

TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                    0
                                                                    ------------

TOTAL -- JAPAN
  (Cost $629,573,067)                                                598,357,922
                                                                    ------------

                                                        FACE
                                                       AMOUNT
                                                    -------------
                                                        (000)
TEMPORARY CASH
  INVESTMENTS -- (22.5%)
 Repurchase Agreement, Deutsche
   Bank Securities & Mizuho Securities
   USA 1.96%, 12/01/04 (Collateralized
   by $167,173,427 U.S. Treasury
   Notes & STRIPS, rates ranging from
   1.625% to 11.75%, maturities ranging
   from 03/31/05 to 11/15/29, valued at
   $169,079,214) to be repurchased at
   $166,188,246
   (Cost $166,179,198)^                             $     166,179    166,179,198
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $7,650,000
   FNMA Notes 2.95%, 11/14/07,
   valued at $7,660,733) to be
   repurchased at $7,555,395
   (Cost $7,555,000)                                        7,555      7,555,000
                                                                    ------------

TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $173,734,198)                                               173,734,198
                                                                    ------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $803,307,265)                                               $772,092,120
                                                                    ============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
AUSTRALIA -- (41.5%)
COMMON STOCKS -- (41.3%)
  Adelaide Bank, Ltd.                                    169,045   $    1,319,609               0.5%
#*Austar United Communications, Ltd.                   2,120,181        1,474,613               0.5%
  Australian Pharmaceutical Industries, Ltd.             456,731        1,202,012               0.4%
  Australian Pipeline Trust                              491,831        1,182,424               0.4%
 #Bank of Queensland, Ltd.                               221,092        1,816,634               0.6%
  Centennial Coal, Ltd.                                  464,685        1,446,281               0.5%
 #Coates Hire, Ltd.                                      371,530        1,303,482               0.5%
  Cochlear, Ltd.                                          97,156        1,768,754               0.6%
  Corporate Express Australia, Ltd.                      320,507        1,398,598               0.5%
 #DCA Group, Ltd.                                        509,294        1,322,469               0.5%
  Downer Group, Ltd.                                     513,745        1,778,260               0.6%
 #Futuris Corp., Ltd.                                  1,170,799        1,910,497               0.7%
 #Great Southern Plantations, Ltd.                       437,017        1,278,184               0.5%
 #Gunns, Ltd.                                            602,832        1,958,402               0.7%
  GWA International, Ltd.                                490,586        1,243,414               0.4%
 *Hardman Resources NL                                   977,372        1,354,713               0.5%
  Iluka Resources, Ltd.                                  398,111        1,799,395               0.6%
 #Jones (David), Ltd.                                    707,771        1,265,632               0.5%
  Macquarie Goodman Management, Ltd.                     465,692        1,272,113               0.5%
 #McGuigan Simeon Wines, Ltd.                            291,513        1,186,362               0.4%
 *Minara Resources, Ltd.                                 846,370        1,421,569               0.5%
  Nufarm, Ltd.                                           287,774        1,835,428               0.7%
 *Oxiana, Ltd.                                         2,124,170        1,710,523               0.6%
  Primary Health Care, Ltd.                              196,419        1,214,515               0.4%
  Ramsay Health Care, Ltd.                               230,574        1,316,240               0.5%
  Reece Australia, Ltd.                                  185,260        1,677,477               0.6%
  Seven Network, Ltd.                                    319,923        1,555,996               0.6%
 #SFE Corp., Ltd.                                        225,787        1,432,702               0.5%
  Sigma Co., Ltd.                                        256,868        1,851,638               0.7%
  Sims Group, Ltd.                                       150,718        2,079,144               0.7%
  Smorgon Steel Group, Ltd.                            1,498,240        1,388,420               0.5%
 #Southern Cross Broadcasting (Australia), Ltd.          103,651        1,240,178               0.4%
 #Spotless Group, Ltd.                                   377,303        1,440,908               0.5%
  Transfield Services, Ltd.                              258,722        1,237,451               0.4%
  Worley Group, Ltd.                                     283,762        1,197,893               0.4%
  Other Securities                                                     78,889,798              27.8%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $98,124,864)                                                  130,771,728              46.2%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.1%)
*Australian Dollar
 (Cost $387,262)                                                          409,212               0.1%
                                                                   --------------   ---------------

PREFERRED STOCKS -- (0.1%)
 Other Securities
 (Cost $205,920)                                                          213,396               0.1%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $98)                                                                 6,448               0.0%
                                                                   --------------   ---------------

TOTAL -- AUSTRALIA
  (Cost $98,718,144)                                                  131,400,784              46.4%
                                                                   --------------   ---------------

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
HONG KONG -- (22.8%)
COMMON STOCKS -- (22.8%)
  Silver Grant International Industries, Ltd.          2,087,000   $    1,197,451               0.4%
  Other Securities                                                     70,743,938              25.0%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $86,108,792)                                                   71,941,389              25.4%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Hong Kong Dollars
 (Cost $83,186)                                                            83,337               0.1%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                                 32,395               0.0%
                                                                   --------------   ---------------

TOTAL -- HONG KONG
 (Cost $86,191,978)                                                    72,057,121              25.5%
                                                                   --------------   ---------------

SINGAPORE -- (16.8%)
COMMON STOCKS -- (16.8%)
 Chuan Hup Holdings, Ltd.                              4,385,000        1,737,907               0.6%
#Ges International, Ltd.                               2,909,000        1,249,732               0.4%
 Goodpack, Ltd.                                        1,592,000        1,155,703               0.4%
#Hotel Properties, Ltd.                                1,675,000        1,176,148               0.4%
 IDT Holdings, Ltd.                                      718,000        1,169,448               0.4%
#Jaya Holdings, Ltd.                                   2,733,000        1,699,154               0.6%
 MCL Land, Ltd.                                        1,427,000        1,261,180               0.5%
 Straits Trading Co., Ltd.                             1,117,200        1,501,418               0.5%
 WBL Corp., Ltd.                                         647,000        1,302,552               0.5%
 Other Securities                                                      40,972,780              14.5%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $56,843,330)                                                   53,226,022              18.8%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Singapore Dollars
 (Cost $66,214)                                                            66,513               0.0%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                                  1,534               0.0%
                                                                   --------------   ---------------

TOTAL -- SINGAPORE
  (Cost $56,909,544)                                                   53,294,069              18.8%
                                                                   --------------   ---------------

NEW ZEALAND -- (6.7%)
COMMON STOCKS -- (6.7%)
 New Zealand Refining Co., Ltd.                           84,779        1,782,262               0.6%
 Port of Tauranga, Ltd.                                  541,952        2,185,411               0.8%
 Sanford, Ltd.                                           418,047        1,422,689               0.5%
 Steel & Tube Holdings, Ltd.                             379,638        1,260,100               0.4%
 Waste Management NZ, Ltd.                               430,471        1,706,521               0.6%
 Other Securities                                                      12,966,272               4.6%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $11,977,485)                                                   21,323,255               7.5%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*New Zealand Dollar
 (Cost $14,838)                                                            14,954               0.0%
                                                                   --------------   ---------------

TOTAL -- NEW ZEALAND
  (Cost $11,992,323)                                                   21,338,209               7.5%
                                                                   --------------   ---------------

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Other Securities                                                  $      151,892               0.1%
                                                                   --------------   ---------------

TOTAL -- MALAYSIA
  (Cost $1,212,987)                                                       151,892               0.1%
                                                                   --------------   ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 Other Securities
 (Cost $0)                                                                      0               0.0%
                                                                   --------------   ---------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (12.1%)
 Repurchase Agreement, Deutsche Bank Securities
  1.95%, 12/01/04 (Collateralized by $37,206,292
  U.S. Treasury Note 1.625%, 03/31/05, valued at
  $37,129,275) to be repurchased at $37,131,286
  (Cost $37,129,275)^                               $     37,129       37,129,275              13.1%
 Repurchase Agreement, PNC Capital Markets, Inc.
  1.88%, 12/01/04 (Collateralized by $1,372,000
  FNMA Notes 2.95%, 11/14/07, valued at
  $1,373,925) to be repurchased at $1,355,071
  (Cost $1,355,000)                                        1,355        1,355,000               0.5%
                                                                   --------------   ---------------

TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $38,484,275)                                                   38,484,275              13.6%
                                                                   --------------   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $293,509,251)                                              $  316,726,350             111.9%
                                                                   ==============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 #   Total or Partial Securities on Loan.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ^   Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                           SHARES         VALUE+
                                                    -------------   ------------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                         50,375   $    138,106
   600 Group P.L.C.                                       100,910        130,855
   Abacus Group P.L.C.                                     77,082        353,138
   Abbeycrest P.L.C.                                       42,590         52,689
   Abbot Group P.L.C.                                     295,728      1,214,140
   Aberdeen Asset Management P.L.C.                       420,124        819,199
   Acal P.L.C.                                             37,689        283,773
  *Acambis P.L.C.                                         159,373        782,749
   AEA Technology P.L.C.                                   95,244        321,344
   AGA Food Service Group P.L.C.                          199,923        977,815
   Aggreko P.L.C.                                         439,570      1,289,549
   Air Partner P.L.C.                                      15,611        136,297
  *Airflow Streamlines P.L.C.                              20,500         22,924
   Airsprung Furniture Group P.L.C.                        58,000         53,770
   Alba P.L.C.                                            105,025      1,359,958
   Alexandra P.L.C.                                        86,243        164,323
   Alexon Group P.L.C.                                    116,632        719,418
  *Alizyme P.L.C.                                         257,044        635,568
   Alpha Airports Group P.L.C.                            392,541        698,813
   Alphameric P.L.C.                                      172,688        242,416
  *Alterian P.L.C.                                         57,131        102,075
   Alumasc Group P.L.C.                                   100,245        310,984
  *Amberley Group P.L.C.                                  200,000         43,289
   Amec P.L.C.                                             49,000        277,290
   Amstrad P.L.C.                                         149,652        494,096
  *Anglesey Mining P.L.C.                                  55,000          4,205
   Anglo Eastern Plantations P.L.C.                        87,249        278,551
   Anglo Pacific Group P.L.C.                             143,361        268,823
  *Anite Group P.L.C.                                     638,587        650,431
  *Antisoma P.L.C.                                        389,246        122,839
  *API Group P.L.C.                                        57,134        107,287
  *Applied Optical Technologies P.L.C.                     75,383         33,797
  *ARC International P.L.C.                               228,396        141,755
  *Arena Leisure P.L.C.                                 1,136,685        804,074
  *Argonaut Games, Ltd.                                   100,000          5,973
   Arla Foods UK P.L.C.                                 1,658,226      1,709,118
   Arm Holdings P.L.C.                                    127,000        249,102
   Arriva P.L.C.                                          129,697      1,214,708
  *Ashtead Group P.L.C.                                   542,850        832,883
   Ashtenne Holdings P.L.C.                                51,168        376,604
  *Aston Villa P.L.C.                                       8,000         50,682
   Atkins (WS) P.L.C.                                     160,065      2,156,570
   Atrium Underwriting P.L.C.                              88,040        325,541
   Austin Reed Group P.L.C.                                68,999        170,128
   Autologic Holdings P.L.C.                               72,986        412,105
  *Autonomy Corp. P.L.C.                                  188,658        546,229
   Avesco P.L.C.                                           29,998         54,356
   Aveva Group P.L.C.                                      31,324        381,926
   Avis Europe P.L.C.                                   1,767,228      2,178,902
   Avon Rubber P.L.C.                                      40,705        159,241
  *AWG P.L.C.                                              16,000        230,043
  *Axis-Shield P.L.C.                                      68,430        290,991
   Axon Group P.L.C.                                       88,403        243,486
   Babcock International Group P.L.C.                     383,561        933,647
   Baggeridge Brick P.L.C.                                 98,000        270,334
  *Bailey (C.H.) P.L.C.                                   109,500         41,862
  *Bailey (C.H.) P.L.C. Class B                            10,000   $     20,071
  *Baltimore Technologies P.L.C.                           60,656         12,192
   Barr (A.G.) P.L.C.                                      43,000        608,183
   Beale P.L.C.                                            22,161         29,013
   Beattie (James) P.L.C.                                 132,247        325,893
  *Bede P.L.C.                                            105,978         79,496
   Belhaven Brewery Group P.L.C.                           42,948        358,945
   Bellway P.L.C.                                         127,364      1,733,467
   Ben Bailey P.L.C.                                       26,000        186,863
   Bespak P.L.C.                                           55,918        505,445
  *Biocompatibles International P.L.C.                     54,080        250,459
  *Bioquell P.L.C.                                         50,194        123,878
   Biotrace International P.L.C.                           75,000        118,206
   Birse Group P.L.C.                                     421,901        118,886
   Black Arrow Group P.L.C.                                56,500         65,340
   Blacks Leisure Group P.L.C.                             60,959        564,069
   Bloomsbury Publishing P.L.C.                           101,005        526,846
  *BNB Resources P.L.C.                                    89,395         23,081
   Body Shop International P.L.C.                         583,233      1,945,493
   Bodycote International P.L.C.                          481,180      1,461,431
   Boot (Henry) P.L.C.                                     71,794        602,306
   Bovis Homes Group P.L.C.                               218,408      2,104,941
   BPP Holdings P.L.C.                                    106,500        676,599
  *Bradstock Group P.L.C.                                   5,200          4,373
  *Braemar Seascope Group P.L.C.                           29,642        227,951
   Brammer P.L.C.                                         119,123        376,785
   Brandon Hire P.L.C.                                     51,098        145,120
   Brewin Dolphin Holdings P.L.C.                         361,518        657,882
   Bristol Water Group P.L.C.                              35,257        347,387
   Britannic P.L.C.                                       261,455      2,074,864
   British Polythene Industries P.L.C.                     56,740        348,179
   British Vita P.L.C.                                    370,957      1,899,449
   Brixton P.L.C.                                         296,900      1,832,218
   Broadcastle P.L.C.                                      74,468        106,700
  *Brown & Jackson P.L.C.                                 748,566        873,398
   Brown (N) Group P.L.C.                                 562,850      1,439,968
   BSS Group P.L.C.                                        47,905        753,625
  *BTG P.L.C.                                             255,913        461,860
   Burtonwood Brewery P.L.C.                               38,000        342,496
   Business Post Group P.L.C.                             157,099      1,772,371
   BWD Securities P.L.C.                                   40,834        384,288
   Caffyns P.L.C.                                           6,000         78,465
 * Cambridge Antibody Technology Group P.L.C.              71,681        819,889
   Capital & Regional P.L.C.                              105,849      1,274,820
   Capital Radio P.L.C.                                   117,032        905,576
   Carclo P.L.C.                                          100,463         89,078
   Care UK P.L.C.                                          90,334        640,443
   Carillion P.L.C.                                       349,691      1,506,829
  *Carlisle Holdings, Ltd.                                  8,709         58,164
   Carpetright P.L.C.                                     125,839      2,621,990
   Carr's Milling Industries P.L.C.                        19,000        169,694
   Castings P.L.C.                                         79,000        258,887
  *Celtic P.L.C.                                           40,759         40,070
  *Cenes Pharmaceuticals P.L.C.                           298,612         41,460
   Chamberlin & Hill P.L.C.                                18,000         71,181
   Chapelthorpe P.L.C.                                    646,612        250,895
   Character Group P.L.C.                                  97,314        151,805

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Charles Taylor Consulting P.L.C.                        67,918   $    306,829
  *Charter P.L.C.                                         262,215      1,032,711
  *Che Group P.L.C.                                        51,533         42,357
   Chemring Group P.L.C.                                   51,708        432,962
   Chesnara P.L.C.                                         92,900        176,246
  *Chime Communications P.L.C.                            354,020        191,244
   Chloride Group P.L.C.                                  485,500        473,658
   Christie Group P.L.C.                                   53,263         96,791
   Chrysalis Group P.L.C.                                 328,544      1,105,344
   Churchill China P.L.C.                                  30,000        142,056
   City North Group P.L.C.                                 33,044        140,100
   City Restaurant Group P.L.C.                           307,772        640,215
   Clarkson (Horace) P.L.C.                                44,733        666,848
  *Clinical Computing P.L.C.                               46,666         26,945
   Clinton Cards P.L.C.                                   433,380        779,242
  *CLS Holdings P.L.C.                                    166,734      1,233,210
   CML Microsystems P.L.C.                                 28,361        198,833
   Colefax Group P.L.C.                                    60,000        112,396
   Collins Stewart Tullett P.L.C.                         137,946        991,481
  *Colt Telecom Group P.L.C.                            2,574,360      2,179,450
   Comino Group P.L.C.                                     23,596         92,987
   Communisis P.L.C.                                      237,134        506,033
   Compel Group P.L.C.                                     48,999         86,561
   Computacenter P.L.C.                                   452,614      2,344,536
  *Cookson Group P.L.C.                                 2,842,939      1,833,181
   Coral Products P.L.C.                                   50,000         36,940
   Corin Group P.L.C.                                      58,244        379,616
  *Corporate Services Group P.L.C.                      1,704,859        220,963
   Cosalt P.L.C.                                           30,700        197,716
  *Costain Group P.L.C.                                 1,176,378        950,197
  *Country & Metropolitan P.L.C.                           40,047        143,662
   Countryside Property P.L.C.                            124,717        679,624
   Countrywide P.L.C.                                     185,800      1,059,253
   Courts P.L.C.                                          110,722         28,712
   Cox Insurance Holdings P.L.C.                          609,714        999,115
   Cranswick P.L.C.                                        60,394        537,862
   Crest Nicholson P.L.C.                                 267,250      1,728,916
   Creston P.L.C.                                          28,278         80,413
   Croda International P.L.C.                             235,353      1,442,138
   Cropper (James) P.L.C.                                  22,000         67,333
  *Culver Holdings P.L.C.                                     338             65
   Daejan Holdings P.L.C.                                  25,000      1,302,730
   Dairy Crest Group P.L.C.                               206,634      1,645,883
  *Dana Petroleum P.L.C.                                  126,354        986,759
  *Danka Business Systems P.L.C.                          367,079        280,673
   Dart Group P.L.C.                                       74,000        470,116
  *Datamonitor P.L.C.                                      98,643        221,570
   Davis Service Group P.L.C.                             227,016      1,710,600
   Dawson Holdings P.L.C.                                 122,588        392,161
  *Dawson International P.L.C.                            100,688         18,274
   De La Rue P.L.C.                                       302,052      1,942,489
   Dechra Pharmaceiticals P.L.C.                           76,357        264,090
   Dee Valley Group P.L.C.                                  4,214         59,941
   Delta P.L.C.                                           289,145        533,929
   Deltron Electronics P.L.C.                              73,691        121,895
  *Densitron International P.L.C.                          74,175         21,627
   Derwent Valley Holdings P.L.C.                          96,752      1,817,582
   Detica Group P.L.C.                                     32,953        443,893
   Development Securities P.L.C.                           57,390        437,734
   DeVere Group P.L.C.                                    132,501      1,109,968
   Devro P.L.C.                                           229,507        520,648
   Dewhurst P.L.C.                                          9,000   $     22,020
   Dewhurst P.L.C. Class A Non-Voting                      15,500         33,332
   Dicom Group P.L.C.                                      38,035        583,273
  *Dimension Data Holdings P.L.C.                         939,000        600,575
   Diploma P.L.C.                                          40,758        463,140
   Domestic & General Group P.L.C.                         66,440        777,583
   Domino Printing Sciences P.L.C.                        355,935      1,667,360
   Domnick Hunter Group P.L.C.                             51,942        389,316
  *Dowding & Mills P.L.C.                                 336,440         69,063
   DRS Data Research Services P.L.C.                       26,825         17,811
   DTZ Holdings P.L.C.                                    114,500        418,857
  *Duelguide Units P.L.C.                                   3,971         40,822
  *Durlacher Corp. P.L.C.                                  15,272         18,310
   Dyson Group P.L.C.                                      44,875        295,835
   East Surrey Holdings P.L.C.                            234,414      1,677,200
  *Easyjet P.L.C.                                       1,068,671      3,799,438
  *Easynet Group P.L.C.                                   179,628        250,460
  *Easyscreen P.L.C.                                       72,275         25,226
  *Ebookers P.L.C.                                        109,492        649,572
  *Edinburgh Oil & Gas P.L.C.                              68,779        242,615
  *Eidos P.L.C.                                           200,222        306,085
   Eleco P.L.C.                                           104,685         56,650
   Electronic Data Processing P.L.C.                       55,200         75,914
  *Elementis P.L.C.                                       721,332        445,594
  *Emerald Energy P.L.C.                                   72,830        184,999
  *Emess P.L.C.                                           350,042         56,037
   Ennstone P.L.C.                                        522,823        354,736
  *Enodis P.L.C.                                          631,211      1,212,742
  *Entertainment Rights P.L.C.                            633,958        179,379
  *Erinaceous Group P.L.C.                                 54,863        175,611
  *Eurodis Electron P.L.C.                              1,230,802         44,010
   Euromoney Institutional Investors P.L.C.               205,774      1,646,143
  *European Colour P.L.C.                                  82,090         28,637
   European Motor Holdings P.L.C.                         118,325        455,655
   Expro International Group P.L.C.                       117,277        818,589
   Fenner P.L.C.                                          193,713        481,555
  *Ferguson International Holdings P.L.C.                  89,105         40,878
   Ferraris Group P.L.C.                                   63,540        134,979
  *Fibernet Group P.L.C.                                   86,796        130,145
  *FII Group P.L.C.                                        41,166          5,311
   Filtronic P.L.C.                                       117,386        439,103
  *Financial Objects P.L.C.                                 7,000          7,622
   Findel P.L.C.                                          142,288      1,176,618
   First Choice Holidays P.L.C.                           862,478      2,273,502
   First Technology P.L.C.                                128,111        870,531
   Fisher (James) & Sons P.L.C.                            89,846        487,131
   FKI P.L.C.                                             773,617      1,960,963
   Forminster P.L.C.                                       43,333         14,918
   Forth Ports P.L.C.                                     142,983      3,550,158
   Fortress Holdings P.L.C.                               120,728         66,347
  *Fortune Oil P.L.C.                                   3,248,130        481,247
   Freeport P.L.C.                                         53,348        399,963
   French Connection Group P.L.C.                         284,510      1,401,332
   Fuller, Smith & Turner P.L.C. Series A                  20,000        273,106
   Fulmar P.L.C.                                          107,500        169,255
   Future Network P.L.C.                                  456,752        554,120
   Galliford Try P.L.C.                                   517,870        519,638
   Game Group P.L.C.                                      534,000        695,627
   Games Workshop Group P.L.C.                             43,442        683,081

                                                           SHARES         VALUE+
                                                    -------------   ------------
  *Garton Engineering P.L.C.                               10,248   $          0
  *Gaskell P.L.C.                                          36,000          6,523
   GB Group P.L.C.                                        250,000        106,125
   Geest P.L.C.                                           142,649      1,594,049
  *Genetix Group P.L.C.                                    92,497         83,210
   Get Group P.L.C.                                        20,485        100,829
   Gibbs & Dandy P.L.C.                                    13,681         86,364
   Gleeson (M.J.) Group P.L.C.                            112,355        435,216
  *Global Natural Energy P.L.C.                            11,004         39,936
  *Glotel P.L.C.                                           49,741        106,962
   Go-Ahead Group P.L.C.                                   93,733      2,467,617
   Goldshield Group P.L.C.                                 49,104        203,047
   Gowrings P.L.C.                                          5,000          9,702
   Grainger Trust, Ltd.                                    48,556      1,605,432
   Great Portland Estates P.L.C.                          307,973      1,885,208
   Greene King P.L.C.                                      92,950      2,119,838
  *Greenwich Resources P.L.C.                             438,664         24,107
   Greggs P.L.C.                                           26,000      1,813,289
  *Gresham Computing P.L.C.                                75,530        494,979
   Group 4 Securicor P.L.C.                               290,000        701,233
   Guiness Peat Group P.L.C.                            1,137,590      1,720,268
   GWR Group P.L.C.                                       225,354        972,066
  *Gyrus Group P.L.C.                                     153,080        648,490
   Halma P.L.C.                                           642,966      1,917,779
   Halstead (James) Group P.L.C.                           52,208        618,369
  *Hampson Industries P.L.C.                              250,757        104,357
  *Hampton Trust P.L.C.                                   232,050          6,099
   Hardy Underwriting Group P.L.C.                         46,683        212,008
   Hardys & Hansons P.L.C.                                 48,000        507,711
  *Harvey Nash Group P.L.C.                               183,750        280,425
   Havelock Europa P.L.C.                                  40,813        102,225
  *Hawtin P.L.C.                                          196,500         46,088
   Haynes Publishing Group P.L.C.                          14,703         98,413
   Headlam Group P.L.C.                                   152,974      1,155,721
   Heath (Samuel) & Sons P.L.C.                             7,500         68,814
   Helical Bar P.L.C.                                      46,000        936,968
   Helphire Group P.L.C.                                  173,986        721,590
  *Heywood Williams Group P.L.C.                          140,400        236,528
   Highbury House Communications P.L.C.                   439,166         75,515
   Highway Insurance Holdings P.L.C.                      467,933        288,406
   Hill & Smith Holdings P.L.C.                           108,912        249,744
   Hiscox P.L.C.                                          419,927      1,275,894
   Hit Entertainment P.L.C.                               273,440      1,358,459
   Hitachi Capital (UK) P.L.C.                            124,239        566,435
   Holidaybreak P.L.C.                                     92,974        990,471
   Homeserve P.L.C.                                       101,138      1,301,792
  *Homestyle Group P.L.C.                                  94,472        231,838
   Hornby P.L.C.                                           50,000        252,017
   House of Fraser P.L.C.                                 427,439        862,749
   Hunting P.L.C.                                         223,174        774,564
   Huntleigh Technology P.L.C.                             90,597        722,724
   Huntsworth P.L.C.                                      480,401        187,882
   Hyder Consulting P.L.C.                                 16,308         49,097
  *Hydro International P.L.C.                              17,669         33,677
  *IAF Group P.L.C.                                        30,000          9,749
   ICM Computer Group P.L.C.                               37,114        251,703
   IFX Group P.L.C.                                        34,486         64,594
  *Imagination Technologies Group P.L.C.                  266,048        343,287
  *IMS Group P.L.C.                                        75,000          6,451
   Incepta Group P.L.C.                                   280,643   $    364,712
   Inchcape P.L.C.                                         19,200        600,018
   Incisive Media P.L.C.                                  137,054        347,359
   Independent Media Distribution P.L.C.                   21,621         28,719
  *Industrial & Commercial Holdings P.L.C.                  5,000            143
   Infast Group P.L.C.                                    301,224        108,006
  *Intec Telecom Systems P.L.C.                           654,113        842,657
   Intelek P.L.C.                                          99,880         16,654
   Intertek Group P.L.C.                                   70,100        944,505
   Intserve P.L.C.                                        179,459      1,079,584
  *Invensys P.L.C.                                      5,864,457      1,956,999
   Inveresk P.L.C.                                        150,000         27,318
  *IQE P.L.C.                                             107,400         20,993
   ISIS Asset Management P.L.C.                           268,751      1,219,903
   Isoft Group P.L.C.                                     210,764      1,552,064
   Isotron P.L.C.                                          50,325        459,195
   Ite Group P.L.C.                                       518,511        814,990
   Itnet P.L.C.                                           115,160        596,105
  *Itouch International P.L.C.                            615,741        397,312
  *Jarvis Porter Group P.L.C.                              99,894         19,095
   JJB Sports P.L.C.                                      448,783      1,741,970
   JKX Oil and Gas P.L.C.                                 264,746        615,117
   John David Group P.L.C.                                114,500        431,925
   Johnson Service Group P.L.C.                           125,535        950,615
  *Kalamazoo Computer Group P.L.C.                         56,120          1,877
   KBC Advanced Technologies P.L.C.                        68,734         48,500
   Keller Group P.L.C.                                    123,128        571,421
   Kensington Group P.L.C.                                 98,187        786,076
  *Kewill Systems P.L.C.                                  128,018        158,804
   Kidde P.L.C.                                           232,000        672,558
   Kier Group P.L.C.                                       63,370        847,229
   Kiln P.L.C.                                            383,129        589,623
  *Kingston Communications P.L.C.                         850,036      1,001,415
   Kleeneze P.L.C.                                        109,256        271,087
  *Knowledge Support Systems Group P.L.C.                  25,000            382
   La Fitness P.L.C.                                       53,738        210,933
   Laing (John) P.L.C.                                    353,630      1,602,032
   Laird Group P.L.C.                                     291,676      2,037,150
   Lambert Howarth Group P.L.C.                            43,203        234,725
  *Lastminute.com P.L.C.                                  504,477        990,057
   Latchways P.L.C.                                        15,838        124,842
  *Laura Ashley Holdings P.L.C.                         2,505,661        658,049
   Lavendon Group P.L.C.                                   61,795        173,246
   Lincat Group P.L.C.                                     19,000        144,081
   Linton Park P.L.C.                                      39,000        275,647
   Linx Printing Technologies P.L.C.                       27,000        280,553
   Litho Supplies P.L.C.                                   20,000         18,559
  *London Clubs International P.L.C.                      332,581        873,851
   London Industrial P.L.C.                                30,631      1,188,765
   London Merchant Securities P.L.C.                      597,381      2,287,338
   London Scottish Bank P.L.C.                            263,000        646,741
   Lookers P.L.C.                                          63,057        364,052
  *Lorien P.L.C.                                           60,000         61,359
   Low & Bonar P.L.C.                                     166,108        378,837
   Luminar P.L.C.                                         135,289      1,294,900
   Lupus Capital P.L.C.                                   354,881        111,738
  *M.L. Laboratories P.L.C.                               377,657        129,730
   Macfarlane Group P.L.C.                                228,287        135,438

                                                           SHARES         VALUE+
                                                    -------------   ------------
   Macro 4 P.L.C.                                          42,500   $    150,591
   Maiden Group P.L.C.                                     16,800         72,944
   Mallett P.L.C.                                          24,837        135,964
   Management Consulting Group P.L.C.                     331,679        277,946
   Manchester United P.L.C.                               609,642      3,210,240
   Manganese Bronze Holdings P.L.C.                        32,184        117,339
   Marchpole Holdings P.L.C.                              189,130         99,168
   Marlborough Stirling P.L.C.                            408,654        324,522
   Marshalls P.L.C.                                       221,135      1,213,146
  *Marylebone Warwick Balfour Group P.L.C.                239,501        305,051
   Matalan P.L.C.                                          84,701        348,722
  *Mayflower Corp. P.L.C.                                 550,636         71,046
   McAlpine (Alfred) P.L.C.                               198,580      1,096,293
   McBride P.L.C.                                         314,973        912,373
   McCarthy & Stone P.L.C.                                194,968      2,048,964
   McKay Securities P.L.C.                                 97,232        473,623
  *Medical Solutions P.L.C.                               126,658         16,342
  *Medisys P.L.C.                                         586,814         82,701
   Meggitt P.L.C.                                         514,738      2,513,664
  *Melrose Resouces P.L.C.                                109,660        568,138
   Menzies (John) P.L.C.                                  103,775        906,595
   Merchant Retail Group P.L.C.                           185,666        554,298
   Merrydown P.L.C.                                        59,927        144,885
   Mersey Docks & Harbour Co. P.L.C.                      117,087      1,998,898
   Metal Bulletin P.L.C.                                   95,500        412,159
   Metalrax Group P.L.C.                                  358,740        531,873
   MFI Furniture Group P.L.C.                              60,855        134,827
   Mice Group P.L.C.                                      139,909        136,132
   Michael Page International P.L.C.                      608,273      1,960,127
  *Microgen P.L.C.                                        165,574        173,910
   Millennium and Copthorne Hotels P.L.C.                  80,633        556,444
   Minerva P.L.C.                                         266,135      1,475,228
   Mitie Group P.L.C.                                     589,515      1,664,945
   Molins P.L.C.                                           68,000        198,426
  *Monsoon P.L.C.                                          71,000        303,582
  *Morgan Crucible Company P.L.C.                         435,211      1,378,320
   Morgan Sindall P.L.C.                                   78,265        700,713
   Morse P.L.C.                                           277,169        528,750
   Moss Brothers Group P.L.C.                             163,400        330,099
   Mothercare P.L.C.                                      100,783        560,145
   Mouchel Parkman P.L.C.                                 152,923        696,941
   Mowlem (John) & Co. P.L.C.                             341,969      1,222,580
   MS International P.L.C.                                 71,500        102,516
   MSB International P.L.C.                                16,000         25,105
   Mtl Instruments Group P.L.C.                            24,678        120,568
   Mucklow (A & J) Group P.L.C.                           175,000      1,132,721
  *Music Choice Europe P.L.C.                              33,796         11,133
  *My Travel Group P.L.C.                                 628,934         62,308
   National Express Group P.L.C.                           25,000        360,225
  *Ncipher P.L.C.                                          42,512        177,561
   Nestor Healthcare Group P.L.C.                         180,200        465,261
  *Netstore P.L.C.                                        143,737         90,764
  *New Avesco P.L.C.                                       29,998         42,434
   Newcastle United P.L.C.                                198,896        144,472
  *Next Fifteen Communtications P.L.C.                     25,000         27,458
   NHP P.L.C.                                             311,286      1,529,367
   Nichols P.L.C.                                          66,550        217,223
   Nord Anglia Education P.L.C.                            63,924   $    287,005
   Northamber P.L.C.                                       75,888        136,356
   Northern Foods P.L.C.                                  527,042      1,694,889
   Northern Recruitment Group P.L.C.                       22,158         76,228
  *Northgate Information Solutions P.L.C.                 933,445      1,215,860
   Northgate P.L.C.                                       118,200      1,766,043
   Novar P.L.C.                                           646,454      2,005,610
  *NSB Retail P.L.C.                                      636,455        343,990
  *NXT P.L.C.                                             125,976        120,232
   Ocean Wilsons Holdings, Ltd.                            84,250        394,832
  *Orbis P.L.C.                                            11,428          1,090
  *Osmetech P.L.C.                                        669,354         39,321
   Ottakar's P.L.C.                                        34,693        221,410
   Owen (H.R.) P.L.C.                                      46,993        181,932
  *Oxford Biomedica, Ltd.                                 523,967        167,730
   Oxford Instruments P.L.C.                               63,163        233,940
  *Pace Micro Technology P.L.C.                           428,871        450,882
   Paladin Resources P.L.C.                               626,476      2,131,292
   Paragon Group of Companies P.L.C.                      153,200      1,031,055
   Parity Group P.L.C.                                    381,072         72,823
   Park Group P.L.C.                                      291,600        167,419
   Partridge Fine Arts P.L.C.                              58,000         64,303
   Pendragon P.L.C.                                       239,375      1,215,664
   Penna Consulting P.L.C.                                 33,000         83,912
  *Pharmagene P.L.C.                                      160,000        123,983
   Photo-Me International P.L.C.                          850,594      1,503,385
   PHS Group P.L.C.                                       729,053        969,168
  *Phytopharm P.L.C.                                       56,696        206,268
  *Pillar Property P.L.C.                                 171,938      2,316,807
   Pittards P.L.C.                                         60,985         28,594
  *Planestation Group P.L.C.                               76,551         63,637
   Planit Holdings P.L.C.                                 235,000        114,616
  *Plantation & General P.L.C.                             70,623         24,974
  *Plasmon P.L.C.                                         100,000        357,323
   Portmeirion Group P.L.C.                                22,856         79,733
   Porvair P.L.C.                                          62,000        122,969
   Premier Farnell P.L.C.                                  18,000         70,300
  *Premier Oil P.L.C.                                     141,425      1,513,039
  *Pressac P.L.C.                                          78,129          7,611
   Primary Health Properties P.L.C.                        23,784        123,497
  *Primback Units                                         135,600              0
  *Probus Estates P.L.C.                                   83,333          1,314
  *Protherics P.L.C.                                      557,510        575,553
  *Provalis P.L.C.                                        586,513         95,700
   PSD Group P.L.C.                                        43,500        216,005
   Psion P.L.C.                                           683,616        717,293
   PZ Cuzzons P.L.C.                                       40,541        988,791
  *QA P.L.C.                                              158,950          8,746
  *Quantica P.L.C.                                         76,321         76,676
   Quintain Estates & Development P.L.C.                  158,650      1,434,515
  *QXL Ricardo P.L.C.                                         130          1,677
   RAC P.L.C.                                             142,900      1,665,865
   Radamec Group P.L.C.                                    35,000         18,448
   Radstone Technology P.L.C.                              40,384        233,415
   Ransom (William) & Son P.L.C.                           30,000         29,535
   Redrow P.L.C.                                          238,311      1,549,066
  *Redstone P.L.C.                                        257,485         38,867
   Reed Health Group P.L.C.                               155,333        185,146
   Reg Vardy P.L.C.                                       112,005        958,341
   Regent Inns P.L.C.                                     162,667        156,893

                                                           SHARES         VALUE+
                                                    -------------   ------------
  *Regus Group P.L.C.                                   1,049,446   $  1,748,769
   Reliance Security Group P.L.C.                          66,349        590,351
   Renishaw P.L.C.                                        188,734      2,184,251
   Renold P.L.C.                                          144,000        203,833
  *Retail Decisions P.L.C.                                381,092        179,661
   Ricardo P.L.C.                                         114,409        479,619
   Richmond Foods P.L.C.                                   40,237        436,011
  *Richmond Oil & Gas P.L.C.                              220,000              0
   RM P.L.C.                                              153,319        460,648
  *RMS Communications P.L.C.                               15,000              0
   Robert Walters P.L.C.                                  124,017        245,035
   Robert Wiseman Dairies P.L.C.                          199,037        894,942
   ROK property solutions P.L.C.                           58,166        457,732
   Rotork P.L.C.                                          185,440      1,546,991
   Roxboro Group P.L.C.                                    55,682        394,942
  *Royal Doulton P.L.C.                                   585,904        123,213
   Royalblue Group P.L.C.                                  47,200        406,254
   RPC Group P.L.C.                                       123,353        497,344
   RPS Group P.L.C.                                       309,949        889,361
   Rugby Estates P.L.C.                                    15,328         82,732
   Rutland Trust P.L.C.                                   174,255        123,243
   S & U P.L.C.                                            21,140        221,634
  *Safeland P.L.C.                                         25,000         27,261
   Salvesen (Christian) P.L.C.                            396,216        452,630
   Sanctuary Group P.L.C.                                 489,749        432,855
   Savills P.L.C.                                         104,000        829,405
   Scapa Group P.L.C.                                     163,581         87,820
  *Scipher P.L.C.                                          34,563            743
   Scottish Radio Holdings P.L.C.                          75,876      1,338,976
   SCS Upholstery P.L.C.                                   47,547        327,964
  *SDL P.L.C.                                              95,883        220,868
  *Seashell Group P.L.C.                                    1,441          3,305
   Secure Trust Group P.L.C.                               27,118        159,214
   Senior P.L.C.                                          433,410        315,081
   Serco Group P.L.C.                                     235,235      1,003,336
  *Servicepower Technologies P.L.C.                       150,000         93,222
   Severfield-Rowan P.L.C.                                 26,211        238,244
  *SFI Group P.L.C.                                        26,713         15,829
   Shaftesbury P.L.C.                                     189,732      1,102,476
   Shanks & McEwan Group P.L.C.                           330,006        832,723
   Shiloh P.L.C.                                           14,500         35,058
   SHL Group P.L.C.                                        73,174        153,852
  *ShopRite Group P.L.C.                                  204,780         47,951
   Shore Capital Group P.L.C.                             344,465        237,462
   SIG P.L.C.                                             231,332      2,312,092
  *Simon Group P.L.C.                                     348,089        286,669
   Sinclair (William) Holdings P.L.C.                      53,000         56,660
   Singer & Friedlander Group P.L.C.                      248,303      1,331,083
   Sirdar P.L.C.                                           41,600         25,741
  *Skyepharma P.L.C.                                    1,025,478      1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.                   22,500        251,601
  *Smart Approach Group P.L.C.                             12,599          3,856
   SMG P.L.C.                                             574,831      1,169,453
   Smith (David S.) Holdings P.L.C.                       768,516      2,187,879
   Smith (James) Estates P.L.C.                            17,524        136,501
   Smith (WH) P.L.C.                                      216,982      1,236,388
  *Soco International P.L.C.                              132,328        752,445
   Somerfield P.L.C.                                      722,361      2,107,753
   Sondex P.L.C.                                           89,293        348,360
   South Staffordshire Group P.L.C.                        21,600        461,397
   Southampton Leisure Holdings P.L.C.                     19,615         14,042
   Spectris P.L.C.                                        242,231   $  1,874,163
   Speedy Hire P.L.C.                                      80,739        744,263
   Spirax-Sarco Engineering P.L.C.                        122,800      1,444,064
  *Spirent P.L.C.                                       1,610,055      2,192,960
  *Sportech P.L.C.                                        846,974        149,713
   Spring Group P.L.C.                                    406,488        750,092
   SSL International P.L.C.                               284,176      1,534,081
   St. Ives P.L.C.                                        154,964      1,147,086
   St. Modwen Properties P.L.C.                           228,607      1,341,218
   Stanelco P.L.C.                                      1,201,354        134,687
   Stanley (Charles) Group P.L.C.                          86,800        424,750
   Stanley Leisure P.L.C.                                 235,641      2,011,568
  *Sterling Publishing Group P.L.C.                        75,298         19,431
   Stylo P.L.C.                                            64,096         74,737
  *Superscape P.L.C.                                      189,476        191,757
  *Surfcontrol P.L.C.                                      56,124        593,986
   Swallowfield P.L.C.                                     15,000         25,037
   Sygen International P.L.C.                             492,975        387,050
   T&F Informa Group P.L.C.                               355,029      2,583,316
   T. Clarke P.L.C.                                        18,714        214,266
  *Tadpole Technology P.L.C.                              427,207         85,825
  *Tandem Group P.L.C.                                    327,365              0
   Tarsus Group P.L.C.                                     86,934        199,142
   Taylor Nelson AGB P.L.C.                               109,000        478,996
   TBI P.L.C.                                           1,238,853      2,175,033
   Ted Baker P.L.C.                                        82,767        731,413
   Teesland P.L.C.                                         69,925        106,261
  *Telecity P.L.C.                                        549,148        144,057
   Telecom Plus P.L.C.                                     89,103        440,742
  *Telecommunications Group P.L.C.                         45,958            659
   Telemetrix P.L.C.                                      177,320        437,146
  *Telspec P.L.C.                                          25,000          5,968
  *Terence Chapman Group P.L.C.                            62,500            379
   Tex Holdings P.L.C.                                     14,000         34,462
   The Big Food Group P.L.C.                              595,901      1,054,322
  *The Innovation Group P.L.C.                            940,000        688,036
   The Malcolm Group P.L.C.                               109,377        203,976
   The Peacock Group P.L.C.                               172,468        922,323
  *The Television Corp. P.L.C.                             81,937        151,318
  *The Wireless Group P.L.C.                              189,923        281,328
  *Theratase P.L.C.                                        46,347         34,553
   Thorntons P.L.C.                                       158,000        463,644
   Thorpe (F.W.) P.L.C.                                    24,000        152,577
  *Thus Group P.L.C.                                    2,022,919        551,895
   Tinsley (Eliza) Group P.L.C.                            19,844          9,680
  *Toad Group P.L.C.                                       85,507         17,229
   Topps Tiles P.L.C.                                     348,450      1,519,141
   Tops Estates P.L.C.                                    116,033        760,342
  *Torotrak P.L.C.                                        167,633        238,071
  *Tottenham Hotspur P.L.C.                               150,000         78,255
   Town Centre Securities (New) P.L.C.                    142,137        887,952
   Trace Computers P.L.C.                                  33,552         51,620
  *Trafficmaster P.L.C.                                   198,201        289,554
   Transport Development Group P.L.C.                     133,173        575,685
   Treatt P.L.C.                                            9,957         35,782
   Trifast P.L.C.                                         135,388        203,238
   Trio Holdings P.L.C.                                   111,411         48,386
   TT Electronics P.L.C.                                  254,463        935,507
  *TTP Communications P.L.C.                              325,621        364,785
   Tullow Oil P.L.C.                                      500,218      1,402,232
   U.K. Coal P.L.C.                                       205,912        522,890

                                                           SHARES         VALUE+
                                                    -------------   ------------
   UCM Group P.L.C.                                        41,980   $     56,307
   Ulster Television, Ltd.                                115,602        986,808
   Ultra Electronics Holdings P.L.C.                      100,269      1,280,801
   Ultraframe P.L.C.                                      162,456        263,869
   Umeco P.L.C.                                            51,019        402,112
   Uniq P.L.C.                                            186,872        745,219
   Unite Group P.L.C.                                     156,391        751,684
   Universal Salvage P.L.C.                                36,111         52,805
  *Vanco P.L.C.                                           145,748        765,347
   Vega Group P.L.C.                                       32,300        106,913
  *Venture Production P.L.C.                              197,404        901,756
  *Vernalis P.L.C.                                        244,324        403,510
   Victoria P.L.C.                                         12,000         52,282
   Victrex P.L.C.                                         136,254        901,966
   Vislink P.L.C.                                         103,960         41,778
   Vitec Group P.L.C.                                      62,856        372,796
  *Volex Group P.L.C.                                      58,801        107,391
   VP P.L.C.                                              108,111        325,417
   VT Group P.L.C.                                        257,959      1,460,252
   Wagon P.L.C.                                            74,388        233,315
  *Walker Greenbank P.L.C.                                 53,105          9,136
   Warner Estate Holdings P.L.C.                           95,471        896,265
  *Waterdorm P.L.C.                                       105,000              0
   Waterman P.L.C.                                         74,473        133,292
   Watermark Group P.L.C.                                  68,660        198,545
   Weir Group P.L.C.                                      356,454      2,024,411
   Wellington Holdings P.L.C.                              32,446         97,580
   Wembley P.L.C.                                          36,926        480,659
   Westbury P.L.C.                                        202,522      1,481,884
  *Weston Medical Group P.L.C.                             50,200          2,399
   Wetherspoon (J.D.) P.L.C.                              282,231      1,230,702
   Whatman P.L.C.                                         241,935      1,179,246
   White Young Green P.L.C.                                74,666        406,810
   Whitehead Mann Group P.L.C.                             95,000        287,055
   Whittard of Chelsea P.L.C.                              37,487        135,109
   Wilmington Group P.L.C.                                143,376        375,693
  *Wilshaw P.L.C.                                         198,409         33,185
   Wilson Bowden P.L.C.                                     7,000        133,186
   Wincanton P.L.C.                                       163,303        870,149
   Windsor P.L.C.                                         101,510         90,761
   Wolverhampton & Dudley Breweries P.L.C.                125,925      2,202,565
   Wood Group (John) P.L.C.                               881,804      2,443,289
   Woolworths Group P.L.C.                              2,617,775      2,227,011
   Workplace Systems International P.L.C.                 238,739         74,240
   WSP Group P.L.C.                                        94,842        418,774
   Wyevale Garden Centres P.L.C.                           78,824        559,382
   Wyndeham Press Group P.L.C.                             73,066        179,540
  *XAAR P.L.C.                                            108,722        267,704
   XANSA P.L.C.                                           575,870      1,018,183
  *Xenova Group P.L.C.                                    607,931         72,352
   XKO Group P.L.C.                                        30,304         40,506
   XP Power P.L.C.                                         26,903        225,639
  *Yorkshire Group P.L.C.                                  82,504          9,068
   Young & Co's Brewery P.L.C.                             10,000        185,921
   Young & Co's Brewery P.L.C. Class A                      5,234   $    131,216
   Yule Catto & Co. P.L.C.                                278,083      1,559,934
   Zotefoams P.L.C.                                        62,000         79,996
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost $274,387,702)                                                371,382,332
                                                                    ------------

INVESTMENT IN CURRENCY -- (0.9%)
*British Pound Sterling
  (Cost $3,631,644)                                                    3,641,345
                                                                    ------------

RIGHTS/WARRANTS -- (0.0%)
*Letter of Entitlements - Audemars Piguet                  90,242              0
*Planestation Group P.L.C. Warrants 01/13/11              229,653          2,724
*SFI Holdings Litigation Certificate                       26,713              0
*Xenova Group P.L.C. Contingent Rights 08/14/11            94,500              0
*Xenova Group P.L.C. Warrants 12/31/08                     56,991          2,315
                                                                    ------------

TOTAL RIGHTS/WARRANTS
  (Cost $4,780)                                                            5,039
                                                                    ------------

TOTAL -- UNITED KINGDOM
  (Cost $278,024,126)                                                375,028,716
                                                                    ------------

UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
*Bookham, Inc.
  (Cost $500,697)                                          57,292        307,085
                                                                    ------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
  (Cost $101)                                                                127
                                                                    ------------

                                                         FACE
                                                        AMOUNT
                                                    -------------
                                                         (000)
TEMPORARY CASH
  INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $6,458,000 FNMA
   Notes 2.95%, 11/14/07, valued at
   $6,467,061) to be repurchased at
   $6,378,333
   (Cost $6,378,000)                                $       6,378      6,378,000
                                                                    ------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $284,902,924)                                               $381,713,928
                                                                    ============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
FRANCE -- (12.5%)
COMMON STOCKS -- (12.5%)
#Bains de Mer et du Cercle des Etrangers a Monaco          4,615   $    2,433,224               0.4%
 Carbone Lorraine                                         40,631        1,975,195               0.3%
 CFF Recycling SA                                         84,608        2,225,250               0.3%
 Electricite de Strasbourg                                23,784        3,327,592               0.5%
#Fimalac SA                                              111,143        5,037,658               0.8%
 Guyenne et Gascogne SA                                   26,000        2,871,779               0.4%
 Somfy Interational SA                                    22,900        4,835,130               0.7%
#SR Teleperformance                                       90,928        2,283,048               0.3%
 Taittinger SA                                            12,700        3,574,538               0.5%
#Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)                                     31,700        4,383,017               0.7%
 Other Securities                                                      56,158,646               8.7%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $47,280,511)                                                   89,105,077              13.6%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $20,863)                                                            33,050               0.0%
                                                                   --------------   ---------------

TOTAL -- FRANCE
 (Cost $47,301,374)                                                    89,138,127              13.6%
                                                                   --------------   ---------------

GERMANY -- (11.5%)
COMMON STOCKS -- (11.5%)
 Ava Allgemeine Handelsgesellschaft der Verbraucher
   AG                                                     35,814       2,023,757                0.3%
 AWD Holding AG                                           52,932       1,988,042                0.3%
 Feilmann AG                                              29,181       2,016,941                0.3%
 IVG Immobilien AG                                       143,237       2,179,536                0.3%
 K & S Aktiengesellschaft AG                             129,500       6,596,434                1.0%
 Leoni AG                                                 37,500       2,496,154                0.4%
 Rheinmetall Berlin AG                                    45,000       2,304,151                0.4%
 United Internet AG                                       79,458       2,080,469                0.3%
 Other Securities                                                     60,545,321                9.3%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $58,435,826)                                                   82,230,805              12.6%
                                                                   --------------   ---------------

TOTAL -- GERMANY
  (Cost $58,435,826)                                                   82,230,805              12.6%
                                                                   --------------   ---------------

SWITZERLAND -- (9.9%)
COMMON STOCKS -- (9.8%)
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg                                              3,761        3,269,055               0.5%
 Energiedienst Holding AG                                  8,265        2,858,844               0.4%
 Jelmoli Holding AG                                        1,521        2,099,679               0.3%
 Nobel Biocare Holding AG                                 23,200        4,166,724               0.6%
 PSP Swiss Property AG                                    47,132        2,013,291               0.3%
 Other Securities                                                      55,626,704               8.6%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $42,935,999)                                                   70,034,297              10.7%
                                                                   --------------   ---------------

PREFERRED STOCKS -- (0.1%)
 Other Securities
 (Cost $266,229)                                                          580,677               0.1%
                                                                   --------------   ---------------

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                         $       48,338               0.0%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Swiss Francs
 (Cost $7,914)                                                              8,678               0.0%
                                                                   --------------   ---------------

TOTAL -- SWITZERLAND
 (Cost $43,210,142)                                                    70,671,990              10.8%
                                                                   --------------   ---------------

ITALY -- (7.8%)
COMMON STOCKS -- (7.8%)
 Manifattura Lane Gaetano Marzotto & Figli SpA           138,000        2,458,770               0.4%
 Merloni Elettrodomestici SpA                            155,000        2,600,000               0.4%
 Other Securities                                                      50,817,028               7.7%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $36,266,091)                                                   55,875,798               8.5%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                                 30,656               0.0%
                                                                   --------------   ---------------

TOTAL -- ITALY
  (Cost $36,266,091)                                                   55,906,454               8.5%
                                                                   --------------   ---------------

SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Axfood AB                                                73,400        2,336,155               0.4%
 Getinge AB                                              176,604        2,192,889               0.4%
*Lundin Petroleum AB                                     322,400        2,184,460               0.3%
 Whilborg Fastigheter AB Class B                         164,145        3,261,797               0.5%
 Other Securities                                                      42,120,117               6.4%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $31,114,196)                                                   52,095,418               8.0%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                                    230               0.0%
                                                                   --------------   ---------------

TOTAL -- SWEDEN
  (Cost $31,114,196)                                                   52,095,648               8.0%
                                                                   --------------   ---------------

NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
*#Ispat International NV                                  84,322        3,534,696               0.5%
  Other Securities                                                     36,491,765               5.6%
                                                                   --------------   ---------------

TOTAL -- NETHERLANDS
  (Cost $21,941,138)                                                   40,026,461               6.1%
                                                                   --------------   ---------------

FINLAND -- (5.5%)
COMMON STOCKS -- (5.5%)
 Rautaruukki Oyj Series K                                188,780        2,277,859               0.3%
#Wartsila Corp. Oyj Series B                              66,460        2,306,907               0.4%
 Other Securities                                                      34,385,090               5.3%
                                                                   --------------   ---------------

TOTAL -- FINLAND
  (Cost $21,865,536)                                                   38,969,856               6.0%
                                                                   --------------   ---------------

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 Bank of Piraeus S.A.                                    163,829   $    2,573,981               0.4%
 Motor Oil (Hellas) Corinth Refineries S.A.              152,870        2,055,589               0.3%
 Viohalco S.A.                                           296,585        2,587,202               0.4%
 Other Securities                                                      30,558,434               4.7%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $34,259,881)                                                   37,775,206               5.8%
                                                                   --------------   ---------------

PREFERRED STOCKS -- (0.0%)
 Other Securities
 (Cost $8,592)                                                              9,807               0.0%
                                                                   --------------   ---------------

TOTAL -- GREECE
  (Cost $34,268,473)                                                   37,785,013               5.8%
                                                                   --------------   ---------------

SPAIN -- (5.0%)
COMMON STOCKS -- (5.0%)
 Banco de Valencia SA                                    191,814        5,136,773               0.8%
 Other Securities                                                      30,207,137               4.6%
                                                                   --------------   ---------------

TOTAL -- SPAIN
  (Cost $15,762,077)                                                   35,343,910               5.4%
                                                                   --------------   ---------------

DENMARK -- (5.0%)
COMMON STOCKS -- (5.0%)
 AS Dampskibsselsk Torm                                   49,460        2,183,069               0.3%
 Codan A.S.                                               43,400        2,222,991               0.4%
 GN Great Nordic A.S.                                    210,980        2,180,407               0.3%
*Jyske Bank A.S.                                          75,520        2,712,614               0.4%
*Topdanmark A.S.                                          28,300        2,137,268               0.3%
 Other Securities                                                      23,840,047               3.7%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $17,197,739)                                                   35,276,396               5.4%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Danish Krone
 (Cost $13,468)                                                            14,559               0.0%
                                                                   --------------   ---------------

TOTAL -- DENMARK
  (Cost $17,211,207)                                                   35,290,955               5.4%
                                                                   --------------   ---------------

NORWAY -- (4.6%)
COMMON STOCKS -- (4.6%)
 Schibsted ASA                                           112,960        3,140,732               0.5%
 Tandberg ASA Series A                                   217,280        2,463,681               0.4%
 Other Securities                                                      27,049,986               4.1%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $18,720,500)                                                   32,654,399               5.0%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $69,669)                                                            32,991               0.0%
                                                                   --------------   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Norwegian Krone
 (Cost $10,735)                                                            11,887               0.0%
                                                                   --------------   ---------------

TOTAL -- NORWAY
  (Cost $18,800,904)                                                   32,699,277               5.0%
                                                                   --------------   ---------------

                                                                                      PERCENTAGE
                                                          SHARES           VALUE+   OF NET ASSETS**
                                                    ------------   --------------   ---------------
BELGIUM -- (3.9%)
COMMON STOCKS -- (3.9%)
 Banque Nationale de Belgique                                710   $    3,005,926               0.5%
 Cie Martime Belge SA                                      8,237        2,386,893               0.4%
 Decuuninck                                               63,700        1,932,919               0.3%
 Other Securities                                                      20,714,754               3.2%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $16,342,460)                                                   28,040,492               4.4%
                                                                   --------------   ---------------

TOTAL -- BELGIUM
  (Cost $16,342,460)                                                   28,040,492               4.4%
                                                                   --------------   ---------------

AUSTRIA -- (3.1%)
COMMON STOCKS -- (3.1%)
 Voestalpine AG                                           30,095        2,152,803               0.3%
 Wienerberger AG                                          63,642        2,831,163               0.4%
 Other Securities                                                      16,965,015               2.6%
                                                                   --------------   ---------------

TOTAL COMMON STOCKS
  (Cost $12,188,779)                                                   21,948,981               3.3%
                                                                   --------------   ---------------

RIGHTS/WARRANTS -- (0.0%)
 Other Securities
 (Cost $0)                                                                    790               0.0%
                                                                   --------------   ---------------

TOTAL -- AUSTRIA
   (Cost $12,188,779)                                                  21,949,771               3.3%
                                                                   --------------   ---------------

IRELAND -- (2.5%)
COMMON STOCKS -- (2.5%)
 Grafton Group P.L.C.                                    253,939        2,575,097               0.4%
 Other Securities                                                      15,100,143               2.3%
                                                                   --------------   ---------------

TOTAL -- IRELAND
  (Cost $9,337,566)                                                    17,675,240               2.7%
                                                                   --------------   ---------------

PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
*Jeronimo Martins (Estabelecimentos Jeronimo Martins
   & Filho Administracao e Participacoes Financeiros
   SA)                                                   170,757        2,172,482               0.3%
 Other Securities                                                       9,540,919               1.5%
                                                                   --------------   ---------------

TOTAL -- PORTUGAL
  (Cost $6,643,075)                                                    11,713,401               1.8%
                                                                   --------------   ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 Other Securities                                                         104,285               0.0%
                                                                   --------------   ---------------

TOTAL -- UNITED STATES
  (Cost $214,919)                                                         104,285               0.0%
                                                                   --------------   ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
 (Cost $64,998)                                                            67,307               0.0%
                                                                   --------------   ---------------

                                                        FACE                          PERCENTAGE
                                                       AMOUNT          VALUE+       OF NET ASSETS**
                                                    ------------   --------------   ---------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (8.9%)
 Repurchase Agreement, Deutsche Bank Securities
  1.95%, 12/01/04 (Collateralized by $60,319,792
  U.S. Treasury Note 1.625%, 03/31/05, valued at
  $60,194,931) to be repurchased at $60,198,191
  (Cost $60,194,930)^                               $     60,195   $   60,194,930               9.2%
 Repurchase Agreement, PNC Capital Markets, Inc.
  1.88%, 12/01/04 (Collateralized by $3,177,000
  FNMA Notes 2.95%, 11/14/07, valued at $3,181,457)
  to be repurchased at $3,137,164
  (Cost $3,137,000)                                        3,137        3,137,000               0.5%
                                                                   --------------   ---------------

TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $63,331,930)                                                   63,331,930               9.7%
                                                                   --------------   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $454,300,691)                                              $  713,040,922             109.1%
                                                                   ==============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ^   Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                             THE           THE         THE UNITED         THE
                                                          JAPANESE     PACIFIC RIM       KINGDOM      CONTINENTAL
                                                            SMALL         SMALL           SMALL          SMALL
                                                           COMPANY       COMPANY         COMPANY        COMPANY
                                                           SERIES         SERIES         SERIES         SERIES
                                                        ------------   ------------   ------------   ------------
ASSETS:
Investments at Value (including $152,830, $36,322, $0
  and $55,226 of securities on loan, respectively)      $    847,018   $    370,263   $    411,297   $    776,988
Cash                                                              15             15             16             16
Receivables:
  Dividends, Interest and Tax Reclaims                           488            157          1,029            845
  Investment Securities Sold                                     638            153             59          1,751
  Securities Lending                                             220             42             --             69
  Fund Shares Sold                                             3,051             --             --             --
Prepaid Expenses and Other Assets                                  2             --             --             --
                                                        ------------   ------------   ------------   ------------
     Total Assets                                            851,432        370,630        412,401        779,669
                                                        ------------   ------------   ------------   ------------

LIABILITIES:
Payables:
  Upon Return of Securities Loaned                           162,279         43,303             --         58,717
  Investment Securities Purchased                             13,793         10,145          6,739         17,963
  Due to Advisor                                                  52             25             33             56
Accrued Expenses and Other Liabilities                            94             83             65             91
                                                        ------------   ------------   ------------   ------------
     Total Liabilities                                       176,218         53,556          6,837         76,827
                                                        ------------   ------------   ------------   ------------

NET ASSETS                                              $    675,214   $    317,074   $    405,564   $    702,842
                                                        ============   ============   ============   ============
Investments at Cost                                     $    842,336   $    340,876   $    300,432   $    486,785
                                                        ============   ============   ============   ============

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                            THE          THE        THE UNITED       THE
                                                                          JAPANESE    PACIFIC RIM     KINGDOM    CONTINENTAL
                                                                           SMALL         SMALL         SMALL        SMALL
                                                                           COMPANY      COMPANY       COMPANY      COMPANY
                                                                           SERIES        SERIES       SERIES        SERIES
                                                                         ----------   -----------   ----------   -----------
ASSETS:
Investments at Value (including $155,648, $29,601, $0 and
   $53,654 of securities on loan, respectively)                          $  772,092   $   316,726   $  381,714   $   713,041
Cash                                                                             15            15           15            15
Receivables:
   Investment Securities Sold                                                   202         1,256            5           858
   Dividends, Interest, and Tax Reclaims                                      1,970           347          530           821
   Securities Lending                                                           206            40           --            60
   Fund Shares Sold                                                           6,826         2,251        3,646           318
Prepaid Expenses and Other Assets                                                 2            --           --            --
                                                                         ----------   -----------   ----------   -----------
     Total Assets                                                           781,313       320,635      385,910       715,113
                                                                         ----------   -----------   ----------   -----------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                         166,179        37,129           --        60,195
   Investment Securities Purchased                                            9,868           426        8,057           136
   Due to Advisor                                                                49            23           30            52
Accrued Expenses and Other Liabilities                                           85            58           60            86
                                                                         ----------   -----------   ----------   -----------
     Total Liabilities                                                      176,181        37,636        8,147        60,469
                                                                         ----------   -----------   ----------   -----------

NET ASSETS                                                               $  605,132   $   282,999   $  377,763   $   654,644
                                                                         ==========   ===========   ==========   ===========
Investments at Cost                                                      $  803,307   $   293,170   $  284,903   $   454,301
                                                                         ==========   ===========   ==========   ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                            THE          THE        THE UNITED       THE
                                                                          JAPANESE    PACIFIC RIM     KINGDOM    CONTINENTAL
                                                                           SMALL         SMALL         SMALL        SMALL
                                                                           COMPANY      COMPANY       COMPANY      COMPANY
                                                                           SERIES        SERIES       SERIES        SERIES
                                                                         ----------   -----------   ----------   -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $430,
     $214, $786 and $1,719, respectively)                                $    5,742   $     7,953   $    8,331   $    11,809
   Interest                                                                      89            41           63            78
   Income from Securities Lending                                             1,854           348           --           952
                                                                         ----------   -----------   ----------   -----------
        Total Investment Income                                               7,685         8,342        8,394        12,839
                                                                         ----------   -----------   ----------   -----------
EXPENSES
   Investment Advisory Services                                                 448           202          283           547
   Accounting & Transfer Agent Fees                                             485           259          359           549
   Custodian Fees                                                               226           179          102           283
   Legal Fees                                                                     5            --            2             7
   Audit Fees                                                                     8             1            4             9
   Shareholders' Reports                                                          5            --            3             6
   Trustees' Fees and Expenses                                                    4             2            2             5
   Other                                                                         16             6            8            23
                                                                         ----------   -----------   ----------   -----------
        Total Expenses                                                        1,197           649          763         1,429
                                                                         ----------   -----------   ----------   -----------
   NET INVESTMENT INCOME (LOSS)                                               6,488         7,693        7,631        11,410
                                                                         ----------   -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                                     4,671         8,924        7,907        20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                               (28)           69          (42)          114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                             101,600        37,804       56,621       139,855
     Translation of Foreign Currency Denominated
        Amounts                                                                 127            16          (12)          (20)
                                                                         ----------   -----------   ----------   -----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                       106,370        46,813       64,474       160,295
                                                                         ----------   -----------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $  112,858   $    54,506   $   72,105   $   171,705
                                                                         ==========   ===========   ==========   ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                         THE JAPANESE           THE PACIFIC RIM       THE UNITED KINGDOM        THE CONTINENTAL
                                         SMALL COMPANY           SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                            SERIES                  SERIES                  SERIES                  SERIES
                                     ---------------------   ---------------------   ---------------------   ---------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED      ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2004       2003        2004        2003        2004         2003        2004        2003
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)       $   6,488   $   3,245   $   7,693   $   4,147   $   7,631   $   3,789   $  11,410   $   7,753
  Net Realized Gain (Loss) on
    Investment Securities Sold           4,671     (18,120)      8,924        (436)      7,907      (1,016)     20,346      12,045
  Net Realized Gain (Loss) on
    Foreign Currency Transactions          (28)         54          69          18         (42)         30         114         315
  Change in Unrealized
    Appreciation (Depreciation) of:
  Investment Securities and
    Foreign Currency                   101,600     101,101      37,804      56,281      56,621      42,580     139,855     120,867
  Translation of Foreign Currency
    Denominated Amounts                    127          16          16           4         (12)          5         (20)         69
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net
  Assets Resulting from Operations     112,858      86,296      54,506      60,014      72,105      45,388     171,705     141,049
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Transactions in Interest:
  Contributions                        214,817      53,153      82,852      25,155     148,279      41,630      70,258      97,585
  Withdrawals                           (6,242)    (50,797)    (11,124)    (50,041)     (3,538)    (25,000)    (35,726)    (53,295)
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  Net Increase (Decrease) from
    Transactions in Interest           208,575       2,356      71,728     (24,886)    144,741      16,630      34,532      44,290
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Total Increase (Decrease           321,433      88,652     126,234      35,128     216,846      62,018     206,237     185,339
NET ASSETS
  Beginning of Period                  283,699     195,047     156,765     121,637     160,917      98,899     448,407     263,068
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  End of Period                      $ 605,132   $ 283,699   $ 282,999   $ 156,765   $ 377,763   $ 160,917   $ 654,644   $ 448,407
                                     =========   =========   =========   =========   =========   =========   =========   =========

                 See accompanying Notes to Financial Statements.

                         THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE JAPANESE SMALL COMPANY SERIES
                                                     --------------------------------------------------------------------
                                                        YEAR         YEAR          YEAR           YEAR           YEAR
                                                        ENDED        ENDED         ENDED          ENDED          ENDED
                                                      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                        2004          2003          2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         NA+           NA+           NA+            NA+            NA+
                                                     ----------    ----------    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total From Investment Operations                         --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     --            --            --             --             --
   Net Realized Gains                                        --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total Distributions                                      --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               NA+           NA+           NA+            NA+            NA+
=========================================================================================================================
Total Return                                              32.73%        47.87%        (9.62)%       (13.51)%        (9.93)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $  605,132    $  283,699   $   195,047    $   196,187     $  196,118
Ratio of Expenses to Average Net Assets                    0.27%         0.28%         0.27%          0.28%          0.27%
Ratio of Net Investment Income to Average Net
  Assets                                                   1.45%         1.41%         1.26%          1.41%          1.38
Portfolio Turnover Rate                                       5%           16%            5%             9%             6%
-------------------------------------------------------------------------------------------------------------------------

                                                                      THE PACIFIC RIM SMALL COMPANY SERIES
                                                     --------------------------------------------------------------------
                                                        YEAR         YEAR          YEAR          YEAR             YEAR
                                                        ENDED        ENDED         ENDED         ENDED           ENDED
                                                      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,        NOV. 30,
                                                        2004          2003          2002          2001            2000
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         NA+           NA+           NA+           NA+             NA+
                                                     ----------    ----------    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total From Investment Operations                         --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     --            --            --             --             --
   Net Realized Gains                                        --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total Distributions                                      --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               NA+           NA+           NA+            NA+            NA+
=========================================================================================================================
Total Return                                              27.40%        61.47%         7.28%          2.84%        (10.99)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $  282,999    $  156,765   $   121,637    $   130,554     $  131,888
Ratio of Expenses to Average Net Assets                    0.32%         0.31%         0.32%          0.28%          0.29%
Ratio of Net Investment Income to Average Net
  Asset                                                    3.82%         3.35%         3.77%          3.69%          4.10%
Portfolio Turnover Rate                                      11%           15%           26%            10%             7%
-------------------------------------------------------------------------------------------------------------------------

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                   THE UNITED KINGDOM SMALL COMPANY SERIES
                                                     --------------------------------------------------------------------
                                                        YEAR         YEAR          YEAR          YEAR             YEAR
                                                        ENDED        ENDED         ENDED         ENDED           ENDED
                                                      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,        NOV. 30,
                                                        2004          2003          2002          2001            2000
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         NA+           NA+           NA+            NA+            NA+
                                                     ----------    ----------    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                             --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total From Investment Operations                         --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     --            --            --             --             --
   Net Realized Gains                                        --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
 Total Distributions                                         --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               NA+           NA+           NA+            NA+            NA+
=========================================================================================================================
Total Return                                              29.68%        44.65%        (4.67)%        (4.89)%        (6.18)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $  377,763    $  160,917    $   98,899     $   96,741     $  109,806
Ratio of Expenses to Average Net Assets                    0.27%         0.26%         0.26%          0.27%          0.26%
Ratio of Net Investment Income to Average Net Assets       2.70%         3.25%         3.03%          2.86%          3.06%
Portfolio Turnover Rate                                       7%            7%            6%            14%            11%
-------------------------------------------------------------------------------------------------------------------------

                                                                     THE CONTINENTAL SMALL COMPANY SERIES
                                                     --------------------------------------------------------------------
                                                        YEAR         YEAR          YEAR           YEAR            YEAR
                                                        ENDED        ENDED         ENDED          ENDED          ENDED
                                                      NOV. 30,      NOV. 30,      NOV. 30,        NOV. 30,       NOV. 30,
                                                        2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         NA+           NA+           NA+            NA+            NA+
                                                     ----------    ----------    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total From Investment Operations                         --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     --            --            --             --             --
   Net Realized Gains                                        --            --            --             --             --
                                                     ----------    ----------    ----------     ----------     ----------
    Total Distributions                                      --            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               NA+           NA+           NA+           NA+             NA+
=========================================================================================================================
Total Return                                              36.57%        52.86%         3.22%         (5.43)%         2.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $  654,644    $  448,407    $  263,068     $  210,337     $  226,724
Ratio of Expenses to Average Net Assets                    0.26%         0.30%         0.31%          0.30%          0.28%
Ratio of Net Investment Income to Average Net
 Asset                                                     2.09%         2.49%         2.22%          2.73%          2.36%
Portfolio Turnover Rate                                       9%           11%           12%            12%             9%
-------------------------------------------------------------------------------------------------------------------------

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 2004

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios, of which four are included in this report, (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Portfolios are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               The Japanese Small Company Series                      0.10 of 1%
               The Pacific Rim Small Company Series                   0.10 of 1%
               The United Kingdom Small Company Series                0.10 of 1%
               The Continental Small Company Series                   0.10 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.   DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The Japanese Small Company Series                       $   7,191
               The Pacific Rim Small Company Series                        3,222
               The United Kingdom Small Company Series                     4,597
               The Continental Small Company Series                        9,063

E.  PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT           OTHER INVESTMENT
                                                           SECURITIES                 SECURITIES
                                                     -----------------------   -----------------------
                                                     PURCHASES      SALES      PURCHASES      SALES
                                                     ----------   ----------   ----------   ----------
The Japanese Small Company Series                            --           --   $  230,758   $   20,708
The Pacific Rim Small Company Series                         --           --      101,051       21,708
The United Kingdom Small Company Series                      --           --      136,795       19,199
The Continental Small Company Series                         --           --       95,467       46,846

F.  FEDERAL INCOME TAXES:

     The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolios had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                           MARK TO MARKET    REALIZED GAINS
                                           ---------------   ---------------
The Japanese Small Company Series          $     3,639,564   $        92,868
The Pacific Rim Small Company Series             1,131,373         1,633,733
The United Kingdom Small Company Series          1,424,643            32,840
The Continental Small Company Series             3,269,647         1,120,728

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                               FEDERAL         UNREALIZED         UNREALIZED       APPRECIATION/
                                              TAX COST        APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                           ---------------   ---------------   ---------------    ---------------
The Japanese Small Company Series          $       810,005   $        88,467   $      (126,380)   $       (37,913)
The Pacific Rim Small Company Series               294,690            47,764           (25,728)            22,036
The United Kingdom Small Company Series            286,339           120,108           (24,733)            95,375
The Continental Small Company Series               457,571           287,262           (31,792)           255,470

G.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

H.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                              WEIGHTED           WEIGHTED          NUMBER OF         INTEREST       MAXIMUM AMOUNT
                                               AVERAGE           AVERAGE              DAYS           EXPENSE        BORROWED DURING
                                            INTEREST RATE      LOAN BALANCE        OUTSTANDING       INCURRED         THE PERIOD
                                           ---------------    ---------------   ---------------   ---------------   ---------------
The Pacific Rim Small Company Series                  1.75%       $   441,938                 4           $    86        $  477,750
The United Kingdom Small Company
   Series                                             2.51%           237,500                 4                66           300,000

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2004.

I.  SECURITIES LENDING:

     As of November 30, 2004, some of the Trust's portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The Japanese Small Company Series and The United Kingdom Small Company Series), and the summary schedules of portfolio holdings (for The Pacific Rim Small Company Series and The Continental Small Company Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
     WITH THE FUND             TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS               LENGTH OF SERVICE             OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides     DFAITC - since 1993       75 portfolios in 4        Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG      DFAIDG - since 1983       investment companies      of Business, University of Chicago.
and DEM.                     DIG - since 1993
Trustee of DFAITC.           DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of    DFAITC - since 1993       75 portfolios in 4        Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.         DFAIDG - since 1986       investment companies      Professor of Economics, Graduate School of
Trustee of DFAITC.           DIG - since 1993 DEM -                              Business, University of Chicago. Senior
1101 E. 58th Street          since 1993                                          Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                           President, Cardean University (division of
                                                                                 UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
     WITH THE FUND             TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS               LENGTH OF SERVICE             OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson            DFAITC - since 1993       75 portfolios in 4        Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG      DFAIDG - since 1981       investment companies      Management. Director, BIRR Portfolio Analysis,
and DEM.                     DIG - since 1993                                    Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.           DEM - since 1993                                    Associates, Inc., Chicago, IL (software, data,
Yale School of                                                                   publishing and consulting). Partner, Zebra
Management                                                                       Capital Management, LLC (hedge fund manager).
P.O. Box 208200                                                                  Formerly, Director, Hospital Fund, Inc.
New Haven, CT 06520-8200                                                         (investment management services).
Date of Birth: 5/27/43

Robert C. Merton             DFA ITC - since 2003      75 portfolios in 4        John and Natty McArthur University Professor,
Director of DFAIDG, DIG      DFA IDG - since 2003      investment companies      Graduate School of Business Administration,
and DEM.                     DFA DIG - since 2003                                Harvard University (since 1998). George Fisher
Trustee of DFAITC.           DEM - since 2003                                    Baker Professor of Business Administration,
Harvard Business School                                                          Graduate School of Business Administration,
397 Morgan Hall                                                                  Harvard University (1988-1998), Co- founder,
Soldiers Field                                                                   Chief Science Officer, Integrated Finance Limited
Boston, MA 02163                                                                 (since 2002). Director, MF Risk, Inc. (risk
Date of Birth: 7/31/44                                                           management software) (since 2001). Director,
                                                                                 Peninsula Banking Group (bank) (since 2003).
                                                                                 Director, Community First Financial Group (bank
                                                                                 holding company) (since 2003). Formerly,
                                                                                 Co-Founder and Principal, Long-Term Capital
                                                                                 Management. Director, Vical Incorporated
                                                                                 (biopharamceutical product development).

Myron S. Scholes             DFAITC - since 1993       75 portfolios in 4        Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG      DFAIDG - since 1981       investment companies      Stanford University. Managing Partner, Oak Hill
and DEM.                     DIG - since 1993                                    Capital Management (private equity firm).
Trustee of DFAITC.           DEM - since 1993                                    Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                                 fund). Director, Chicago Mercantile Exchange.
Management, Inc.                                                                 Consultant, Arbor Investors. Formerly, Director,
2775 Sand Hill Rd.                                                               Smith Breeden Family of Funds. Director, American
Suite 220                                                                        Century Fund Complex (registered investment
Menlo Park, CA 94025                                                             companies) (38 Portfolios); and Director, Chicago
Date of Birth: 7/01/41                                                           Mercantile Exchange Holdings Inc..


Abbie J. Smith               DFAITC - since 2000       75 portfolios in 4        Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG      DFAIDG - since 2000       investment companies      Graduate School of Business, University of
and DEM.                     DIG - since 2000                                    Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.           DEM - since 2000                                    Business School (9/01 to 8/02). Director, HON
Graduate School of                                                               Industries Inc. (office furniture) and Director,
Business                                                                         Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth               DFAITC - since 1993       75 portfolios in 4        Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief    DFAIDG - since 1981       investment companies      Chief Investment Officer and President of
Executive Officer, Chief     DIG - since 1992                                    Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and       DEM - since 1993                                    Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                         Chief Executive Officer, Chief Investment Officer
and DEM. Chairman,                                                               and President of DFAITC. Director of Dimensional
Trustee, Chief Executive                                                         Fund Advisors Ltd. and formerly Chief Investment
Officer, Chief Investment                                                        Officer. Director, Chief Investment Officer and
Officer and President                                                            President of DFA Australia Ltd. Formerly,
of DFAITC.                                                                       Director of Dimensional Funds PLC. Chairman,
1299 Ocean Avenue                                                                Director, Chief Executive Officer and Chief
Santa Monica, CA 90401                                                           Investment Officer of Dimensional Fund Advisors
Date of Birth: 12/02/46                                                          Canada Inc. (All Chief Investment Officer
                                                                                 positions held starting 1/1/2003 except for
                                                                                 Dimensional Fund Advisors Canada Inc., which was
                                                                                 from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
     WITH THE FUND             TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS               LENGTH OF SERVICE             OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*          DFAITC - since 1993       75 portfolios in 4        Chairman and Director (and prior to 1/1/2003,
Chairman and Director of     DFAIDG - since 1981       investment companies      Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.         DIG - since 1992                                    Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of      DEM - since 1993                                    and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                          1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                                Director and formerly President of Dimensional
Santa Monica, CA 90401                                                           Fund Advisors Ltd. Director (and prior to
Date of Birth: 9/07/44                                                           1/1/2003, Chief Investment Officer) of DFA
                                                                                 Australia Ltd. Director of Dimensional Funds PLC
                                                                                 and Dimensional Fund Advisors Canada Inc.

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul
                                                                                 University. Director, The German St. Vincent
                                                                                 Orphan Home. Member of Investment Committee,
                                                                                 Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                           TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
          AND ADDRESS                          SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS

Arthur H. Barlow                             Since 1993            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                             Dimensional Fund Advisors Ltd.

Valerie A. Brown                             Since 2001            Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                       Entities, DFA Australia Limited, Dimensional Fund
Secretary                                                          Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 1/24/67                                             Advisors Canada Inc. Prior to April 2001, legal
                                                                   counsel for Dimensional (since March 2000).
                                                                   Associate, Jones, Day, Reavis & Pogue from October
                                                                   1991 to February 2000.

Stephen A. Clark                             Since 2004            Vice President of all the DFA Entities. April 2001 to
Vice President                                                     April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                             Formerly, Graduate Student at the University of
                                                                   Chicago (September 2000 to March 2001); and
                                                                   Associate of US Bancorp Piper Jaffrey (September 1999
                                                                   to September 2000).

Truman A. Clark                              Since 1996            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                              Dimensional Fund Advisors Ltd.

Christopher S. Crossan                       Since 2004            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                                            Inc. and its affiliates (August 2000 to January
                                                                   2004); Brach Chief, Investment Company and Invesment
                                                                   Advisor Inspections, Securities and Exchange
                                                                   Commission (April 1994 to August 2000).

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
          AND ADDRESS                         SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
James L. Davis                               Since 1999            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                                            Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                                   State University, Arthur Andersen & Co., and Phillips
                                                                   Petroleum Co.

Robert T. Deere                              Since 1994            Vice President of all the DFA Entities and DFA
Vice President                                                     Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                             Dimensional Fund Advisors Ltd.

Robert W. Dintzner                           Since 2001            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                             April 2001, marketing supervisor and marketing
                                                                   coordinator for Dimensional.

Richard A. Eustice                           Since 1998            Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                       Entities and DFA Australia Limited. Formerly, Vice
Secretary                                                          President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                          Since 1993            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                             Dimensional Fund Advisors Ltd.

Robert M. Fezekas                            Since 2001            Vice President of all the DFA Entities. Prior to
Vice President                                                     December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                              Since 2004            Vice President of all DFA Entities. Prior to April
Vice President                                                     2004, institutional client service representative of
Date of Birth: 8/2/68                                              Dimensional.

Gretchen A. Flicker                          Since 2004            Vice President of all DFA Entities. Prior to April
Vice President                                                     2004, institutional client service representative of
Date of Birth: 6/9/71                                              Dimensional.

Glenn S. Freed                               Since 2001            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Professor and Associate Dean of the Leventhal School
Date of Birth: 11/24/61                                            of Accounting (September 1998 to August 2001) and
                                                                   Academic Director Master of Business Taxation Program
                                                                   (June 1996 to August 2001) at the University of
                                                                   Southern California Marshall School of Business.

Henry F. Gray                                Since 2000            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                             July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                         Since 1997            Vice President, Controller and Assistant Treasurer of
Vice President, Controller and                                     all the DFA Entities, DFA Australia Limited, and
Assistant Treasurer                                                Dimensional Fund Advisors Ltd. Formerly, Assistant
Date of Birth: 1/22/61                                             Secretary of Dimensional Fund Advisors Ltd..

Christine W. Ho                              Since 2004            Vice President of all DFA Entities.Prior to April
Vice President                                                     2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                 Since 2004            Vice President of all DFA Entities. Prior to April
Vice President                                                     2004, counsel of Dimensional. Formerly, an Associate
Date of Birth: 11/8/73                                             at Gibson, Dunn & Crutcher LLP (September 1997 to
                                                                   August 2001).

Patrick Keating                              Since 2003            Vice President of all the DFA Entities and
Vice President                                                     Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                            Director, President and Chief Executive Officer,
                                                                   Assante Asset Management, Inc. (October 2000 to
                                                                   December 2002); Director, Assante Capital Management
                                                                   (October 2000 to December 2002); President and Chief
                                                                   Executive Officer, Assante Capital Management
                                                                   (October 2000 to April 2001); Executive Vice
                                                                   President, Assante Corporation (May 2001 to December
                                                                   2002); Director, Assante Asset Management Ltd.
                                                                   (September 1997 to December 2002); President and
                                                                   Chief Executive Officer, Assante Asset Management
                                                                   Ltd. (September 1998 to May 2001); Executive Vice
                                                                   President, Loring Ward (financial services company)
                                                                   (January 1996 to September 1998).

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
          AND ADDRESS                         SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                           Since 2004            Vice President of all the DFA Entities. From April
Vice President                                                     2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                             Dimensional. Formerly, a trader at Lincoln Capital
                                                                   Fixed Income Management (formerly Lincoln Capital
                                                                   Management Company).

Heather H. Mathews                           Since 2004            Vice President of all the DFA Entities. Prior to
Vice President                                                     April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                                            Advisors Inc. Formerly, Graduate Student at Harvard
                                                                   University (August 1998 to June 2000).

David M. New                                 Since 2003            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                              Director of Research, Wurts and Associates
                                                                   (investment consulting firm) (December 2000 to June
                                                                   2002); and President, Kobe Investment Research
                                                                   (August 1999 to November 2000).

Catherine L. Newell                        Vice President          Vice President and Secretary of all the DFA Entities.
Vice President and Secretary                 since 1997            Vice President and Assistant Secretary of DFA
Date of Birth: 5/7/64                      and Secretary           Australia Limited (since February 2002, April 1997
                                             since 2000            and May 2002, respectively). Vice President and
                                                                   Secretary of Dimensional Fund Advisors Canada Inc.
                                                                   (since June 2003). Director, Dimensional Funds plc
                                                                   (since January 2002). Formerly, Assistant Secretary
                                                                   of all DFA Entities and Dimensional Fund Advisors
                                                                   Ltd.

David A. Plecha                              Since 1993            Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited and Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                           Since 2002            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                             April 2002). Formerly, Research Scientist (August
                                                                   1998 to June 2000), California Institute of
                                                                   Technology.

Michael T. Scardina                          Since 1993            Vice President, Chief Financial Officer and Treasurer
Vice President, Chief Financial                                    of all the DFA Entities, DFA Australia Limited and
Officer                                                            Dimensional Fund Advisors Ltd., and since June 2003,
and Treasurer                                                      Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                            Dimensional Fund Advisors Ltd. (since February 2002)
                                                                   and Dimensional Funds, plc (January 2002).

David E. Schneider                           Since 2001            Vice President of all the DFA Entities. Prior to
Vice President                                                     2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                            Since 2001            Vice President of all the DFA Entities. Director of
Vice President                                                     Dimensional Fund Advisors, Ltd. Vice President of DFA
Santa Monica, CA                                                   Australia Limited. Formerly, Director of Dimensional
Date of Birth: 8/24/54                                             Funds plc. Formerly, Managing Principal, Payden &
                                                                   Rygel Investment Counsel (April 1998 to December
                                                                   2000).

Jeanne C. Sinquefield, Ph.D.*                Since 1988            Executive Vice President of all the DFA Entities and
Executive Vice President                                           DFA Australia Limited. Vice President (formerly,
Santa Monica, CA                                                   Executive Vice President) of Dimensional Fund
Date of Birth: 12/2/46                                             Advisors Ltd. (since January 2003) and Dimensional
                                                                   Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                               Since 2004            Vice President of all the DFA Entities. Prior to
Vice President                                                     April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                             Formerly, Principal of William M. Mercer,
                                                                   Incorporated (July 1995 to June 2001).

Carl G. Snyder                               Since 2000            Vice President of all the DFA Entities. Prior to July
Vice President                                                     2000, Portfolio Manager of Dimensional. Formerly,
Santa Monica, CA                                                   Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                           Since 2004            Vice President of all the DFA Entities. Prior to
Vice President                                                     April 2004, institutional client service
Date of Birth: 11/10/47                                            representative of Dimensional.

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
          AND ADDRESS                         SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                           Since 2004            Vice President of all the DFA Entities and
Vice President                                                     Dimensional Fund Advisors Canada Inc. (since June
Date of Birth: 3/25/73                                             2003). Prior to April 2002, Regional Director of
                                                                   Dimensional. Formerly, Vice President and General
                                                                   Manager of Assante Global Advisors (July 2000 to
                                                                   April 2002); Vice President of Assante Asset
                                                                   Management Inc. (March 2000 to July 2000); and
                                                                   Private Client Manager at Loring Ward Investment
                                                                   Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                              Since 1997            Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited, Dimensional Fund Advisors Ltd., and since
Santa Monica, CA                                                   June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardla                              Since 2004            Vice President of all the DFA Entities. Prior to
Vice President                                                     April 2004, institutional client service
Date of Birth: 8/7/58                                              representative of Dimensional.

Weston J. Wellington                         Since 1997            Vice President of all the DFA Entities. Formerly,
Vice President                                                     Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                            Since 2001            Vice President of all the DFA Entities. Prior to
Vice President                                                     2001, Director of Financial Advisors Services of
Santa Monica, CA                                                   Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                              Ltd. (since October 2003) and President of
                                                                   Dimensional Fund Advisors Canada Inc. (since June
                                                                   2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

BONDS AND NOTES - 97.4%

SA Fixed Income Fund
Canada - 10.1%
British Columbia, 5.000%, 6/25/09                                                             USD    $   7,000,000   $   7,305,417
British Columbia, 6.250%, 12/01/09                                                            CAD        2,300,000       2,114,562
Canada Housing Trust, 4.650%, 9/15/09144A                                                     CAD        9,800,000       8,445,383
Government of Canada, 4.250%, 9/01/09                                                         CAD        8,100,000       6,897,556
Province of Ontario, 5.500%, 10/01/08                                                         USD        7,550,000       8,011,343
                                                                                                                        32,774,261


Finland - 2.4%
Republic of Finland, 3.250%, 5/15/09                                                          USD        8,000,000       7,887,288


France - 3.7%
Dexia Credit Local, 5.500%, 1/21/09                                                           USD        4,600,000       4,884,620
Total Capital SA, 3.500%, 1/05/09                                                             USD        7,200,000       7,129,714
                                                                                                                        12,014,334


Germany - 10.1%
Bayerische Landesbank Girozentrale, 2.875%, 10/15/08                                          USD        1,700,000       1,645,423
Bayerische Landesbank Girozentrale, 5.875%, 12/01/08                                          USD        2,100,000       2,250,234
DSL Bank AG, 5.500%, 2/17/09                                                                  USD        1,700,000       1,796,264
KfW Bankengruppe, 3.750%, 1/28/09                                                             SEK        2,900,000         443,423
KfW Group, 3.250%, 3/30/09                                                                    USD        7,200,000       7,078,003
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 4.500%, 1/26/09                            CAD        4,130,000       3,509,456
Landwirtschaftliche Rentenbank, 3.750%, 6/15/09                                               USD        8,100,000       8,033,758
Westdeutsche Landesbank, 6.050%, 1/15/09                                                      USD        7,500,000       8,010,360
                                                                                                                        32,766,921


Japan - 2.8%
Toyota Credit Canada Inc., 4.250%, 6/17/09                                                    CAD        7,900,000       6,650,255
Toyota Credit Canada, Inc., 4.750%, 6/29/09                                                   CAD        2,800,000       2,398,072
                                                                                                                         9,048,327


Netherlands - 4.8%
Bank Nederlandse Gemeenten NV, 4.375%, 9/15/09                                                USD        4,000,000       4,075,600
Nederlandse Waterschapsbank, 2.750%, 12/30/08                                                 USD        5,000,000       4,803,005
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A., 4.250%, 1/05/09     CAD        7,800,000       6,573,427
                                                                                                                        15,452,032


Norway - 2.8%
Eksportfinans ASA, 4.375%, 7/15/09                                                            USD        8,830,000       8,988,137


Spain - 2.5%
Instituto de Credito Oficial, 3.875%, 7/15/09                                                 USD        8,100,000       8,101,831


Supranational - 13.4%
Asian Development Bank, 5.947%, 5/20/09                                                       USD        8,500,000       9,195,045
European Investment Bank, 3.375%, 3/16/09                                                     USD        8,300,000       8,225,001

Inter-American Development Bank, 5.625%, 6/29/09                                              CAD        6,700,000       5,987,960
Interamerican Development Bank, 5.375%, 11/18/08                                              USD        3,200,000       3,407,974
International Bank of Reconstruction & Development, 5.125%, 3/13/09                           USD        8,000,000       8,442,400
International Finance Corp., 3.750%, 6/30/09                                                  USD        8,300,000       8,301,652
                                                                                                                        43,560,032


Sweden - 2.9%
Government of Sweden, 4.000%, 12/01/09                                                        SEK       60,000,000       9,266,958


United Kingdom - 1.4%
BP Canada Finance Co., 3.625%, 1/15/09                                                        USD        4,525,000       4,498,647


United States - 40.5%
Citigroup, Inc., 3.625%, 2/09/09                                                              USD        2,470,000       2,451,127
Citigroup, Inc., 4.250%, 7/29/09                                                              USD        2,000,000       2,023,358
Federal Farm Credit Bank, 3.625%, 10/24/08                                                    USD       13,000,000      12,975,872
Federal Home Loan Bank, 3.000%, 4/15/09                                                       USD        7,700,000       7,482,329
Federal Home Loan Bank, 3.500%, 2/13/09                                                       USD        4,000,000       3,963,964
Federal Home Loan Bank, 3.625%, 11/14/08 Series BZ08                                          USD        4,000,000       3,991,796
Federal Home Loan Mortgage Corp., 3.375%, 4/15/09                                             USD        3,000,000       2,962,989
Federal Home Loan Mortgage Corp., 5.125%, 10/15/08                                            USD        1,700,000       1,790,151
Federal Home Loan Mortgage Corp., 5.750%, 3/15/09                                             USD        4,000,000       4,314,288
Federal Home Loan Mortgage Corp., 6.625%, 9/15/09                                             USD        4,500,000       5,037,660
Federal National Mortgage Association, 3.250%, 2/15/09                                        USD       12,000,000      11,777,868
Federal National Mortgage Association, 5.250%, 1/15/09                                        USD        4,600,000       4,860,627
General Electric Capital Corp., 3.250%, 6/15/09                                               USD        8,800,000       8,552,905
Pfizer, Inc., 5.625%, 4/15/09                                                                 USD        6,100,000       6,496,957
Procter & Gamble Co., 6.875%, 9/15/09                                                         USD        8,900,000      10,025,129
Tennessee Valley Authority, 5.375%, 11/13/08 Series G                                         USD       11,140,000      11,824,352
The Gillete Co., 3.800%, 9/15/09                                                              USD        7,300,000       7,267,026
US Bank N.A., 3.400%, 3/02/09                                                                 USD        6,800,000       6,628,585
Wal-Mart Stores, Inc., 6.875%, 8/10/09                                                        USD        8,300,000       9,329,275
Wells Fargo & Co., 3.125%, 4/01/09                                                            USD        7,500,000       7,276,260
                                                                                                                       131,032,518

TOTAL BONDS AND NOTES
(Identified Cost $313,577,494)                                                                                         315,391,286

SHARES
SHORT-TERM INVESTMENTS - 0.8%

United States - 0.8%
SSgA Government Money Market Fund                                                                                1               1
SSgA Money Market Fund                                                                                   2,495,282       2,495,282
                                                                                                                         2,495,283

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,495,283)                                                                                             2,495,283

Total Investments - 98.2%
(Identified Cost $316,072,777)#                                                                                        317,886,569
Cash and Other Assets, Less Liabilities -- 1.8%                                                                          5,965,026

Net Assets -- 100%                                                                                                   $ 323,851,595

See Notes to Financial Statements.

COMMON STOCKS - 99.1%

SA U.S. Small Company Fund
Advertising - 0.1%
Emak Worldwide, Inc.*                                                                800   $         8,000
Traffix, Inc.                                                                      1,100             6,985
ValueVision International, Inc. Class A*                                           5,700            79,287
Ventiv Health, Inc.*                                                               1,400            28,448
                                                                                                   122,720

Aerospace/Defense - 1.2%
AAR Corp.*                                                                         4,500            61,290
Analex Corp.*                                                                        900             3,960
ARGON ST, Inc.*                                                                      700            24,815
Armor Holdings, Inc.*                                                              4,900           230,398
BE Aerospace, Inc.*                                                                6,600            76,824
CPI Aerostructures, Inc.*                                                            400             4,580
DRS Technologies, Inc.*                                                            3,500           149,485
Ducommun, Inc.*                                                                    1,055            21,997
EDO Corp.                                                                          3,200           101,600
Engineered Support Systems, Inc.                                                   3,650           216,153
GenCorp, Inc.                                                                      6,700           124,419
HEICO Corp.                                                                        1,500            33,885
HEICO Corp. Class A                                                                  820            14,178
Herley Industries, Inc.*                                                           1,800            36,612
Hexcel Corp.*                                                                      6,700            97,150
Innovative Solutions and Support, Inc.*                                            1,300            43,368
Kaman Corp. Class A                                                                3,200            40,480
Ladish Co., Inc.*                                                                  1,200            13,788
MTC Technologies, Inc.*                                                            1,000            33,570
Orbital Sciences Corp. Class A*                                                    7,800            92,274
REMEC, Inc.*                                                                       8,924            64,342
SPACEHAB, Inc.*                                                                    1,000             2,130
Teledyne Technologies, Inc.*                                                       5,900           173,637
The Allied Defense Group, Inc.*                                                      600            13,350
The Fairchild Corp. Class A*                                                       2,900            10,701
The Titan Corp.*                                                                  12,100           196,020
Triumph Group, Inc.*                                                               2,700           106,650
United Industrial Corp.                                                            1,800            69,732
                                                                                                 2,057,388

Agricultural Operations - 0.2%
AGCO Corp.*                                                                        3,000            65,670
Delta & Pine Land Co.                                                              6,900           188,232
Embrex, Inc.*                                                                      1,100            14,575
LESCO, Inc.*                                                                       1,300            16,757
Senesco Technologies, Inc.*                                                        1,100             3,839
                                                                                                   289,073

Airlines - 0.7%
AirTran Holdings, Inc.*                                                           14,500           155,150
Alaska Air Group, Inc.*                                                            5,000           167,450
America West Holding Corp. Class B*                                                4,700            30,926

AMR Corp.*                                                                         4,100            44,895
ATA Holdings Corp.*                                                                  600               840
Continental Airlines, Inc. Class B*                                               11,300           153,002
Delta Air Lines, Inc.*                                                            21,900           163,812
ExpressJet Holdings, Inc.*                                                         9,200           118,496
FLYi, Inc.*                                                                        5,400             9,558
Frontier Airlines, Inc.*                                                           4,750            54,197
MAIR Holdings, Inc.*                                                               2,000            18,400
Mesa Air Group, Inc.*                                                              3,800            30,172
Midwest Air Group, Inc.*                                                           1,500             4,365
Northwest Airlines Corp. Class A*                                                 14,700           160,671
SkyWest, Inc.                                                                      8,200           164,492
US Airways Group, Inc. Class A*                                                    1,700             1,972
                                                                                                 1,278,398

Auto & Related - 1.7%
A.S.V., Inc.*                                                                      1,800            86,220
Aftermarket Technology Corp.*                                                      3,100            49,910
American Axle & Manufacturing Holdings, Inc.                                         300             9,198
Arctic Cat, Inc.                                                                   2,300            60,996
ArvinMeritor, Inc.                                                                   500            11,185
Asbury Automotive Group, Inc.*                                                     9,800           135,044
Bandag, Inc.                                                                       1,400            69,734
Coachmen Industries, Inc.                                                          1,900            32,984
Collins & Aikman Corp.*                                                           11,640            50,750
CSK Auto Corp.*                                                                    7,700           128,898
Dollar Thrifty Automotive Group, Inc.*                                             4,000           120,800
Dura Automotive Systems, Inc.*                                                     1,600            17,328
Hayes Lemmerz International, Inc.*                                                 1,100             9,713
IMPCO Technologies, Inc.*                                                          2,000            15,100
Insurance Auto Auctions, Inc.*                                                     1,300            29,146
Lithia Motors, Inc. Class A                                                        2,197            58,924
LoJack Corp.*                                                                      1,600            19,408
Midas, Inc.*                                                                       3,000            60,000
Monaco Coach Corp.                                                                 4,650            95,650
National R.V. Holdings, Inc.*                                                      1,100            10,593
Noble International Ltd.                                                           1,200            24,468
Oshkosh Truck Corp.                                                                2,600           177,788
Raytech Corp.*                                                                     1,400             2,576
Rent-Way, Inc.*                                                                    3,400            27,234
Skyline Corp.                                                                        500            20,400
Spartan Motors, Inc.                                                               2,400            28,632
Standard Motor Products, Inc.                                                      2,400            37,920
Strattec Security Corp.*                                                             300            18,786
Superior Industries International, Inc.                                            4,500           130,725
TBC Corp.*                                                                         3,600           100,080
Tenneco Automotive, Inc.*                                                          7,200           124,128
Thor Industries, Inc.                                                              6,800           251,940
Tower Automotive, Inc.*                                                            6,500            15,535
United Auto Group, Inc.                                                            4,700           139,073
United Rentals, Inc.*                                                              8,600           162,540
Visteon Corp.                                                                     16,900           165,113

Wabash National Corp.*                                                             5,200           140,036
Winnebago Industries, Inc.                                                         5,400           210,924
                                                                                                 2,849,479

Banks/Savings & Loans - 7.0%
1st Source Corp.                                                                   3,061            78,086
Accredited Home Lenders Holding Co.*                                               3,500           173,880
ACE Cash Express, Inc.*                                                            1,900            56,354
Alabama National BanCorp.                                                          2,788           179,826
AMCORE Financial, Inc.                                                             4,200           135,156
Anchor BanCorp Wisconsin, Inc.                                                     3,700           107,855
Associated Banc-Corp.                                                                  0                 7
BancorpSouth, Inc.*                                                                1,600            38,992
Bank of the Ozarks, Inc.                                                           1,100            37,433
BankUnited Financial Corp. Class A*                                                4,800           153,360
Banner Corp.                                                                       1,660            51,775
Beverly Hills Bancorp, Inc.                                                          200             2,020
Boston Private Financial Holdings, Inc.                                            4,600           129,582
Brookline Bancorp, Inc.                                                            8,848           144,399
Cardinal Financial Corp.*                                                          1,200            13,380
Cathay Bancorp, Inc.                                                               5,818           218,175
Center Financial Corp.                                                             1,200            24,024
Central Pacific Financial Corp.                                                    5,000           180,850
CFS Bancorp, Inc.                                                                  1,100            15,697
Charter Financial Corp.                                                            2,228            97,742
Chemical Financial Corp.                                                           3,572           153,310
Chittenden Corp.                                                                   6,512           187,090
Columbia Banking System, Inc.                                                      2,183            54,553
Commercial Capital Bancorp, Inc.                                                   2,319            53,754
Commercial Federal Corp.                                                           4,996           148,431
Community Bank Systems, Inc.                                                       5,200           146,900
Community Trust Bancorp, Inc.                                                        799            25,843
Corus Bankshares, Inc.                                                             3,900           187,239
CVB Financial Corp.                                                                8,192           217,580
Dime Community Bancshares                                                          6,350           113,728
Downey Financial Corp.                                                               700            39,900
East West Bancorp, Inc.                                                            6,400           268,544
Fidelity Bankshares, Inc.                                                          2,445           104,548
First Charter Corp.                                                                5,400           141,318
First Citizens BancShares, Inc.                                                      200            29,650
First Community Bancorp                                                            2,500           106,750
First Community Bancshares, Inc.                                                   1,561            56,321
First Financial Bancorp                                                            7,465           130,637
First Financial Holdings, Inc.                                                     1,800            58,932
First Indiana Corp.                                                                2,300            51,773
First Merchants Corp.                                                              2,777            78,589
First National Bankshares of Florida                                               3,173            75,835
First Niagara Financial Group, Inc.                                               10,593           147,772
First PacTrust Bancorp, Inc.                                                         200             5,470
First Place Financial Corp.                                                        1,600            35,824
First Republic Bank                                                                2,750           145,750
First State Bancorp                                                                  900            33,084

FirstFed Financial Corp.*                                                          2,400           124,488
Flagstar Bancorp, Inc.                                                             6,750           152,550
Flushing Financial Corp.                                                           2,900            58,174
FNB Corp.                                                                          8,481           172,673
Gateway Financial Holdings, Inc.                                                     400             6,420
Glacier Bancorp, Inc.                                                              4,412           150,184
Gold Banc Corp., Inc.                                                              5,100            74,562
Greater Bay Bancorp                                                                5,700           158,916
Hancock Holding Co.                                                                5,500           184,030
Harbor Florida Bancshares, Inc.                                                    4,244           146,885
Harleysville National Corp.                                                        4,437           118,024
Heartland Financial USA, Inc.                                                      1,100            22,121
Horizon Financial Corp.                                                            1,300            26,754
Hudson River Bancorp, Inc.                                                         4,200            83,118
Hudson United Bancorp                                                                500            19,690
IBERIABANK Corp.                                                                   1,100            72,996
Independent Bank Corp.-MA                                                          2,182            73,643
Independent Bank Corp.-MI                                                          3,296            98,320
Integra Bank Corp.                                                                 2,600            60,086
Lakeland Bancorp, Inc.                                                             1,653            29,010
MAF Bancorp, Inc.                                                                  2,795           125,272
Main Street Banks, Inc.                                                            3,106           108,493
MB Financial, Inc.                                                                 4,300           181,245
MBT Financial Corp.                                                                2,600            60,502
Medallion Financial Corp.                                                          1,000             9,700
Mid-State Bancshares                                                               3,800           108,870
Midwest Banc Holdings, Inc.                                                        2,500            54,675
Nara Bancorp, Inc.                                                                 3,500            74,445
National Penn Bancshares, Inc.                                                     5,893           163,236
NBT Bancorp, Inc.                                                                  5,860           150,719
Northwest Bancorp, Inc.                                                            8,200           205,738
OceanFirst Financial Corp.                                                         1,678            41,363
Ocwen Financial Corp.*                                                            10,200            97,512
Online Resources Corp.*                                                            1,600            12,192
Pacific Capital Bancorp                                                            5,866           199,385
Partners Trust Financial Group, Inc.                                                 871            10,147
PFF Bancorp, Inc.                                                                  2,880           133,430
Pinnacle Financial Partners, Inc.*                                                   700            15,835
Prosperity Bancshares, Inc.                                                        3,600           105,156
Provident Bankshares Corp.                                                         5,240           190,579
Provident Financial Services, Inc.                                                 1,315            25,472
Republic Bancorp, Inc.                                                            11,950           182,596
Riggs National Corp.                                                               4,300            91,418
S&T Bancorp, Inc.                                                                  4,800           180,912
Sandy Spring Bancorp, Inc.                                                         2,300            88,159
Seacoast Banking Corp. of Florida                                                  2,210            49,173
Silicon Valley Bancshares*                                                         4,500           201,690
Simmons First National Corp. Class A                                               2,100            60,795
Sound Federal Bancorp, Inc.                                                        1,100            17,875
Southwest Bancorp, Inc.                                                            1,200            29,376
State Financial Services Corp. Class A                                             1,100            33,110
Sterling Bancorp                                                                   2,610            73,733

Sterling Bancshares, Inc.                                                          7,200           102,744
Sterling Financial Corp.                                                           3,885           152,525
Sun Bancorp, Inc.                                                                  2,570            64,199
Texas Regional Bancshares, Inc. Class A                                            5,469           178,727
The Banc Corp.                                                                     2,500            20,600
TierOne Corp.                                                                      2,600            64,610
TrustCo Bank Corp. NY                                                             12,634           174,223
UCBH Holdings, Inc.                                                                3,000           137,460
UMB Financial Corp.                                                                2,600           147,316
Umpqua Holdings Corp.                                                              7,432           187,361
United Bankshares, Inc.                                                            4,400           167,860
United Community Banks, Inc.                                                       6,509           175,287
United Community Financial Corp.                                                   4,400            49,280
Washington Trust Bancorp, Inc.                                                     1,900            55,689
Waypoint Financial Corp.                                                           4,170           118,219
Webster Financial Corp.                                                              456            23,092
WesBanco, Inc.                                                                     3,000            95,910
West Bancorporation                                                                1,400            24,654
West Coast Bancorp                                                                 1,947            49,473
Westcorp.                                                                          5,360           246,185
Willow Grove Bancorp, Inc.                                                           800            15,160
Wintrust Financial Corp.                                                           3,250           185,120
Yardville National Bancorp                                                           900            30,834
                                                                                                12,019,693

Broadcasting - 0.8%
4Kids Entertainment, Inc.*                                                         1,800            37,836
Acacia Research-Acacia Technologies*                                               2,200            11,660
Acme Communications, Inc.*                                                         1,700            11,917
Beasley Broadcast Group, Inc. Class A*                                               900            15,777
Charter Communications, Inc. Class A*                                             47,700           106,848
Crown Media Holdings, Inc. Class A*                                               13,300           114,380
Cumulus Media, Inc. Class A*                                                       7,200           108,576
Digital Generation Systems, Inc.*                                                  7,500             9,375
Entravision Communications Corp.*                                                  9,500            79,325
Gray Television, Inc.                                                              6,900           106,950
Insight Communications Co., Inc.*                                                  7,500            69,525
Lin Tv Corp. Class A*                                                              4,000            76,400
Mediacom Communications Corp.*                                                    15,300            95,625
NTN Communications, Inc.*                                                          4,700            14,993
Paxson Communications Corp.*                                                       6,400             8,832
Regent Communications, Inc.*                                                       5,900            31,270
Saga Communications, Inc. Class A*                                                 2,800            47,180
Salem Communications Corp. Class A*                                                3,500            87,325
Sinclair Broadcast Group, Inc. Class A                                             7,700            70,917
Spanish Broadcasting System, Inc. Class A*                                         6,760            71,386
TiVo, Inc.*                                                                       12,800            75,136
World Wrestling Federation Entertainment, Inc.                                     3,800            46,094
                                                                                                 1,297,327

Building & Construction - 3.0%
Ampco-Pittsburgh Corp.                                                             1,000            14,600

Apogee Enterprises, Inc.                                                           4,100            54,981
Beazer Homes USA, Inc.                                                             1,825           266,833
Cavalier Homes, Inc.*                                                              1,300             7,657
Champion Enterprises, Inc.*                                                       12,900           152,478
Comfort Systems USA, Inc.*                                                         5,600            43,008
Drew Industries, Inc.*                                                             1,500            54,255
Dycom Industries, Inc.*                                                            6,300           192,276
ElkCorp                                                                            3,100           106,082
Emcor Group, Inc.*                                                                 2,300           103,914
Fleetwood Enterprises, Inc.*                                                       9,400           126,524
Florida Rock Industries, Inc.                                                      8,325           495,587
Foster Wheeler Ltd.*                                                                  60               952
Granite Construction, Inc.                                                         6,250           166,250
Hovnanian Enterprises, Inc. Class A*                                               2,800           138,656
Insituform Technologies, Inc. Class A*                                             4,300            97,481
Integrated Electrical Services, Inc.*                                              5,100            24,684
Levitt Corp. Class A                                                               3,000            91,710
M.D.C. Holdings, Inc.                                                              1,629           140,811
M/I Schottenstein Homes, Inc.                                                      2,300           126,753
Meritage Corp.*                                                                    2,200           247,940
Modine Manufacturing Co.                                                           5,900           199,243
Modtech Holdings, Inc.*                                                            1,200             9,444
NCI Building Systems, Inc.*                                                        3,200           120,000
Orleans Homebuilders, Inc.*                                                        2,700            53,595
Palm Harbor Homes, Inc.*                                                           3,400            57,392
Perini Corp.*                                                                      3,700            61,753
Ryland Group, Inc.                                                                 4,600           264,684
Simpson Manufacturing Co., Inc.                                                    6,400           223,360
Standard Pacific Corp.                                                             2,100           134,694
Sterling Construction Co., Inc.*                                                     200             1,038
Technical Olympic USA, Inc.                                                        6,300           159,894
Texas Industries, Inc.                                                             3,000           187,140
The Shaw Group, Inc.*                                                              9,600           171,360
Trex Co., Inc.*                                                                    2,400           125,856
URS Corp.*                                                                         5,200           166,920
Washington Group International, Inc.*                                              3,400           140,250
WCI Communities, Inc.*                                                             6,100           179,340
William Lyon Homes, Inc.*                                                          1,800           126,432
York International Corp.                                                           3,700           127,798
                                                                                                 5,163,625

Business Services - 3.1%
Acxiom Corp.                                                                       1,700            44,710
Administaff, Inc.*                                                                 3,900            49,179
ADVO, Inc.                                                                         5,500           196,075
Ambassadors International, Inc.                                                    1,000            15,730
AMN Healthcare Services, Inc.*                                                     4,200            66,822
aQuantive, Inc.*                                                                   9,700            86,718
Aspect Communications Corp.*                                                       8,800            98,032
Banta Corp.                                                                        3,700           165,612
Bowne & Co., Inc.                                                                  5,600            91,056
Brady Corp. Class A                                                                3,300           206,481

Catalina Marketing Corp.                                                           8,000           237,040
CCC Information Services Group, Inc.*                                              2,000            44,420
CDI Corp.                                                                          3,000            64,140
Century Business Services, Inc.*                                                  11,000            47,960
Charles River Associates, Inc.*                                                    1,000            46,770
CIBER, Inc.*                                                                       9,200            88,688
Clark, Inc.*                                                                       2,400            37,248
Concur Technologies, Inc.*                                                         4,600            40,986
Consolidated Graphics, Inc.*                                                       2,200           100,980
CorVel Corp.*                                                                        300             8,034
Cross Country Healthcare, Inc.*                                                    4,800            86,784
CSG Systems International, Inc.*                                                   9,200           172,040
DiamondCluster International, Inc.*                                                5,200            74,516
DocuCorp International, Inc.*                                                      1,600            15,200
Electro Rent Corp.                                                                 3,500            49,805
ePlus, Inc.*                                                                       1,200            14,172
First Consulting Group, Inc.*                                                      2,100            12,831
Forrester Research, Inc.*                                                          3,100            55,614
Foundry Networks, Inc.*                                                            2,400            31,584
FTI Consulting, Inc.*                                                              6,775           142,749
Gartner, Inc. Class A*                                                            12,000           149,520
Gevity HR, Inc.                                                                    4,224            86,845
Heidrick & Struggles International, Inc.*                                          3,000           102,810
infoUSA, Inc.*                                                                     8,500            95,115
Innodata Isogen, Inc.*                                                             1,800            17,712
Intelli-Check, Inc.*                                                                 900             4,050
John H. Harland Co.                                                                5,000           180,500
Keane, Inc.*                                                                       9,300           136,710
Kelly Services, Inc. Class A                                                       4,100           123,738
Kforce, Inc.*                                                                      5,545            61,550
Korn/Ferry International*                                                          6,600           136,950
Labor Ready, Inc.*                                                                 7,500           126,900
MAXIMUS, Inc.*                                                                     3,500           108,920
Microstrategy, Inc. Class A*                                                       2,101           126,585
MPS Group, Inc.*                                                                  13,700           167,962
Navigant Consulting, Inc.*                                                         8,000           212,800
Navigant International, Inc.*                                                      2,000            24,340
NCO Group, Inc.*                                                                   5,436           140,521
On Assignment, Inc.*                                                               3,200            16,608
PDI, Inc.*                                                                         2,100            46,788
Resources Connection, Inc.*                                                        4,000           217,240
SITEL Corp.*                                                                       8,800            21,648
SM&A*                                                                              1,700            14,503
Spherion Corp.*                                                                    9,000            75,600
TeamStaff, Inc.*                                                                   2,100             4,242
TeleTech Holdings, Inc.*                                                          12,700           123,063
Tetra Tech, Inc.*                                                                  9,600           160,704
The Corporate Executive Board Co.                                                  1,400            93,716
The Keith Cos., Inc.*                                                                800            13,912
TRC Cos., Inc.*                                                                    1,950            33,150
Watson Wyatt & Co. Holdings                                                        5,800           156,310
                                                                                                 5,372,988

Chemicals - 2.5%
A. Schulman, Inc.                                                                  5,900           126,319
Aceto Corp.                                                                        1,950            37,128
Airgas, Inc.                                                                       2,700            71,577
Albemarle Corp.                                                                    4,100           158,711
Arch Chemicals, Inc.                                                               3,700           106,486
Cabot Microelectronics Corp.*                                                      4,500           180,225
Crompton Corp.                                                                    19,500           230,100
Cytec Industries, Inc.                                                             3,400           174,828
Dionex Corp.*                                                                      3,000           170,010
Ferro Corp.                                                                        6,700           155,373
FMC Corp.*                                                                         3,500           169,050
Georgia Gulf Corp.                                                                 5,000           249,000
Great Lakes Chemical Corp.                                                         5,600           159,544
H.B. Fuller Co.                                                                    4,600           131,146
Hawkins, Inc.                                                                      1,200            14,208
Hercules, Inc.*                                                                   14,000           207,900
Kronos Worldwide Inc                                                               2,821           114,952
Landec Corp.*                                                                      2,100            14,364
MacDermid, Inc.                                                                    5,200           187,720
Minerals Technologies, Inc.                                                        2,300           153,410
NewMarket Corp.*                                                                   5,000            99,500
NL Industries, Inc.                                                                8,700           192,270
Olin Corp.                                                                         9,800           215,796
OM Group, Inc.*                                                                    4,300           139,406
PolyOne Corp.*                                                                     2,000            18,120
Quaker Chemical Corp.                                                              1,300            32,292
RPM, Inc.                                                                          2,000            39,320
Solutia, Inc.*                                                                     5,000             5,850
Spartech Corp.                                                                     5,100           138,159
Symyx Technologies*                                                                5,800           174,464
Terra Industries, Inc.*                                                           13,200           117,216
TETRA Technologies, Inc.*                                                          4,050           114,615
Valhi, Inc.                                                                          900            14,481
WD-40 Co.                                                                          2,600            73,866
Wellman, Inc.                                                                      4,200            44,898
                                                                                                 4,232,304

Commercial Services - 1.1%
Central Parking Corp.                                                              5,400            81,810
Cenveo, Inc.*                                                                      4,300            13,330
CoStar Group, Inc.*                                                                3,300           152,394
Euronet Worldwide, Inc.*                                                           5,700           148,314
Gartner, Inc.*                                                                     2,200            27,038
ICT Group, Inc.*                                                                     900             8,740
McGrath Rentcorp                                                                   1,900            82,859
Medifast, Inc.*                                                                      900             3,168
Mobile Mini, Inc.*                                                                 2,200            72,688
Newtek Business Services, Inc.*                                                    3,000            13,140
Perceptron, Inc.*                                                                    600             4,380
Plexus Corp.*                                                                      6,500            84,565

Polycom, Inc.*                                                                     7,000           163,240
Pre-Paid Legal Services, Inc.                                                      2,300            86,365
Protection One, Inc.*                                                                800               304
ProxyMed, Inc.*                                                                      300             2,946
Quanta Services, Inc.*                                                            18,600           148,800
R.H. Donnelley Corp.*                                                              3,600           212,580
Rewards Network, Inc.*                                                             2,200            15,400
Source Information Management Co.*                                                 2,900            38,512
SOURCECORP, Inc.*                                                                  2,300            43,953
StarTek, Inc.                                                                      2,100            59,745
The Management Network Group, Inc.*                                                3,800             8,930
UniFirst Corp.                                                                     1,400            39,592
Veritas DGC, Inc.*                                                                 5,700           127,737
Vertrue, Inc.*                                                                     1,500            56,655
Viad Corp.                                                                         3,300            94,017
Viisage Technology, Inc.*                                                          6,500            58,565
                                                                                                 1,849,767

Communication Services - 0.1%
Broadwing Corp.*                                                                   1,900            17,309
Telkonet, Inc.*                                                                    4,000            22,240
West Corp.*                                                                        3,300           109,263
                                                                                                   148,812

Communications Equipment - 1.1%
ACT Teleconferencing, Inc.*                                                          600               792
Aether Systems, Inc.*                                                              6,200            20,770
ANADIGICS, Inc.*                                                                   4,000            15,000
Applied Signal Technology, Inc.                                                    1,700            59,925
Arris Group, Inc.*                                                                13,100            92,224
Avanex Corp.*                                                                     20,800            68,848
Avici Systems, Inc.*                                                               1,900            17,195
Brooktrout, Inc.*                                                                  1,200            14,412
Captaris, Inc.*                                                                    3,900            20,124
Centillium Communications, Inc.*                                                   4,200            10,206
Ceradyne, Inc.*                                                                    2,950           168,770
CIENA Corp.*                                                                         200               668
Copper Mountain Networks, Inc.*                                                      500             1,360
Cosine Communications, Inc.*                                                         800             2,224
Digi International, Inc.*                                                          2,800            48,132
Ditech Communications Corp.*                                                       5,800            86,710
Finisar Corp.*                                                                    28,500            64,980
Inter-Tel, Inc.                                                                    4,400           120,472
InterVoice-Brite, Inc.*                                                            5,300            70,755
Ixia*                                                                             10,928           183,700
KVH Industries, Inc.*                                                              1,200            11,760
MasTec, Inc.*                                                                      6,800            68,748
Network Equipment Technologies, Inc.*                                              3,300            32,406
North Pittsburgh Systems, Inc.                                                     2,300            56,879
Optical Cable Corp.*                                                                 374             2,127
Optical Communication Products, Inc.*                                              3,400             8,500
Paradyne Networks, Inc.*                                                           6,000            21,540

Performance Technologies, Inc.*                                                    1,600            14,880
SBA Communications Corp.*                                                          6,800            63,104
SeaChange International, Inc.*                                                     4,400            76,736
Sirenza Microdevices, Inc.*                                                        3,100            20,336
Somera Communications, Inc.*                                                       1,900             2,413
Sonus Networks, Inc.*                                                             14,500            83,085
SpectraLink Corp.                                                                  2,700            38,286
SRS Labs, Inc.*                                                                    1,200             7,501
Tekelec*                                                                          10,100           206,444
Terayon Communication Systems, Inc.*                                               7,400            20,054
Tut Systems, Inc.*                                                                 2,300             9,246
Verilink Corp.*                                                                    2,100             5,691
ViaSat, Inc.*                                                                      4,000            97,080
Vyyo, Inc.*                                                                        1,200            10,332
WJ Communications, Inc.*                                                           2,500             8,600
Zhone Technologies, Inc.*                                                         10,600            27,454
                                                                                                 1,960,469

Computer Equipment - 2.2%
Adaptec, Inc.*                                                                    15,700           119,163
Advanced Digital Information Corp.*                                                9,800            98,196
Agilysys, Inc.                                                                     5,176            88,717
Airspan Networks, Inc.*                                                            4,800            26,064
Astro-Med, Inc.                                                                      300             2,586
Bookham, Inc.*                                                                     1,255             6,074
Brocade Communications Systems, Inc.*                                              9,500            72,580
Calamp Corp.*                                                                      1,425            12,740
California Micro Devices Corp.*                                                    2,000            14,180
Computer Network Technology Corp.*                                                 3,300            23,430
Concurrent Computer Corp.*                                                         5,200            14,872
Cray, Inc.*                                                                       12,100            56,386
Dataram Corp.*                                                                       800             5,088
Dot Hill Systems Corp.*                                                            6,500            50,960
Electronics for Imaging, Inc.*                                                     8,000           139,280
Emulex Corp.*                                                                     13,400           225,656
Hutchinson Technology, Inc.*                                                       4,200           145,194
Imation Corp.                                                                      4,300           136,869
Immersion Corp.*                                                                   1,900            13,851
Insight Enterprises, Inc.*                                                         7,350           150,822
Iomega Corp.                                                                       7,200            39,888
Komag, Inc.*                                                                       4,000            75,120
Kronos, Inc.*                                                                      4,300           219,859
Lasercard Corp.*                                                                   1,000            10,490
Maxwell Technologies, Inc.*                                                        2,100            21,294
McDATA Corp. Class A*                                                             13,000            77,480
Mentor Graphics Corp.*                                                            13,000           198,770
Mercury Computer Systems, Inc.*                                                    3,800           112,784
Micro Linear Corp.*                                                                1,000             4,930
Mobility Electronics, Inc.*                                                        3,300            28,314
MTS Systems Corp.                                                                  3,400           114,954
NeoMagic Corp.*                                                                    2,500             3,075
NYFIX, Inc.*                                                                       5,600            34,664

PalmOne, Inc.*                                                                     5,948           187,659
Quantum Corp.*                                                                       400             1,048
RadiSys Corp.*                                                                     2,700            52,785
Rimage Corp.*                                                                      1,200            19,272
Riverstone Networks, Inc.*                                                         5,000             5,325
SCM Microsystems, Inc.*                                                            2,000             9,760
Semtech Corp.*                                                                     6,600           144,342
Sigma Designs, Inc.*                                                               2,100            20,861
Silicon Graphics, Inc.*                                                           28,700            49,651
Silicon Storage Technology, Inc.*                                                 16,400            97,580
Standard Microsystems Corp.*                                                       2,600            46,358
Stratasys, Inc.*                                                                   1,350            45,306
Stratex Networks, Inc.*                                                           11,000            24,860
Stratos International, Inc.*                                                         651             2,858
Synaptics, Inc.*                                                                   4,300           131,494
TALX Corp.                                                                         2,089            53,875
Trident Microsystems, Inc.*                                                        3,200            53,504
Varian Semiconductor Equipment Associates, Inc.*                                   5,100           187,935
Verity, Inc.*                                                                      5,900            77,408
Virage Logic Corp.*                                                                3,000            55,710
Western Digital Corp.*                                                            17,000           184,280
Whitney Holding Corp.                                                                450            20,246
                                                                                                 3,816,447

Computer Services - 1.8%
3D Systems Corp.*                                                                  1,100            22,055
Analysts International Corp.*                                                      4,500            18,000
Anteon International Corp.*                                                        5,000           209,300
Aspen Technology, Inc.*                                                            5,800            36,018
Avocent Corp.*                                                                       836            33,874
BindView Development Corp.*                                                        4,200            18,270
Black Box Corp.                                                                    2,700           129,654
Catapult Communications Corp.*                                                     2,111            51,002
Computer Horizons Corp.*                                                           3,800            14,478
Computer Programs & Systems, Inc.                                                  1,300            30,095
Computer Task Group, Inc.*                                                           900             5,040
Covansys Corp.*                                                                    3,300            50,490
CyberGuard Corp.*                                                                  2,800            17,640
Dynamics Research Corp.*                                                           1,100            19,613
Extreme Networks, Inc.*                                                           20,500           134,275
FactSet Research Systems, Inc.                                                     4,400           257,136
I-Sector Corp.*                                                                      400             3,060
Infocrossing, Inc.*                                                                2,400            40,632
Inforte Corp.*                                                                     1,100             8,668
Intelligroup, Inc.*                                                                1,500             1,800
Intergraph Corp.*                                                                  5,500           148,115
Jack Henry & Associates, Inc.                                                      9,600           191,136
Manhattan Associates, Inc.*                                                        5,100           121,788
Maxtor Corp.*                                                                      8,900            47,170
MICROS Systems, Inc.*                                                              3,000           234,180
NetScout Systems, Inc.*                                                            3,600            25,128
Overland Storage, Inc.*                                                            1,700            28,373

PEC Solutions, Inc.*                                                               4,100            58,097
Pegasus Solutions, Inc.*                                                           3,200            40,320
Perot Systems Corp. Class A*                                                       6,600           105,798
Pomeroy Computer Resources, Inc.                                                   1,000            15,210
Radiant Systems, Inc.*                                                             2,800            18,228
Saba Software, Inc.*                                                               1,100             4,400
Safeguard Scientifics, Inc.*                                                      15,500            32,860
Sapient Corp.*                                                                    21,100           166,901
SimpleTech, Inc.*                                                                  5,700            26,220
SRA International, Inc. Class A*                                                   2,500           160,500
Sybase, Inc.*                                                                      6,700           133,665
Sykes Enterprises, Inc.*                                                           5,200            36,140
Syntel, Inc.                                                                       6,900           121,026
TechTeam Global, Inc.*                                                             1,700            17,289
Tier Technologies, Inc. Class B*                                                   1,800            16,650
Tyler Technologies, Inc.*                                                          6,900            57,684
Viewpoint Corp.*                                                                   4,500            13,950
Wind River Systems, Inc.*                                                         14,800           200,540
Zomax, Inc.*                                                                       6,000            24,660
                                                                                                 3,147,128

Computer Software - 4.0%
@Road, Inc.*                                                                       7,600            52,516
ActivCard Corp.*                                                                   5,500            48,950
Activision, Inc.*                                                                 10,612           214,150
Actuate Corp.*                                                                     8,000            20,400
Advent Software, Inc.*                                                             5,600           114,688
Agile Software Corp.*                                                              7,800            63,726
Altiris, Inc.*                                                                     4,800           170,064
American Software, Inc. Class A                                                    1,800            10,854
Ansoft Corp.*                                                                      1,500            30,300
ANSYS, Inc.*                                                                       5,600           179,536
Applix, Inc.*                                                                      1,100             5,610
Apropos Technology, Inc.*                                                          1,300             4,433
Ascential Software Corp.*                                                          2,325            37,921
Authentidate Holding Corp.*                                                        4,600            28,474
AXS-One, Inc.*                                                                     2,500             6,425
Blue Martini Software, Inc.*                                                         900             2,422
Borland Software Corp.*                                                           14,500           169,360
Bottomline Technologies, Inc.*                                                     2,200            31,878
Callidus Software, Inc.*                                                           2,200            12,958
Centra Software, Inc.*                                                               900             2,106
Cenuco, Inc.                                                                         900             5,265
Chordiant Software, Inc.*                                                          8,637            19,692
Clarus Corp.*                                                                      1,900            17,100
Concord Communications, Inc.*                                                      2,400            26,592
Convera Corp.*                                                                     4,100            19,106
Corio, Inc.*                                                                       5,500            10,615
Datastream Systems, Inc.*                                                          6,200            42,966
Dendrite International, Inc.*                                                      7,500           145,500
Digitas, Inc.*                                                                    15,380           146,879
Echelon Corp.*                                                                     5,700            48,108

Embarcadero Technologies, Inc.*                                                    3,300            31,053
Enterasys Networks, Inc.*                                                         29,000            52,200
Epicor Software Corp.*                                                             9,100           128,219
EPIQ Systems, Inc.*                                                                2,100            30,744
eResearch Technology, Inc.*                                                        8,850           140,272
FalconStor Software, Inc.*                                                         7,000            66,990
FileNET Corp.*                                                                     7,400           190,624
Hypercom Corp.*                                                                    7,800            46,176
Hyperion Solutions Corp.*                                                          4,000           186,480
Identix, Inc.*                                                                    14,884           109,844
Informatica Corp.*                                                                13,800           112,056
Intellisync Corp.*                                                                 5,600            11,424
Interactive Intelligence, Inc.*                                                    2,000             9,000
Internet Security Systems, Inc.*                                                   8,300           192,975
Interwoven, Inc.*                                                                  5,619            61,135
iPass, Inc.*                                                                       2,800            20,720
JDA Software Group, Inc.*                                                          3,800            51,756
Lawson Software, Inc.*                                                            15,700           107,859
Macromedia, Inc.*                                                                  8,080           251,450
Magma Design Automation, Inc.*                                                     5,600            70,336
Manugistics Group, Inc.*                                                           9,500            27,265
MAPICS, Inc.*                                                                      3,300            34,815
MapInfo Corp.*                                                                     2,400            28,752
MatrixOne, Inc.*                                                                   6,800            44,540
MetaSolv, Inc.*                                                                    3,200             8,480
Micromuse, Inc.*                                                                   8,200            45,510
Midway Games, Inc.*                                                               15,400           161,700
Moldflow Corp.*                                                                      900            14,310
MRO Software, Inc.*                                                                3,248            42,289
MSC Software Corp.*                                                                4,000            41,880
Neoware Systems, Inc.*                                                             1,400            13,033
NetIQ Corp.*                                                                       8,700           106,227
Netopia, Inc.*                                                                     2,600             8,450
Omnicell, Inc.*                                                                    3,700            40,700
On2 Technologies, Inc.*                                                            2,500             1,575
ONYX Software Corp.*                                                               1,300             4,160
Openwave Systems, Inc.*                                                           11,933           184,484
OPNET Technologies, Inc.*                                                          2,900            24,418
Opsware, Inc.*                                                                    12,500            91,750
Packeteer, Inc.*                                                                   4,900            70,805
PalmSource, Inc.*                                                                  2,068            26,346
Parametric Technology Corp.*                                                      33,300           196,137
PDF Solutions, Inc.*                                                               3,200            51,552
Pegasystems, Inc.*                                                                 4,500            38,385
Per-Se Technologies, Inc.*                                                         4,700            74,401
Pervasive Software, Inc.*                                                          2,300            11,155
Phoenix Technology Ltd.*                                                           5,700            47,082
Pinnacle Systems, Inc.*                                                            9,700            59,170
PLATO Learning, Inc.*                                                              2,800            20,860
Portal Software, Inc.*                                                             4,540            12,031
Progress Software Corp.*                                                           6,500           151,775
QAD, Inc.*                                                                         4,300            38,356

Quest Software, Inc.*                                                             13,300           212,135
Raindance Communications, Inc.*                                                    3,400             7,888
ScanSoft, Inc.*                                                                   14,952            62,649
Secure Computing Corp.*                                                            5,000            49,900
SERENA Software, Inc.*                                                             7,800           168,792
Simulations Plus, Inc.*                                                              200             1,112
SPSS, Inc.*                                                                        1,832            28,652
SS&C Technologies, Inc.                                                            3,600            74,340
SupportSoft, Inc.*                                                                 6,300            41,958
Synplicity, Inc.*                                                                  3,300            19,536
Take-Two Interactive Software, Inc.*                                               4,000           139,160
TeleCommunication Systems, Inc. Class A*                                           2,200             7,346
THQ, Inc.*                                                                         6,300           144,522
TIBCO Software, Inc.*                                                             10,500           140,070
Tradestation Group, Inc.*                                                          4,900            34,398
Transaction Systems Architects, Inc. Class A*                                      6,400           127,040
Ulticom, Inc.*                                                                     7,240           116,057
Ultimate Software Group, Inc.*                                                     2,600            32,968
VA Software Corp.*                                                                 4,300            10,750
Vastera, Inc.*                                                                     4,800            12,624
Vitria Technology, Inc.*                                                           3,238            13,632
Witness Systems, Inc.*                                                             5,000            87,300
                                                                                                 6,815,129

Computers - 0.0%
Gateway, Inc.*                                                                     5,000            30,050
Merge Technologies, Inc.*                                                          1,700            37,825
                                                                                                    67,875

Consumer Products - 0.8%
Blyth, Inc.                                                                        6,100           180,316
Central Garden & Pet Co.*                                                          3,200           133,568
CNS, Inc.                                                                          1,900            23,845
Department 56, Inc.*                                                               1,700            28,305
Fossil, Inc.*                                                                      6,975           178,839
IDEXX Laboratories, Inc.*                                                          2,400           131,016
Jarden Corp.*                                                                      4,950           215,028
Playtex Products, Inc.*                                                            9,200            73,508
Russ Berrie & Co., Inc.                                                            2,900            66,236
The Scotts Co. Class A*                                                              600            44,112
The Yankee Candle Co., Inc.*                                                       4,500           149,310
Tupperware Corp.                                                                  10,500           217,560
                                                                                                 1,441,643

Containers & Glass - 0.2%
Crown Holdings, Inc.*                                                             14,800           203,352
Silgan Holdings, Inc.                                                              3,100           188,976
                                                                                                   392,328

Containers-Paper/Plastic - 0.2%
Graphic Packaging Corp.*                                                          25,500           183,600
Longview Fibre Co.                                                                 7,900           143,306

Packaging Dynamics Corp.                                                             320             4,608
Rock-Tenn Co. Class A                                                              5,700            86,412
                                                                                                   417,926

Construction Materials - 0.2%
Eagle Materials, Inc.                                                              2,100           181,335
Eagle Materials, Inc. Class B                                                      1,100            92,730
U.S. Concrete, Inc.*                                                               3,800            29,146
                                                                                                   303,211

Cosmetics & Toiletries - 0.0%
CCA Industries, Inc.                                                                 510             5,835
Suncoast Naturals, Inc.*                                                              91                14
                                                                                                     5,849

Distribution/Wholesale - 1.2%
Advanced Marketing Services, Inc.                                                  2,700            27,162
Aviall, Inc.*                                                                      5,500           126,335
Bell Microproducts, Inc.*                                                          3,400            32,708
Brightpoint, Inc.*                                                                 3,150            61,551
Building Materials Holding Corp.                                                   1,800            68,922
Central European Distribution Corp.*                                               2,650            78,281
Handleman Co.                                                                      3,700            79,476
Hughes Supply, Inc.                                                                4,600           148,810
Industrial Distribution Group, Inc.*                                                 700             5,810
Keystone Automotive Industries, Inc.*                                              2,200            51,150
Nash-Finch Co.                                                                     1,700            64,192
Navarre Corp.*                                                                     4,000            70,400
NuCo2, Inc.*                                                                       1,800            39,942
Owens & Minor, Inc.                                                                7,100           200,007
Reliv' International, Inc.                                                         1,400            12,509
Rentrak Corp.*                                                                       900            11,277
ScanSource, Inc.*                                                                  2,100           130,536
SCP Pool Corp.                                                                     6,412           204,543
Spartan Stores, Inc.*                                                                700             4,655
United Natural Foods, Inc.*                                                        6,800           211,480
United Stationers, Inc.*                                                           3,400           157,080
Watsco, Inc.                                                                       3,900           137,358
WESCO International, Inc.*                                                         6,600           195,624
                                                                                                 2,119,808

Diversified Operations - 2.3%
Actuant Corp. Class A*                                                             4,000           208,600
Acuity Brands, Inc.                                                                  800            25,440
AMERCO*                                                                            2,500           114,950
Ameron International Corp.                                                         1,000            37,900
Barnes Group, Inc.                                                                 3,700            98,087
Blount International, Inc.*                                                        7,200           125,424
Carlisle Cos., Inc.                                                                1,200            77,904
Chemed Corp.                                                                       2,000           134,220
Cornell Corrections, Inc.*                                                         1,700            25,806
Digimarc Corp.*                                                                    2,400            22,368

EnPro Industries, Inc.*                                                            3,100            91,667
ESCO Technologies, Inc.*                                                           2,100           160,965
Esterline Technologies Corp.*                                                      4,200           137,130
Federal Signal Corp.                                                               7,700           135,982
Florida East Coast Industries, Inc.                                                3,700           166,870
Griffon Corp.*                                                                     4,950           133,650
Lancaster Colony Corp.                                                             1,100            47,157
Lydall, Inc.*                                                                      1,800            21,348
Mathews International Corp. Class A                                                5,500           202,400
Myers Industries, Inc.                                                             4,587            58,714
NACCO Industries, Inc. Class A                                                     1,000           105,400
Odyssey Marine Exploration, Inc.                                                   2,700             6,750
PerkinElmer, Inc.                                                                 10,033           225,642
Raven Industries, Inc.                                                             2,600            55,406
Roper Industries, Inc.                                                             2,200           133,694
Sensient Technologies Corp.                                                        6,900           165,531
Standex International Corp.                                                        1,700            48,433
Sturm, Ruger & Co., Inc.                                                           3,800            34,314
Tredegar Corp.                                                                     6,600           133,386
Trinity Industries, Inc.                                                           4,300           146,544
Universal Corp.                                                                    2,800           133,952
UNOVA, Inc.*                                                                       8,500           214,965
Vector Group Ltd.                                                                  7,119           118,389
VendingData Corp.*                                                                 1,000             2,200
Volt Information Sciences, Inc.*                                                   2,200            64,658
Walter Industries, Inc.                                                            6,300           212,499
World Fuel Services Corp.                                                          1,600            79,680
Zoltek Cos., Inc.*                                                                 1,800            26,910
                                                                                                 3,934,935

Education - 0.6%
Corinthian Colleges, Inc.*                                                         6,200           116,839
DeVry, Inc.*                                                                       9,900           171,864
Education Management Corp.*                                                        1,800            59,418
INVESTools, Inc.*                                                                  2,800             9,520
ITT Educational Services, Inc.*                                                    3,200           152,160
Laureate Education, Inc.*                                                          3,600           158,724
Learning Tree International, Inc.*                                                 2,400            32,160
Renaissance Learning, Inc.                                                         4,922            91,352
Strayer Education, Inc.                                                            1,600           175,664
The Geo Group, Inc.*                                                               2,800            74,424
                                                                                                 1,042,125

Electric Utilities - 0.2%
ALLETE, Inc.                                                                       4,100           150,675
Calpine Corp.*                                                                     3,500            13,790
Duquesne Light Holdings, Inc.                                                      4,500            84,825
Weststar Energy, Inc.                                                              1,400            32,018
                                                                                                   281,308

Electrical Equipment - 1.8%
Active Power, Inc.*                                                                6,300            28,980

ADDvantage Technologies Group, Inc.*                                                 700             3,850
Advanced Energy Industries, Inc.*                                                  4,900            44,737
Advanced Power Technology, Inc.*                                                     900             6,966
Artesyn Technologies, Inc.*                                                        5,800            65,540
August Technology Corp.*                                                           2,000            21,060
Avid Technology, Inc.*                                                             3,300           203,775
Axcelis Technologies, Inc.*                                                       16,900           137,397
C&D Technologies, Inc.                                                             3,800            64,752
Celeritek, Inc.                                                                    1,200             1,836
Checkpoint Systems, Inc.*                                                          6,400           115,520
Cohu, Inc.                                                                         3,200            59,392
Credence Systems Corp.*                                                           13,680           125,172
CyberOptics Corp.*                                                                   700            10,409
Distributed Energy Systems Corp.*                                                  4,700            11,750
Fiberstars, Inc.*                                                                    500             5,020
FLIR Systems, Inc.*                                                                4,400           280,676
Genlyte Group, Inc.*                                                               2,200           188,496
GrafTech International Ltd.*                                                      16,800           158,928
Helix Technology Corp.                                                             3,900            67,821
Ibis Technology Corp.*                                                             1,000             3,700
Input/Output, Inc.*                                                               12,900           114,036
Intermagnetics General Corp.*                                                      4,765           121,079
Lincoln Electric Holdings, Inc.                                                    5,700           196,878
Littelfuse, Inc.*                                                                  3,965           135,444
LTX Corp.*                                                                         9,700            74,593
Meade Instruments Corp.*                                                           3,300            11,319
Measurement Specialties, Inc.*                                                       800            20,368
Paxar Corp.*                                                                       6,700           148,539
Photon Dynamics, Inc.*                                                             2,500            60,700
Power Integrations, Inc.*                                                          5,300           104,834
Power-One, Inc.*                                                                  14,262           127,217
Rogers Corp.*                                                                      2,800           120,680
SBS Technologies, Inc.*                                                            1,800            25,128
SIPEX Corp.*                                                                       3,800            17,784
Technology Research Corp.                                                            400             2,772
Veeco Instruments, Inc.*                                                           4,700            99,029
Vicor Corp.                                                                        4,800            62,928
Woodhead Industries, Inc.                                                          1,700            27,251
                                                                                                 3,076,356

Electronics - 4.9%
Actel Corp.*                                                                       3,500            61,390
Aeroflex, Inc.*                                                                   11,900           144,228
Alliance Semiconductor Corp.*                                                      3,300            12,210
American Superconductor Corp.*                                                     4,200            62,538
AMETEK, Inc.                                                                       6,000           214,020
Amkor Technology, Inc.*                                                           19,300           128,924
Analogic Corp.                                                                     2,200            98,538
Anixter International, Inc.                                                        4,800           172,752
Apogee Technology, Inc.*                                                             700             3,073
Applied Micro Circuits Corp.*                                                      7,800            32,838
Artisan Components, Inc.*                                                          3,700           138,861

Asyst Technologies, Inc.*                                                          6,000            30,540
ATMI, Inc.*                                                                        5,300           119,409
Audiovox Corp. Class A*                                                            2,900            45,762
Avnet, Inc.*                                                                       1,799            32,814
Belden CDT, Inc.                                                                   5,950           138,040
Benchmark Electronics, Inc.*                                                       4,950           168,795
Brillian Corp.*                                                                      375             1,294
Brooks Automation, Inc.*                                                           7,624           131,285
BTU International, Inc.*                                                             600             1,829
Capstone Turbine Corp.*                                                            8,800            16,104
Catalyst Semiconductor, Inc.*                                                      1,700             9,350
CEVA, Inc.*                                                                        1,100            10,018
Cirrus Logic, Inc.*                                                               12,100            66,671
Coherent, Inc.*                                                                    4,900           149,156
CompuDyne Corp.*                                                                   1,100             8,206
Conexant Systems, Inc.*                                                           15,933            31,707
Cree, Inc.*                                                                        5,100           204,408
CTS Corp.                                                                          5,400            71,766
Cubic Corp.                                                                        4,500           113,265
Cymer, Inc.*                                                                       5,900           174,286
Cypress Semiconductor Corp.*                                                      13,800           161,874
Daktronics, Inc.*                                                                  2,600            64,714
DSP Group, Inc.*                                                                   4,700           104,951
DuPont Photomasks, Inc.*                                                           2,600            68,666
Electro Scientific Industries, Inc.*                                               3,000            59,280
Electroglas, Inc.*                                                                 2,400            11,400
EMCORE Corp.*                                                                      4,100            14,309
Emerson Radio Corp.*                                                               3,200            12,000
Energy Conversion Devices, Inc.*                                                   3,700            71,484
Entegris, Inc.*                                                                   12,500           124,375
ESS Technology, Inc.*                                                              5,100            36,261
Exar Corp.*                                                                        6,400            90,816
Excel Technology, Inc.*                                                            1,600            41,600
Fargo Electronics, Inc.*                                                           1,700            25,481
FARO Technologies, Inc.*                                                           2,000            62,360
Genesis Microchip, Inc.*                                                           3,100            50,282
Genus, Inc.*                                                                       2,300             4,416
II-VI, Inc.*                                                                       2,200            93,478
InFocus Corp.*                                                                     5,500            50,380
Innovex, Inc.*                                                                     1,400             7,630
Integrated Device Technology, Inc.*                                               11,300           130,628
Integrated Silicon Solution, Inc.*                                                 4,800            39,360
Itron, Inc.*                                                                       3,100            74,121
IXYS Corp.*                                                                        4,400            45,408
Keithley Instruments, Inc.                                                         1,800            35,460
KEMET Corp.*                                                                      14,700           131,565
Kopin Corp.*                                                                       9,100            35,217
LaBarge, Inc.*                                                                     1,600            20,320
Lamson & Sessions Co.*                                                             1,300            11,830
Lattice Semiconductor Corp.*                                                      15,359            87,546
LeCroy Corp.*                                                                      1,300            30,342
Lifeline Systems, Inc.*                                                            1,800            46,368

LogicVision, Inc.*                                                                   500             1,465
Lowrance Electronics, Inc.                                                           500            15,750
LSI Industries, Inc.                                                               2,600            29,770
MagneTek, Inc.*                                                                    3,400            23,460
Mattson Technology, Inc.*                                                          7,500            84,450
Merix Corp.*                                                                       2,500            28,800
Methode Electronics, Inc. Class A                                                  3,100            39,835
Micrel, Inc.*                                                                     16,200           178,524
Microsemi Corp.*                                                                  10,100           175,336
Microtune, Inc.*                                                                   4,600            28,106
Mindspeed Technologies, Inc.*                                                     13,800            38,364
MIPS Technologies, Inc. Class A*                                                   5,600            55,160
MKS Instruments, Inc.*                                                             7,200           133,560
Molecular Devices Corp.*                                                           2,370            47,637
Monolithic System Technology, Inc.*                                                3,700            23,051
Nanometrics, Inc.*                                                                 1,500            24,179
Nassda Corp.*                                                                      3,600            24,840
Newport Corp.*                                                                     6,100            86,010
Nu Horizons Electronics Corp.*                                                     2,200            17,556
OmniVision Technologies, Inc.*                                                     9,600           176,160
ON Semiconductor Corp.*                                                           45,800           207,932
OSI Systems, Inc.*                                                                 2,300            52,233
Park Electrochemical Corp.                                                         3,000            65,040
Parlex Corp.*                                                                        800             6,000
Pemstar, Inc.*                                                                     5,000             9,050
Pericom Semiconductor Corp.*                                                       3,100            29,233
Photronics, Inc.*                                                                  5,200            85,800
Pixelworks, Inc.*                                                                  3,400            38,556
Planar Systems, Inc.*                                                              1,700            19,091
PLX Technology, Inc.*                                                              3,100            32,240
PMC-Sierra, Inc.*                                                                  8,000            90,000
QuickLogic Corp.*                                                                  2,200             6,250
Rambus, Inc.*                                                                      8,900           204,700
Ramtron International Corp.*                                                       2,000             8,000
RF Monolithics, Inc.*                                                                600             5,010
Richardson Electronics, Ltd.                                                       1,100            11,671
Rudolph Technologies, Inc.*                                                        2,300            39,491
Silicon Image, Inc.*                                                              12,800           210,688
Siliconix, Inc.*                                                                   4,200           153,258
Skyworks Solutions, Inc.*                                                         12,400           116,932
Sonic Solutions*                                                                   3,500            78,540
Spectrum Control, Inc.*                                                            1,200             8,712
STATS ChipPAC Ltd. ADR*                                                            9,792            59,927
Stoneridge, Inc.*                                                                  3,300            49,929
Superconductor Technologies, Inc.*                                                 3,500             4,865
Supertex, Inc.*                                                                    1,700            36,890
Sypris Solutions, Inc.                                                             1,900            29,089
Technitrol, Inc.*                                                                  6,600           120,120
Thomas & Betts Corp.*                                                              5,600           172,200
Three-Five Systems, Inc.                                                           1,700             4,114
Transmeta Corp.*                                                                  22,000            35,860
TranSwitch Corp.*                                                                  7,500            11,550

Trimble Navigation Ltd.*                                                           6,900           227,976
Tripath Technology, Inc.*                                                          2,700             3,375
TriQuint Semiconductor, Inc.*                                                     19,600            87,220
Ultimate Electronics, Inc.*                                                        1,600             1,968
Ultratech Stepper, Inc.*                                                           3,200            60,320
Universal Display Corp.*                                                           3,300            29,700
Universal Electronics, Inc.*                                                       2,100            36,960
UQM Technologies, Inc.*                                                            1,800             4,662
Vitesse Semiconductor Corp.*                                                      35,000           123,550
White Electronic Designs Corp.*                                                    2,700            17,091
Wilson Greatbatch Technologies, Inc.*                                              3,400            76,228
Zoran Corp.*                                                                       6,061            70,186
Zygo Corp.*                                                                        2,000            23,580
                                                                                                 8,435,799

Energy - 0.4%
Arotech Corp.*                                                                     5,000             8,100
BayCorp Holdings Ltd.*                                                                68               863
Danielson Holding Corp.*                                                           6,900            58,305
Evergreen Solar, Inc.*                                                             4,000            17,480
KFx, Inc.*                                                                        10,900           158,268
Plug Power, Inc.*                                                                 11,663            71,261
Quantum Fuel Systems Technologies Worldwide, Inc.*                                 3,700            22,274
South Jersey Industries, Inc.                                                      2,200           115,632
Syntroleum Corp.*                                                                  5,500            44,165
Watts Industries, Inc. Class A                                                     3,700           119,288
                                                                                                   615,636

Enviromental Services - 0.4%
Calgon Carbon Corp.                                                                5,500            49,940
Duratek, Inc.*                                                                     1,900            47,329
Flanders Corp.*                                                                    3,400            32,640
Headwaters, Inc.*                                                                  5,700           162,450
Mine Safety Appliances Co.                                                         5,200           263,640
Rollins, Inc.                                                                      6,800           178,976
                                                                                                   734,975

Facility Services - 0.1%
ABM Industries, Inc.                                                               8,200           161,704

Financial Services - 2.9%
Advanta Corp. Class A                                                              1,600            36,192
Advanta Corp. Class B                                                              2,900            70,383
Affiliated Managers Group, Inc.*                                                   3,150           213,381
American Capital Strategies Ltd.                                                   3,300           110,055
AmeriServ Financial, Inc.*                                                         2,700            14,013
Bay View Capital Corp.                                                               560             8,573
BFC Financial Corp.*                                                                 200             2,530
Cash America International, Inc.                                                   5,200           154,596
Citizens Banking Corp.                                                             3,500           120,225
Citizens South Banking Corp.                                                       1,200            17,112

City Holding Co.                                                                   2,600            94,224
CoBiz, Inc.                                                                        1,575            31,972
Coinstar, Inc.*                                                                    3,200            85,856
CompuCredit Corp.*                                                                 6,600           180,444
Consumer Portfolio Services, Inc.*                                                   300             1,461
Credit Acceptance Corp.*                                                           6,700           170,515
Delta Financial Corp.                                                              2,000            20,600
Digital Insight Corp.*                                                             5,600           103,040
E-Loan, Inc.*                                                                      6,936            23,444
Education Lending Group, Inc.*                                                       100             1,551
eFunds Corp.*                                                                      8,300           199,283
Encore Capital Group, Inc.*                                                        3,100            73,718
eSPEED, Inc. Class A*                                                              5,500            68,035
Federal Agricultural Mortgage Corp. Class C                                          500            11,650
Financial Federal Corp.*                                                           3,000           117,600
First Albany Cos., Inc.                                                            1,147            11,126
First Commonwealth Financial Corp.                                                11,100           170,829
FirstCity Financial Corp.*                                                         1,000            10,080
Fremont General Corp.                                                              7,700           193,886
Gabelli Asset Management, Inc. Class A                                               800            38,816
IndyMac Bancorp, Inc.                                                              2,800            96,460
Interactive Data Corp.*                                                            5,000           108,700
Investment Technology Group, Inc.*                                                 7,600           152,000
Irwin Financial Corp.                                                              4,600           130,594
Jefferies Group, Inc.                                                              4,800           193,344
Knight Trading Group, Inc.*                                                       13,200           144,540
LaBranche & Co., Inc.                                                              8,400            75,264
Maxcor Financial Group, Inc.                                                         500             4,430
MCG Capital Corp.                                                                  7,100           121,623
Metris Cos., Inc.*                                                                 9,900           126,225
Netbank, Inc.                                                                      1,700            17,697
Piper Jaffray Cos., Inc.*                                                          3,000           143,850
Portfolio Recovery Associates, Inc.*                                               2,000            82,440
PRG-Schultz International, Inc.*                                                   8,400            42,252
Resource America, Inc.                                                             2,600            84,500
Sanders Morris Harris Group, Inc.                                                  2,500            44,525
South Financial Group, Inc.                                                        4,000           130,120
Southwest Bancorporation of Texas, Inc.                                            9,000           209,610
Stifel Financial Corp.*                                                            1,466            30,713
Susquehanna Bancshares, Inc.                                                       6,200           154,690
SWS Group, Inc.                                                                    2,434            53,353
The Washtenaw Group, Inc.*                                                           100               154
UICI                                                                               5,600           189,840
United Financial Mortgage Corp.*                                                     300             1,443
Unizan Financial Corp.                                                             2,600            68,510
Westwood Holdings Group, Inc.                                                        258             5,083
WFS Financial, Inc.                                                                2,400           121,872
World Acceptance Corp.*                                                            3,800           104,538
                                                                                                 4,993,560

Food & Beverages - 1.2%
American Italian Pasta Co. Class A                                                 2,700            62,775

American States Water Co.                                                          2,550            66,300
Cal-Maine Foods, Inc.                                                              2,800            33,852
Chiquita Brands International, Inc.                                                6,500           143,390
Corn Products International, Inc.                                                  2,500           133,900
Del Monte Foods Co.*                                                               5,800            63,916
Flowers Foods, Inc.                                                                5,350           168,953
Green Mountian Coffee, Inc.*                                                         600            15,060
Hain Celestial Group, Inc.*                                                        5,679           117,385
Imperial Sugar Co.*                                                                  900            17,145
Interstate Bakeries Corp.                                                          6,400            40,960
J & J Snack Foods Corp.                                                            1,200            58,836
John B. Sanfilippo & Son, Inc.*                                                    1,300            33,514
Lance, Inc.                                                                        4,900            93,247
M&F Worldwide Corp.*                                                               2,400            32,688
MGP Ingredients, Inc.                                                                500             4,320
Monterey Pasta Co.*                                                                1,200             4,056
Panera Bread Co. Class A*                                                          4,300           173,376
Peet's Coffee & Tea, Inc.*                                                         1,900            50,293
Performance Food Group Co.*                                                        5,000           134,550
Pilgrim's Pride Corp.                                                              6,700           205,556
Ralcorp Holdings, Inc.                                                             4,400           184,492
Sanderson Farms, Inc.                                                              3,400           147,152
Scheid Vineyards, Inc. Class A*                                                      100               594
Tasty Baking Co.                                                                     800             6,472
The Boston Beer Co., Inc. Class A*                                                 1,400            29,778
Triarc Cos., Inc.                                                                  3,900            50,700
Triarc Cos., Inc. Class B                                                          4,000            49,040
                                                                                                 2,122,300

Forest & Paper Products - 0.5%
Buckeye Technologies, Inc.*                                                        5,200            67,652
Caraustar Industries, Inc.*                                                        4,300            72,326
Chesapeake Corp.                                                                   2,900            78,764
Deltic Timber Corp.                                                                1,800            76,410
P.H. Glatfelter Co.                                                                7,000           106,960
Pope & Talbot, Inc.                                                                2,800            47,908
Schweitzer-Mauduit International, Inc.                                             2,100            71,295
Universal Forest Products, Inc.                                                    3,200           138,880
Wausau-Mosinee Paper Corp.                                                         8,800           157,168
                                                                                                   817,363

Funeral Services - 0.1%
Carriage Services, Inc.*                                                           1,100             5,434
Service Corp. International*                                                         800             5,960
Stewart Enterprises, Inc. Class A*                                                16,700           116,733
                                                                                                   128,127

Health Care - Biotechnology - 3.3%
Acacia Research-CombiMatrix*                                                       1,928             7,654
Affymetrix, Inc.*                                                                  3,500           127,925
Alexion Pharmaceuticals, Inc.*                                                     4,100           103,320
Antigenics, Inc.*                                                                  6,800            68,816

Arena Pharmaceuticals, Inc.*                                                       3,600            24,084
ArQule, Inc.*                                                                      3,300            19,107
AtheroGenics, Inc.*                                                                6,700           157,852
AVANT Immunotherapeutics, Inc.*                                                    7,100            14,271
Avigen, Inc.*                                                                      1,700             5,542
BioCryst Pharmaceuticals, Inc.*                                                    2,800            16,184
Bioenvision, Inc.*                                                                 3,400            30,464
BioMarin Pharmaceutical, Inc.*                                                     9,200            58,788
BioSante Pharmaceuticals, Inc.*                                                    1,600             8,768
BioSource International, Inc.*                                                     1,500            10,350
BioSphere Medical, Inc.*                                                           2,500             9,725
Cambrex Corp.                                                                      4,200           113,820
CancerVax Corp.*                                                                   3,300            35,805
Cell Genesys, Inc.*                                                                6,700            54,270
Charles River Laboratories International, Inc.*                                    2,444           112,448
Ciphergen Biosystems, Inc.*                                                        2,600            11,180
Conceptus, Inc.*                                                                   3,200            25,968
Cryolife, Inc.*                                                                    2,300            16,261
CTI Molecular Imaging, Inc.*                                                       1,600            22,704
CUNO, Inc.*                                                                        3,100           184,140
CuraGen Corp.*                                                                     6,100            43,676
Curis, Inc.*                                                                       5,400            28,188
CYTOGEN Corp.*                                                                     2,000            23,040
Digene Corp.*                                                                      3,100            81,065
Discovery Laboratories, Inc.*                                                      4,700            37,271
Diversa Corp.*                                                                     6,500            56,810
Dyax Corp.*                                                                        4,000            28,880
Emisphere Technologies, Inc.*                                                      2,500            10,125
Encysive Pharmaceuticals, Inc.*                                                    8,300            82,419
EntreMed, Inc.*                                                                    3,300            10,692
Enzo Biochem, Inc.                                                                 4,767            92,813
Enzon, Inc.*                                                                       4,700            64,484
Exact Sciences Corp.*                                                              2,100             8,022
Exelixis, Inc.*                                                                   12,700           120,650
Genaissance Pharmaceuticals, Inc.*                                                 2,300             4,899
Gene Logic, Inc.*                                                                  4,300            15,824
Genelabs Technologies, Inc.*                                                       5,800             6,960
Genencor International, Inc.*                                                     10,700           175,480
Genta, Inc.*                                                                       9,000            15,840
GenVec, Inc.*                                                                      4,100             6,683
Genzyme Corp.*                                                                         1                48
Geron Corp.*                                                                       6,400            51,008
GTC Biotherapeutics, Inc.*                                                         3,000             4,560
Guilford Pharmaceuticals, Inc.*                                                    5,100            25,245
Harvard Bioscience, Inc.*                                                          3,900            18,057
Hemispherx Biopharma, Inc.*                                                        4,100             7,790
ICOS Corp.*                                                                          500            14,140
Immunomedics, Inc.*                                                                5,500            16,720
Incyte Genomics, Inc.*                                                            14,900           148,851
Integra LifeSciences Holdings*                                                     4,900           180,957
InterMune, Inc.*                                                                   4,826            63,993
Introgen Therapeutics, Inc.*                                                       2,700            22,842

Isolagen, Inc.*                                                                    4,400            34,628
Kosan Biosciences, Inc.*                                                           3,400            23,562
Lexicon Genetics, Inc.*                                                           10,100            78,326
LifeCell Corp.*                                                                    3,400            34,748
Lipid Sciences, Inc.*                                                              2,200             8,052
Martek Biosciences Corp.*                                                          2,200           112,640
Matritech, Inc.*                                                                   3,100             3,286
Maxygen, Inc.*                                                                     5,066            64,794
Medarex, Inc.*                                                                    14,500           156,310
Myriad Genetics, Inc.*                                                             5,200           117,052
Nabi Biopharmaceuticals*                                                          10,400           152,360
Nanogen, Inc.*                                                                     3,400            25,024
Neose Technologies, Inc.*                                                          2,459            16,524
Northfield Laboratories, Inc.*                                                     3,200            72,160
Novavax, Inc.*                                                                     3,500            11,375
Nuvelo, Inc.*                                                                      3,666            36,110
Orchid Biosciences, Inc.*                                                          2,700            31,050
Oscient Pharmaceutical Corp.*                                                     10,300            37,595
Pharmaceutical Product Development, Inc.*                                          4,800           198,192
PRAECIS Pharmaceuticals, Inc.*                                                     6,800            12,920
Progenics Pharmaceuticals, Inc.*                                                   1,900            32,604
Protein Design Labs, Inc.*                                                         9,400           194,204
Regeneration Technologies, Inc.*                                                   3,700            38,776
Regeneron Pharmaceuticals, Inc.*                                                   7,900            72,759
Repligen Corp.*                                                                    2,700             7,749
Sangamo BioSciences, Inc.*                                                         2,200            13,200
Savient Pharmaceuticals, Inc.*                                                     5,800            15,718
Seattle Genetics, Inc.*                                                            5,900            38,527
Sequenom, Inc.*                                                                    2,500             3,600
Serologicals Corp.*                                                                4,000            88,480
Sirna Therapeutics, Inc.*                                                          3,000             9,480
Strategic Diagnostics, Inc.*                                                       1,550             5,425
Tanox, Inc.*                                                                       7,500           114,000
Techne Corp.*                                                                      1,700            66,130
Telik, Inc.*                                                                       7,400           141,636
The Medicines Co.*                                                                 6,200           178,560
Third Wave Technologies, Inc.*                                                     4,900            42,140
Titan Pharmaceuticals, Inc.*                                                       2,700             8,694
Transkaryotic Therapies, Inc.*                                                     6,300           159,957
Trimeris, Inc.*                                                                    2,700            38,259
Vical, Inc.*                                                                       2,600            12,220
Vicuron Phamaceuticals, Inc.*                                                     10,800           188,028
Virologic, Inc.*                                                                  10,120            28,235
VISX, Inc.*                                                                        7,900           204,373
                                                                                                 5,636,940

Health Care - Drugs - 2.8%
aaiPharma, Inc.*                                                                   3,600            11,700
Able Laboratories, Inc.*                                                           2,600            59,150
Accelrys, Inc.*                                                                    3,600            28,080
Access Pharmaceuticals, Inc.*                                                      1,300             4,602
Accredo Health, Inc.*                                                              4,150           115,038

Adolor Corp.*                                                                      5,800            57,536
Alkermes, Inc.*                                                                   14,300           201,487
Allos Therapeutics, Inc.*                                                          1,900             4,560
Alpharma, Inc. Class A                                                             6,100           103,395
Alteon, Inc.*                                                                      4,500             5,895
American Pharmaceutical Partners, Inc.*                                            6,150           230,071
Andrx Group*                                                                       3,200            69,856
AP Pharma, Inc.*                                                                   1,700             2,805
Aphton Corp.*                                                                      3,400            10,574
ARIAD Pharmaceuticals, Inc.*                                                       7,200            53,496
Array BioPharma, Inc.*                                                             3,500            33,320
AVANIR Pharmaceuticals Class A*                                                   11,200            38,192
AXM Pharma, Inc.*                                                                  1,300             4,329
Bradley Pharmaceuticals, Inc. Class A*                                             2,300            44,620
Caraco Pharmaceutical Laboratories Ltd.*                                           2,800            26,740
Cell Therapeutics, Inc.*                                                           7,800            63,492
Cellegy Pharmaceuticals, Inc.*                                                     2,200             6,312
CollaGenex Pharmaceuticals, Inc.*                                                  1,500            11,010
Connetics Corp.*                                                                   6,000           145,740
Corixa Corp.*                                                                      7,201            26,212
Cubist Pharmaceuticals, Inc.*                                                      6,300            74,529
CV Therapeutics, Inc.*                                                             5,700           131,100
D & K Healthcare Resources, Inc.                                                   1,200             9,696
Dendreon Corp.*                                                                    9,900           106,722
DOV Pharmaceutical, Inc.*                                                          3,200            57,760
Durect Corp.*                                                                      3,700            12,136
DUSA Pharmaceuticals, Inc.*                                                        1,900            27,170
First Horizon Pharmaceutical Corp.*                                                6,400           146,496
Hi-Tech Pharmacal Co., Inc.*                                                         600            11,064
Immtech International, Inc.*                                                         900            10,791
ImmunoGen, Inc.*                                                                   5,300            46,852
Impax Laboratories, Inc.*                                                         10,500           166,740
Indevus Pharmaceuticals, Inc.*                                                     7,200            42,912
Integrated Biopharma, Inc.*                                                          900             6,210
Interpharm Holdings, Inc.*                                                         2,000             4,900
IntraBiotics Pharmaceuticals, Inc.*                                                  700             2,856
Isis Pharmaceuticals, Inc.*                                                        8,000            47,200
Ista Pharmaceuticals, Inc.*                                                        1,800            18,216
K-V Pharmaceutical Co. Class A*                                                    5,600           123,480
K-V Pharmaceutical Co. Class B*                                                      700            15,946
Kos Pharmaceuticals, Inc.*                                                         5,200           195,728
Lannett Co., Inc.*                                                                 3,650            35,953
Ligand Pharmaceuticals, Inc. Class B*                                             13,300           154,812
Maxim Pharmaceuticals, Inc.*                                                       3,300             9,966
Medicis Pharmaceutical Corp. Class A                                               1,600            56,176
NeoPharm, Inc.*                                                                    2,949            36,892
Neurocrine Biosciences, Inc.*                                                      1,500            73,950
Neurogen Corp.*                                                                    5,100            47,736
NPS Pharmaceuticals, Inc.*                                                         6,600           120,648
Omega Protein Corp.*                                                               2,700            23,220
Onyx Pharmaceuticals, Inc.*                                                        5,800           187,862
Pain Therapeutics, Inc.*                                                           4,800            34,608

Par Pharmaceutical Cos., Inc.*                                                     4,800           198,624
Penwest Pharmaceuticals Co.*                                                       2,200            26,312
PetMed Express, Inc.*                                                              2,200            16,742
Pharmacopeia Drug Discovery, Inc.*                                                 1,800            10,782
Pharmacyclics, Inc.*                                                               2,300            24,081
POZEN, Inc.*                                                                       3,700            26,899
Priority Healthcare Corp. Class B*                                                 6,600           143,682
QLT, Inc.*                                                                         2,900            46,632
SciClone Pharmaceuticals, Inc.*                                                    5,500            20,350
Spectrum Pharmaceuticals, Inc.*                                                      700             4,655
Star Scientific, Inc.*                                                             8,100            41,188
Super-Gen, Inc.*                                                                   5,400            38,070
The Quigley Corp.                                                                  2,100            17,699
United Therapeutics Corp.*                                                         3,800           171,570
Valeant Pharmaceuticals International                                              7,500           197,625
VaxGen, Inc.*                                                                      3,300            56,100
Vertex Pharmaceuticals, Inc.*                                                     14,458           152,821
ViroPharma, Inc.*                                                                  2,400             7,800
VIVUS, Inc.*                                                                       4,600            20,470
Zymogenetics, Inc.*                                                                8,800           202,400
                                                                                                 4,823,041

Health Care - Products - 4.6%
1-800 CONTACTS, Inc.*                                                              1,500            33,000
Abaxis, Inc.*                                                                      2,800            40,572
Abgenix, Inc.*                                                                    16,000           165,440
ABIOMED, Inc.*                                                                     2,700            41,688
Advanced Medical Optics, Inc.*                                                     4,500           185,130
Aksys Ltd.*                                                                        3,300            18,348
Align Technology, Inc.*                                                            9,700           104,275
American Medical Systems Holdings, Inc.*                                           5,600           234,136
Arrhythmia Research Technology, Inc.                                                 200             4,218
Arrow International, Inc.                                                          6,600           204,534
ArthroCare Corp.*                                                                  3,400           109,004
Aspect Medical Systems, Inc.*                                                      3,200            78,272
ATS Medical, Inc.*                                                                   800             3,728
AVI BioPharma, Inc.*                                                               2,800             6,580
Bentley Pharmaceuticals, Inc.*                                                     2,500            26,875
BioLase Technology, Inc.                                                           3,200            34,784
Biosite Diagnostics, Inc.*                                                         2,900           178,466
Bioveris Corp.*                                                                    1,800            13,158
Bone Care International, Inc.*                                                     2,800            77,980
Caliper Life Sciences, Inc.*                                                       3,591            27,040
Candela Corp.*                                                                     2,700            30,672
Cantel Medical Corp.*                                                              1,100            41,162
Cardiac Science, Inc.*                                                             9,700            20,758
CardioDynamics International Corp.*                                                6,000            31,020
CardioTech International, Inc.*                                                    1,600             4,720
Cerus Corp.*                                                                       2,000             5,920
Cholestech Corp.*                                                                  1,700            13,840
Closure Medical Corp.*                                                             1,800            35,100
Columbia Laboratories, Inc.*                                                       4,300            11,382

Compex Technologies, Inc.*                                                         1,500             7,005
CONMED, Corp.*                                                                     4,750           134,995
Cooper Cos., Inc.                                                                  5,600           395,304
Criticare Systems, Inc.*                                                           1,000             3,580
Cyberonics, Inc.*                                                                  3,700            76,664
Cypress Bioscience, Inc.*                                                          3,600            50,616
Datascope Corp.                                                                    2,400            95,256
DepoMed, Inc.*                                                                     5,300            28,620
Diagnostic Products Corp.                                                          4,100           225,705
Digital Angel Corp.*                                                               3,100            23,963
DJ Orthopedics, Inc.*                                                              3,800            81,396
Encore Medical Corp.*                                                              5,600            38,024
Endocare, Inc.*                                                                    2,000             5,000
Endologix, Inc.*                                                                   4,100            28,003
Enpath Medical, Inc.*                                                                400             4,320
EPIX Medical, Inc.*                                                                3,600            64,476
Haemonetics Corp.*                                                                 4,600           166,566
Hanger Orthopedic Group, Inc.*                                                     3,000            24,300
HealthTronics, Inc.*                                                               3,200            34,016
Hollis-Eden Pharmaceuticals, Inc.*                                                 2,500            23,550
Human Genome Sciences, Inc.*                                                       3,700            44,474
I Trax, Inc.*                                                                      2,000             3,780
I-Flow Corp.*                                                                      3,197            58,281
ICU Medical, Inc.*                                                                 1,950            53,313
Illumina, Inc.*                                                                    4,500            42,660
Immucor, Inc.*                                                                     8,068           189,679
IMPAC Medical Systems, Inc.*                                                         700            14,413
Implant Sciences Corp.*                                                              700             6,825
Inspire Pharmaceuticals, Inc.*                                                     7,000           117,390
Invacare Corp.                                                                     2,900           134,154
IOMED, Inc.*                                                                         500             1,350
Kensey Nash Corp.*                                                                 1,700            58,701
La Jolla Pharmaceutical Co.*                                                       7,200            12,024
Landauer, Inc.                                                                     1,300            59,410
Laserscope*                                                                        3,400           122,094
Lifecore Biomedical, Inc.*                                                         1,800            20,268
Luminex Corp.*                                                                     3,600            31,968
Matrixx Initiatives, Inc.*                                                         1,400            16,226
Medical Action Industries, Inc.*                                                     900            17,730
Memry Corp.*                                                                       1,700             3,519
Mentor Corp.                                                                       5,900           199,066
Meridian Bioscience, Inc.                                                          2,000            34,780
Merit Medical Systems, Inc.*                                                       4,444            67,904
MGI Pharma, Inc.*                                                                  7,000           196,070
Micro Therapeutics, Inc.*                                                          3,797            14,239
Microtek Medical Holdings, Inc.*                                                   5,200            21,112
Milestone Scientific, Inc.*                                                          500               890
Misonix, Inc.*                                                                       600             3,906
Nastech Pharmaceutical Co., Inc.*                                                  1,200            14,508
Natus Medical, Inc.*                                                               1,400            11,200
NeighborCare, Inc.*                                                                5,700           175,104
Nektar Therapeutics*                                                              10,900           220,616

North American Scientific, Inc.*                                                   1,400             7,546
Noven Pharmaceuticals, Inc.*                                                       3,700            63,122
Novoste Corp.*                                                                     1,100             1,881
Nutraceutical International Corp.*                                                 1,300            20,033
Ocular Sciences, Inc.*                                                             3,678           180,259
OraSure Technologies, Inc.*                                                        6,100            40,992
OrthoLogic Corp.*                                                                  4,500            28,125
Osteotech, Inc.*                                                                   1,400             7,700
Palomar Medical Technologies, Inc.*                                                2,400            62,568
Perrigo Co.                                                                       10,000           172,700
PolyMedica Corp.                                                                   4,600           171,534
Possis Medical, Inc.*                                                              2,700            36,396
PSS World Medical, Inc.*                                                          11,000           137,665
QuadraMed Corp.                                                                      600             1,500
Quidel Corp.*                                                                      3,900            19,812
Quinton Cardiology Systmems, Inc.*                                                 1,200            12,672
ResMed, Inc.*                                                                      2,600           132,860
Respironics, Inc.*                                                                 3,000           163,080
Rita Medical Systems, Inc.*                                                        2,800            10,836
Sola International, Inc.*                                                          5,200           143,208
Sonic Innovations, Inc.*                                                           2,200             9,174
SONUS Pharmaceuticals, Inc.*                                                       1,900             6,688
STAAR Surgical Co.*                                                                1,900            11,856
Sybron Dental Specialties, Inc.*                                                   5,800           205,204
Synovis Life Technologies, Inc.*                                                   1,300            14,053
The Spectranetics Corp.*                                                           2,400            13,490
Theragenics Corp.*                                                                 2,400             9,744
Thoratec Corp.*                                                                    8,402            87,549
TriPath Imaging, Inc.*                                                             4,900            43,953
Urologix, Inc.*                                                                    1,400             9,058
USANA Health Sciences, Inc.*                                                       3,400           116,280
Vascular Solutions, Inc.*                                                          1,400            14,028
Ventana Medical Systems, Inc.*                                                     3,000           191,970
Vital Signs, Inc.                                                                  1,900            73,948
West Pharmaceutical Services, Inc.                                                 5,500           137,665
Wright Medical Group, Inc.*                                                        6,000           171,000
Zila, Inc.*                                                                        5,500            23,540
Zoll Medical Corp.*                                                                1,300            44,720
                                                                                                 7,859,224

Health Care - Services - 3.0%
Air Methods Corp.*                                                                   800             6,880
Albany Molecular Research, Inc.*                                                   4,400            49,016
Alliance Imaging, Inc.*                                                            7,200            81,000
Allied Healthcare International, Inc.*                                             3,400            18,700
Allscripts Heathcare Solutions, Inc.*                                              5,900            62,953
Amedisys, Inc.*                                                                    2,100            68,019
America Service Group, Inc.*                                                       1,200            32,124
American Healthways, Inc.*                                                         5,900           194,936
American Retirement Corp.*                                                         2,700            31,833
Amerigroup Corp.*                                                                  3,500           264,810
AmSurg Corp.*                                                                      5,450           160,993

Angelica Corp.                                                                     1,100            29,755
Beverly Enterprises, Inc.*                                                        19,400           177,510
Bio-Imaging Technologies, Inc.*                                                      900             4,932
Bio-Reference Laboratories, Inc.*                                                  1,300            22,620
Capital Senior Living Corp.*                                                       2,200            12,452
Celera Genomics Group - Applera Corp.*                                             9,601           132,014
Centene Corp.*                                                                     6,700           189,945
Cerner Corp.*                                                                      3,200           170,144
CHRONIMED, Inc.*                                                                   1,500             9,795
Covance, Inc.*                                                                     3,300           127,875
Curative Health Services, Inc.*                                                    1,300             8,905
Discovery Partners International*                                                  5,000            23,750
Dynacq Healthcare, Inc.*                                                           1,300             6,240
First Health Group Corp.*                                                          7,300           136,583
Five Star Quality Care, Inc.*                                                        600             5,082
Genesis HealthCare Corp.*                                                          3,100           108,593
HMS Holdings Corp.*                                                                2,500            22,475
Hooper Holmes, Inc.                                                                9,100            53,872
IDX Systems Corp.*                                                                 5,200           179,192
IMPATH, Inc.*                                                                      1,700             7,463
Kendle International, Inc.*                                                        2,300            20,240
Kindred Healthcare, Inc.*                                                          6,600           197,670
LabOne, Inc.*                                                                      2,600            83,304
LCA-Vision, Inc.                                                                   3,000            70,170
Matria Healthcare, Inc.*                                                           1,529            59,738
MedCath Corp.*                                                                     2,200            54,208
Medical Staffing Network Holdings, Inc.*                                           3,800            31,122
MedQuist, Inc.*                                                                    4,200            62,160
MIM Corp.*                                                                         2,600            16,510
National Medical Health Card Systems, Inc.*                                          907            20,953
NDCHealth Corp.                                                                    6,100           113,399
NovaMed Eyecare, Inc.*                                                             1,900            12,502
OCA, Inc.*                                                                         7,000            44,450
Odyssey Healthcare, Inc.*                                                          5,850            80,028
Option Care, Inc.                                                                  3,250            55,867
PainCare Holdings, Inc.*                                                           3,200             9,760
PAREXEL International Corp.*                                                       4,200            85,260
Pediatric Services of America, Inc.*                                                 500             6,380
Pediatrix Medical Group, Inc.*                                                     2,800           179,340
Province Healthcare Co.*                                                           7,150           159,802
Psychiatric Solutions, Inc.*                                                       2,400            87,744
Quality Systems, Inc.*                                                               800            47,840
Radiologix, Inc.*                                                                  1,600             7,040
RehabCare Group, Inc.*                                                             2,300            64,377
Res-Care, Inc.*                                                                    2,400            36,528
Select Medical Corp.                                                              11,200           197,120
SFBC International, Inc.*                                                          2,350            92,825
Sierra Health Services, Inc.*                                                      3,800           209,418
Specialty Laboratories, Inc.*                                                      3,000            33,120
STERIS Corp.*                                                                      1,300            30,836
Sun Healthcare Group, Inc.*                                                        1,100            10,132
Sunrise Assisted Living, Inc.*                                                     3,100           143,716

The TriZetto Group, Inc.*                                                          6,200            58,900
U.S. Physical Therapy, Inc.*                                                       1,800            27,756
United Surgical Partners International, Inc.*                                      4,800           200,160
VCA Antech, Inc.*                                                                 10,600           207,760
VitalWorks, Inc.*                                                                  4,300            19,135
                                                                                                 5,237,731

Household Products - 0.4%
American Woodmark Corp.                                                            2,700           117,936
Applica, Inc.*                                                                     2,800            16,940
Bassett Furniture Industries, Inc.                                                 1,500            29,438
Church & Dwight Co., Inc.                                                          2,400            80,688
Craftmade International, Inc.                                                        400             7,888
Enesco Group, Inc.*                                                                1,500            12,120
Ethan Allen Interiors, Inc.                                                        3,400           136,068
Furniture Brands International, Inc.                                               6,000           150,300
Kimball International, Inc. Class B                                                3,400            50,354
Libbey, Inc.                                                                       1,800            39,978
Lifetime Hoan Corp.                                                                1,200            19,080
Oneida Ltd.                                                                        1,500             4,590
Quaker Fabric Corp.                                                                2,400            13,440
Restoration Hardware, Inc.*                                                        3,900            22,386
Salton, Inc.*                                                                      1,900            10,754
                                                                                                   711,960

Instruments - Scientific - 0.6%
Advanced Neuromodulation Systems, Inc.*                                            3,400           134,164
Bruker BioSciences Corp.*                                                         12,538            50,528
Cepheid, Inc.*                                                                     6,300            62,622
Endocardial Solutions, Inc.*                                                       3,100            36,270
FEI Co.*                                                                           5,300           111,300
Intuitive Surgical, Inc.*                                                          5,700           228,114
IRIS International, Inc.*                                                          1,400            13,538
Kyphon, Inc.*                                                                      7,000           180,320
Metrologic Instruments, Inc.*                                                      3,200            68,000
Microvision, Inc.*                                                                 1,800            12,600
SurModics, Inc.*                                                                   2,600            84,526
Therma-Wave, Inc.*                                                                 3,900            13,494
Vital Images, Inc.*                                                                  900            15,075
X-Rite, Inc.                                                                       2,500            40,025
                                                                                                 1,050,576

Insurance - 2.2%
21St Century Insurance Group                                                      11,100           150,960
Alfa Corp.                                                                        10,395           157,848
Allmerica Financial Corp.*                                                         5,000           164,150
American Physicians Capital, Inc.*                                                 1,300            46,826
AmerUs Group Co.                                                                   1,600            72,480
Argonaut Group, Inc.*                                                              4,000            84,520
Ceres Group, Inc.*                                                                 4,500            23,220
Citizens, Inc. Class A                                                             4,758            30,310
CNA Surety Corp.*                                                                  5,400            72,090

Crawford & Co. Class A                                                               800             5,600
Crawford & Co. Class B                                                             1,300             9,750
Delphi Financial Group, Inc. Class A                                               2,950           136,143
FBL Financial Group, Inc. Class A                                                  4,000           114,200
Financial Industries Corp.*                                                          900             7,200
First Acceptance Corp.*                                                            6,200            55,552
FPIC Insurance Group, Inc.*                                                        1,400            49,532
Harleysville Group, Inc.                                                           4,800           114,576
HCC Insurance Holdings, Inc.                                                       1,000            33,120
HealthExtras, Inc.*                                                                5,200            84,760
Hilb, Rogal & Hamilton Co.                                                         5,000           181,200
Horace Mann Educators Corp.                                                        6,700           127,836
Infinity Property & Casualty Corp.                                                 3,200           112,640
LandAmerica Financial Group, Inc.                                                  2,800           151,004
Meadowbrook Insurance Group, Inc.*                                                 2,200            10,978
Ohio Casualty Corp.*                                                               6,300           146,223
Penn-America Group, Inc.                                                           1,800            27,180
Philadelphia Consolidated Holding Corp.*                                           2,900           191,806
PMA Capital Corp. Class A                                                          3,500            36,225
Presidential Life Corp.                                                            4,400            74,624
ProAssurance Corp.*                                                                4,100           160,351
RLI Corp.                                                                          3,200           133,024
RTW, Inc.*                                                                           250             2,370
Selective Insurance Group, Inc.                                                    3,300           145,992
State Auto Financial Corp.                                                         5,200           134,420
Stewart Information Services Corp.                                                 2,900           120,785
The Commerce Group, Inc.                                                           1,400            85,456
The Navigators Group, Inc.*                                                        1,700            51,187
The Phoenix Companies, Inc.                                                       13,200           165,000
Triad Guaranty, Inc.*                                                              2,100           127,008
Universal American Financial Corp.*                                                8,800           136,136
Vesta Insurance Group, Inc.                                                        4,700            17,296
Zenith National Insurance Corp.                                                      500            24,920
                                                                                                 3,776,498

Internet Services - 3.1%
1-800-FLOWERS.COM, Inc. Class A*                                                   4,700            39,527
Alloy Online, Inc.*                                                                4,300            34,701
Answerthink, Inc.*                                                                 5,400            25,164
Ariba, Inc.*                                                                      10,750           178,450
Ask Jeeves, Inc.*                                                                  6,100           163,175
Autobytel, Inc.*                                                                   6,300            38,052
Blue Coat Systems, Inc.*                                                           1,400            26,054
BroadVision, Inc.*                                                                 3,000             8,280
CACI International, Inc. Class A*                                                  4,400           299,772
CMGI, Inc.*                                                                        5,200            13,260
CNET Networks, Inc.*                                                              20,100           225,723
Corillian Corp.*                                                                   4,500            22,140
CyberSource Corp.*                                                                 4,100            29,315
Digital River, Inc.*                                                               5,400           224,694
DoubleClick, Inc.*                                                                18,700           145,486
Drugstore.com, Inc.*                                                               9,600            32,640

E. piphany, Inc.*                                                                  9,500            45,885
Earthlink, Inc.*                                                                  12,600           145,152
eCollege.Com*                                                                      2,400            27,264
Entrust Technologies, Inc.*                                                        7,500            28,425
Equinix, Inc.*                                                                     3,100           132,494
F5 Networks, Inc.*                                                                 5,500           267,960
FindWhat.com*                                                                      4,400            78,012
GoRemote Internet Communications, Inc.*                                            1,900             3,952
GSI Commerce, Inc.*                                                                6,200           110,236
Harris Interactive, Inc.*                                                          9,100            71,890
Hollywood Media Corp.*                                                             2,500            12,125
iGATE Capital Corp.*                                                               6,200            25,110
Interland, Inc.*                                                                   1,200             3,924
iVillage, Inc.*                                                                    9,400            58,092
j2 Global Communications, Inc.*                                                    4,000           138,000
Jupitermedia Corp.*                                                                5,500           130,790
Lionbridge Technologies, Inc.*                                                     3,800            25,536
LookSmart Ltd.*                                                                   12,100            26,499
MarketWatch.com, Inc.*                                                             3,542            63,756
Neoforma, Inc.*                                                                    2,400            18,456
Net2Phone, Inc.*                                                                   4,800            16,320
Netflix, Inc.*                                                                     8,300           102,339
NetRatings, Inc.*                                                                  5,900           113,103
Network Engines, Inc.*                                                             3,400             9,486
NIC, Inc.*                                                                         8,800            44,704
Overstock.com, Inc.*                                                               3,100           213,900
PC-Tel, Inc.*                                                                      2,500            19,825
Priceline.com, Inc.*                                                               7,000           165,130
Quovadx, Inc.*                                                                     2,000             4,780
Real Networks, Inc.*                                                              28,900           191,318
Redback Networks, Inc.*                                                            4,200            22,512
Register.com, Inc.*                                                                4,400            27,940
Retek, Inc.*                                                                       7,300            44,895
RSA Security, Inc.*                                                                9,300           186,558
S1 Corp.*                                                                         11,900           107,814
SafeNet, Inc.*                                                                     3,572           131,235
SeeBeyond Technology Corp.*                                                       10,200            36,516
Selectica, Inc.*                                                                   3,600            12,888
SonicWALL, Inc.*                                                                  10,700            67,624
Stamps.com, Inc.*                                                                  3,650            57,816
Stellent, Inc.*                                                                    3,100            27,342
TheStreet.com, Inc.*                                                               2,300             9,384
Tumbleweed Communications Corp.*                                                   3,800            12,692
United Online, Inc.*                                                              10,250           118,183
ValueClick, Inc.*                                                                 13,800           183,954
Vignette Corp.*                                                                   16,100            22,379
WatchGuard Technologies, Inc.*                                                     3,900            17,277
WebEx Communications, Inc.*                                                        7,500           178,350
webMethods, Inc.*                                                                  7,400            53,354
Websense, Inc.*                                                                    4,200           213,024
ZixIt Corp.*                                                                       4,000            20,600
                                                                                                 5,353,233

Leisure - 2.0%
Alliance Gaming Corp.*                                                             8,700           120,147
Ambassadors Group, Inc.                                                            1,000            35,610
Ameristar Casinos, Inc.                                                            4,600           198,306
Argosy Gaming Co.*                                                                 4,700           219,490
Atari, Inc.*                                                                      15,400            45,122
Aztar Corp.*                                                                       5,200           181,584
Bally Total Fitness Holding Corp.*                                                 3,100            13,144
Bluegreen Corp.*                                                                   4,100            81,303
Carmike Cinemas, Inc.                                                              1,800            65,700
Choice Hotels International, Inc.                                                  4,100           237,800
Churchill Downs, Inc.                                                              1,000            44,700
Dover Downs Gaming & Entertainment, Inc.                                             700             9,170
Dover Motorsports, Inc.                                                            2,000            11,460
Gaylord Entertainment Co.*                                                         4,322           179,493
Interstate Hotels & Resorts, Inc.*                                                 2,700            14,472
Isle of Capri Casinos, Inc.*                                                       4,900           125,685
Jameson Inns, Inc.                                                                   600             1,182
K2, Inc.*                                                                          7,900           125,452
Lakes Entertainment, Inc.*                                                         2,000            32,580
Magna Entertainment Corp. Class A*                                                 2,000            12,040
Mikohn Gaming Corp.*                                                               2,400            24,528
MTR Gaming Group, Inc.*                                                            4,000            42,240
Multimedia Games, Inc.*                                                            5,200            81,952
Nevada Gold & Casinos, Inc.*                                                       2,000            24,400
Penn National Gaming, Inc.*                                                        5,200           314,860
Pinnacle Entertainment, Inc.*                                                      6,100           120,658
Scientific Games Corp. Class A*                                                    9,500           226,480
Shuffle Master, Inc.*                                                              4,175           196,642
Six Flags, Inc.*                                                                  13,900            74,643
Speedway Motorsports, Inc                                                          3,400           133,212
The Marcus Corp.                                                                   3,300            82,962
Topps Co., Inc.                                                                    5,700            55,575
Trump Hotels & Casino Resorts, Inc*                                                  500             1,010
Vail Resorts, Inc.*                                                                5,800           130,036
WMS Industries, Inc.*                                                              5,100           171,054
                                                                                                 3,434,692

Machinery - 2.4%
A.O. Smith Corp.                                                                   3,400           101,796
Alamo Group, Inc.                                                                  1,000            27,160
Albany International Corp. Class A                                                 3,900           137,124
Applied Industrial Technologies, Inc.                                              4,650           127,410
Astec Industries, Inc.*                                                            3,000            51,630
Baldor Electric Co.                                                                5,600           154,168
BEI Technologies, Inc.                                                             2,100            64,848
CARBO Ceramics, Inc.                                                               2,700           186,300
Cascade Corp.                                                                      1,700            67,915
Columbus McKinnon Corp.*                                                           1,600            13,872
Dril-Quip, Inc.*                                                                   2,400            58,224
Flow International Corp.*                                                          1,300             3,887

Flowserve Corp.*                                                                   6,100           167,994
FSI International, Inc.*                                                           3,500            16,345
Gardner Denver, Inc.*                                                              3,400           123,386
Gehl Co.*                                                                            800            18,680
Gerber Scientific, Inc.*                                                           2,900            22,069
Global Power Equipment Group, Inc.*                                                6,500            63,960
Graco, Inc.                                                                        2,775           103,646
Gulf Islands Fabrication, Inc.                                                     1,600            34,928
IDEX Corp.                                                                         3,900           157,950
JLG Industries, Inc.                                                               7,600           149,188
Joy Global, Inc.                                                                   5,900           256,237
Kadant, Inc.*                                                                      1,800            36,900
Kennametal, Inc.                                                                   1,200            59,724
Kulicke and Soffa Industries, Inc.*                                                7,100            61,202
Lindsay Manufacturing Co.                                                          1,500            38,820
Lone Star Technologies, Inc.*                                                      5,200           173,992
Lufkin Industries, Inc.                                                              700            27,936
Milacron, Inc.                                                                     7,986            27,072
Powell Industries, Inc.*                                                           1,200            22,188
Presstek, Inc.*                                                                    5,200            50,336
Regal-Beloit Corp.                                                                 3,900           111,540
Robbins & Myers, Inc.                                                              2,200            52,426
Rofin-Sinar Technologies, Inc.*                                                    2,100            89,145
SatCon Technology Corp.*                                                           1,500             3,030
Sauer, Inc.                                                                        2,700            58,887
Semitool, Inc.*                                                                    4,000            37,120
Stewart & Stevenson Services, Inc.                                                 4,600            93,058
Tecumseh Products Co. Class A                                                      2,100           100,380
Tennant Co.                                                                        1,200            47,580
Terex Corp.*                                                                       4,400           209,660
The Manitowoc Co., Inc.                                                            4,800           180,720
The Middleby Corp.                                                                 1,500            76,080
Thomas Industries, Inc.                                                            2,800           111,776
Universal Compression Holdings, Inc.*                                              4,300           150,113
Woodward Governor Co.                                                              1,800           128,898
                                                                                                 4,057,300

Manufacturing - 1.6%
Applied Films Corp.*                                                               1,900            40,964
AptarGroup, Inc.                                                                   1,800            95,004
Briggs & Stratton Corp.                                                            5,200           216,216
Charles & Colvard Ltd.*                                                            1,100            11,693
CLARCOR, Inc.                                                                      3,600           197,172
Cognex Corp.                                                                       6,800           189,720
Cycle Country Accessories Corp.*                                                     300             1,890
Encore Wire Corp.*                                                                 3,300            43,989
Fedders Corp.                                                                      4,200            15,204
Foamex International, Inc.*                                                        2,900            10,904
Hologic, Inc.*                                                                     3,100            85,157
Huffy Corp.*                                                                       1,700               221
Jacuzzi Brands, Inc.*                                                             12,800           111,360
JAKKS Pacific, Inc.*                                                               4,200            92,862

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
Lennox International, Inc.                                                         9,600           195,360
Mykrolis Corp.*                                                                    6,600            93,522
Nanophase Technologies Corp.*                                                      1,600            14,197
Nordson Corp.                                                                      4,600           184,322
Polaris Industries, Inc.                                                           1,000            68,020
Quanex Corp.                                                                       2,500           171,425
Quixote Corp.                                                                        900            18,297
Rayovac Corp.*                                                                     5,900           180,304
SonoSite, Inc.*                                                                    2,200            74,690
Steinway Musical Instruments, Inc.*                                                  900            26,046
The Brink's Co.                                                                    6,000           237,120
TTM Technologies, Inc.*                                                            6,100            71,980
Varco International, Inc.*                                                         1,000            29,150
Varian, Inc.*                                                                      4,900           200,949
Wabtec Corp.                                                                       7,800           166,296
                                                                                                 2,844,034

Metals & Mining - 1.4%
Aleris International, Inc.*                                                        3,811            64,482
AMCOL International Corp.                                                          4,700            94,423
Arch Coal, Inc.                                                                    1,900            67,526
Brush Engineered Materials, Inc.*                                                  2,800            51,800
Canyon Resources Corp.*                                                            3,400             4,352
Century Aluminum Co.*                                                              5,400           141,804
CIRCOR International, Inc.                                                         1,900            44,004
Cleveland-Cliffs, Inc.                                                             1,800           186,948
Coeur d'Alene Mines Corp.*                                                        42,900           168,597
Commercial Metals Co.                                                              4,100           207,296
Generale Cable Corp.*                                                              5,900            81,715
Hecla Mining Co.*                                                                 21,300           124,179
Intermet Corp.                                                                     1,900               618
Kaydon Corp.                                                                       5,100           168,402
Liquidmetal Technologies, Inc.*                                                      500             1,150
Massey Energy Co.                                                                  6,400           223,680
Metal Management, Inc.                                                             3,200            85,984
Metals USA, Inc.*                                                                  3,000            55,650
MSC Industrial Direct Co., Inc. Class A                                            2,000            71,960
Mueller Industries, Inc.                                                           4,600           148,120
NN, Inc.                                                                           1,200            15,852
Royal Gold, Inc.                                                                   3,100            56,544
RTI International Metals, Inc.*                                                    3,200            65,728
Stillwater Mining Co.*                                                            12,700           143,002
USEC, Inc.                                                                        14,400           139,536
Wolverine Tube, Inc.*                                                              1,500            19,365
                                                                                                 2,432,717

Multimedia - 0.4%
Blockbuster, Inc. Class A                                                          6,600            62,964
Emmis Communications Corp. Class A*                                                7,200           138,168
Image Entertainment, Inc.*                                                         1,500             8,910
LodgeNet Entertainment Corp.*                                                      2,100            37,149
Macrovision Corp.*                                                                 7,500           192,900

Martha Stewart Living Omnimedia, Inc. Class A*                                     3,500           101,570
Media General, Inc. Class A                                                          400            25,924
Pegasus Communications Corp.*                                                      1,000             9,390
The Liberty Corp.                                                                  2,900           127,484
Young Broadcasting, Inc. Class A*                                                  2,300            24,288
                                                                                                   728,747

Office Equipment - 0.1%
Global Imaging Systems, Inc.*                                                      4,200           165,900
IKON Office Solutions, Inc.                                                        6,800            78,608
                                                                                                   244,508

Office Furnishings & Supplies - 0.2%
Aaron Rents, Inc.                                                                  6,200           155,000
Ennis Business Forms, Inc.                                                         2,300            44,275
Interface, Inc.*                                                                   6,500            64,805
Standard Register Co.                                                              3,600            50,832
                                                                                                   314,912

Oil & Gas - 4.8%
AGL Resources, Inc.                                                                1,100            36,564
Aquila, Inc.*                                                                     38,700           142,803
Atmos Energy Corp.                                                                 5,700           155,895
ATP Oil & Gas Corp.*                                                               3,700            68,746
Atwood Oceanics, Inc.*                                                             2,600           135,460
Berry Petroleum Co. Class A                                                        3,800           181,260
Brigham Exploration Co.*                                                           6,300            56,700
Cabot Oil & Gas Corp. Class A                                                      4,200           185,850
Cal Dive International, Inc.*                                                      5,700           232,275
Callon Petroleum Co.*                                                              2,200            31,812
Carrizo Oil & Gas, Inc.*                                                           2,000            22,600
Cheniere Energy, Inc.*                                                             3,200           203,840
Cimarex Energy Co.*                                                                1,200            45,480
Clayton Williams Energy, Inc.*                                                       900            20,610
Comstock Resources, Inc.*                                                          5,600           123,480
Delta Natural Gas, Inc.                                                              200             5,444
Delta Petroleum Corp.*                                                             2,900            45,472
Denbury Resources, Inc.*                                                           7,100           194,895
Edge Petroleum Corp.*                                                              1,600            23,328
Encore Aquisition Co.*                                                             4,900           171,059
Endeavor International Corp.*                                                      6,800            28,492
Energen Corp.                                                                      2,400           141,480
Energy Partners Ltd.*                                                              5,300           107,431
Energy West, Inc.*                                                                   200             1,380
EnergySouth, Inc.                                                                    900            25,236
Forest Oil Corp.*                                                                  2,850            90,402
Frontier Oil Corp.                                                                 4,600           122,636
Giant Industries, Inc.*                                                            1,600            42,416
Goodrich Petroleum Corp.*                                                          2,500            40,525
Grey Wolf, Inc.*                                                                  34,000           179,180
Hanover Compressor Co.*                                                           12,000           169,560
Harvest Natural Resources, Inc.*                                                   5,800           100,166

Helmerich & Payne, Inc.                                                            4,600           156,584
Holly Corp.                                                                        3,200            89,184
Horizon Offshore, Inc.*                                                            1,600             2,624
Houston Exploration Co.*                                                           2,700           152,037
Hydril Co.*                                                                        3,100           141,081
Infinity, Inc.*                                                                      800             6,544
KCS Energy, Inc.*                                                                  8,300           122,674
Key Energy Services, Inc.*                                                        14,400           169,920
Magnum Hunter Resources, Inc.*                                                    12,200           157,380
Matrix Service Co.*                                                                1,600            12,896
McMoRan Exploration Co.*                                                           3,500            65,450
Mission Resources Corp.*                                                           5,300            30,952
Mitcham Industries, Inc.*                                                            600             4,020
NATCO Group, Inc. Class A*                                                         2,200            19,360
New Jersey Resources Corp.                                                         3,250           140,855
Newpark Resources, Inc.*                                                          13,400            69,010
Oceaneering International, Inc.*                                                   4,300           160,476
Oil States International, Inc.*                                                    7,400           142,746
OMNI Energy Services Corp.*                                                          800             1,552
Parallel Petroleum Corp.*                                                          2,800            15,120
Parker Drilling Co.*                                                              14,200            55,806
Patina Oil & Gas Corp.                                                             5,312           199,200
Penn Virginia Corp.                                                                3,100           125,767
Petroleum Development Corp.*                                                       2,800           107,996
Piedmont Natural Gas Co., Inc.                                                     2,600            60,424
Plains Exploration & Production Co.*                                               7,757           201,682
Range Resources Corp.                                                             11,100           227,106
Remington Oil & Gas Corp.*                                                         4,700           128,075
RGC Resources, Inc.                                                                  200             5,178
SEACOR SMIT, Inc.*                                                                 2,600           138,840
SEMCO Energy, Inc.                                                                 2,800            14,952
Southern Union Co.                                                                 4,800           115,104
Southwestern Energy Co.*                                                           4,700           238,243
Spinnaker Exploration Co.*                                                         4,400           154,308
St. Mary Land & Exploration Co.                                                    4,100           171,134
Stone Energy Corp.*                                                                3,237           145,956
Superior Energy Services, Inc.*                                                   12,500           192,625
Swift Energy Co.*                                                                  4,800           138,912
Tesoro Petroleum Corp.*                                                            7,100           226,206
The Meridian Resource Corp.*                                                      12,700            76,835
TransMontaigne, Inc.*                                                              4,500            27,585
Tri-Valley Corp.*                                                                  1,900            23,237
Trico Marine Services, Inc.*                                                       3,100               543
UGI Corp.                                                                          2,400            98,184
Unit Corp.*                                                                        4,800           183,408
Vintage Petroleum, Inc.                                                            9,700           220,093
W-H Energy Services, Inc.*                                                         4,400            98,384
Western Gas Resources, Inc.                                                        2,600            76,050
                                                                                                 8,244,775

Paper & Related Products - 0.3%
American Greetings Corp. Class A                                                   3,600            91,260

Louisiana-Pacific Corp.                                                            8,400           224,616
Potlatch Corp.                                                                     3,500           177,030
                                                                                                   492,906

Personal Care - 0.4%
Chattem, Inc.*                                                                     3,400           112,540
Elizabeth Arden, Inc.*                                                             4,800           113,952
Nature's Sunshine Products, Inc.                                                   1,700            34,612
Nu Skin Enterprises, Inc. Class A                                                  9,000           228,420
Revlon, Inc. Class A                                                              57,600           132,480
                                                                                                   622,004

Photo Equipment & Supplies - 0.1%
American Science & Engineering, Inc.*                                                800            32,968
Concord Camera Corp.*                                                              2,700             6,183
Lexar Media, Inc.*                                                                13,000           101,920
                                                                                                   141,071

Publishing - 0.6%
Cadmus Communications Corp.                                                        1,000            12,800
Hollinger International, Inc. Class A                                              8,700           136,416
Journal Register Co.*                                                              7,100           137,243
Playboy Enterprises, Inc. Class B*                                                 4,200            51,618
PRIMEDIA, Inc.*                                                                   46,900           178,220
ProQuest Co.*                                                                      5,100           151,470
Pulitzer, Inc.                                                                     1,000            64,850
Scholastic Corp.*                                                                  5,600           206,976
Thomas Nelson, Inc.                                                                1,800            40,680
                                                                                                   980,273

Real Estate - 0.4%
Avatar Holdings, Inc.*                                                               500            24,050
Corrections Corp. of America*                                                      4,600           186,070
HomeStore.com, Inc.*                                                              19,800            59,994
Jones Lang LaSalle, Inc.*                                                          5,500           205,755
LNR Property Corp.                                                                 2,400           150,984
Trammell Crow Co.*                                                                 6,100           110,471
                                                                                                   737,324

Restaurants - 1.5%
AFC Enterprises, Inc.*                                                             2,800            66,220
Applebee's International, Inc.                                                     2,475            65,464
BJ's Restaurants, Inc.*                                                            2,800            39,200
Bob Evans Farms, Inc.                                                              5,000           130,700
Buca, Inc.*                                                                        1,500            10,440
California Pizza Kitchen, Inc.*                                                    2,900            66,700
CBRL Group, Inc.                                                                   1,200            50,220
CEC Entertainment, Inc.*                                                           5,650           225,830
Champps Entertainment, Inc.*                                                         800             6,896
Checkers Drive-In Restaurants, Inc.*                                               1,000            13,400
CKE Restaurants, Inc.*                                                             9,800           142,198
Dave & Buster's, Inc.*                                                             1,400            28,280

Famous Dave's of America, Inc.*                                                    1,145            14,554
IHOP Corp.                                                                         3,200           134,048
Jack in the Box, Inc.*                                                             4,700           173,289
Krispy Kreme Doughnuts, Inc.*                                                     10,500           132,300
Landry's Seafood Restaurants, Inc.                                                 4,400           127,864
Lone Star Steakhouse & Saloon, Inc.                                                3,300            92,400
Luby's, Inc.*                                                                      3,000            22,500
O' Charley's, Inc.*                                                                3,100            60,605
P.F. Chang's China Bistro, Inc.*                                                   4,100           231,035
Papa John's International, Inc.*                                                   2,800            96,432
RARE Hospitality International, Inc.*                                              5,809           185,075
Rubio's Restaurants, Inc.*                                                           800             9,704
Ruby Tuesday, Inc.                                                                 1,200            31,296
Ryan's Restaurant Group, Inc.*                                                     6,300            97,146
Sonic Corp.*                                                                       7,650           233,325
The Steak n Shake Co.*                                                             4,100            82,328
Total Entertainment Restaurant Corp.*                                                900            10,728
Worldwide Restaurant Concepts, Inc.*                                               2,500            10,175
                                                                                                 2,590,352

Retail - Food - 0.3%
Calavo Growers, Inc.                                                               1,000            10,620
Ingles Markets, Inc.                                                               1,400            17,346
Pathmark Stores, Inc.*                                                             3,700            21,497
Ruddick Corp.                                                                      6,500           140,985
Smart & Final, Inc.*                                                               4,500            64,755
The Great Atlantic & Pacific Tea Co., Inc.*                                        5,300            54,325
Weis Markets, Inc.                                                                 3,500           134,995
Wild Oats Markets, Inc.*                                                           4,200            37,002
Winn-Dixie Stores, Inc.                                                           21,700            98,735
                                                                                                   580,260

Retail - General - 0.9%
7-Eleven, Inc.*                                                                    8,400           201,180
99 Cents Only Stores*                                                             11,800           190,688
Bebe stores, Inc.                                                                  9,450           254,961
Big Lots, Inc.*                                                                    6,800            82,484
Casey's General Stores, Inc.                                                       7,174           130,208
Electronics Boutique Holdings Corp.*                                               4,100           176,054
Fred's, Inc.                                                                       6,687           116,354
Longs Drug Stores Corp.                                                            5,200           143,364
PriceSmart, Inc.*                                                                    500             3,780
ShopKo Stores, Inc.*                                                               4,400            82,192
The Pantry, Inc.*                                                                  3,000            90,270
                                                                                                 1,471,535

Retail - Specialty - 4.0%
A.C. Moore Arts & Crafts, Inc.*                                                    3,000            86,430
Action Performance Cos., Inc.                                                      2,200            24,178
Aeropostale, Inc.*                                                                 7,350           216,310
America's Car-Mart, Inc.*                                                            900            34,200
AnnTaylor Stores Corp.*                                                            4,275            92,041

Blair Corp.                                                                        1,000            35,660
Brookstone, Inc.*                                                                  2,950            57,673
Burlington Coat Factory Warehouse Corp.                                            6,200           140,740
Cache, Inc.*                                                                       1,800            32,436
Callaway Golf Co.                                                                 11,300           152,550
Casual Male Retail Group, Inc.*                                                    4,100            22,345
Charlotte Russe Holding, Inc.*                                                     3,200            32,320
Children's Place Retail Stores, Inc.*                                              4,800           177,744
Christopher & Banks Corp.                                                          6,437           118,763
Claire's Stores, Inc.                                                              6,600           140,250
Coldwater Creek, Inc.*                                                             3,712           114,589
Copart, Inc.*                                                                      8,050           211,876
Cost Plus, Inc.*                                                                   3,697           118,785
Deb Shops, Inc.                                                                    1,900            47,576
Finlay Enterprises, Inc.*                                                          1,200            23,748
First Cash Financial Services, Inc.*                                               2,250            60,097
Footstar, Inc.*                                                                    1,400             6,230
Friedman's, Inc. Class A                                                           1,600             2,064
GameStop Corp.*                                                                    2,900            64,844
Genesco, Inc.*                                                                     3,500           108,990
Goody's Family Clothing, Inc.                                                      3,300            30,162
Group 1 Automotive, Inc.*                                                          3,600           113,400
GTSI Corp.*                                                                        2,500            26,275
Guitar Center, Inc.*                                                               4,400           231,836
Hancock Fabrics, Inc.                                                              2,300            23,851
Hibbett Sporting Goods, Inc.*                                                      3,900           103,779
Hollywood Entertainment Corp.*                                                     9,700           126,973
Hot Topic, Inc.*                                                                   7,875           135,371
J. Jill Group, Inc.*                                                               2,750            40,948
Jo-Ann Stores, Inc.*                                                               3,500            96,390
Jos. A. Bank Clothiers, Inc.*                                                      1,900            53,770
K-Swiss, Inc. Class A                                                              4,700           136,864
Kenneth Cole Productions, Inc. Class A                                             1,900            58,634
La-Z-Boy, Inc.                                                                     8,300           127,571
Linens 'n Things, Inc.*                                                            6,000           148,800
MarineMax, Inc.*                                                                   2,300            68,448
Mothers Work, Inc.*                                                                  400             5,446
Movado Group, Inc.                                                                 2,700            50,355
Movie Gallery, Inc.                                                                4,896            93,367
NBTY, Inc.*                                                                        2,100            50,421
Nutri/System, Inc.                                                                 2,100             5,964
Pacific Sunwear of California, Inc.*                                               6,675           148,585
Party City Corp.*                                                                  2,100            27,153
Payless ShoeSource, Inc.*                                                         11,100           136,530
PC Connection, Inc.*                                                               2,000            19,040
PC Mall, Inc.*                                                                     1,200            26,856
Pep Boys - Manny, Moe & Jack                                                       8,600           146,802
Pier 1 Imports, Inc.                                                               1,900            37,430
RC2 Corp.*                                                                         3,300           107,580
Regis Corp.                                                                        3,900           179,985
Retail Ventures, Inc.*                                                             4,300            30,530
Rex Stores Corp.*                                                                  1,575            23,924

Select Comfort Corp.*                                                              6,500           116,610
Sharper Image Corp.*                                                               2,400            45,240
Shoe Carnival, Inc.*                                                               1,200            15,600
Sonic Automotive, Inc. Class A                                                     4,400           109,120
Sotheby's Holdings, Inc. Class A*                                                  7,700           139,832
Stage Stores, Inc.*                                                                2,800           116,256
Stein Mart, Inc.*                                                                  7,230           123,344
Systemax, Inc.*                                                                    4,400            32,296
The Bombay Co., Inc.*                                                              4,700            25,991
The Bon-Ton Stores, Inc.                                                           1,600            25,200
The Boyds Collection Ltd.*                                                         7,400            32,560
The Buckle, Inc.                                                                   1,700            50,150
The Cato Corp. Class A                                                             3,400            97,988
The Dress Barn, Inc.*                                                              4,500            79,200
The Gymboree Corp.*                                                                4,600            58,972
The Men's Wearhouse, Inc.*                                                         5,000           159,800
The Nautilus Group, Inc.                                                           5,600           135,352
The Sports Authority, Inc.*                                                        4,121           106,116
The Sportsman's Guide, Inc.*                                                         400             9,000
Too, Inc.*                                                                         6,200           151,652
Tractor Supply Co.*                                                                5,400           200,934
Transport World Entertainment Corp.*                                               5,400            67,338
Tuesday Morning Corp.*                                                             6,200           189,906
Tweeter Home Entertainment Group, Inc.*                                            2,000            13,700
United Retail Group, Inc.*                                                           100               433
West Marine, Inc.*                                                                 3,300            81,675
Wet Seal, Inc.*                                                                    2,475             5,618
Whitehall Jewellers, Inc.*                                                         1,700            13,583
Wilsons The Leather Experts, Inc.*                                                 4,000            15,600
                                                                                                 6,954,545

Steel - 1.2%
AK Steel Holding Corp.*                                                           17,400           251,778
Allegheny Technologies, Inc.                                                      11,300           244,871
Carpenter Technology Corp.                                                         3,400           198,764
Material Sciences Corp.*                                                           1,900            34,181
Maverick Tube Corp.*                                                               6,800           206,040
NS Group, Inc.*                                                                    3,200            88,960
Olympic Steel, Inc.*                                                                 700            18,557
Oregon Steel Mills, Inc.*                                                          5,700           115,653
Reliance Steel & Aluminum Co.                                                      3,900           151,944
Ryerson Tull, Inc.                                                                 4,000            63,000
Schnitzer Steel Industries, Inc. Class A                                           4,750           161,167
Shiloh Industries, Inc.*                                                           1,100            15,400
Steel Dynamics, Inc.                                                               5,400           204,552
Steel Technologies, Inc.                                                           1,900            52,269
The Timken Co.                                                                     2,400            62,448
Valmont Industries, Inc.                                                           3,600            90,396
Worthington Industries, Inc.                                                       6,000           117,480
                                                                                                 2,077,460

Telecommunications - 2.3%

AirGate PCS, Inc.*                                                                 1,300            46,280
Anaren Microwave, Inc.*                                                            2,900            37,584
APAC Telecommunications Corp.*                                                     6,900            12,006
Aware, Inc.*                                                                       2,700            13,095
Axesstel, Inc.                                                                       800             2,600
Boston Communications Group, Inc.*                                                 2,100            19,404
C-Cor.net Corp.*                                                                   6,500            60,450
Carrier Access Corp.*                                                              4,700            50,196
CellStar Corp.*                                                                    2,400            10,680
Centennial Communications Corp. Class A*                                          12,300            97,539
Cincinnati Bell, Inc.*                                                            44,100           183,015
Commonwealth Telephone Enterprises, Inc.*                                          3,800           188,708
CommScope, Inc.*                                                                   9,200           173,880
Comtech Telecommunications Corp.*                                                  2,150            80,861
CT Communications, Inc.                                                            2,200            27,060
D&E Communications, Inc.                                                           1,700            20,485
EMS Technologies, Inc.*                                                            1,300            21,606
General Communication, Inc. Class A*                                               8,600            94,944
Glenayre Technologies, Inc.*                                                       5,000            10,900
GulfMark Offshore, Inc.*                                                           2,300            51,221
Harmonic, Inc.*                                                                   10,800            90,072
Hickory Tech Corp.                                                                   700             7,483
IDT Corp.*                                                                         2,900            42,572
IDT Corp. Class B*                                                                 5,000            77,400
Infonet Services Corp. Class B*                                                    5,000            10,100
InfoSpace, Inc.*                                                                   4,800           228,240
InterDigital Communications Corp.*                                                 9,400           207,740
Intrado, Inc.*                                                                     2,400            29,040
LCC International, Inc. Class A*                                                   1,600             9,328
Lightbridge, Inc.*                                                                 3,100            18,724
Metro One Telecommunications, Inc.*                                                4,100             6,519
MRV Communications, Inc.*                                                         15,600            57,252
NMS Communications Corp.*                                                          6,300            39,753
Norstan, Inc.*                                                                     1,100             6,094
Novatel Wireless, Inc.*                                                            4,800            93,024
ParkerVision, Inc.*                                                                1,000             8,899
Path 1 Network Technologies, Inc.*                                                   400             1,592
Plantronics, Inc.                                                                  5,000           207,350
Powerwave Technologies, Inc.*                                                     16,300           138,224
Price Communications Corp.                                                         8,425           156,621
Primus Telecommunications Group, Inc.*                                            13,500            42,930
Proxim Corp. Class A*                                                                245             1,002
PTEK Holdings, Inc.*                                                              12,000           128,520
RCN Corp.*                                                                         1,100                19
RF Micro Devices, Inc.*                                                           18,400           125,856
Spherix, Inc.*                                                                     1,400             4,550
SR Telecom, Inc.*                                                                    255               803
SureWest Communications                                                            1,908            54,092
Sycamore Networks, Inc.*                                                          32,900           133,574
SymmetriCom, Inc.*                                                                 6,684            64,902
Talk America Holdings, Inc.*                                                       3,066            20,297
Telular Corp.*                                                                     1,100             9,361

Time Warner Telecom, Inc. Class A*                                                 6,500            28,340
Tollgrade Communications, Inc.*                                                    1,200            14,688
Triton PCS Holdings, Inc. Class A*                                                 7,300            24,966
UbiquiTel, Inc.*                                                                  13,400            95,408
US LEC Corp. Class A*                                                              4,200            13,427
USA Mobility, Inc.*                                                                3,000           105,930
Westell Technologies, Inc. Class A*                                                8,000            54,400
Western Wireless Corp. Class A*                                                    9,800           287,140
Wireless Facilities, Inc.*                                                        10,900           102,896
Wireless Telecom Group, Inc.                                                       1,600             4,560
                                                                                                 3,956,202

Textile & Apparel - 1.4%
Ashworth, Inc.*                                                                    2,000            21,780
Brown Shoe Co., Inc.                                                               2,700            80,541
Candie's, Inc.*                                                                    2,400            12,960
Charming Shoppes, Inc.*                                                           16,300           152,731
Cherokee, Inc.                                                                       700            24,696
Columbia Sportswear Co.*                                                             750            44,708
Culp, Inc.*                                                                        1,500            10,170
Cutter & Buck, Inc.                                                                1,200            17,484
DHB Industries, Inc.*                                                              7,300           138,992
G & K Services, Inc. Class A                                                       2,900           125,918
Guess?, Inc.*                                                                      7,000            87,850
Haggar Corp.                                                                         800            18,783
Kellwood Co.                                                                       4,100           141,450
Oakley, Inc.                                                                      12,300           156,825
Oshkosh B' Gosh, Inc. Class A                                                      1,400            29,960
Oxford Industries, Inc.                                                            2,800           115,640
Perry Ellis International, Inc.*                                                   1,000            20,350
Phillips-Van Heusen Corp.                                                          5,000           135,000
Quiksilver, Inc.*                                                                  7,600           226,404
Reebok International Ltd.                                                          1,100            48,400
Russell Corp.                                                                      5,100            99,348
Skechers U.S.A., Inc. Class A*                                                     3,100            40,176
Steven Madden Ltd.*                                                                1,600            30,176
Stride Rite Corp.                                                                  5,500            61,435
Tag-It Pacific, Inc.*                                                              1,100             4,950
The Dixie Group, Inc.*                                                             1,200            20,232
The Finish Line, Inc. Class A                                                      7,700           140,910
The Warnaco Group, Inc.*                                                           6,400           138,240
Tropical Sportswear Int'l Corp.*                                                     800               128
Unifi, Inc.*                                                                       4,500            17,235
Wolverine World Wide, Inc.                                                         6,400           201,088
                                                                                                 2,364,560

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.                                                           1,800            38,790
Goodyear Tire & Rubber Co.*                                                       12,100           177,386
                                                                                                   216,176

Tobacco - 0.0%

DIMON, Inc.                                                                        5,900            39,648
Standard Commercial Corp.                                                          1,800            35,028
                                                                                                    74,676

Tools-Hand Held - 0.1%
Toro Co.                                                                           3,200           260,320

Transportation - 2.1%
ABX Air, Inc.*                                                                     4,300            38,227
AirNet Systems, Inc.*                                                                700             2,443
Alexander & Baldwin, Inc.                                                          2,500           106,050
Arkansas Best Corp.                                                                4,300           193,027
Celadon Group, Inc.*                                                               1,200            26,700
Covenant Transport, Inc. Class A*                                                  1,500            31,230
Dynamex, Inc.*                                                                     1,300            24,089
EGL, Inc.*                                                                         6,800           203,252
Forward Air Corp.*                                                                 3,900           174,330
Frozen Food Express Industries, Inc.*                                              1,900            24,510
GATX Corp.                                                                         6,000           177,360
Genesee & Wyoming, Inc. Class A*                                                   4,150           116,740
Heartland Express, Inc.                                                           10,443           234,654
Interpool, Inc.                                                                    2,700            64,800
Kansas City Southern Industries, Inc.*                                             8,715           154,517
Kirby Corp.*                                                                       3,400           150,892
Knight Transportation, Inc.                                                        8,500           210,800
Laidlaw International, Inc.*                                                       5,000           107,000
Landstar Systems, Inc.*                                                            3,900           287,196
Maritrans, Inc.                                                                    1,100            19,987
Offshore Logistics, Inc.*                                                          3,600           116,892
Old Dominion Freight Line, Inc.*                                                   4,435           154,338
Overseas Shipholding Group, Inc.                                                   3,800           209,760
P.A.M. Transportation Services, Inc.*                                              1,400            26,250
RailAmerica, Inc.*                                                                 5,100            66,555
SCS Transportation, Inc.*                                                          2,100            49,077
Seabulk International, Inc.*                                                       2,500            30,275
Stonepath Group, Inc.*                                                             3,500             4,235
Swift Transportation Co., Inc.*                                                      680            14,606
USA Truck, Inc.*                                                                   1,000            17,000
USF Corp.                                                                          4,050           153,698
Werner Enterprises, Inc.                                                           2,375            53,770
Yellow Roadway Corp.*                                                              5,392           300,388
                                                                                                 3,544,648

Utilities - 1.7%
Allegheny Energy, Inc.*                                                            5,000            98,550
Artesian Resources Corp. Class A                                                     200             5,624
Avista Corp.                                                                       7,800           137,826
Black Hills Corp.                                                                  4,900           150,332
California Water Service Group                                                     2,900           109,185
Cascade Natural Gas Corp.                                                          1,500            31,800
Central Vermont Public Service Corp.                                               1,500            34,890

CH Energy Group, Inc.                                                              2,700           129,735
Chesapeake Utilities Corp.                                                           600            16,020
Cleco Corp.                                                                        7,500           151,950
CMS Energy Corp.*                                                                 10,300           107,635
Dynegy, Inc. Class A*                                                             13,900            64,218
El Paso Electric Co.*                                                              7,600           143,944
Empire District Electric Co.                                                       4,100            92,988
FuelCell Energy, Inc.*                                                             7,600            75,240
Green Mountain Power Corp.                                                           800            23,064
IDACORP, Inc.                                                                      4,600           140,622
Ionics, Inc.*                                                                      3,500           151,690
MGE Energy, Inc.                                                                   3,400           122,502
Middlesex Water Co.                                                                  999            18,921
Northwest Natural Gas Co.                                                          4,100           138,334
Otter Tail Power Co.                                                               4,114           105,030
Peoples Energy Corp.                                                                 700            30,765
PNM Resources, Inc.                                                                6,150           155,534
Sierra Pacific Resources                                                          16,400           172,200
Southwest Gas Corp.                                                                5,300           134,620
Southwest Water Co.                                                                2,138            28,753
The Laclede Group, Inc.                                                            3,400           105,910
UIL Holdings Corp.                                                                 2,200           112,860
Unisource Energy Corp.                                                             5,000           120,550
Unitil Corp.                                                                         500            14,150
WGL Holdings, Inc.                                                                 1,000            30,840
WPS Resources Corp.                                                                1,200            59,952
                                                                                                 3,016,234

Waste Management - 0.2%
Casella Waste Systems, Inc. Class A*                                               3,400            49,776
Clean Harbors, Inc.*                                                               1,200            18,096
Darling International, Inc.*                                                       8,300            36,188
Rentech, Inc.*                                                                     2,300             5,129
Stericycle, Inc.*                                                                  3,200           147,040
Waste Connections, Inc.*                                                           4,650           159,263
                                                                                                   415,492

TOTAL COMMON STOCKS
(Identified Cost $123,814,000)                                                                 170,760,501

RIGHTS - 0.0%

Health Care - Biotechnology - 0.0%
Virologic, Inc. Contingent Value Rights*                                           6,120             1,469

Retail - General - 0.0%
PriceSmart, Inc. Expires 12/21/05*                                                   500               509

TOTAL RIGHTS
(Identified Cost $2,203)                                                                             1,978

WARRANTS - 0.0%

Building & Construction - 0.0%
Foster Wheeler Ltd. Class B expires 09/15/07*                                      1,200                 0

Oil & Gas - 0.0%
Magnum Hunter Resources, Inc. expires 03/21/05*                                      580               192

TOTAL WARRANTS
(Identified Cost $586)                                                                                 192

SHORT-TERM INVESTMENTS - 1.2%

Other - 1.2%
SSgA Government Money Market Fund                                                      1                 1
SSgA Money Market Fund                                                         1,992,002         1,992,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,992,003)                                                                     1,992,003

Total Investments - 100.3%
(Identified Cost $125,808,792)#                                                                172,754,674
Liabilities, Less Cash and Other Assets -- (0.3%)                                                 -437,802
Net Assets -- 100%                                                                         $   172,316,872

See Notes to Financial Statements.

SA U.S. HBtM Fund
COMMON STOCKS - 99.0%

Aerospace/Defense - 2.7%
Northrop Grumman Corp.                                                            57,500   $     3,125,700
Raytheon Co.                                                                      59,300         2,302,619
                                                                                                 5,428,319

Agricultural Operations - 0.7%
Corn Products International, Inc.                                                  3,400           182,104
Monsanto Co.                                                                      22,300         1,238,765
                                                                                                 1,420,869

Airlines - 0.0%
Delta Air Lines, Inc.*                                                            10,000            74,800

Auto & Related - 4.1%
Dana Corp.                                                                        23,700           410,721
Ford Motor Co.                                                                   264,600         3,873,744
General Motors Corp.                                                              87,000         3,485,220
Lear Corp.*                                                                        1,700           103,717
Navistar International Corp.*                                                        700            30,786
United Rentals, Inc.*                                                              6,300           119,070
Visteon Corp.                                                                     11,391           111,290
                                                                                                 8,134,548

Banks/Savings & Loans - 0.3%
Astoria Financial Corp.                                                            5,800           231,826
Commercial Federal Corp.                                                           2,000            59,420
Independence Community Bank Corp.                                                  3,000           127,740
Sovereign Bancorp, Inc.                                                            9,800           220,990
                                                                                                   639,976

Broadcasting - 5.8%
Clear Channel Communications, Inc.                                                92,172         3,086,840
Comcast Corp. Class A*                                                           153,905         5,121,958
Comcast Corp. Class A Special*                                                    56,300         1,848,892
Fox Entertainment Group, Inc. Class A*                                             7,700           240,702
Hearst-Argyle Television, Inc.                                                    10,600           279,628
Liberty Media International, Inc. Series A*                                       18,605           860,109
Radio One, Inc. Class A*                                                           2,800            45,080
The DIRECTV Group, Inc.*                                                           8,506           142,391
                                                                                                11,625,600

Building & Construction - 0.7%
Lafarge Corp.                                                                     11,800           605,576
Pulte Corp.                                                                       10,800           689,040
                                                                                                 1,294,616

Business Services - 0.8%
Electronic Data Systems Corp.                                                     72,700         1,679,370

Chemicals - 1.0%
Ashland, Inc.                                                                     11,300           659,694
Eastman Chemical Co.                                                               8,400           484,932
Lubrizol Corp.                                                                     1,800            66,348
Lyondell Chemical Co.                                                             22,500           650,700
Valhi, Inc.                                                                        1,800            28,962
                                                                                                 1,890,636

Communications Equipment - 0.2%
Andrew Corp.*                                                                     24,800           338,024

Computer Equipment - 0.2%
Ingram Micro, Inc. Class A*                                                       22,500           468,000

Computer Services - 0.5%
Compuware Corp.*                                                                  45,300           293,091
Sun Microsystems, Inc.*                                                           97,600           525,088
Unisys Corp.*                                                                     14,000           142,520
                                                                                                   960,699

Computer Software - 0.3%
3Com Corp.*                                                                       58,600           244,362
CheckFree Corp.*                                                                   9,100           346,528
WebMD Corp.*                                                                       8,100            66,096
                                                                                                   656,986

Computers - 1.1%
Hewlett-Packard Co.                                                              102,700         2,153,619

Containers & Glass - 0.2%
Owens-Illinois, Inc.*                                                             19,000           430,350

Diversified Operations - 1.2%
Cendant Corp.                                                                     57,900         1,353,702
PerkinElmer, Inc.                                                                  5,800           130,442
Textron, Inc.                                                                     12,300           907,740
                                                                                                 2,391,884

Electronics - 3.1%
Advanced Micro Devices, Inc.*                                                     32,500           715,650
Agere Systems, Inc. Class A*                                                         674               924
Agere Systems, Inc. Class B*                                                      16,561            22,357
Applied Micro Circuits Corp.*                                                     22,500            94,725
Arrow Electronics, Inc.*                                                          19,300           468,990
Avnet, Inc.*                                                                      19,100           348,384
AVX Corp.                                                                         13,200           166,320
Curtiss-Wright Corp. Class B                                                         258            14,515

Intersil Corp. Class A                                                            25,300           423,522
LSI Logic Corp.*                                                                  63,900           350,172
Micron Technology, Inc.*                                                          95,000         1,173,250
Sanmina Corp.*                                                                    84,000           711,480
Solectron Corp.*                                                                  74,900           399,217
Tech Data Corp.*                                                                   8,200           372,280
Thermo Electron Corp.*                                                             9,000           271,710
Thomas & Betts Corp.*                                                              5,000           153,750
Vishay Intertechnology, Inc.*                                                     33,900           509,178
                                                                                                 6,196,424

Energy - 0.3%
Peabody Energy Corp.                                                               8,400           679,644

Financial Services - 5.5%
A.G. Edwards, Inc.                                                                11,900           514,199
AmeriCredit Corp.*                                                                24,400           596,580
Instinet Group, Inc.*                                                              3,100            18,693
J.P. Morgan Chase & Co.                                                          101,200         3,947,812
Janus Capital Group, Inc.                                                         31,200           524,472
KeyCorp                                                                            9,700           328,830
LaBranche & Co., Inc.                                                              3,500            31,360
MBIA, Inc.                                                                        22,500         1,423,800
Protective Life Corp.                                                             11,000           469,590
Providian Financial Corp.*                                                        38,700           637,389
Prudential Financial, Inc.                                                        14,200           780,432
The Bear Stearns Cos., Inc.                                                       16,760         1,714,716
                                                                                                10,987,873

Food & Beverages - 3.0%
Archer-Daniels-Midland Co.                                                        97,196         2,168,442
Coca-Cola Enterprises, Inc.                                                       75,300         1,570,005
Kraft Foods, Inc. Class A                                                         23,700           843,957
PepsiAmericas, Inc.                                                               15,300           324,972
Smithfield Foods, Inc.*                                                           14,400           426,096
Tyson Foods, Inc. Class A                                                         37,607           691,969
                                                                                                 6,025,441

Forest & Paper Products - 3.1%
Georgia-Pacific Group                                                             41,800         1,566,664
International Paper Co.                                                           29,000         1,218,000
Smurfit-Stone Container Corp.                                                     40,343           753,607
Weyerhaeuser Co.                                                                  37,900         2,547,638
                                                                                                 6,085,909

Funeral Services - 0.2%
Service Corp. International*                                                      40,300           300,235

Health Care - Drugs - 1.0%
AmerisourceBergen Corp.                                                           17,600         1,032,768

Millennium Pharmaceuticals, Inc.*                                                 28,900           350,268
Watson Pharmaceuticals, Inc.*                                                     18,900           620,109
                                                                                                 2,003,145

Health Care - Products - 1.0%
Bausch & Lomb, Inc.                                                                  700            45,122
Human Genome Sciences, Inc.*                                                       4,900            58,898
Invitrogen Corp.*                                                                  7,400           496,762
McKesson Corp.                                                                    43,800         1,377,948
                                                                                                 1,978,730

Health Care - Services - 2.0%
Humana, Inc.*                                                                     22,900           679,901
Medco Health Solutions, Inc.*                                                     29,500         1,227,200
PacifiCare Health Systems, Inc.*                                                  12,000           678,240
Tenet Healthcare Corp.*                                                           69,800           766,404
Triad Hospitals, Inc.*                                                            16,700           621,407
                                                                                                 3,973,152

Insurance - 18.1%
Allmerica Financial Corp.*                                                         8,100           265,923
Allstate Corp.                                                                   105,400         5,451,288
American Financial Group, Inc.                                                    13,400           419,554
American National Insurance Co.                                                    3,500           364,560
Chubb Corp.                                                                       28,500         2,191,650
CIGNA Corp.                                                                        7,300           595,461
Cincinnati Financial Corp.                                                        27,704         1,226,179
CNA Financial Corp.*                                                              38,600         1,031,006
Hartford Financial Services Group, Inc.                                           45,200         3,132,812
Lincoln National Corp.                                                            28,300         1,321,044
Loews Corp.                                                                       29,300         2,059,790
MetLife, Inc.                                                                    120,600         4,885,506
MGIC Investment Corp.                                                              9,400           647,754
Nationwide Financial Services, Inc. Class A                                        9,000           344,070
Odyssey Re Holdings Corp.                                                          8,700           219,327
Old Republic International Corp.                                                  28,400           718,520
Principal Financial Group, Inc.                                                   47,900         1,961,026
Radian Group, Inc.                                                                15,300           814,572
Reinsurance Group of America, Inc.                                                 9,600           465,120
Safeco Corp.                                                                      21,500         1,123,160
St. Paul Cos., Inc.                                                               83,100         3,080,517
StanCorp Financial Group, Inc.                                                     4,700           387,750
The First American Corp.                                                          17,800           625,492
The PMI Group, Inc.                                                               16,900           705,575
Torchmark, Inc.                                                                   13,900           794,246
Unitrin, Inc.                                                                     10,100           459,045
UnumProvident Corp.                                                               45,900           823,446
                                                                                                36,114,393

Internet Services - 1.6%
InterActiveCorp*                                                                  97,798         2,701,181
Qwest Communications International, Inc.*                                        131,900           585,636
                                                                                                 3,286,817

Leisure - 1.9%
Caesars Entertainment, Inc.*                                                      43,700           880,118
MGM Mirage, Inc.*                                                                 19,200         1,396,608
Starwood Hotels & Resorts Worldwide, Inc. Class B                                 24,200         1,413,280
                                                                                                 3,690,006

Machinery - 0.2%
AGCO Corp.*                                                                        5,300           116,017
SPX Corp.                                                                          7,600           304,456
                                                                                                   420,473

Metals & Mining - 0.4%
Phelps Dodge Corp.                                                                 7,200           712,224

Multimedia - 12.3%
A.H. Belo Corp. Series A                                                          16,200           425,088
Cox Radio, Inc. Class A*                                                           2,200            36,256
Liberty Media Corp. Class A                                                      422,600         4,640,148
Metro-Goldwyn-Mayer, Inc.*                                                        20,400           242,352
Time Warner, Inc.*                                                               414,300         8,053,992
Tribune Co.                                                                       20,200           851,228
Univision Communications, Inc. Class A*                                           28,700           840,049
Viacom, Inc. Class A                                                              17,400           645,192
Viacom, Inc. Class B                                                             189,600         6,899,544
Walt Disney Co.                                                                   71,300         1,982,140
                                                                                                24,615,989

Office Equipment - 0.1%
IKON Office Solutions, Inc.                                                       23,300           269,348

Office Furnishings & Supplies - 0.3%
OfficeMax, Inc.                                                                   14,300           448,734
Steelcase, Inc. Class A                                                            6,100            84,424
                                                                                                   533,158

Oil & Gas - 8.5%
Amerada Hess Corp.                                                                14,718         1,212,469
Anadarko Petroleum Corp.                                                          39,326         2,548,718
Apache Corp.                                                                      21,482         1,086,344
Chesapeake Energy Corp.                                                           28,000           462,000
ConocoPhillips                                                                    18,800         1,632,404
Devon Energy Corp.                                                                 2,400            93,408
Diamond Offshore Drilling, Inc.                                                   24,798           993,160
Forest Oil Corp.*                                                                  4,700           149,084
Helmerich & Payne, Inc.                                                            3,900           132,756
Kerr-McGee Corp.                                                                  30,167         1,743,351
Marathon Oil Corp.                                                                55,500         2,087,355
Occidental Petroleum Corp.                                                        16,300           951,268

Pogo Producing Co.                                                                10,700           518,843
Pride International, Inc.*                                                        25,900           531,986
Rowan Cos., Inc.*                                                                  2,500            64,750
Sunoco, Inc.                                                                       6,500           531,115
Tidewater, Inc.                                                                    9,400           334,734
Valero Energy Corp.                                                               41,600         1,888,640
                                                                                                16,962,385

Paper & Related Products - 1.2%
Bowater, Inc.                                                                     10,900           479,273
Louisiana-Pacific Corp.                                                           17,200           459,928
MeadWestvaco Corp.                                                                32,013         1,084,921
Temple-Inland, Inc.                                                                5,400           369,360
                                                                                                 2,393,482

Publishing - 0.0%
Hollinger International, Inc. Class A                                              2,600            40,768

Retail - Food - 0.6%
Albertson's, Inc.                                                                 36,600           874,008
SUPERVALU, Inc.                                                                   11,700           403,884
                                                                                                 1,277,892

Retail - General - 3.3%
Dillards, Inc. Class A                                                            13,100           351,997
Federated Department Stores, Inc.                                                 27,000         1,560,330
J.C. Penney Co., Inc.                                                             35,700         1,477,980
May Department Stores Co.                                                         41,200         1,211,280
Sears, Roebuck & Co.                                                              37,000         1,888,110
                                                                                                 6,489,697

Retail - Specialty - 1.5%
American Greetings Corp. Class A                                                   9,700           245,895
AutoNation, Inc.*                                                                 40,100           770,321
Barnes & Noble, Inc.                                                              10,100           325,927
Blockbuster, Inc. Class A                                                          4,500            42,930
Borders Group, Inc.                                                                5,700           144,780
Circuit City Stores-Circuit City Group                                            28,600           447,304
GameStop Corp. Class B*                                                            1,826            40,921
Rite Aid Corp.*                                                                    8,500            31,110
Saks, Inc.                                                                        22,700           329,377
Toys "R" Us, Inc.*                                                                34,300           702,121
                                                                                                 3,080,686

Steel - 0.3%
Nucor Corp.                                                                        7,200           376,848
The Timken Co.                                                                     6,300           163,926
Worthington Industries, Inc.                                                       3,000            58,740
                                                                                                   599,514

Telecommunications - 4.6%

American Tower Corp. Class A*                                                     29,400           540,960
AT&T Corp.                                                                       119,040         2,268,902
CIENA Corp.*                                                                      24,700            82,498
Cincinnati Bell, Inc.*                                                            13,200            54,780
Comverse Technology, Inc.*                                                        14,000           342,300
Crown Castle International Corp.*                                                 28,400           472,576
Level 3 Communications, Inc.*                                                     15,000            50,850
Lucent Technologies, Inc.*                                                        36,600           137,616
SBC Communications, Inc.                                                          17,400           448,398
Sprint Corp.                                                                     125,100         3,108,735
Telephone & Data Systems, Inc.                                                     8,400           646,380
Tellabs, Inc.*                                                                    63,600           546,324
United States Cellular Corp.*                                                      8,500           380,460
                                                                                                 9,080,779

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.                                                           2,300            49,565
Goodyear Tire & Rubber Co.*                                                       12,400           181,784
                                                                                                   231,349

Tobacco - 0.5%
Reynolds American, Inc.                                                           12,900         1,013,940

Transportation - 4.2%
Alexander & Baldwin, Inc.                                                          3,700           156,954
Burlington Northern Santa Fe Corp.                                                22,800         1,078,668
CSX Corp.                                                                         33,900         1,358,712
Laidlaw International, Inc.*                                                         400             8,560
Norfolk Southern Corp.                                                            62,600         2,265,494
Overseas Shipholding Group, Inc.                                                   3,000           165,600
Ryder System, Inc.                                                                13,900           664,003
Union Pacific Corp.                                                               41,000         2,757,250
                                                                                                 8,455,241

Utilities - 0.1%
Alliant Energy Corp.                                                               4,500           128,700

Waste Management - 0.2%
Allied Waste Industries, Inc.*                                                    48,800           452,864

TOTAL COMMON STOCKS
(Identified Cost $159,967,491)                                                                 197,668,554

SHORT-TERM INVESTMENTS - 0.8%

Other - 0.8%
SSgA Government Money Market Fund                                                      1                 1
SSgA Money Market Fund                                                         1,606,001         1,606,001

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,606,002)                                                                     1,606,002

Total Investments - 99.8%
(Identified Cost $161,573,493)#                                                                199,274,556
Cash and Other Assets, Less Liabilities -- 0.2%                                                    423,505
Net Assets -- 100%                                                                         $   199,698,061

See Notes to Financial Statements.

SA U.S. Market Fund
COMMON STOCKS - 98.8%

Advertising - 0.2%
aQuantive, Inc.*                                                                     600   $         5,364
Getty Images, Inc.*                                                                1,300            89,505
Interpublic Group of Cos., Inc.*                                                  10,970           146,998
Lamar Advertising Co. Class A*                                                     2,300            98,394
Omnicom Group, Inc.                                                                4,900           413,168
                                                                                                   753,429

Aerospace/Defense - 1.6%
Alliant Techsystems, Inc.*                                                           875            57,207
Armor Holdings, Inc.*                                                                400            18,808
Boeing Co.                                                                        23,500         1,216,595
Ceradyne, Inc.*                                                                      200            11,442
DRS Technologies, Inc.*                                                              500            21,355
Engineered Support Systems, Inc.                                                     300            17,766
General Dynamics Corp.                                                             5,200           543,920
Goodrich Corp.                                                                     2,800            91,392
Hexcel Corp.*                                                                        200             2,900
Honeywell International, Inc.                                                     22,300           789,643
Northrop Grumman Corp.                                                             9,944           540,556
Orbital Sciences Corp.*                                                              200             2,366
Raytheon Co.                                                                      11,700           454,311
Rockwell Collins                                                                   4,600           181,424
Teledyne Technologies, Inc.*                                                         500            14,715
The Titan Corp.*                                                                   1,000            16,200
Triumph Group, Inc.*                                                                 200             7,900
United Defense Industries, Inc.*                                                   1,200            56,700
United Technologies Corp.                                                         14,300         1,477,905
                                                                                                 5,523,105

Agricultural Operations - 0.1%
AGCO Corp.*                                                                        1,900            41,591
Delta & Pine Land Co.                                                                500            13,640
Monsanto Co.                                                                       6,917           384,239
                                                                                                   439,470

Airlines - 0.2%
AirTran Holdings, Inc.*                                                              800             8,560
Alaska Air Group, Inc.*                                                              700            23,443
AMR Corp.*                                                                         2,800            30,660
Continental Airlines, Inc. Class B*                                                  700             9,478
Delta Air Lines, Inc.*                                                             1,500            11,220
ExpressJet Holdings, Inc.*                                                           500             6,440
JetBlue Airways Corp.*                                                             2,500            58,050
Northwest Airlines Corp. Class A*                                                  1,200            13,116
SkyWest, Inc.                                                                        600            12,036
Southwest Airlines Co.                                                            20,300           330,484
                                                                                                   503,487

Appliances - 0.0%

Maytag Corp.                                                                       1,400            29,540
Whirlpool Corp.                                                                    1,700           117,657
                                                                                                   147,197

Auto & Related - 1.1%
Aaron Rents, Inc.                                                                    300             7,500
Adesa, Inc.                                                                        5,400           114,588
Advance Auto Parts, Inc.*                                                          1,800            78,624
American Axle & Manufacturing Holdings, Inc.                                       1,100            33,726
Asbury Automotive Group, Inc.*                                                       900            12,402
AutoZone, Inc.*                                                                    2,000           182,620
BorgWarner, Inc.                                                                   1,200            65,004
CarMax, Inc.*                                                                      2,473            76,787
CSK Auto Corp.*                                                                      500             8,370
Cummins Engine Co., Inc.                                                           1,200           100,548
Dana Corp.                                                                         3,300            57,189
Delphi Automotive Systems Corp.                                                   14,600           131,692
Dollar Thrifty Automotive Group, Inc.*                                               500            15,100
Ford Motor Co.                                                                    47,400           693,936
General Motors Corp.                                                              15,800           632,948
Harley-Davidson, Inc.                                                              8,200           498,150
Johnson Controls, Inc.                                                             4,900           310,856
Lear Corp.                                                                         1,700           103,717
Monaco Coach Corp.                                                                   400             8,228
Navistar International Corp.*                                                      1,500            65,970
O'Reilly Automotive, Inc.*                                                         1,200            54,060
Oshkosh Truck Corp.                                                                  800            54,704
PACCAR, Inc.                                                                       4,525           364,172
Rent-A-Center, Inc.*                                                               1,850            49,025
Superior Industries International, Inc.                                              300             8,715
Tenneco Automotive, Inc.*                                                            500             8,620
Thor Industries, Inc.                                                              1,600            59,280
United Auto Group, Inc.                                                              600            17,754
United Rentals, Inc.*                                                              1,200            22,680
Visteon Corp.                                                                      1,800            17,586
Wabash National Corp.*                                                               300             8,079
Winnebago Industries, Inc.                                                           400            15,624
                                                                                                 3,878,254

Banks/Savings & Loans - 5.6%
Accredited Home Lenders Holding Co.*                                                 100             4,968
Alabama National BanCorp.                                                            300            19,350
AMCORE Financial, Inc.                                                               500            16,090
Associated Banc-Corp.                                                              3,119           103,582
Astoria Financial Corp.                                                            1,800            71,946
BancorpSouth, Inc.                                                                 1,700            41,429
Bank of America Corp.                                                            105,066         4,937,051
Bank of New York Co., Inc.                                                        20,200           675,084
Banknorth Group, Inc.                                                              4,500           164,700
BankUnited Financial Corp. Class A*                                                  500            15,975
BB&T Corp.                                                                        14,379           604,637
BOK Financial Corp.                                                                1,242            60,560

Boston Private Financial Holdings, Inc.                                              300             8,451
Brookline Bancorp, Inc.                                                              800            13,056
Capitol Federal Financial                                                          1,500            54,000
Cathay Bancorp, Inc.                                                                 950            35,625
Central Pacific Financial Corp.                                                      300            10,851
Chemical Financial Corp.                                                             300            12,876
Chittenden Corp.                                                                     625            17,956
City National Corp.                                                                1,200            84,780
Comerica, Inc.                                                                     4,800           292,896
Commerce Bancshares, Inc.                                                          1,787            89,707
Commercial Federal Corp.                                                             600            17,826
Community Bank Systems, Inc.                                                         400            11,300
Compass Bancshares, Inc.                                                           3,200           155,744
Corus Bankshares, Inc.                                                               800            38,408
CVB Financial Corp.                                                                  687            18,247
Dime Community Bancshares                                                            600            10,746
Downey Financial Corp.                                                               300            17,100
East West Bancorp, Inc.                                                            1,200            50,352
Fifth Third Bancorp                                                               15,750           744,660
First Charter Corp.                                                                  600            15,702
First Community Bancorp                                                              200             8,540
First Financial Bancorp                                                              630            11,025
First Horizon National Corp.                                                       3,200           137,952
First National Bankshares of Florida                                                 567            13,551
First Niagara Financial Group, Inc.                                                1,000            13,950
First Republic Bank                                                                  200            10,600
FirstFed Financial Corp.*                                                            300            15,561
Flagstar Bancorp, Inc.                                                               600            13,560
FNB Corp.                                                                            551            11,218
Fulton Financial Corp.                                                             2,591            60,396
Glacier Bancorp, Inc.                                                                200             6,808
Golden West Financial Corp.                                                        8,000           491,360
Greater Bay Bancorp                                                                  900            25,092
Hancock Holding Co.                                                                  400            13,384
Harbor Florida Bancshares, Inc.                                                      300            10,383
Harleysville National Corp.                                                          420            11,172
Hibernia Corp. Class A                                                             4,000           118,040
Hudson City Bancorp, Inc.                                                          4,900           180,418
Hudson United Bancorp                                                                900            35,442
Huntington Bancshares, Inc.                                                        6,000           148,680
Independence Community Bank Corp.                                                  2,184            92,995
M&T Bank Corp.                                                                     3,000           323,520
MAF Bancorp, Inc.                                                                    400            17,928
Marshall & Ilsley Corp.                                                            6,300           278,460
MB Financial, Inc.                                                                   450            18,968
Mercantile Bankshares Corp.                                                        2,100           109,620
Mid-State Bancshares                                                                 200             5,730
National Penn Bancshares, Inc.                                                       500            13,850
NBT Bancorp, Inc.                                                                    600            15,432
New York Community Bancorp, Inc.                                                   6,865           141,213
North Fork Bancorp., Inc.                                                         12,136           350,124
Northern Trust Corp.                                                               6,100           296,338

Northwest Bancorp, Inc.                                                              900            22,581
Ocwen Financial Corp.*                                                               200             1,912
Old National Bancorp                                                               1,245            32,196
Pacific Capital Bancorp                                                              666            22,637
People's Bank                                                                      2,400            93,336
PFF Bancorp, Inc.                                                                    300            13,899
PNC Bank Corp.                                                                     7,300           419,312
Provident Bankshares Corp.                                                           400            14,548
Regions Financial Corp.                                                           11,999           427,044
Republic Bancorp, Inc.                                                             1,464            22,370
Riggs National Corp.                                                                 500            10,630
S&T Bancorp, Inc.                                                                    415            15,641
Silicon Valley Bancshares*                                                           500            22,410
Sovereign Bancorp, Inc.                                                            9,700           218,735
Sterling Bancshares, Inc.                                                            400             5,708
Sterling Financial Corp.                                                             440            17,274
Sun Trust Banks, Inc.                                                             10,426           770,273
TCF Financial Corp.                                                                3,600           115,704
Texas Regional Bancshares, Inc. Class A                                              825            26,961
The Colonial BancGroup, Inc.                                                       2,800            59,444
TrustCo Bank Corp. NY                                                              1,380            19,030
Trustmark Corp.                                                                    1,300            40,391
U.S. Bancorp                                                                      48,815         1,528,886
UCBH Holdings, Inc.                                                                  900            41,238
UMB Financial Corp.                                                                  300            16,998
Umpqua Holdings Corp.                                                                400            10,084
UnionBanCal Corp.                                                                  3,800           245,024
United Bankshares, Inc.                                                              500            19,075
United Community Banks, Inc.                                                         550            14,812
Valley National Bancorp                                                            2,191            60,581
Wachovia Corp.                                                                    41,731         2,195,051
Washington Federal, Inc.                                                           1,770            46,976
Washington Mutual, Inc.                                                           24,250         1,025,290
Waypoint Financial Corp.                                                             600            17,010
Webster Financial Corp.                                                            1,200            60,768
WesBanco, Inc.                                                                       100             3,197
Westamerica Bancorp.                                                                 700            40,817
Westcorp.                                                                          1,100            50,523
Wintrust Financial Corp.                                                             300            17,088
Zions Bancorp.                                                                     2,700           183,681
                                                                                                19,386,100

Broadcasting - 0.9%
Charter Communications, Inc. Class A*                                              3,000             6,720
Clear Channel Communications, Inc.                                                15,300           512,397
Comcast Corp. Class A*                                                            35,325         1,175,616
Comcast Corp. Class A Special*                                                    10,000           328,400
Crown Media Holdings, Inc. Class A*                                                  900             7,740
Cumulus Media, Inc. Class A*                                                         800            12,064
Entravision Communications Corp.*                                                    700             5,845
Fox Entertainment Group, Inc. Class A*                                            11,100           346,986
Gray Television, Inc.                                                                500             7,750

Hearst-Argyle Television, Inc.                                                     1,000            26,380
Liberty Media International, Inc. Series A*                                        3,210           148,398
Lin TV Corp. Class A*                                                                200             3,820
Mediacom Communications Corp.*                                                     1,500             9,375
Radio One, Inc. Class A*                                                             200             3,220
Salem Communications Corp. Class A*                                                  200             4,990
Sinclair Broadcast Group, Inc. Class A                                             2,200            20,262
Spanish Broadcasting System, Inc. Class A*                                           400             4,224
The DIRECTV Group, Inc.*                                                           1,399            23,419
TiVo, Inc.*                                                                        1,100             6,457
UnitedGlobalCom, Inc. Class A*                                                    10,100            97,566
Univision Communications, Inc. Class A*                                            6,650           194,646
World Wrestling Federation Entertainment, Inc.                                       200             2,426
                                                                                                 2,948,701

Building & Construction - 0.7%
Beazer Homes USA, Inc.                                                               200            29,242
Cavco Industries, Inc.*                                                               50             2,247
Centex Corp.                                                                       3,200           190,656
Champion Enterprises, Inc.*                                                          900            10,638
D.R. Horton, Inc.                                                                  6,025           242,868
Dycom Industries, Inc.*                                                              700            21,364
Emcor Group, Inc.*                                                                   300            13,554
Fleetwood Enterprises, Inc.*                                                         700             9,422
Florida Rock Industries, Inc.                                                        950            56,553
Granite Construction, Inc.                                                           500            13,300
Hovnanian Enterprises, Inc. Class A*                                               1,000            49,520
Jacobs Engineering Group, Inc.*                                                    1,200            57,348
KB HOME                                                                            1,100           114,840
Lafarge Corp.                                                                      1,700            87,244
Lennar Corp.                                                                       3,200           181,376
Lennar Corp. Class B                                                                 800            41,768
M.D.C. Holdings, Inc.                                                                583            50,395
M/I Homes, Inc.                                                                      100             5,511
Martin Marietta Materials, Inc.                                                    1,200            64,392
Masco Corp.                                                                       11,600           423,748
Meritage Corp.*                                                                      200            22,540
Modine Manufacturing Co.                                                             400            13,508
NCI Building Systems, Inc.*                                                          200             7,500
NVR, Inc.*                                                                           100            76,940
Pulte Corp.                                                                        3,300           210,540
Ryland Group, Inc.                                                                 1,000            57,540
Simpson Manufacturing Co., Inc.                                                      800            27,920
Standard Pacific Corp.                                                               700            44,898
Technical Olympic USA, Inc.                                                          400            10,152
Texas Industries, Inc.                                                               300            18,714
The Shaw Group, Inc.*                                                              1,000            17,850
Toll Brothers, Inc.*                                                               1,800           123,498
Trex Co., Inc.*                                                                      100             5,244
URS Corp.*                                                                           600            19,260
Vulcan Materials Co.                                                               2,700           147,447
Walter Industries, Inc.                                                              400            13,492

Washington Group International, Inc.*                                                200             8,250
WCI Communities, Inc.*                                                               600            17,640
William Lyon Homes, Inc.*                                                            200            14,048
York International Corp.                                                             500            17,270
                                                                                                 2,540,237

Business Services - 1.3%
Acxiom Corp.                                                                       1,700            44,710
ADVO, Inc.                                                                           400            14,260
Aspect Communications Corp.*                                                         800             8,912
Automatic Data Processing, Inc.                                                   15,400           682,990
Banta Corp.                                                                          500            22,380
BEA Systems, Inc.*                                                                 9,800            86,828
BearingPoint, Inc.*                                                                4,700            37,741
Brady Corp. Class A                                                                  300            18,771
Catalina Marketing Corp.                                                             800            23,704
CDI Corp.                                                                            300             6,414
Ceridian Corp.*                                                                    3,600            65,808
Certegy, Inc.                                                                        300            10,659
ChoicePoint, Inc.*                                                                 2,166            99,614
Cintas Corp.                                                                       4,800           210,528
CSG Systems International, Inc.*                                                     800            14,960
Ecolab, Inc.                                                                       7,200           252,936
Electronic Data Systems Corp.                                                     13,400           309,540
Expeditors International of Washington, Inc.                                       2,800           156,464
Fair, Issac & Co., Inc.                                                            1,600            58,688
First Data Corp.                                                                  23,191           986,545
Fiserv, Inc.*                                                                      5,050           202,959
Foundry Networks, Inc.*                                                            2,900            38,164
FTI Consulting, Inc.*                                                              1,100            23,177
Gartner, Inc. Class A*                                                             1,900            23,674
Gevity HR, Inc.                                                                      200             4,112
Global Payments, Inc.                                                                240            14,050
Harte-Hanks, Inc.                                                                  2,550            66,249
Hudson Highland Group, Inc.*                                                         135             3,888
Iron Mountain, Inc.*                                                               3,150            96,044
John H. Harland Co.                                                                  500            18,050
Keane, Inc.*                                                                       1,100            16,170
Kelly Services, Inc. Class A                                                         500            15,090
Korn/Ferry International*                                                            400             8,300
Manpower, Inc.                                                                     2,200           106,260
MAXIMUS, Inc.*                                                                       400            12,448
MPS Group, Inc.*                                                                   1,400            17,164
Navigant Consulting, Inc.*                                                           413            10,986
NCO Group, Inc.*                                                                     500            12,925
Paychex, Inc.                                                                      9,850           335,688
Resources Connection, Inc.*                                                          300            16,293
Robert Half International, Inc.                                                    4,500           132,435
SEI Investments Co.                                                                2,500           104,825
TeleTech Holdings, Inc.*                                                             900             8,721
Tetra Tech, Inc.*                                                                  1,000            16,740
The Corporate Executive Board Co.                                                    800            53,552

The Reynolds & Reynolds Co. Class A                                                1,500            39,765
Watson Wyatt & Co. Holdings                                                          500            13,475
Westwood One, Inc.*                                                                2,200            59,246
                                                                                                 4,582,902

Chemicals - 1.4%
A. Schulman, Inc.                                                                    200             4,282
Air Products & Chemicals, Inc.                                                     5,900           342,023
Airgas, Inc.                                                                       1,500            39,765
Albemarle Corp.                                                                      500            19,355
Arch Chemicals, Inc.                                                                 200             5,756
Ashland, Inc.                                                                      1,700            99,246
Cabot Corp.                                                                        1,400            54,152
Cabot Microelectronics Corp.*                                                        300            12,015
Crompton Corp.                                                                     1,800            21,240
Cytec Industries, Inc.                                                               800            41,136
Dionex Corp.*                                                                        300            17,001
Dow Chemical Co.                                                                  26,400         1,307,064
E.I. du Pont de Nemours & Co.                                                     28,100         1,378,305
Eastman Chemical Co.                                                               1,900           109,687
Engelhard Corp.                                                                    3,000            92,010
Ferro Corp.                                                                          500            11,595
FMC Corp.*                                                                           700            33,810
Georgia Gulf Corp.                                                                   600            29,880
Great Lakes Chemical Corp.                                                           800            22,792
H.B. Fuller Co.                                                                      500            14,255
Hercules, Inc.*                                                                    1,300            19,305
Kronos Worldwide Inc                                                                 718            29,262
Lubrizol Corp.                                                                     1,600            58,976
Lyondell Chemical Co.                                                              5,155           149,083
MacDermid, Inc.                                                                      600            21,660
Minerals Technologies, Inc.                                                          300            20,010
NL Industries, Inc.                                                                  800            17,680
Olin Corp.                                                                           700            15,414
OM Group, Inc.*                                                                      400            12,968
Praxair, Inc.                                                                      8,300           366,445
Rohm & Haas Co.                                                                    5,800           256,534
RPM, Inc.                                                                          2,600            51,116
Sigma-Aldrich Corp.                                                                1,700           102,782
Spartech Corp.                                                                       500            13,545
Symyx Technologies*                                                                  200             6,016
Terra Industries, Inc.*                                                              900             7,992
The Mosaic Co.*                                                                    1,800            29,376
The Valspar Corp.                                                                  1,000            50,010
Valhi, Inc.                                                                        2,660            42,799
                                                                                                 4,926,342

Commercial Services - 0.2%
Alliance Data Systems Corp.*                                                       2,100            99,708
Aramark Corp. Class B                                                              2,900            76,879
Arbitron, Inc.*                                                                      300            11,754
Central Parking Corp.                                                                200             3,030

Convergys Corp.*                                                                   3,100            46,469
CoStar Group, Inc.*                                                                  200             9,236
Deluxe Corp.                                                                       1,100            41,063
Euronet Worldwide, Inc.*                                                             200             5,204
Gartner, Inc. Class B                                                                100             1,229
Hewitt Associates, Inc. Class A*                                                     380            12,164
Labor Ready, Inc.*                                                                   300             5,076
Plexus Corp.*                                                                        800            10,408
Polycom, Inc.*                                                                     2,200            51,304
Quanta Services, Inc.*                                                             1,400            11,200
R.H. Donnelley Corp.*                                                                700            41,335
Veritas DGC, Inc.*                                                                   700            15,687
Viad Corp.                                                                           400            11,396
Weight Watchers International, Inc.*                                               2,700           110,889
                                                                                                   564,031

Communication Services - 0.0%
West Corp.*                                                                        1,500            49,665

Communications Equipment - 0.1%
Andrew Corp.*                                                                      3,500            47,705
Arris Group, Inc.*                                                                 1,200             8,448
Ditech Communications Corp.*                                                         300             4,485
Finisar Corp.*                                                                       900             2,052
Freescale Semiconductor, Inc. Class B*                                             6,779           124,462
Inter-Tel, Inc.                                                                      300             8,214
L-3 Communications Holdings, Inc.                                                  3,000           219,720
Sonus Networks, Inc.*                                                              3,600            20,628
Tekelec*                                                                             900            18,396
ViaSat, Inc.*                                                                        200             4,854
                                                                                                   458,964

Computer Equipment - 1.7%
Adaptec, Inc.*                                                                     1,100             8,349
Advanced Digital Information Corp.*                                                  800             8,016
Brocade Communications Systems, Inc.*                                              5,700            43,548
Electronics for Imaging, Inc.*                                                       600            10,446
EMC Corp.*                                                                        62,932           935,799
Emulex Corp.*                                                                      1,500            25,260
Hutchinson Technology, Inc.*                                                         400            13,828
Imation Corp.                                                                        500            15,915
Ingram Micro, Inc. Class A*                                                        3,700            76,960
Insight Enterprises, Inc.*                                                           800            16,416
Intel Corp.                                                                      171,800         4,018,402
Kronos, Inc.*                                                                        500            25,565
Maxtor Corp.*                                                                      4,400            23,320
McDATA Corp. Class A*                                                              1,500             8,940
MEMC Electronic Materials, Inc.*                                                   4,600            60,950
Mentor Graphics Corp.*                                                               800            12,232
PalmOne, Inc.*                                                                     1,000            31,550
SanDisk Corp.*                                                                     4,200           104,874

Semtech Corp.*                                                                     1,200            26,244
Silicon Storage Technology, Inc.*                                                  1,300             7,735
Storage Technology Corp.*                                                          2,500            79,025
Synaptics, Inc.*                                                                     300             9,174
Varian Semiconductor Equipment Associates, Inc.*                                     500            18,425
VERITAS Software Corp.*                                                           11,800           336,890
Western Digital Corp.*                                                             4,200            45,528
Whitney Holding Corp.                                                                950            42,740
                                                                                                 6,006,131

Computer Services - 1.8%
Affiliated Computer Services, Inc. Class A*                                        3,200           192,608
Anteon International Corp.*                                                          400            16,744
Avocent Corp.*                                                                     1,100            44,572
Black Box Corp.                                                                      300            14,406
Cadence Design Systems, Inc.*                                                      7,000            96,670
Cisco Systems, Inc.*                                                             176,100         3,398,730
Cognizant Technology Solutions Corp.*                                              3,400           143,922
Computer Sciences Corp.*                                                           5,300           298,761
Compuware Corp.*                                                                   8,500            54,995
Diebold, Inc.                                                                      1,700            94,741
DST Systems, Inc.*                                                                 2,500           130,300
Extreme Networks, Inc.*                                                            1,400             9,170
FactSet Research Systems, Inc.                                                       500            29,220
GTECH Holdings Corp.                                                               2,800            72,660
Intergraph Corp.*                                                                    700            18,851
Jack Henry & Associates, Inc.                                                      2,000            39,820
Manhattan Associates, Inc.*                                                          300             7,164
MICROS Systems, Inc.*                                                                300            23,418
MTS Systems Corp.                                                                    152             5,139
NCR Corp.*                                                                         2,300           159,229
Network Appliance, Inc.*                                                          10,000           332,200
Perot Systems Corp. Class A*                                                       2,300            36,869
Sapient Corp.*                                                                     1,200             9,492
SRA International, Inc. Class A*                                                     200            12,840
Sun Microsystems, Inc.*                                                           87,400           470,212
SunGard Data Systems, Inc.*                                                        7,500           212,475
Sybase, Inc.*                                                                      1,700            33,915
Syntel, Inc.                                                                         600            10,524
The BISYS Group, Inc.*                                                             2,600            42,770
Unisys Corp.*                                                                      8,000            81,440
Wind River Systems, Inc.*                                                          1,300            17,615
                                                                                                 6,111,472

Computer Software - 3.8%
3Com Corp.*                                                                        8,200            34,194
Activision, Inc.*                                                                  3,025            61,044
Adobe Systems, Inc.                                                                6,200           388,988
Advent Software, Inc.*                                                               400             8,192
Altiris, Inc.*                                                                       300            10,629
ANSYS, Inc.*                                                                         300             9,618
Ascential Software Corp.*                                                            471             7,682

Autodesk, Inc.                                                                     6,000           227,700
BMC Software, Inc.*                                                                5,800           107,880
Borland Software Corp.*                                                            1,000            11,680
CheckFree Corp.*                                                                   2,400            91,392
Citrix Systems, Inc.*                                                              4,400           107,932
Computer Associates International, Inc.                                           15,200           472,112
Dendrite International, Inc.*                                                        400             7,760
Digitas, Inc.*                                                                       400             3,820
Electronic Arts, Inc.*                                                             7,900           487,272
Enterasys Networks, Inc.*                                                          1,700             3,060
Epicor Software Corp.*                                                               500             7,045
eResearch Technology, Inc.*                                                          600             9,510
FileNET Corp.*                                                                       500            12,880
Hyperion Solutions Corp.*                                                            800            37,296
Identix, Inc.*                                                                       700             5,166
Informatica Corp.*                                                                 1,300            10,556
Internet Security Systems, Inc.*                                                     600            13,950
Intuit, Inc.*                                                                      4,900           215,649
Lawson Software, Inc.*                                                             1,200             8,244
Macromedia, Inc.*                                                                  1,400            43,568
McAfee, Inc.*                                                                      4,200           121,506
Mercury Interactive Corp.*                                                         2,200           100,210
Microsoft Corp.                                                                  282,700         7,550,917
Midway Games, Inc.*                                                                1,000            10,500
National Instruments Corp.                                                         1,550            42,238
NetIQ Corp.*                                                                         700             8,547
Novell, Inc.*                                                                      8,500            57,375
NVIDIA Corp.*                                                                      4,300           101,308
Openwave Systems, Inc.*                                                              900            13,914
Oracle Corp.*                                                                    138,360         1,898,299
PalmSource, Inc.*                                                                    154             1,962
Parametric Technology Corp.*                                                       4,200            24,738
Progress Software Corp.*                                                             600            14,010
Quest Software, Inc.*                                                              1,100            17,545
Red Hat, Inc.*                                                                     4,000            53,400
SERENA Software, Inc.*                                                             1,000            21,640
Siebel Systems, Inc.*                                                             13,200           138,600
Symantec Corp.*                                                                   16,400           422,464
Take-Two Interactive Software, Inc.*                                                 500            17,395
THQ, Inc.*                                                                           500            11,470
TIBCO Software, Inc.*                                                              4,700            62,698
Transaction Systems Architects, Inc. Class A*                                        300             5,955
WebMD Corp.*                                                                       6,800            55,488
                                                                                                13,156,998

Computers - 2.7%
Apple Computer, Inc.*                                                             10,100           650,440
Dell, Inc.*                                                                       64,900         2,734,886
Gateway, Inc.*                                                                     8,200            49,282
Hewlett-Packard Co.                                                               80,501         1,688,106
International Business Machines Corp.                                             43,800         4,317,804
                                                                                                 9,440,518

Consumer Products - 2.2%
Avon Products, Inc.                                                               12,300           476,010
Blyth, Inc.                                                                          500            14,780
Clorox Co.                                                                         5,500           324,115
Colgate-Palmolive Co.                                                             13,800           706,008
Energizer Holdings, Inc.*                                                            800            39,752
Estee Lauder Companies, Inc. Class A                                               3,800           173,926
Fortune Brands, Inc.                                                               3,700           285,566
Fossil, Inc.*                                                                      1,600            41,024
Gillette Co.                                                                      25,800         1,155,324
Hasbro, Inc.                                                                       4,200            81,396
IDEXX Laboratories, Inc.*                                                            800            43,672
International Flavors & Fragrances, Inc.                                           2,500           107,100
Jarden Corp.*                                                                        400            17,376
Mattel, Inc.                                                                      10,800           210,492
Newell Rubbermaid, Inc.                                                            7,100           171,749
Playtex Products, Inc.*                                                            1,000             7,990
Procter & Gamble Co.                                                              66,000         3,635,280
Russ Berrie & Co., Inc.                                                              400             9,136
The Scotts Co. Class A*                                                              600            44,112
The Yankee Candle Co., Inc.*                                                       1,100            36,498
Tupperware Corp.                                                                     600            12,432
                                                                                                 7,593,738

Containers & Glass - 0.1%
Crown Holdings, Inc.*                                                              3,600            49,464
Owens-Illinois, Inc.*                                                              3,600            81,540
Silgan Holdings, Inc.                                                                300            18,288
                                                                                                   149,292

Containers-Paper/Plastic - 0.1%
Bemis Co., Inc.                                                                    2,600            75,634
Graphic Packaging Corp.*                                                           3,600            25,920
Longview Fibre Co.                                                                   900            16,326
Sealed Air Corp.*                                                                  1,900           101,213
Sonoco Products Co.                                                                1,700            50,405
Tredegar Corp.                                                                       400             8,084
                                                                                                   277,582

Construction Materials - 0.0%
Eagle Materials, Inc.                                                                353            30,482
Eagle Materials, Inc. Class B                                                        178            15,005
Universal Forest Products, Inc.                                                      200             8,680
                                                                                                    54,167

Distribution/Wholesale - 0.2%
Aviall, Inc.*                                                                        300             6,891
CDW Corp.                                                                          2,200           145,970
Fastenal Co.                                                                       2,000           123,120
Genuine Parts Co.                                                                  4,500           198,270
Grainger, Inc.                                                                     2,200           146,564

Hughes Supply, Inc.                                                                1,400            45,290
Owens & Minor, Inc.                                                                  500            14,085
ScanSource, Inc.*                                                                    100             6,216
SCP Pool Corp.                                                                       600            19,140
United Natural Foods, Inc.*                                                          600            18,660
United Stationers, Inc.*                                                             500            23,100
Watsco, Inc.                                                                         200             7,044
WESCO International, Inc.*                                                           500            14,820
                                                                                                   769,170

Diversified Operations - 2.0%
3M Co.                                                                            20,400         1,674,228
Actuant Corp. Class A*                                                               200            10,430
Barnes Group, Inc.                                                                   400            10,604
Carlisle Cos., Inc.                                                                  600            38,952
Cendant Corp.                                                                     27,348           639,396
Chemed Corp.                                                                         200            13,422
Corning, Inc.*                                                                    36,500           429,605
Crane Co.                                                                          1,300            37,492
Danaher Corp.                                                                      8,000           459,280
Esterline Technologies Corp.*                                                        300             9,795
Federal Signal Corp.                                                                 600            10,596
Fidelity National Financial, Inc.                                                  4,615           210,767
Florida East Coast Industries, Inc.                                                  500            22,550
GenCorp, Inc.                                                                        400             7,428
Griffon Corp.*                                                                       400            10,800
Harsco Corp.                                                                       1,000            55,740
Hawaiian Electric Industries, Inc.                                                 1,800            52,470
Hillenbrand Industries, Inc.                                                       1,500            83,310
Illinois Tool Works, Inc.                                                          7,700           713,636
Ionics, Inc.*                                                                        200             8,668
ITT Industries, Inc.                                                               2,400           202,680
Jacuzzi Brands, Inc.*                                                                900             7,830
Jefferson-Pilot Corp.                                                              3,600           187,056
Lancaster Colony Corp.                                                               500            21,435
Leucadia National Corp.                                                            1,900           132,012
Lockheed Martin Corp.                                                             12,400           688,820
Mathews International Corp. Class A                                                  500            18,400
Pentair, Inc.                                                                      2,600           113,256
PerkinElmer, Inc.                                                                  4,500           101,205
PPG Industries, Inc.                                                               4,500           306,720
Roper Industries, Inc.                                                               800            48,616
Sensient Technologies Corp.                                                          600            14,394
Teleflex, Inc.                                                                       900            46,746
Textron, Inc.                                                                      3,900           287,820
Trinity Industries, Inc.                                                             600            20,448
Universal Corp.                                                                      500            23,920
UNOVA, Inc.*                                                                         800            20,232
Vector Group Ltd.                                                                    420             6,985
                                                                                                 6,747,744

Education - 0.2%

Apollo Group, Inc. Class A*                                                        4,850           391,444
Career Education Corp.*                                                            2,700           108,000
Corinthian Colleges, Inc.*                                                         1,800            33,921
DeVry, Inc.*                                                                       1,400            24,304
Education Management Corp.*                                                        1,400            46,214
ITT Educational Services, Inc.*                                                      900            42,795
Laureate Education, Inc.*                                                          1,000            44,090
Renaissance Learning, Inc.                                                           500             9,280
Strayer Education, Inc.                                                              200            21,958
                                                                                                   722,006

Electric Utilities - 0.1%
ALLETE, Inc.                                                                       1,800            66,150
Duquesne Light Holdings, Inc.                                                      1,000            18,850
Great Plains Energy, Inc.                                                          1,700            51,476
MGE Energy, Inc.                                                                     200             7,206
NSTAR                                                                              1,100            59,708
Weststar Energy, Inc.                                                              1,900            43,453
                                                                                                   246,843

Electrical Equipment - 3.1%
A.O. Smith Corp.                                                                     300             8,982
Avid Technology, Inc.*                                                               700            43,225
Axcelis Technologies, Inc.*                                                        1,400            11,382
Checkpoint Systems, Inc.*                                                            600            10,830
Credence Systems Corp.*                                                              900             8,235
Fairchild Semiconductor Corp. Class A*                                             2,600            42,276
FLIR Systems, Inc.*                                                                  700            44,653
General Electric Co.                                                             270,200         9,862,300
Genlyte Group, Inc.*                                                                 200            17,136
GrafTech International Ltd.*                                                       1,100            10,406
Input/Output, Inc.*                                                                  900             7,956
Lincoln Electric Holdings, Inc.                                                      900            31,086
Littelfuse, Inc.*                                                                    400            13,664
Microchip Technology, Inc.                                                         5,750           153,295
Molex, Inc.                                                                        2,600            78,000
Paxar Corp.*                                                                         700            15,519
Power Integrations, Inc.*                                                            400             7,912
Power-One, Inc.*                                                                   1,200            10,704
Rogers Corp.*                                                                        300            12,930
Veeco Instruments, Inc.*                                                             400             8,428
Vicor Corp.                                                                          200             2,622
Xilinx, Inc.                                                                       9,100           269,815
                                                                                                10,671,356

Electronics - 2.4%
Advanced Micro Devices, Inc.*                                                     10,300           226,806
Aeroflex, Inc.*                                                                    1,100            13,332
Agere Systems, Inc. Class A*                                                         368               504
Agere Systems, Inc. Class B*                                                       9,048            12,215
Agilent Technologies, Inc.*                                                       12,600           303,660
Altera Corp.*                                                                      9,700           200,790

AMETEK, Inc.                                                                       1,500            53,505
Amkor Technology, Inc.*                                                            3,800            25,384
Amphenol Corp. Class A*                                                            2,300            84,502
Analog Devices, Inc.                                                               9,800           361,816
Anixter International, Inc.                                                          600            21,594
Applied Materials, Inc.*                                                          44,100           754,110
Applied Micro Circuits Corp.*                                                      5,500            23,155
Arrow Electronics, Inc.*                                                           2,500            60,750
Atmel Corp.*                                                                      10,400            40,768
ATMI, Inc.*                                                                          500            11,265
Avnet, Inc.*                                                                       2,922            53,297
AVX Corp.                                                                          4,200            52,920
Belden CDT, Inc.                                                                     500            11,600
Benchmark Electronics, Inc.*                                                         700            23,870
Broadcom Corp. Class A*                                                            7,000           225,960
Brooks Automation, Inc.*                                                             500             8,610
Coherent, Inc.*                                                                      400            12,176
Conexant Systems, Inc.*                                                            9,217            18,342
Cree, Inc.*                                                                        1,500            60,120
Cubic Corp.                                                                          500            12,585
Curtiss-Wright Corp. Class B                                                          38             2,138
Cymer, Inc.*                                                                         500            14,770
Cypress Semiconductor Corp.*                                                       2,700            31,671
DSP Group, Inc.*                                                                     500            11,165
Emerson Electric Co.                                                              11,700           820,170
Entegris, Inc.*                                                                    1,000             9,950
Exar Corp.*                                                                          600             8,514
Gentex Corp.                                                                       1,700            62,934
Harman International Industries, Inc.                                              1,600           203,200
Hubbell, Inc. Class B                                                              1,100            57,530
Integrated Circuit Systems, Inc.*                                                  1,300            27,196
Integrated Device Technology, Inc.*                                                2,100            24,276
International Rectifier Corp.*                                                     1,500            66,855
Intersil Corp. Class A                                                             3,300            55,242
Jabil Circuit, Inc.*                                                               5,200           133,016
KEMET Corp.*                                                                       1,500            13,425
KLA-Tencor Corp.*                                                                  5,100           237,558
Lam Research Corp.*                                                                3,500           101,185
Lattice Semiconductor Corp.*                                                       1,600             9,120
Linear Technology Corp.                                                            8,600           333,336
LSI Logic Corp.*                                                                   8,500            46,580
Maxim Integrated Products, Inc.                                                    8,436           357,602
Micrel, Inc.*                                                                      1,800            19,836
Micron Technology, Inc.*                                                          15,900           196,365
Microsemi Corp.*                                                                     800            13,888
MKS Instruments, Inc.*                                                               800            14,840
National Semiconductor Corp.                                                       9,300           166,935
Newport Corp.*                                                                       600             8,460
Novellus Systems, Inc.*                                                            3,556            99,177
OmniVision Technologies, Inc.*                                                     1,000            18,350
ON Semiconductor Corp.*                                                            4,300            19,522
PMC-Sierra, Inc.*                                                                  3,900            43,875

QLogic Corp.*                                                                      2,300            84,479
Rambus, Inc.*                                                                      4,400           101,200
Rockwell International Corp.                                                       5,200           257,660
Sanmina Corp.*                                                                    12,520           106,044
Silicon Image, Inc.*                                                               1,000            16,460
Silicon Laboratories, Inc.*                                                        1,100            38,841
Siliconix, Inc.*                                                                     400            14,596
Skyworks Solutions, Inc.*                                                          3,000            28,290
Solectron Corp.*                                                                  27,000           143,910
Synopsys, Inc.*                                                                    3,700            72,594
Tech Data Corp.*                                                                   1,300            59,020
Technitrol, Inc.*                                                                    500             9,100
Tektronix, Inc.                                                                    2,000            60,420
Teradyne, Inc.*                                                                    4,700            80,229
Texas Instruments, Inc.                                                           45,000         1,107,900
Thermo Electron Corp.*                                                             4,195           126,647
Thomas & Betts Corp.*                                                              1,300            39,975
Trimble Navigation Ltd.*                                                             750            24,780
TriQuint Semiconductor, Inc.*                                                      1,900             8,455
Vishay Intertechnology, Inc.*                                                      3,200            48,064
Vitesse Semiconductor Corp.*                                                       4,300            15,179
Wilson Greatbatch Technologies, Inc.*                                                300             6,726
Zoran Corp.*                                                                         700             8,106
                                                                                                 8,360,992

Energy - 1.4%
Centerpoint Energy, Inc.                                                           7,400            83,620
ChevronTexaco Corp.                                                               59,312         3,114,473
CONSOL Energy, Inc.                                                                2,200            90,310
DTE Energy Co.                                                                     4,500           194,085
Energy East Corp.                                                                  3,500            93,380
Entergy Corp.                                                                      6,300           425,817
KFx, Inc.*                                                                           600             8,712
Kinder Morgan, Inc.                                                                3,200           234,016
Peabody Energy Corp.                                                               1,600           129,456
Progress Energy, Inc.                                                              6,400           289,536
Sempra Energy                                                                      6,500           238,420
TETRA Technologies, Inc.*                                                            200             5,660
Watts Industries, Inc. Class A                                                       400            12,896
                                                                                                 4,920,381

Enviromental Services - 0.0%
Headwaters, Inc.*                                                                    500            14,250
Mine Safety Appliances Co.                                                           800            40,560
Rollins, Inc.                                                                        900            23,688
                                                                                                    78,498

Facility Services - 0.0%
ABM Industries, Inc.                                                                 800            15,776

Financial Services - 8.8%

A.G. Edwards, Inc.                                                                 2,000            86,420
Advanta Corp. Class B                                                                200             4,854
Affiliated Managers Group, Inc.*                                                     600            40,644
Ambac Financial Group, Inc.                                                        2,850           234,071
American Capital Strategies Ltd.                                                   1,900            63,365
American Express Co.                                                              33,200         1,871,484
AmeriCredit Corp.*                                                                 3,800            92,910
Ameritrade Holding Corp.*                                                         10,600           150,732
AmSouth Bancorporation                                                             9,200           238,280
Bank of Hawaii Corp.                                                               2,500           126,850
BlackRock, Inc.                                                                      500            38,630
Capital One Financial Corp.                                                        6,800           572,628
Cash America International, Inc.                                                     200             5,946
Charles Schwab Corp.                                                              37,200           444,912
Citigroup, Inc.                                                                  139,965         6,743,514
Citizens Banking Corp.                                                               500            17,175
Commerce Bancorp, Inc.                                                             2,100           135,240
CompuCredit Corp.*                                                                   700            19,138
Countrywide Credit Industries, Inc.                                               15,100           558,851
Credit Acceptance Corp.*                                                             800            20,360
Cullen/Frost Bankers, Inc.                                                         1,100            53,460
Digital Insight Corp.*                                                               600            11,040
Dun & Bradstreet Corp.*                                                            1,800           107,370
E*Trade Group, Inc.*                                                              10,400           155,480
Eaton Vance Corp.                                                                  1,700            88,655
eFunds Corp.*                                                                        800            19,208
Equifax, Inc.                                                                      3,300            92,730
Financial Federal Corp.*                                                             200             7,840
First Commonwealth Financial Corp.                                                 1,200            18,468
First Midwest Bancorp, Inc.                                                          500            18,145
FirstMerit Corp.                                                                   1,900            54,131
Franklin Resources, Inc.                                                           7,000           487,550
Fremont General Corp.                                                              1,700            42,806
H&R Block, Inc.                                                                    4,500           220,500
IndyMac Bancorp, Inc.                                                              1,300            44,785
Instinet Group, Inc.*                                                              7,300            44,019
Interactive Data Corp.*                                                            2,100            45,654
Investment Technology Group, Inc.*                                                   500            10,000
Investors Financial Services Corp.                                                 1,500            74,970
Irwin Financial Corp.                                                                400            11,356
J.P. Morgan Chase & Co.                                                           92,608         3,612,638
Janus Capital Group, Inc.                                                          5,700            95,817
Jefferies Group, Inc.                                                              1,200            48,336
KeyCorp                                                                           10,600           359,340
Knight Trading Group, Inc.*                                                        1,800            19,710
LaBranche & Co., Inc.                                                                500             4,480
Legg Mason, Inc.                                                                   2,850           208,791
Lehman Brothers Holdings, Inc.                                                     7,000           612,360
MBIA, Inc.                                                                         3,700           234,136
MBNA Corp.                                                                        35,750         1,007,792
MCG Capital Corp.                                                                    500             8,565
Mellon Financial Corp.                                                            11,000           342,210

Merrill Lynch & Co., Inc.                                                         24,400         1,458,388
Metris Cos., Inc.*                                                                   500             6,375
MoneyGram International, Inc.                                                      1,800            38,052
Morgan Stanley Dean Witter & Co.                                                  28,600         1,587,872
National City Corp.                                                               17,208           646,160
Nuveen Investments Class A                                                           500            19,735
Piper Jaffray Cos., Inc.*                                                            360            17,262
PRG-Schultz International, Inc.*                                                   1,000             5,030
Protective Life Corp.                                                              1,400            59,766
Providian Financial Corp.*                                                         7,600           125,172
Raymond James Financial, Inc.                                                      1,500            46,470
Sky Financial Group, Inc.                                                          2,500            71,675
SLM Corp.                                                                         12,200           651,358
South Financial Group, Inc.                                                        1,600            52,048
Southwest Bancorporation of Texas, Inc.                                            1,000            23,290
State Street Corp.                                                                 8,700           427,344
Susquehanna Bancshares, Inc.                                                         800            19,960
Synovus Financial Corp.                                                            8,100           231,498
T. Rowe Price Group, Inc.                                                          3,300           205,260
The Bear Stearns Cos., Inc.                                                        3,500           358,085
The Goldman Sachs Group, Inc.                                                     12,500         1,300,500
The Student Loan Corp.                                                               400            73,600
UICI                                                                                 700            23,730
Waddell & Reed Financial, Inc. Class A                                            15,600           372,684
Wells Fargo & Co.                                                                 43,840         2,724,656
WFS Financial, Inc.                                                                  900            45,702
Wilmington Trust Corp.                                                             1,500            54,225
                                                                                                30,274,243

Food & Beverages - 3.6%
Adolph Coors Co. Class B                                                             800            60,536
American Italian Pasta Co. Class A                                                   300             6,975
Anheuser-Busch Cos., Inc.                                                         20,800         1,055,184
Archer-Daniels-Midland Co.                                                        16,877           376,526
Brown Forman Corp. Class B                                                         1,000            48,680
Campbell Soup Co.                                                                 10,700           319,823
Chiquita Brands International, Inc.                                                  400             8,824
Coca-Cola Co.                                                                     67,700         2,818,351
Coca-Cola Enterprises, Inc.                                                       12,200           254,370
ConAgra, Inc.                                                                     13,400           394,630
Constellation Brands, Inc. Class A*                                                2,500           116,275
Corn Products International, Inc.                                                    700            37,492
Dean Foods Co.*                                                                    4,084           134,568
Del Monte Foods Co.*                                                               4,588            50,559
Dreyer's Grand Ice Cream Holdings, Inc.                                              700            56,301
Flowers Foods, Inc.                                                                  750            23,685
General Mills, Inc.                                                                9,900           492,129
H.J. Heinz Co.                                                                     9,100           354,809
Hain Celestial Group, Inc.*                                                          100             2,067
Hershey Foods Corp.                                                                5,100           283,254
Hormel Foods Corp.                                                                 3,300           103,455
Interstate Bakeries Corp.                                                          1,300             8,320

Kellogg Co.                                                                       10,700           477,862
Kraft Foods, Inc. Class A                                                         14,100           502,101
McCormick & Co., Inc.                                                              3,200           123,520
Panera Bread Co. Class A*                                                            300            12,096
PepsiAmericas, Inc.                                                                3,400            72,216
PepsiCo, Inc.                                                                     43,790         2,285,838
Performance Food Group Co.*                                                          800            21,528
Pilgrim's Pride Corp.                                                              1,500            46,020
Ralcorp Holdings, Inc.                                                               500            20,965
Sanderson Farms, Inc.                                                                400            17,312
Sara Lee Corp.                                                                    22,000           531,080
Smithfield Foods, Inc.*                                                            2,900            85,811
SYSCO Corp.                                                                       16,600           633,622
The J.M. Smucker Co.                                                               1,329            62,556
Tootsie Roll Industries, Inc.                                                        530            18,354
Triarc Cos., Inc.                                                                    200             2,600
Tyson Foods, Inc. Class A                                                          7,002           128,837
Wm. Wrigley Jr. Co.                                                                4,900           339,031
                                                                                                12,388,162

Forest & Paper Products - 0.6%
Georgia-Pacific Group                                                              7,205           270,043
International Paper Co.                                                           12,624           530,208
Kimberly-Clark Corp.                                                              13,000           855,530
P.H. Glatfelter Co.                                                                  700            10,696
Smurfit-Stone Container Corp.                                                      6,600           123,288
Wausau-Mosinee Paper Corp.                                                           800            14,288
Weyerhaeuser Co.                                                                   6,200           416,764
                                                                                                 2,220,817

Funeral Services - 0.0%
Service Corp. International*                                                       7,300            54,385
Stewart Enterprises, Inc. Class A*                                                 1,900            13,281
                                                                                                    67,666

Health Care - Biotechnology - 2.1%
Affymetrix, Inc.*                                                                  1,300            47,515
Amgen, Inc.*                                                                      33,522         2,150,436
Applera Corp. - Celera Genomics Group*                                               300             4,125
AtheroGenics, Inc.*                                                                  600            14,136
Biogen Idec, Inc.*                                                                 8,805           586,501
Biosite, Inc.*                                                                       200            12,308
Cambrex Corp.                                                                        500            13,550
Charles River Laboratories International, Inc.*                                    1,588            73,064
Chiron Corp.*                                                                      4,900           163,317
CUNO, Inc.*                                                                          300            17,820
CV Therapeutics, Inc.*                                                               200             4,600
Digene Corp.*                                                                        200             5,230
Encysive Pharmaceuticals, Inc.*                                                      400             3,972
Enzon, Inc.*                                                                         500             6,860
Exelixis, Inc.*                                                                      600             5,700
Genencor International, Inc.*                                                        900            14,760

Genentech, Inc.*                                                                  27,300         1,486,212
Genta, Inc.*                                                                         800             1,408
Genzyme Corp.*                                                                     6,300           365,841
Gilead Sciences, Inc.*                                                            11,200           391,888
ICOS Corp.*                                                                        1,300            36,764
ImClone Systems, Inc.*                                                               900            41,472
Immucor, Inc.*                                                                       450            10,580
Integra LifeSciences Holdings*                                                       400            14,772
Martek Biosciences Corp.*                                                            600            30,720
Medarex, Inc.*                                                                     1,300            14,014
Medtronic, Inc.                                                                   31,400         1,559,638
Myriad Genetics, Inc.*                                                               100             2,251
Nabi Biopharmaceuticals*                                                             600             8,790
Pharmaceutical Product Development, Inc.*                                          1,200            49,548
Protein Design Labs, Inc.*                                                         2,100            43,386
Tanox, Inc.*                                                                         800            12,160
Techne Corp.*                                                                        800            31,120
Telik, Inc.*                                                                         500             9,570
The Medicines Co.*                                                                   600            17,280
Transkaryotic Therapies, Inc.*                                                       300             7,617
Trimeris, Inc.*                                                                      300             4,251
Vicuron Phamaceuticals, Inc.*                                                        700            12,187
VISX, Inc.*                                                                          700            18,109
                                                                                                 7,293,472

Health Care - Drugs - 4.0%
Abbott Laboratories                                                               40,600         1,893,990
Accredo Health, Inc.*                                                              1,100            30,492
Alkermes, Inc.*                                                                      900            12,681
Alpharma, Inc. Class A                                                               700            11,865
American Pharmaceutical Partners, Inc.*                                            1,450            54,245
AmerisourceBergen Corp.                                                            2,959           173,634
Amylin Pharmaceuticals, Inc.*                                                      2,100            49,056
Andrx Group*                                                                       1,600            34,928
Barr Laboratories, Inc.*                                                           2,725           124,096
Bristol-Myers Squibb Co.                                                          50,600         1,296,372
Celgene Corp.*                                                                     4,300           114,079
Cephalon, Inc.*                                                                    1,300            66,144
Connetics Corp.*                                                                     600            14,574
Dendreon Corp.*                                                                      600             6,468
Eli Lilly & Co.                                                                   29,400         1,668,450
Eon Labs, Inc.*                                                                    2,000            54,000
First Horizon Pharmaceutical Corp.*                                                  300             6,867
Forest Laboratories, Inc.*                                                        10,300           462,058
Impax Laboratories, Inc.*                                                            500             7,940
Incyte Corp.*                                                                        600             5,994
Inspire Pharmaceuticals, Inc.*                                                       400             6,708
IVAX Corp.*                                                                        6,537           103,415
K-V Pharmaceutical Co. Class A*                                                      500            11,025
King Pharmaceuticals, Inc.*                                                        4,949            61,368
Kos Pharmaceuticals, Inc.*                                                           500            18,820
Ligand Pharmaceuticals, Inc. Class B*                                                900            10,476

Medicis Pharmaceutical Corp. Class A                                               1,300            45,643
MedImmune, Inc.*                                                                   6,430           174,317
Millennium Pharmaceuticals, Inc.*                                                  7,200            87,264
Mylan Laboratories, Inc.                                                           6,425           113,594
Neurocrine Biosciences, Inc.*                                                        800            39,440
NPS Pharmaceuticals, Inc.*                                                           500             9,140
Onyx Pharmaceuticals, Inc.*                                                          700            22,673
OSI Pharmaceuticals, Inc.*                                                         1,200            89,820
Par Pharmaceutical Cos., Inc.*                                                       700            28,966
Pfizer, Inc.                                                                     193,175         5,194,476
Priority Healthcare Corp. Class B*                                                   500            10,885
Sepracor, Inc.*                                                                    2,900           172,173
United Therapeutics Corp.*                                                           200             9,030
Valeant Pharmaceuticals International                                              1,900            50,065
Vertex Pharmaceuticals, Inc.*                                                      1,500            15,855
Watson Pharmaceuticals, Inc.*                                                      2,600            85,306
Wyeth                                                                             35,300         1,503,427
Zymogenetics, Inc.*                                                                  600            13,800
                                                                                                13,965,619

Health Care - Products - 3.8%
Abgenix, Inc.*                                                                     1,200            12,408
Advanced Medical Optics, Inc.*                                                       488            20,076
Align Technology, Inc.*                                                              700             7,525
Allergan, Inc.                                                                     3,400           275,638
American Medical Systems Holdings, Inc.*                                             500            20,905
Arrow International, Inc.                                                            800            24,792
ArthroCare Corp.*                                                                    200             6,412
Bausch & Lomb, Inc.                                                                1,300            83,798
Beckman Coulter, Inc.                                                              2,500           167,475
Becton, Dickinson & Co.                                                            7,000           397,600
Biomet, Inc.                                                                       6,600           286,374
Boston Scientific Corp.*                                                          21,900           778,545
C.R. Bard, Inc.                                                                    2,700           172,746
CONMED, Corp.*                                                                       500            14,210
Cooper Cos., Inc.                                                                    600            42,354
Cyberonics, Inc.*                                                                    400             8,288
Cytyc Corp.*                                                                       2,700            74,439
Dade Behring Holdings, Inc.*                                                         900            50,400
Datascope Corp.                                                                      300            11,907
DENTSPLY International, Inc.                                                       2,017           113,355
Diagnostic Products Corp.                                                            500            27,525
Guidant Corp.                                                                      8,200           591,220
Haemonetics Corp.*                                                                   500            18,105
Henry Schein, Inc.*                                                                1,000            69,640
Hospira, Inc.*                                                                     3,440           115,240
Human Genome Sciences, Inc.*                                                       2,600            31,252
Invacare Corp.                                                                       500            23,130
Invitrogen Corp.*                                                                  1,300            87,269
Johnson & Johnson                                                                 77,212         4,896,785
Laserscope*                                                                          200             7,182
Mentor Corp.                                                                         700            23,618

Merck & Co., Inc.                                                                 57,800         1,857,692
MGI Pharma, Inc.*                                                                  1,600            44,816
NeighborCare, Inc.*                                                                  800            24,576
Nektar Therapeutics*                                                               1,700            34,408
Ocular Sciences, Inc.*                                                               400            19,604
Patterson Cos., Inc.*                                                              3,600           156,204
Perrigo Co.                                                                        1,100            18,997
PolyMedica Corp.                                                                     500            18,645
PSS World Medical, Inc.*                                                           1,100            13,767
ResMed, Inc.*                                                                        500            25,550
Respironics, Inc.*                                                                   800            43,488
Schering-Plough Corp.                                                             41,200           860,256
Sola International, Inc.*                                                            300             8,262
St. Jude Medical, Inc.*                                                            9,200           385,756
Stryker Corp.                                                                     10,500           506,625
Sybron Dental Specialties, Inc.*                                                     500            17,690
Thoratec Corp.*                                                                      800             8,336
USANA Health Sciences, Inc.*                                                         200             6,840
Varian Medical Systems, Inc.*                                                      3,800           164,312
Ventana Medical Systems, Inc.*                                                       200            12,798
West Pharmaceutical Services, Inc.                                                   400            10,012
Wright Medical Group, Inc.*                                                          400            11,400
Zimmer Holdings, Inc.*                                                             6,380           511,166
                                                                                                13,221,413

Health Care - Services - 2.2%
American Healthways, Inc.*                                                           500            16,520
Amerigroup Corp.*                                                                    400            30,264
AmSurg Corp.*                                                                        300             8,862
Apria Healthcare Group, Inc.*                                                        800            26,360
Baxter International, Inc.                                                        17,300           597,542
Beverly Enterprises, Inc.*                                                         1,700            15,555
Cardinal Health, Inc.                                                             11,300           657,095
Caremark Rx, Inc.*                                                                11,700           461,331
Centene Corp.*                                                                       800            22,680
Cerner Corp.*                                                                        700            37,219
Community Health Care*                                                             2,200            61,336
Covance, Inc.*                                                                     1,300            50,375
Coventry Health Care, Inc.*                                                        2,500           132,700
DaVita, Inc.*                                                                      2,400            94,872
Express Scripts, Inc.*                                                             2,100           160,524
First Health Group Corp.*                                                          6,600           123,486
Genesis HealthCare Corp.*                                                            150             5,255
HCA-The Healthcare Corp.                                                          12,100           483,516
Health Management Associates, Inc. Class A                                         6,300           143,136
Health Net, Inc.*                                                                  2,700            77,949
Humana, Inc.*                                                                      4,100           121,729
IDX Systems Corp.*                                                                   400            13,784
IMS Health, Inc.                                                                   6,100           141,581
Kindred Healthcare, Inc.*                                                            600            17,970
Laboratory Corporation of America Holdings*                                        3,600           179,352
Lincare Holdings, Inc.*                                                            2,600           110,890

Manor Care, Inc.                                                                   2,000            70,860
McKesson HBOC, Inc.                                                                7,600           239,096
Medco Health Solutions, Inc.*                                                      7,129           296,566
MedQuist, Inc.*                                                                      500             7,400
NDCHealth Corp.                                                                      600            11,154
Odyssey Healthcare, Inc.*                                                            400             5,472
Omnicare, Inc.                                                                     2,700            93,474
PacifiCare Health Systems, Inc.*                                                   2,100           118,692
Pediatrix Medical Group, Inc.*                                                       600            38,430
Province Healthcare Co.*                                                             800            17,880
Quest Diagnostics, Inc.                                                            2,700           257,985
Renal Care Group, Inc.*                                                            1,350            48,587
Select Medical Corp.                                                               1,200            21,120
Sierra Health Services, Inc.*                                                        400            22,044
STERIS Corp.*                                                                      1,100            26,092
Sunrise Assisted Living, Inc.*                                                       200             9,272
Tenet Healthcare Corp.*                                                           12,150           133,407
Triad Hospitals, Inc.*                                                             1,787            66,494
United Surgical Partners International, Inc.*                                        400            16,680
UnitedHealth Group, Inc.                                                          18,327         1,613,326
Universal Health Services, Inc. Class B                                            1,300            57,850
VCA Antech, Inc.*                                                                  1,600            31,360
WellChoice, Inc.*                                                                  2,000           106,800
Wellpoint, Inc.*                                                                   5,618           646,070
                                                                                                 7,747,994

Hotels & Restaurants - 0.0%
Isle of Capri Casinos, Inc.*                                                         300             7,695
The Marcus Corp.                                                                     200             5,028
Vail Resorts, Inc.*                                                                  400             8,968
                                                                                                    21,691

Household Appliances & Home Furnishings - 0.0%
American Woodmark Corp.                                                              200             8,736

Household Products - 0.1%
Alberto-Culver Co. Class B                                                         2,200           106,854
Black & Decker Corp.                                                               2,100           185,493
Church & Dwight Co., Inc.                                                          1,400            47,068
Ethan Allen Interiors, Inc.                                                          800            32,016
Furniture Brands International, Inc.                                               1,000            25,050
                                                                                                   396,481

Instruments - Scientific - 0.2%
Advanced Neuromodulation Systems, Inc.*                                              300            11,838
Applera Corp. - Applied Biosystems Group                                           2,600            54,366
FEI Co.*                                                                           1,400            29,400
Fisher Scientific International, Inc.*                                             2,964           184,894
Intermagnetics General Corp.*                                                        200             5,082
Intuitive Surgical, Inc.*                                                            400            16,008
Kyphon, Inc.*                                                                        500            12,880

Millipore Corp.*                                                                   1,000            49,810
Waters Corp.*                                                                      3,100           145,049
                                                                                                   509,327

Insurance - 4.2%
21st Century Insurance Group                                                         900            12,240
Aetna, Inc.                                                                        1,400           174,650
AFLAC, Inc.                                                                       13,200           525,888
Alfa Corp.                                                                         1,200            18,222
Allmerica Financial Corp.*                                                         1,100            36,113
Allstate Corp.                                                                    18,300           946,476
American Financial Group, Inc.                                                     1,600            50,096
American International Group, Inc.                                                67,645         4,442,247
American National Insurance Co.                                                      400            41,664
AmerUs Group Co.                                                                     400            18,120
Aon Corp.                                                                          8,200           195,652
Arthur J. Gallagher & Co.                                                          2,200            71,500
Brown & Brown, Inc.                                                                1,700            74,035
Chubb Corp.                                                                        5,000           384,500
CIGNA Corp.                                                                        3,700           301,809
Cincinnati Financial Corp.                                                         4,395           194,523
CNA Financial Corp.*                                                               6,700           178,957
CNA Surety Corp.*                                                                    900            12,015
Delphi Financial Group, Inc. Class A                                                 450            20,768
Erie Indemnity Co. Class A                                                         1,400            73,598
FBL Financial Group, Inc. Class A                                                    200             5,710
Harleysville Group, Inc.                                                             600            14,322
Hartford Financial Services Group, Inc.                                            7,600           526,756
HCC Insurance Holdings, Inc.                                                       1,400            46,368
Hilb, Rogal & Hamilton Co.                                                           300            10,872
Horace Mann Educators Corp.                                                          700            13,356
Infinity Property & Casualty Corp.                                                   400            14,080
LandAmerica Financial Group, Inc.                                                    300            16,179
Lincoln National Corp.                                                             4,600           214,728
Loews Corp.                                                                        4,800           337,440
Manulife Financial Corp.                                                           6,163           284,731
Markel Corp.*                                                                        100            36,400
Marsh & McLennan Cos., Inc.                                                       14,800           486,920
Mercury General Corp.                                                              1,300            77,896
MetLife, Inc.                                                                     19,700           798,047
MGIC Investment Corp.                                                              2,500           172,275
Nationwide Financial Services, Inc. Class A                                        1,400            53,522
Odyssey Re Holdings Corp.                                                          1,000            25,210
Ohio Casualty Corp.*                                                                 700            16,247
Old Republic International Corp.                                                   4,700           118,910
Philadelphia Consolidated Holding Corp.*                                             300            19,842
Principal Financial Group, Inc.                                                    8,200           335,708
ProAssurance Corp.*                                                                  500            19,555
Prudential Financial, Inc.                                                        13,700           752,952
Radian Group, Inc.                                                                 2,400           127,776
Reinsurance Group of America, Inc.                                                 1,400            67,830
RLI Corp.                                                                            500            20,785

Safeco Corp.                                                                       3,600           188,064
Selective Insurance Group, Inc.                                                      500            22,120
St. Paul Cos., Inc.                                                               18,741           694,729
StanCorp Financial Group, Inc.                                                       500            41,250
State Auto Financial Corp.                                                           600            15,510
Stewart Information Services Corp.                                                   300            12,495
The Commerce Group, Inc.                                                             700            42,728
The First American Corp.                                                           2,200            77,308
The Phoenix Companies, Inc.                                                        1,300            16,250
The PMI Group, Inc.                                                                2,500           104,375
The Progressive Corp.                                                              5,700           483,588
Torchmark, Inc.                                                                    2,900           165,706
Transatlantic Holdings, Inc.                                                       1,700           105,111
Triad Guaranty, Inc.*                                                                200            12,096
Unitrin, Inc.                                                                      1,500            68,175
Universal American Financial Corp.*                                                  652            10,086
UnumProvident Corp.                                                                7,700           138,138
W.R. Berkley Corp.                                                                 2,025            95,519
                                                                                                14,680,738

Internet Services - 1.0%
Akamai Technologies, Inc.*                                                        12,500           162,875
Ariba, Inc.*                                                                         533             8,848
Ask Jeeves, Inc.*                                                                  1,200            32,100
CACI International, Inc. Class A*                                                    600            40,878
CMGI, Inc.*                                                                        2,700             6,885
CNET Networks, Inc.*                                                               2,900            32,567
Digital River, Inc.*                                                                 400            16,644
DoubleClick, Inc.*                                                                 2,000            15,560
EarthLink, Inc.*                                                                   3,100            35,712
Equinix, Inc.*                                                                       200             8,548
F5 Networks, Inc.*                                                                   400            19,488
IAC/InterActiveCorp*                                                              17,596           486,001
Ixia*                                                                                600            10,086
j2 Global Communications, Inc.*                                                      200             6,900
Juniper Networks, Inc.*                                                           14,006           380,823
Monster Worldwide, Inc.*                                                           2,700            90,828
Netflix, Inc.*                                                                       800             9,864
NetRatings, Inc.*                                                                    400             7,668
Priceline.com, Inc.*                                                                 300             7,077
Qwest Communications International, Inc.*                                         47,229           209,697
Real Networks, Inc.*                                                               1,900            12,578
RSA Security, Inc.*                                                                  900            18,054
S1 Corp.*                                                                          1,300            11,778
SafeNet, Inc.*                                                                       300            11,022
Total System Services, Inc.                                                        5,100           123,930
United Online, Inc.*                                                               1,050            12,106
ValueClick, Inc.*                                                                  1,100            14,663
VeriSign, Inc.*                                                                    6,615           221,735
WebEx Communications, Inc.*                                                          600            14,268
Websense, Inc.*                                                                      200            10,144
Yahoo!, Inc.*                                                                     35,710         1,345,553

                                                                                                 3,384,880

Leisure - 0.8%
Alliance Gaming Corp.*                                                               600             8,286
Ameristar Casinos, Inc.                                                              400            17,244
Argosy Gaming Co.*                                                                   500            23,350
Aztar Corp.*                                                                         600            20,952
Boyd Gaming Corp.                                                                  2,300            95,795
Brunswick Corp.                                                                    2,500           123,750
Caesars Entertainment, Inc.*                                                       6,800           136,952
Choice Hotels International, Inc.                                                    800            46,400
Gaylord Entertainment Co.*                                                           700            29,071
Harrah's Entertainment, Inc.                                                       2,900           193,981
Hilton Hotels Corp.                                                               10,000           227,400
International Game Technology                                                      9,000           309,420
International Speedway Corp. Class A                                                 500            26,400
K2, Inc.*                                                                            500             7,940
La Quinta Corp.*                                                                   2,300            20,907
Mandalay Resort Group                                                              1,300            91,559
Marriott International, Inc. Class A                                               6,000           377,880
Marvel Enterprises, Inc.*                                                          2,100            43,008
MGM Mirage, Inc.*                                                                  3,600           261,864
Multimedia Games, Inc.*                                                              700            11,032
Penn National Gaming, Inc.*                                                          800            48,440
Sabre Holdings Corp. Class A                                                       3,316            73,483
Scientific Games Corp. Class A*                                                    1,900            45,296
Shuffle Master, Inc.*                                                                400            18,840
Six Flags, Inc.*                                                                   1,800             9,666
Speedway Motorsports, Inc                                                            500            19,590
Starwood Hotels & Resorts Worldwide, Inc. Class B                                  5,400           315,360
Station Casinos, Inc.                                                              1,850           101,158
Topps Co., Inc.                                                                      900             8,775
WMS Industries, Inc.*                                                                500            16,770
                                                                                                 2,730,569

Machinery - 0.6%
Albany International Corp. Class A                                                   400            14,064
Applied Industrial Technologies, Inc.                                                150             4,110
Baldor Electric Co.                                                                  400            11,012
CARBO Ceramics, Inc.                                                                 200            13,800
Caterpillar, Inc.                                                                  9,600           936,096
Deere & Co.                                                                        6,500           483,600
Dover Corp.                                                                        5,700           239,058
Flowserve Corp.*                                                                     800            22,032
Gardner Denver, Inc.*                                                                200             7,258
Graco, Inc.                                                                        1,550            57,893
IDEX Corp.                                                                         1,000            40,500
JLG Industries, Inc.                                                                 400             7,852
Joy Global, Inc.                                                                   1,000            43,430
Kennametal, Inc.                                                                     700            34,839
Lone Star Technologies, Inc.*                                                        200             6,692
National-Oilwell, Inc.*                                                            2,100            74,109

Regal-Beloit Corp.                                                                   300             8,580
SPX Corp.                                                                          1,800            72,108
Tecumseh Products Co. Class A                                                        700            33,460
Terex Corp.*                                                                       1,000            47,650
The Manitowoc Co., Inc.                                                              400            15,060
Universal Compression Holdings, Inc.*                                                300            10,473
Woodward Governor Co.                                                                200            14,322
                                                                                                 2,197,998

Manufacturing - 0.5%
American Standard Cos., Inc.*                                                      5,600           231,392
AptarGroup, Inc.                                                                     700            36,946
Ball Corp.                                                                         2,800           123,144
Blount International, Inc.*                                                          400             6,968
Briggs & Stratton Corp.                                                            1,000            41,580
CLARCOR, Inc.                                                                        400            21,908
Cognex Corp.                                                                         500            13,950
Donaldson Co., Inc.                                                                6,600           215,028
Eaton Corp.                                                                        4,300           311,148
Leggett & Platt, Inc.                                                              5,000           142,150
Lennox International, Inc.                                                         1,100            22,385
Mykrolis Corp.*                                                                      300             4,251
Nordson Corp.                                                                        400            16,028
Packaging Corp. of America                                                         2,300            54,165
Pall Corp.                                                                         3,000            86,850
Polaris Industries, Inc.                                                             800            54,416
Quanex Corp.                                                                         200            13,714
Rayovac Corp.*                                                                       500            15,280
The Brink's Co.                                                                    1,200            47,424
Varco International, Inc.*                                                         1,800            52,470
Varian, Inc.*                                                                        500            20,505
Wabtec Corp.                                                                         800            17,056
Zebra Technologies Corp. Class A*                                                  1,875           105,525
                                                                                                 1,654,283

Metals & Mining - 0.6%
Alcoa, Inc.                                                                       22,600           710,092
Arch Coal, Inc.                                                                    1,400            49,756
Century Aluminum Co.*                                                                349             9,165
Cleveland-Cliffs, Inc.                                                               200            20,772
Coeur d'Alene Mines Corp.*                                                         3,000            11,790
Commercial Metals Co.                                                                400            20,224
Freeport-McMoran Copper & Gold, Inc. Class B                                       5,000           191,150
Hecla Mining Co.*                                                                  1,600             9,328
Kaiser Aluminum Corp.* (a)                                                         2,200               209
Kaydon Corp.                                                                         500            16,510
Massey Energy Co.                                                                  1,700            59,415
MSC Industrial Direct Co., Inc. Class A                                            1,000            35,980
Mueller Industries, Inc.                                                             300             9,660
Newmont Mining Corp.                                                              11,400           506,274
Phelps Dodge Corp.                                                                 2,700           267,084
Precision Castparts Corp.                                                          1,512            99,308

Stillwater Mining Co.*                                                             1,200            13,512
USEC, Inc.                                                                         1,000             9,690
                                                                                                 2,039,919

Multimedia - 2.4%
A.H. Belo Corp. Series A                                                           2,400            62,976
Cox Radio, Inc. Class A*                                                             800            13,184
DreamWorks Animation SKG, Inc. Class A*                                            1,300            48,763
Emmis Communications Corp. Class A*                                                  500             9,595
Entercom Communications Corp.*                                                     1,100            39,479
Gannett Co., Inc.                                                                  7,100           580,070
Gemstar-TV Guide International, Inc.*                                              9,361            55,417
Liberty Media Corp. Class A                                                       69,600           764,208
Macrovision Corp.*                                                                   600            15,432
Martha Stewart Living Omnimedia, Inc. Class A*                                       200             5,804
McGraw-Hill Cos, Inc.                                                              4,900           448,546
Media General, Inc. Class A                                                          400            25,924
Meredith Corp.                                                                       900            48,780
Metro-Goldwyn-Mayer, Inc. *                                                        5,400            64,152
Pixar, Inc.*                                                                       1,400           119,854
The E.W. Scripps Co. Class A                                                       3,300           159,324
The Liberty Corp.                                                                    100             4,396
Time Warner, Inc.*                                                               114,600         2,227,824
Tribune Co.                                                                        8,300           349,762
Viacom, Inc. Class A                                                               1,400            51,912
Viacom, Inc. Class B                                                              41,715         1,518,009
Walt Disney Co.                                                                   53,400         1,484,520
XM Satellite Radio Holdings, Inc. Class A*                                         5,300           199,386
                                                                                                 8,297,317

Office Equipment - 0.3%
Global Imaging Systems, Inc.*                                                        400            15,800
IKON Office Solutions, Inc.                                                        2,900            33,524
Lexmark International Group, Inc. Class A*                                         3,400           289,000
Pitney Bowes, Inc.                                                                 6,000           277,680
Xerox Corp.*                                                                      21,800           370,818
                                                                                                   986,822

Office Furnishings & Supplies - 0.1%
Avery Dennison Corp.                                                               2,900           173,913
Herman Miller, Inc.                                                                1,400            38,682
HNI Corp.                                                                            500            21,525
OfficeMax, Inc.                                                                    2,100            65,898
Steelcase, Inc. Class A                                                            1,200            16,608
                                                                                                   316,626

Oil & Gas - 5.5%
AGL Resources, Inc.                                                                4,300           142,932
Amerada Hess Corp.                                                                 2,400           197,712
Anadarko Petroleum Corp.                                                           6,500           421,265
Apache Corp.                                                                       8,484           429,036
Aquila, Inc.*                                                                      2,800            10,332

Atmos Energy Corp.                                                                 1,700            46,495
Atwood Oceanics, Inc.*                                                               100             5,210
Baker Hughes, Inc.                                                                 9,400           401,098
Berry Petroleum Co. Class A                                                          200             9,540
BJ Services Co.                                                                    4,200           195,468
Burlington Resources, Inc.                                                        10,300           448,050
Cabot Oil & Gas Corp. Class A                                                        500            22,125
Cal Dive International, Inc.*                                                        400            16,300
Cheniere Energy, Inc.*                                                               200            12,740
Chesapeake Energy Corp.                                                            6,400           105,600
Cimarex Energy Co.*                                                                  212             8,035
Comstock Resources, Inc.*                                                            600            13,230
ConocoPhillips                                                                    17,800         1,545,574
Cooper Cameron Corp.*                                                              1,300            69,953
Denbury Resources, Inc.*                                                             600            16,470
Devon Energy Corp.                                                                 5,740           223,401
Diamond Offshore Drilling, Inc.                                                    3,200           128,160
El Paso Corp.                                                                     16,653           173,191
Encore Aquisition Co.*                                                               500            17,455
Energen Corp.                                                                        700            41,265
ENSCO International, Inc.                                                          3,900           123,786
EOG Resources, Inc.                                                                3,300           235,488
Equitable Resources, Inc.                                                          1,600            97,056
Exxon Mobil Corp.                                                                169,164         8,671,347
FMC Technologies, Inc.*                                                            1,500            48,300
Forest Oil Corp.*                                                                  1,200            38,064
Frontier Oil Corp.                                                                   200             5,332
Grey Wolf, Inc.*                                                                   2,900            15,283
Halliburton Co.                                                                   12,400           486,576
Hanover Compressor Co.*                                                            1,200            16,956
Helmerich & Payne, Inc.                                                              900            30,636
Houston Exploration Co.*                                                             500            28,155
Hydril Co.*                                                                          200             9,102
KCS Energy, Inc.*                                                                    400             5,912
Kerr-McGee Corp.                                                                   4,252           245,723
Key Energy Services, Inc.*                                                         2,900            34,220
Magnum Hunter Resources, Inc.*                                                     1,200            15,480
Marathon Oil Corp.                                                                 9,000           338,490
Murphy Oil Corp.                                                                   2,400           193,080
National Fuel Gas Co.                                                              1,800            51,012
New Jersey Resources Corp.                                                           500            21,670
Newfield Exploration Co.*                                                          1,400            82,670
Nicor, Inc.                                                                          500            18,470
Noble Energy, Inc.                                                                 1,400            86,324
Occidental Petroleum Corp.                                                        11,100           647,796
Oceaneering International, Inc.*                                                     400            14,928
Oil States International, Inc.*                                                      600            11,574
ONEOK, Inc.                                                                        2,200            62,524
Patina Oil & Gas Corp.                                                             2,050            76,875
Patterson-UTI Energy, Inc.                                                         4,000            77,800
Penn Virginia Corp.                                                                  200             8,114
Piedmont Natural Gas Co., Inc.                                                     3,200            74,368

Pioneer Natural Resources Co.                                                      3,802           133,450
Pogo Producing Co.                                                                 1,700            82,433
Premcor, Inc.                                                                      2,300            96,991
Pride International, Inc.*                                                         3,000            61,620
Range Resources Corp.                                                              1,000            20,460
Remington Oil & Gas Corp.*                                                           300             8,175
Rowan Cos., Inc.*                                                                  2,300            59,570
SEACOR SMIT, Inc.*                                                                   300            16,020
Smith International, Inc.*                                                         2,700           146,907
South Jersey Industries, Inc.                                                        200            10,512
Southern Union Co.                                                                 1,841            44,147
Southwestern Energy Co.*                                                             800            40,552
Spinnaker Exploration Co.*                                                           300            10,521
St. Mary Land & Exploration Co.                                                    3,400           141,916
Stone Energy Corp.*                                                                1,400            63,126
Sunoco, Inc.                                                                       1,900           155,249
Superior Energy Services, Inc.*                                                    1,200            18,492
Swift Energy Co.*                                                                    300             8,682
Tesoro Petroleum Corp.*                                                            1,500            47,790
The Laclede Group, Inc.                                                              300             9,345
The Meridian Resource Corp.*                                                         800             4,840
Tidewater, Inc.                                                                    1,300            46,293
UGI Corp.                                                                          1,050            42,955
Unit Corp.*                                                                          900            34,389
Unocal Corp.                                                                       7,400           319,976
Valero Energy Corp.                                                                7,200           326,880
Vintage Petroleum, Inc.                                                              800            18,152
Western Gas Resources, Inc.                                                        1,600            46,800
Williams Cos., Inc.                                                               14,500           236,205
XTO Energy, Inc.                                                                   6,682           236,409
                                                                                                19,062,605

Paper & Related Products - 0.1%
American Greetings Corp. Class A                                                   1,300            32,955
Bowater, Inc.                                                                      1,200            52,764
Louisiana-Pacific Corp.                                                            2,600            69,524
MeadWestvaco Corp.                                                                 5,240           177,583
Neenah Paper, Inc.*                                                                  393            12,812
Potlatch Corp.                                                                       400            20,232
Temple-Inland, Inc.                                                                1,300            88,920
                                                                                                   454,790

Personal Care - 0.0%
Chattem, Inc.*                                                                       200             6,620
Elizabeth Arden, Inc.*                                                               300             7,122
Nu Skin Enterprises, Inc. Class A                                                  1,300            32,994
Revlon, Inc. Class A                                                               3,300             7,590
                                                                                                    54,326

Photo Equipment & Supplies - 0.1%
Eastman Kodak Co.                                                                  7,500           241,875
Lexar Media, Inc.*                                                                   700             5,488

                                                                                                   247,363

Printing - 0.1%
R. R. Donnelley & Sons Co.                                                         6,100           215,269
Valassis Communications, Inc.*                                                     1,000            35,010
                                                                                                   250,279

Publishing - 0.2%
Dow Jones & Co., Inc.                                                              1,300            55,978
Hollinger International, Inc. Class A                                                900            14,112
John Wiley & Sons, Inc. Class A                                                    1,000            34,840
Journal Register Co.*                                                                600            11,598
Knight-Ridder, Inc.                                                                2,000           133,880
Lee Enterprises, Inc.                                                                800            36,864
PRIMEDIA, Inc.*                                                                    2,600             9,880
ProQuest Co.*                                                                        500            14,850
Scholastic Corp.*                                                                    500            18,480
The McClatchy Co. Class A                                                            400            28,724
The New York Times Co. Class A                                                     3,800           155,040
The Reader's Digest Association, Inc.                                              1,800            25,038
                                                                                                   539,284

Real Estate - 0.1%
Corrections Corp. of America*                                                        600            24,270
Jones Lang LaSalle, Inc.*                                                            600            22,446
LNR Property Corp.                                                                   300            18,873
The St. Joe Co.                                                                    2,000           128,400
                                                                                                   193,989

Restaurants - 0.9%
Applebee's International, Inc.                                                     4,387           116,036
Bob Evans Farms, Inc.                                                                700            18,298
Brinker International, Inc.*                                                       2,300            80,661
CBRL Group, Inc.                                                                   1,100            46,035
CEC Entertainment, Inc.*                                                             600            23,982
CKE Restaurants, Inc.*                                                               500             7,255
Darden Restaurants, Inc.                                                           3,900           108,186
IHOP Corp.                                                                           400            16,756
Jack in the Box, Inc.*                                                               500            18,435
Krispy Kreme Doughnuts, Inc.*                                                      1,000            12,600
Landry's Seafood Restaurants, Inc.                                                   300             8,718
McDonald's Corp.                                                                  32,700         1,048,362
Outback Steakhouse, Inc.                                                           1,800            82,404
P.F. Chang's China Bistro, Inc.*                                                     300            16,905
RARE Hospitality International, Inc.*                                                500            15,930
Ruby Tuesday, Inc.                                                                 1,400            36,512
Ryan's Restaurant Group, Inc.*                                                       800            12,336
Sonic Corp.*                                                                       1,350            41,175
Starbucks Corp.*                                                                  11,100           692,196
The Cheesecake Factory*                                                            1,550            50,329
Wendy's International, Inc.                                                        3,000           117,780
Yum! Brands, Inc.                                                                  8,200           386,876

                                                                                                 2,957,767

Retail - Food - 0.3%
Albertson's, Inc.                                                                  9,600           229,248
Kroger Co.*                                                                       19,200           336,768
Ruddick Corp.                                                                        900            19,521
Safeway, Inc.*                                                                    11,600           228,984
SUPERVALU, Inc.                                                                    3,200           110,464
Weis Markets, Inc.                                                                   400            15,428
Whole Foods Market, Inc.                                                           1,500           143,025
Winn-Dixie Stores, Inc.                                                            2,500            11,375
                                                                                                 1,094,813

Retail - General - 2.8%
7-Eleven, Inc.*                                                                    2,400            57,480
99 Cents Only Stores*                                                              1,166            18,843
Bebe stores, Inc.                                                                    900            24,282
Big Lots, Inc.*                                                                    2,200            26,686
BJ's Wholesale Club, Inc.*                                                         1,700            49,521
Casey's General Stores, Inc.                                                         800            14,520
CVS Corp.                                                                         11,200           504,784
Dillards, Inc. Class A                                                             1,800            48,366
Dollar General Corp.                                                               8,525           177,064
Electronics Boutique Holdings Corp.*                                                 200             8,588
Family Dollar Stores, Inc.                                                         4,700           146,781
Federated Department Stores, Inc.                                                  4,700           271,613
Fred's, Inc.                                                                         500             8,700
J.C. Penney Co., Inc.                                                              7,500           310,500
Kmart Holding Corp.*                                                               2,200           217,690
Longs Drug Stores Corp.                                                              600            16,542
May Department Stores Co.                                                          7,600           223,440
Sears, Roebuck & Co.                                                               5,800           295,974
Target Corp.                                                                      23,500         1,220,355
The Neiman Marcus Group, Inc. Class B                                                500            33,400
TJX Cos., Inc.                                                                    12,900           324,177
Wal-Mart Stores, Inc.                                                            110,300         5,826,046
                                                                                                 9,825,352

Retail - Specialty - 4.0%
Abercrombie & Fitch Co. Class A                                                    2,500           117,375
Aeropostale, Inc.*                                                                 1,200            35,316
Amazon.com, Inc.*                                                                 10,600           469,474
American Eagle Outfitters, Inc.                                                    1,800            84,780
AnnTaylor Stores Corp.*                                                            1,550            33,371
AutoNation, Inc.*                                                                  6,900           132,549
Barnes & Noble, Inc.                                                               1,500            48,405
Bed Bath & Beyond, Inc.*                                                           7,800           310,674
Best Buy Co., Inc.                                                                 8,450           502,099
Blockbuster, Inc. Class A                                                          1,300            12,402
Borders Group, Inc.                                                                1,600            40,640
Burlington Coat Factory Warehouse Corp.                                              600            13,620
Callaway Golf Co.                                                                    800            10,800

Central Garden & Pet Co.*                                                            200             8,348
Chico's FAS, Inc.*                                                                 2,100            95,613
Children's Place Retail Stores, Inc.*                                              2,200            81,466
Christopher & Banks Corp.                                                            400             7,380
Circuit City Stores-Circuit City Group                                             4,800            75,072
Claire's Stores, Inc.                                                              2,000            42,500
Copart, Inc.*                                                                      1,850            48,692
Cost Plus, Inc.*                                                                     300             9,639
Costco Wholesale Corp.                                                            12,200           590,602
Dollar Tree Stores, Inc.*                                                          2,700            77,436
eBay, Inc.*                                                                       18,600         2,162,808
Foot Locker, Inc.                                                                  4,000           107,720
GameStop Corp.*                                                                      200             4,472
GameStop Corp. Class B                                                               637            14,275
Group 1 Automotive, Inc.*                                                            400            12,600
Guitar Center, Inc.*                                                                 300            15,807
Hollywood Entertainment Corp.*                                                       700             9,163
Home Depot, Inc.                                                                  57,050         2,438,317
Hot Topic, Inc.*                                                                     600            10,314
Jo-Ann Stores, Inc.*                                                                 200             5,508
K-Swiss, Inc. Class A                                                                200             5,824
Kohl's Corp.*                                                                      8,900           437,613
La-Z-Boy, Inc.                                                                       600             9,222
Linens 'n Things, Inc.*                                                              500            12,400
Liz Claiborne, Inc.                                                                2,800           118,188
Lowe's Cos., Inc.                                                                 20,300         1,169,077
Michaels Stores, Inc.                                                              3,200            95,904
NBTY, Inc.*                                                                        1,500            36,015
Nordstrom, Inc.                                                                    3,700           172,901
Office Depot, Inc.*                                                                8,100           140,616
Overstock.com, Inc.*                                                                 200            13,800
Pacific Sunwear of California, Inc.*                                               2,050            45,633
Payless ShoeSource, Inc.*                                                          1,100            13,530
Pep Boys - Manny, Moe & Jack                                                         700            11,949
PETCO Animal Supplies, Inc.*                                                       1,200            47,376
PETsMART, Inc.                                                                     4,100           145,673
Pier 1 Imports, Inc.                                                               1,700            33,490
RadioShack Corp.                                                                   4,200           138,096
RC2 Corp.*                                                                           200             6,520
Regis Corp.                                                                          900            41,535
Rite Aid Corp.*                                                                   11,400            41,724
Ross Stores, Inc.                                                                  3,800           109,706
Saks, Inc.                                                                         5,000            72,550
Select Comfort Corp.*                                                                500             8,970
Sonic Automotive, Inc. Class A                                                       400             9,920
Sotheby's Holdings, Inc. Class A*                                                    500             9,080
Stage Stores, Inc.*                                                                  200             8,304
Staples, Inc.                                                                     12,900           434,859
Stein Mart, Inc.*                                                                    500             8,530
Talbots, Inc.                                                                      1,300            35,399
The Cato Corp. Class A                                                               200             5,764
The Gap, Inc.                                                                     23,500           496,320

The Limited, Inc.                                                                 12,280           282,686
The Men's Wearhouse, Inc.*                                                           500            15,980
The Nautilus Group, Inc.                                                             500            12,085
The Neiman Marcus Group, Inc. Class A                                                700            50,078
The Sherwin Williams Co.                                                           3,700           165,131
The Sports Authority, Inc.*                                                          300             7,725
Tiffany & Co.                                                                      3,500           111,895
Too, Inc.*                                                                           500            12,230
Toys "R" Us, Inc.*                                                                 5,100           104,397
Tractor Supply Co.*                                                                  400            14,884
Tuesday Morning Corp.*                                                               600            18,378
Urban Outfitters, Inc.*                                                            1,800            79,920
V.F. Corp.                                                                         2,900           160,602
Walgreen Co.                                                                      28,100         1,078,197
Williams-Sonoma, Inc.*                                                             3,000           105,120
                                                                                                13,785,033

Steel - 0.2%
AK Steel Holding Corp.*                                                            1,100            15,917
Allegheny Technologies, Inc.                                                       1,900            41,173
Carpenter Technology Corp.                                                           300            17,538
Maverick Tube Corp.*                                                                 700            21,210
Nucor Corp.                                                                        4,200           219,828
Reliance Steel & Aluminum Co.                                                      2,500            97,400
Schnitzer Steel Industries, Inc. Class A                                             500            16,965
Steel Dynamics, Inc.                                                               1,000            37,880
The Timken Co.                                                                     2,000            52,040
United States Steel Corp.                                                          3,000           153,750
Worthington Industries, Inc.                                                       1,900            37,202
                                                                                                   710,903

Telecommunications - 4.3%
ADC Telecommunications, Inc.*                                                     17,800            47,704
Adtran, Inc.                                                                       3,100            59,334
ALLTEL Corp.                                                                       7,900           464,204
American Tower Corp. Class A*                                                      5,400            99,360
AT&T Corp.                                                                        20,620           393,017
BellSouth Corp.                                                                   47,600         1,322,804
Cablevision Systems Corp. Class A*                                                 6,300           156,870
Centennial Communications Corp. Class A*                                             100               793
CenturyTel, Inc.                                                                     700            24,829
CIENA Corp.*                                                                      10,500            35,070
Cincinnati Bell, Inc.*                                                             3,000            12,450
Citizens Communications Co.                                                        8,700           119,973
Commonwealth Telephone Enterprises, Inc.*                                            300            14,898
CommScope, Inc.*                                                                     800            15,120
Comverse Technology, Inc.*                                                         5,100           124,695
Crown Castle International Corp.*                                                  5,417            90,139
EchoStar Communications Corp. Class A                                              5,700           189,468
Harris Corp.                                                                       1,500            92,685
IDT Corp.*                                                                           200             2,936
IDT Corp. Class B*                                                                   100             1,548

InfoSpace, Inc.*                                                                     500            23,775
InterDigital Communications Corp.*                                                   900            19,890
JDS Uniphase Corp.*                                                               35,990           114,088
Level 3 Communications, Inc.*                                                     15,000            50,850
Lucent Technologies, Inc.*                                                       112,000           421,120
Motorola, Inc.                                                                    66,200         1,138,640
Nextel Communications, Inc. Class A*                                              28,100           843,000
Nextel Partners, Inc. Class A*                                                     4,800            93,792
NII Holdings, Inc. Class B*                                                        1,700            80,665
Novatel Wireless, Inc.*                                                              200             3,876
Plantronics, Inc.                                                                  1,100            45,617
Powerwave Technologies, Inc.*                                                        900             7,632
Price Communications Corp.                                                           725            13,478
PTEK Holdings, Inc.*                                                                 800             8,568
QUALCOMM, Inc.                                                                    42,600         1,806,240
RF Micro Devices, Inc.*                                                            3,300            22,572
SBC Communications, Inc.                                                          91,200         2,350,224
Scientific-Atlanta, Inc.                                                           4,000           132,040
Sprint Corp.                                                                      38,800           964,180
Sycamore Networks, Inc.*                                                           3,300            13,398
Symbol Technologies, Inc.                                                          6,250           108,125
Telephone & Data Systems, Inc.                                                     1,200            92,340
Tellabs, Inc.*                                                                    10,756            92,394
Ulticom, Inc.*                                                                       500             8,015
United States Cellular Corp.*                                                      1,300            58,188
Verizon Communications                                                            77,000         3,119,270
Western Wireless Corp. Class A*                                                    1,900            55,670
Wireless Facilities, Inc.*                                                           700             6,608
                                                                                                14,962,152

Textile & Apparel - 0.4%
Charming Shoppes, Inc.*                                                            2,100            19,677
Coach, Inc.*                                                                       5,300           298,920
Columbia Sportswear Co.*                                                             800            47,688
DHB Industries, Inc.*                                                                500             9,520
G & K Services, Inc. Class A                                                         200             8,684
Guess?, Inc.*                                                                        400             5,020
Jones Apparel Group, Inc.                                                          3,000           109,710
Kellwood Co.                                                                         400            13,800
Mohawk Industries, Inc.*                                                           1,643           149,924
NIKE, Inc. Class B                                                                 5,200           471,588
Oakley, Inc.                                                                       1,100            14,025
Oxford Industries, Inc.                                                              300            12,390
Phillips-Van Heusen Corp.                                                            400            10,800
Polo Ralph Lauren Corp.                                                            1,500            63,900
Quiksilver, Inc.*                                                                  1,200            35,748
Reebok International Ltd.                                                          1,300            57,200
The Finish Line, Inc. Class A                                                        800            14,640
The Warnaco Group, Inc.*                                                             500            10,800
Timberland Co. Class A*                                                              500            31,335
Wolverine World Wide, Inc.                                                           800            25,136
                                                                                                 1,410,505

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.                                                           1,500            32,325
Goodyear Tire & Rubber Co.*                                                        3,900            57,174
                                                                                                    89,499

Tobacco - 1.1%
Altria Group, Inc.                                                                53,300         3,256,630
Reynolds American, Inc.                                                            3,800           298,680
UST, Inc.                                                                          4,300           206,873
                                                                                                 3,762,183

Tools-Hand Held - 0.1%
Snap-on, Inc.                                                                      1,200            41,232
Stanley Works                                                                      2,000            97,980
Toro Co.                                                                             500            40,675
                                                                                                   179,887

Transportation - 1.3%
ABX Air, Inc.*                                                                       600             5,334
Alexander & Baldwin, Inc.                                                            900            38,178
Arkansas Best Corp.                                                                  400            17,956
Burlington Northern Santa Fe Corp.                                                 4,600           217,626
C.H. Robinson Worldwide, Inc.                                                      2,400           133,248
CNF Transportation, Inc.                                                           1,000            50,100
CSX Corp.                                                                          5,600           224,448
EGL, Inc.*                                                                           800            23,912
FedEx Corp.                                                                        7,800           768,222
Forward Air Corp.*                                                                   300            13,410
GATX Corp.                                                                           500            14,780
Genesee & Wyoming, Inc. Class A*                                                     200             5,626
Heartland Express, Inc.                                                              900            20,223
J.B. Hunt Transport Services, Inc.                                                 1,800            80,730
Kansas City Southern Industries, Inc.*                                             1,000            17,730
Kirby Corp.*                                                                         500            22,190
Knight Transportation, Inc.                                                          750            18,600
Laidlaw International, Inc.*                                                       2,300            49,220
Landstar Systems, Inc.*                                                              800            58,912
Norfolk Southern Corp.                                                            10,200           369,138
Offshore Logistics, Inc.*                                                            200             6,494
Old Dominion Freight Line, Inc.*                                                     300            10,440
Overseas Shipholding Group, Inc.                                                     900            49,680
Ryder System, Inc.                                                                 1,600            76,432
Swift Transportation Co., Inc.*                                                    1,500            32,220
Union Pacific Corp.                                                                6,700           450,575
United Parcel Service, Inc. Class B                                               16,800         1,435,728
USF Corp.                                                                          2,400            91,080
Werner Enterprises, Inc.                                                           1,600            36,224
Yellow Roadway Corp.*                                                              1,000            55,710
                                                                                                 4,394,166

Utilities - 2.7%

AES Corp.*                                                                        16,800           229,656
Allegheny Energy, Inc.*                                                            3,000            59,130
Alliant Energy Corp.                                                               2,700            77,220
Ameren Corp.                                                                       5,100           255,714
American Electric Power Co., Inc.                                                 10,300           353,702
American Power Conversion Corp.                                                    5,000           107,000
Aqua America, Inc.                                                                 2,076            51,049
Avista Corp.                                                                         800            14,136
Black Hills Corp.                                                                    500            15,340
Calpine Corp.*                                                                    11,800            46,492
CH Energy Group, Inc.                                                                300            14,415
Cinergy Corp.                                                                      4,700           195,661
Cleco Corp.                                                                          600            12,156
CMS Energy Corp.*                                                                  4,300            44,935
Consolidated Edison, Inc.                                                          6,300           275,625
Constellation Energy Group                                                         4,900           214,179
Dominion Resources, Inc.                                                           8,500           575,790
DPL, Inc.                                                                          3,300            82,863
Duke Energy Corp.                                                                 24,400           618,052
Dynegy, Inc. Class A*                                                              6,200            28,644
Edison International                                                               8,500           272,255
El Paso Electric Co.*                                                              1,200            22,728
Exelon Corp.                                                                      18,600           819,702
FirstEnergy Corp.                                                                  8,600           339,786
FPL Group, Inc.                                                                    4,800           358,800
FuelCell Energy, Inc.*                                                               900             8,910
IDACORP, Inc.                                                                        600            18,342
KeySpan Corp.                                                                      4,200           165,690
MDU Resources Group, Inc.                                                          6,450           172,086
NiSource, Inc.                                                                     6,837           155,747
Northeast Utilities                                                                2,800            52,780
Northwest Natural Gas Co.                                                            500            16,870
OGE Energy Corp.                                                                   2,000            53,020
Otter Tail Power Co.                                                                 500            12,765
Parker-Hannifin Corp.                                                              3,100           234,794
Peoples Energy Corp.                                                                 700            30,765
Pepco Holdings, Inc.                                                               4,500            95,940
PG&E Corp.*                                                                       10,400           346,112
Pinnacle West Capital Corp.                                                        2,200            97,702
PNM Resources, Inc.                                                                  750            18,967
PPL Corp.                                                                          4,900           261,072
Public Service Enterprise Group, Inc.                                              6,200           320,974
Puget Energy, Inc.                                                                 2,200            54,340
Questar Corp.                                                                      2,000           101,920
Reliant Resources, Inc.*                                                           7,144            97,516
SCANA Corp.                                                                        2,700           106,380
Sierra Pacific Resources*                                                          1,900            19,950
Southern Co.                                                                      20,700           693,864
Southwest Gas Corp.                                                                  500            12,700
TECO Energy, Inc.                                                                  5,200            79,768
TXU Corp.                                                                          8,200           529,392
UIL Holdings Corp.                                                                   200            10,260

Unisource Energy Corp.                                                               600            14,466
Vectren Corp.                                                                      1,700            45,560
WGL Holdings, Inc.                                                                   900            27,756
Wisconsin Energy Corp.                                                             3,000           101,130
WPS Resources Corp.                                                                  800            39,968
Xcel Energy, Inc.                                                                 11,200           203,840
                                                                                                 9,286,376

Waste Management - 0.2%
Allied Waste Industries, Inc.*                                                     7,100            65,888
Republic Services, Inc. Class A                                                    3,900           130,806
Stericycle, Inc.*                                                                    900            41,355
Waste Connections, Inc.                                                              750            25,688
Waste Management, Inc.                                                            15,100           452,094
                                                                                                   715,831

Other - 3.3%
DFA U.S. MicroCap Portfolio*                                                     752,837        11,382,892

TOTAL COMMON STOCKS
(Identified Cost $294,691,599)                                                                 341,789,316

REAL ESTATE INVESTMENT TRUST - 0.0%

Banks/Savings & Loans - 0.0%
New Century Financial Corp.*                                                         550            35,151

TOTAL REAL ESTATE INVESTMENT TRUST
(Identified Cost $18,424)                                                                           35,151

SHORT-TERM INVESTMENTS - 1.0%

Other - 1.0%
SSgA Government Money Market Fund                                                      1                 1
SSgA Money Market Fund                                                         3,475,006         3,475,006

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,475,007)                                                                     3,475,007

Total Investments - 99.8%
(Identified Cost $298,185,030)#                                                                345,299,474
Cash and Other Assets, Less Liabilities -- 0.2%                                                    857,456
Net Assets -- 100%                                                                         $   346,156,930

See Notes to Financial Statements.


SA International HBtM Fund
COMMON STOCKS - 98.5%

Australia - 5.6%
Amcor Ltd.                                                                       136,824   $       784,563
AMP Ltd.                                                                         237,262         1,343,827
Ansell Ltd.                                                                       31,286           217,961
APN News & Media Ltd.                                                             33,345           133,973
Australand Property Group                                                         33,764            47,677
AWB Ltd.                                                                          63,357           224,897
AXA Asia Pacific Holdings Ltd.                                                   323,615         1,035,120
BHP Steel Ltd.                                                                   140,605           904,967
Boral Ltd.                                                                       108,608           582,099
Brambles Industries Ltd.                                                          97,659           529,511
Brickworks Ltd.                                                                    6,302            55,163
Caltex Australia Ltd.                                                             60,104           509,227
Commonwealth Bank of Australia                                                    71,324         1,786,153
CSR Ltd.                                                                         177,338           368,012
Downer EDI Ltd.                                                                   53,859           198,747
Futuris Corp. Ltd.                                                                32,189            54,242
Insurance Australia Group Ltd.                                                    99,620           499,730
Lend Lease Corp. Ltd.                                                             76,320           788,919
Lion Nathan Ltd.                                                                 122,492           821,834
Mayne Nickless Ltd.                                                              125,400           416,759
Mirvac Group                                                                     134,669           514,804
National Australia Bank Ltd.                                                      68,168         1,532,684
OneSteel Ltd.                                                                    102,513           205,536
Orica Ltd.                                                                        35,171           558,919
Origin Energy Ltd.                                                                76,842           413,044
Pacific Brands Ltd., Npv                                                          26,100            64,955
PaperlinX Ltd.                                                                    82,826           304,991
Qantas Airways Ltd.                                                              472,546         1,367,716
QBE Insurance Group Ltd.                                                          14,040           168,133
Rinker Group Ltd.                                                                104,850           871,156
Rio Tinto Ltd.                                                                     6,612           201,795
Santos Ltd.                                                                      108,707           719,170
Seven Network Ltd.                                                                42,091           210,487
Southcorp Ltd.*                                                                  152,970           511,967
St. George Bank Ltd.                                                              11,437           225,292
Wesfarmers Ltd.                                                                    2,761            85,729
WMC Resources Ltd.                                                               230,020         1,295,630
                                                                                                20,555,389

Austria - 0.5%
Bank Austria Creditanstalt                                                         6,472           582,616
Boehler-Uddeholm AG                                                                  803           101,071
Flughafen Wien AG                                                                    630            47,503
OMV AG                                                                               958           287,498
Telekom Austria AG                                                                 9,800           185,064
Voest-Alpine Stahl AG                                                              5,900           456,448
                                                                                                 1,660,200

Belgium - 1.6%

Ackermans & van Haaren NV                                                            937            32,725
Algemene Maatschappij voor Nijverheidskredit NV (Almanij)                         18,400         1,878,069
Banque Nationale de Belgique (BNB)                                                    90           431,167
Bekaert NV                                                                         3,700           294,261
Cofinimmo                                                                            248            40,420
Delhaize Group                                                                     9,463           716,723
Dexia                                                                             24,994           572,478
Fortis                                                                            22,000           606,052
S.A. D'Ieteren NV                                                                    154            28,456
Solvay SA                                                                          4,700           515,354
Tessenderlo Chemie NV                                                              6,100           257,141
Umicore                                                                              210                28
Union Miniere SA                                                                   4,410           413,410
                                                                                                 5,786,284

Denmark - 1.3%
Carlsberg A/S                                                                      6,925           349,067
Codan A/S                                                                          7,470           415,959
Danisco A/S                                                                        5,730           348,265
Danske Bank                                                                       61,903         1,889,656
Jyske Bank A/S*                                                                    8,340           312,638
Rockwool International AS                                                          2,400           121,850
Sydbank AS                                                                           740           145,433
TDC A/S                                                                           31,580         1,331,804
                                                                                                 4,914,672

Finland - 1.8%
Fortum Corp.                                                                     135,757         2,503,006
Huhtamaki Van Leer Oyj, Series 1                                                  11,200           179,966
Kemira GrowHow Oyj*                                                                5,121            39,029
Kemira Oyj                                                                        24,100           331,462
Kesko Oyj                                                                         19,100           464,109
Metra Oyj, Class B                                                                14,250           302,471
Metsa-Serla Oyj, Series B                                                         32,800           208,686
Metso Oyj                                                                         26,690           421,279
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)                                      6,400            90,275
Outokumpu Oyj                                                                     35,000           623,040
Rautaruukki Oyj                                                                   22,100           261,473
Stora Enso Oyj                                                                    43,000           656,017
UPM-Kymmene Oyj                                                                   20,900           462,863
                                                                                                 6,543,676

France - 11.9%
Accor SA                                                                           9,300           405,505
Air France                                                                        38,596           732,509
Alstom*                                                                           94,360            71,532
Assurances Generales de France                                                    33,104         2,462,468
Axa                                                                              184,858         4,549,405
BNP Paribas SA                                                                    71,641         5,169,057
Bongrain SA                                                                        1,018            73,520
Business Objects SA*                                                               8,044           202,321
Cap Gemini SA*                                                                    15,114           482,034

Ciments Francais                                                                   4,623           430,561
Club Mediterranee*                                                                 1,200            56,449
Compagnie de Saint-Gobain                                                         35,588         2,135,137
Compagnie Generele des Etablissements Michelin, Class B                           11,183           714,383
Credit Agricole SA                                                                73,976         2,223,137
Credit Industriel et Commercial                                                      500           120,073
Eiffage SA                                                                         1,444           166,153
Euler Hermes SA                                                                    1,453            99,723
Eurazeo                                                                            1,170            98,435
Faurecia                                                                           2,942           230,193
Financiere Marc de Lacharriere SA                                                  3,894           185,550
France Telecom SA                                                                  8,300           273,702
Galeries Lafayette SA                                                                930           237,940
Gecina                                                                             8,700           858,557
Havas SA                                                                          30,007           170,606
Imerys SA                                                                          2,400           200,618
Lafarge SA                                                                        14,046         1,349,999
Lagardere S.C.A.                                                                   6,500           467,230
Nexans SA                                                                          1,400            54,828
Pinault-Printemps-Redoute SA                                                      15,879         1,583,137
PSA Peugoet Citroen                                                               30,890         1,952,798
Rallye SA                                                                          1,100            56,734
Remy Cointreau SA                                                                  6,788           273,830
Renault SA                                                                        31,900         2,657,916
Rexel SA                                                                           7,541           389,955
Schneider Electric SA                                                             19,313         1,338,573
SCOR*                                                                             45,000            84,674
SEB SA                                                                               550            58,744
Societe BIC SA                                                                     5,416           271,271
Societe Generale                                                                  20,200         2,035,816
Sodexho Alliance SA                                                               17,398           524,260
Suez SA                                                                           69,300         1,840,580
Technip-Coflexip SA                                                                2,064           379,989
Thomson                                                                           25,175           662,844
Unibail                                                                            3,314           519,498
Valeo SA                                                                           9,506           396,343
Vallourec SA                                                                         580            86,366
Vivendi Environnement                                                             17,000           612,834
Vivendi Universal SA*                                                            110,876         3,525,681
                                                                                                43,473,468

Germany - 8.7%
Aareal Bank AG                                                                     2,000            66,006
Allianz AG                                                                        12,435         1,642,926
AMB Generali Holding AG                                                            8,158           664,376
BASF AG                                                                           15,750         1,130,001
Bayer AG                                                                          53,437         1,804,102
Bayerische Hypo-und Vereinsbank AG*                                               69,308         1,566,832
Bayerische Motoren Werke Ag, Eur1                                                  8,045           361,565
Bilfinger Berger AG                                                                2,054            84,110
Commerzbank AG*                                                                   60,011         1,231,551
Continental AG                                                                     2,000           126,517

DaimlerChrysler AG                                                                90,930         4,340,223
Deutsche Bank AG                                                                  46,190         4,084,291
Deutsche Lufthansa AG*                                                            39,180           559,551
Deutsche Telekom AG*                                                              50,300         1,133,717
Fraport AG                                                                        10,187           432,873
Hannover Rueckversicherungs-AG                                                     2,700           105,081
Heidelberg Zement                                                                 12,032           721,546
Heidelberger Druckmaschinen AG*                                                    9,086           307,493
Hochtief AG                                                                        5,604           181,991
Hypo Real Estate Holding AG*                                                       6,500           268,371
Infineon Technologies AG                                                          64,310           694,711
IVG Immobilen AG                                                                   7,308           118,219
KarstadtQuelle AG                                                                 14,404           147,995
Linde AG                                                                           7,513           468,446
MAN AG                                                                             5,050           193,738
Merck KGaA                                                                         3,959           271,288
MG Technologies AG*                                                               19,825           233,214
Muenchener Rueckversicherungs-Gesellschaft AG                                     19,510         2,388,847
Preussag AG                                                                       18,459           435,290
Suedzucker Ag, Npv                                                                 2,843            58,883
T-Online International AG*                                                         9,700           129,208
Thyssen Krupp AG                                                                  63,259         1,387,266
Veba AG                                                                           33,057         3,000,886
Volkswagen AG                                                                     34,378         1,552,026
                                                                                                31,893,140

Greece - 0.5%
Agricultural Bank of Greece*                                                       8,900            71,083
Alpha Bank A.E.                                                                    6,840           237,594
Bank of Greece                                                                     1,810           236,199
Commercial Bank of Greece                                                         11,200           354,171
Hellenic Petroleum SA                                                             24,460           264,892
Hellenic Telecommunications Organization SA                                       26,360           471,736
Intracom SA                                                                       19,640           105,815
                                                                                                 1,741,490

Hong Kong - 2.9%
Cheung Kong (Holdings) Ltd.                                                      140,000         1,400,396
Cheung Kong Infrastructure Holdings Ltd.                                          87,000           251,840
China Overseas Land & Investment Ltd.                                            544,000           134,376
China Travel International Investment Hong Kong Ltd.                             110,000            35,380
China Unicom Ltd.                                                                108,000            86,147
Citic Pacific Ltd.                                                                32,000            90,366
Great Eagle Holdings Ltd.                                                         22,400            57,925
Hang Lung Development Co., Ltd.                                                  174,000           342,502
Henderson Land Development Co., Ltd.                                             232,000         1,208,831
Hongkong and Shanghai Hotels Ltd.                                                 40,500            36,213
Hopewell Holdings Ltd.                                                           107,000           274,631
Hutchison Whampoa Ltd.                                                           268,000         2,508,362
Hysan Development Co., Ltd.                                                      139,637           292,827
Kerry Properties Ltd.                                                            177,598           379,288
MTR Corp.                                                                         46,500            74,481

New Asia Realty & Trust Co. Ltd.                                                  50,000            23,962
New World Development Co., Ltd.                                                  450,858           504,640
Shanghai Industrial Holdings Ltd.                                                 57,000           121,732
Shangri-La Asia Ltd.                                                             228,448           335,054
Sino Land Co., Ltd.                                                              662,067           655,866
Tsim Sha Tsui Properties Ltd.                                                     58,253            87,310
Wharf (Holdings) Ltd.                                                            289,000         1,011,321
Wheelock and Co., Ltd.                                                           320,000           524,907
                                                                                                10,438,357

Ireland - 1.2%
Allied Irish Banks Plc                                                            35,527           734,379
Bank of Ireland                                                                   67,929         1,119,098
Elan Corp. Plc*                                                                   58,575         1,554,143
Irish Life & Permanent Plc                                                        54,975         1,026,991
                                                                                                 4,434,611

Italy - 3.0%
Alitalia SpA*                                                                    720,000           247,077
Banca Antonveneta SpA*                                                            14,000           367,665
Banca Monte dei Paschi di Siena SpA                                              283,375         1,006,963
Banca Nazionale del Lavoro SpA*                                                  346,882         1,030,715
Banca Popolare di Lodi                                                            35,500           392,140
Banca Popolare di Milano                                                          71,760           633,363
Banche Popolari Unite Scrl                                                         7,411           150,083
Benetton Group SpA                                                                21,000           276,601
Buzzi Unicem SpA                                                                  13,000           189,004
C.I.R.-Compagnie Industriali Riunite SpA                                          66,251           195,511
Caltagirone Editore SpA                                                           20,702           200,374
Capitalia SpA                                                                    270,000         1,231,732
Compagnia Assicuratrice Unipol SpA                                                31,000           141,421
e.Biscom SpA*                                                                      2,000           114,740
Edison SpA*                                                                      168,710           357,419
ERG SpA                                                                           18,000           213,208
Fiat SpA*                                                                         92,800           741,178
Italcementi SpA                                                                   19,180           307,673
Italmobiliare SpA                                                                  4,000           278,862
Milano Assicurazioni                                                              33,000           185,389
Pirelli & Co. SpA                                                                106,664           143,236
SAI SpA                                                                           23,500           630,831
SanPaolo IMI SpA                                                                  50,709           727,635
Seat Pagine Gialle SpA                                                           144,044            66,102
Societa' Cattolica di Assicurazioni SpA                                            3,300           151,528
Telecom Italia SpA                                                               183,809           748,955
Tiscali SpA*                                                                      35,000           129,346
                                                                                                10,858,751

Japan - 16.7%
Aichi Steel Corp.                                                                 15,000            79,139
Aisin Seiki Co., Ltd.                                                             24,200           611,301
Alfresa Holdings Corp.                                                             1,900            69,542
Amada Co., Ltd.                                                                   34,000           187,326

Anritsu Corp.                                                                     10,000            76,803
Aomori Bank Ltd.                                                                   6,000            24,589
Aoyama Trading Co., Ltd.                                                           6,000           162,951
Asahi Breweries Ltd.                                                              45,000           555,875
Asahi Kasei Corp.                                                                112,000           559,291
Asahi National Broadcasting Co., Ltd.                                                 35            70,865
ASATSU-DK, Inc.                                                                    4,600           129,183
Ashikaga Financial Group, Inc.*(a)(b)                                              8,000                78
Autobacs Seven Co., Ltd.                                                           3,300            96,209
Awa Bank Ltd.                                                                     20,000           130,634
Bank of Kyoto Ltd.                                                                27,000           239,171
Bank of Nagoya Ltd.                                                               18,000           103,378
Benesse Corp.                                                                      7,100           248,116
Canon Sales Co., Inc.                                                              8,000           119,225
Casio Computer Co., Ltd.                                                          16,000           246,238
Chiba Bank Ltd.                                                                   76,000           506,765
Chudenko Corp.                                                                     5,700            89,109
Chugoku Bank Ltd.                                                                 20,000           241,994
Citizen Watch Co.                                                                 18,000           172,588
Coca-Cola West Japan Co., Ltd.                                                     6,700           171,527
COMSYS Holdings Corp.                                                              9,000            83,140
Cosmo Oil Co., Ltd.                                                               56,000           165,171
Dai Nippon Printing Co., Ltd.                                                     58,000           928,181
Dai-Tokyo Fire and Marine Insurance Co., Ltd.                                     68,000           313,093
Daicel Chemical Industries Ltd.                                                   30,000           169,376
Daido Steel Co., Ltd.                                                             35,000            99,484
Daihatsu Motor Co., Ltd.                                                          38,000           302,210
Daiichi Pharmaceutical Co., Ltd.                                                  18,600           401,042
Dainippon Ink and Chemicals, Inc.                                                 64,000           147,026
Dainippon Pharmaceutical Co., Ltd.                                                14,000           140,504
Daishi Bank Ltd.                                                                  29,000           117,999
Daiwa House Industry Co., Ltd.                                                    49,000           555,680
Denso Corp.                                                                       30,300           809,632
Dowa Fire & Marine Insurance Co., Ltd.                                            33,000           167,361
Ebara Corp.                                                                       20,000            92,086
Edion Corp.                                                                        4,000            45,868
Ezaki Glico Co., Ltd.                                                             13,000            95,162
Fuji Electric Co., Ltd.                                                           60,000           161,199
Fuji Heavy Industries Ltd.                                                        70,000           340,699
Fuji Photo Film                                                                   46,000         1,674,681
Fuji Television Network, Inc.                                                        120           259,321
Fujikura Ltd.                                                                     37,000           169,999
Fukuyama Transporting Co., Ltd.                                                   25,000           109,267
Futaba Industrial Co., Ltd.                                                        6,000           104,487
Futuba Corp.                                                                       1,000            25,893
General Sekiyu K.K.                                                                2,000            18,164
Glory Ltd.                                                                         6,000            93,858
Gunma Bank Ltd.                                                                   43,000           249,051
GUNZE Ltd.                                                                        20,000            92,670
Hachijuni Bank Ltd.                                                               49,000           343,425
Hankyu Corp.*                                                                     59,000           222,837
Hankyu Department Stores, Inc.                                                     4,000            28,930

Hanshin Electric Railway Co., Ltd.                                                30,000           103,670
Heiwa Corp.                                                                        9,300           154,985
Higo Bank Ltd.                                                                    22,000           163,399
Hino Motors Ltd.                                                                   8,000            59,262
Hiroshima Bank Ltd.                                                               40,000           211,039
Hitachi Cable Ltd.                                                                31,000           145,751
Hitachi High-Technologies Corp.                                                    3,200            45,073
Hitachi Koki Co., Ltd.                                                             3,000            26,458
Hitachi Kokusai Electric, Inc.                                                     9,000            78,847
Hitachi Ltd.                                                                     279,000         1,928,259
Hitachi Maxell Ltd.                                                                8,000           109,335
Hitachi Metals Ltd.                                                               28,000           152,361
Hitachi Software Engineering Co., Ltd.                                             4,200            95,668
Hitachi Transport System Ltd.                                                      7,000            67,186
Hokkoku Bank Ltd.                                                                 31,000           147,260
Hokuetsu Paper Mills, Ltd.                                                        13,000            73,143
Hokugin Financial Group, Inc.                                                     79,000           215,322
House Foods Corp.                                                                  8,000           115,254
Hyakugo Bank Ltd.                                                                 23,000           136,124
Hyakujushi Bank Ltd.                                                              21,000           136,143
Ishikawajima-Harima Heavy Industries Co., Ltd.*                                  109,000           149,606
Itochu Corp.*                                                                     71,000           327,597
Itoham Foods, Inc.                                                                13,000            65,804
Iyo Bank Ltd.                                                                     27,000           214,991
Japan Airport Terminal Co., Ltd.                                                   5,000            48,574
JFE Holdings, Inc.                                                                32,000           911,126
Joyo Bank Ltd.                                                                    72,000           350,433
JSAT Corp.                                                                             7            20,101
Juroku Bank Ltd.                                                                  33,000           155,797
Kagoshima Bank Co., Ltd.                                                          17,000           112,197
Kamigumi Co., Ltd.                                                                24,000           191,103
Kandenko Co., Ltd.                                                                10,000            55,583
Kansai Paint Co., Inc.                                                            12,000            72,656
Kanto Auto Works, Ltd.                                                             2,700            33,405
Katokichi Co., Ltd.                                                                4,500            89,798
Kawasaki Heavy Industries Ltd.                                                   122,000           199,513
Keiyo Bank                                                                        19,000            78,049
Kikkoman Corp.                                                                    16,000           152,166
Kinden Corp.                                                                      23,000           171,498
Kirin Brewery Co., Ltd.                                                           81,000           795,571
Kissei Pharmaceutical Co., Ltd.                                                    4,000            83,715
Kobe Steel Ltd.                                                                  249,000           380,541
Koito Manufacturing Co., Ltd.                                                     14,000           125,786
Kokusai Securities Co., Ltd.                                                      22,000           240,280
Kokuyo Co., Ltd.                                                                  11,000           132,454
Komatsu Ltd.                                                                      67,000           467,624
Komori Corp.                                                                       6,000            87,375
Koyo Seiko Co., Ltd.                                                              10,000           140,368
Kubota Corp.                                                                      73,000           360,985
Kuraray Co., Ltd.                                                                 32,000           286,265
Kuraya Sanseido, Inc.                                                             11,900           133,561
Kureha Chemical Industry Co., Ltd.                                                17,000            69,337

Kyorin Pharmaceutical Co., Ltd.                                                    7,000           106,230
Kyowa Hakko Kogyo Co., Ltd.                                                       13,000            97,440
Lion Corp.                                                                        11,000            64,032
Maeda Corp.                                                                        8,000            38,392
Makita Corp.                                                                      13,000           226,769
Marubeni Corp.                                                                   132,000           364,918
Marui Co., Ltd.                                                                   30,000           400,662
Maruichi Steel Tube Ltd.                                                           8,000           141,030
Matsushita Electric Industrial Co., Ltd.                                         182,000         2,880,677
Matsushita Electric Works Ltd.                                                    78,000           678,030
Meiji Seika Kaisha Ltd.                                                           32,000           147,338
Michinoku Bank Ltd.                                                               13,000            69,853
Millea Holdings, Inc.                                                                146         2,160,226
Mitsubishi Gas Chemical Co., Inc.                                                 39,000           183,364
Mitsubishi Heavy Industries Ltd.                                                 300,000           849,800
Mitsubishi Logistics Corp.                                                        14,000           137,642
Mitsubishi Material Corp.                                                         89,000           186,265
Mitsubishi Motor Corp.*                                                          124,000           141,225
Mitsubishi Rayon Co., Ltd.                                                         9,000            32,678
Mitsui Chemicals, Inc.                                                            65,000           353,061
Mitsui Engineering & Shipbuilding Co., Ltd.                                       73,000           124,355
Mitsui Sumitomo Insurance Co., Ltd.                                              117,000         1,013,628
Mitsui Trust Holdings, Inc.                                                       50,000           498,394
Mitsumi Electric Co., Ltd.                                                         5,800            66,170
Mizuho Asset Trust & Banking Co., Ltd.                                           192,000           396,223
Mori Seiki Co., Ltd.                                                               3,000            27,275
Morinaga Milk Industry Co., Ltd.                                                  12,000            51,280
Musashino Bank Ltd.                                                                2,800           119,926
Nagase & Co., Ltd.                                                                11,000            94,656
National House Industrial Co., Ltd.                                               15,000            83,520
NGK Insulators, Ltd.                                                              28,000           267,108
NGK Spark Plug Co., Ltd.                                                          19,000           196,233
NHK Spring Co., Ltd.                                                               5,000            34,070
Nichicon Corp.                                                                     7,300            93,586
Nichirei Corp.                                                                    26,000           103,261
Nifco, Inc.                                                                        2,000            33,388
Nihon Unisys Ltd.                                                                  9,800           101,692
Nikko Cordial Corp.                                                               86,000           454,570
Nippon Broadcasting System, Inc.                                                   2,700           132,727
Nippon Electric Glass Co., Ltd.                                                    9,000           229,534
Nippon Express Co., Ltd.                                                          53,000           260,537
Nippon Kayaku Co., Ltd.                                                           14,000            77,952
Nippon Meat Packers, Inc.                                                         20,000           270,418
Nippon Mining Holdings, Inc.                                                      66,500           312,012
Nippon Mitsubishi Oil Corp.                                                      134,000           856,984
Nippon Paint Co., Ltd.                                                            22,000            91,872
Nippon Paper Group, Inc., Npv                                                         59           264,188
Nippon Sanso Corp.                                                                 9,000            52,653
Nippon Sheet Glass Co., Ltd.                                                      37,000           152,711
Nippon Shinpan Co., Ltd.*                                                         20,000            86,246
Nippon Shokubai Co., Ltd.                                                         13,000           112,372
Nippon Steel Corp.                                                               274,000           669,464

Nippon Suisan Kaisha, Ltd.                                                        13,000            43,405
Nippon Television Network Corp.                                                    3,290           492,875
Nipponkoa Insurance Co., Ltd.                                                     61,000           413,871
Nishi-Nippon Bank Ltd.                                                            44,000           169,181
Nishimatsu Construction Co., Ltd.                                                 24,000            83,403
Nisshin Flour Milling Co., Ltd.                                                   19,000           210,104
Nisshin Steel Co., Ltd.                                                           98,000           225,134
Nisshinbo Industries, Inc.                                                        23,000           171,722
NSK Ltd.                                                                          46,000           230,604
NTN Corp.                                                                         15,000            85,856
Obayashi Corp.                                                                    60,000           377,300
Oki Electric Industry Co., Ltd.*                                                  25,000           107,320
Okumura Corp.                                                                     18,000           113,540
Onward Kashiyama Co., Ltd.                                                        15,000           217,707
Pioneer Corp.                                                                     13,200           256,984
Q.P. Corp.                                                                        13,000           112,752
Rengo Co., Ltd.                                                                   20,000            89,555
Rinnai Corp.                                                                       1,100            29,446
San-In Godo Bank Ltd.                                                             15,000           122,798
Santen Pharmaceutical Co., Ltd.                                                    2,000            43,609
Sanwa Shutter Corp.                                                               17,000            94,987
Sanyo Chemical Industries, Ltd.                                                    4,000            28,307
Sapporo Breweries Ltd.                                                            32,000           151,076
Sapporo Hokuyo Holdings, Inc.                                                         32           239,852
Seino Transportation Co., Ltd.                                                    14,000           130,828
Sekisui Chemical Co., Ltd.                                                        45,000           328,093
Sekisui House Ltd.                                                                65,000           755,476
Shiga Bank Ltd.                                                                   19,000           110,046
Shikoku Bank Ltd.                                                                 13,000            77,319
Shima Seiki Mfg., Ltd.                                                             1,000            34,459
Shimachu Co., Ltd.                                                                 4,600           113,511
Shimadzu Corp.                                                                     9,000            54,317
Shinko Electric Industries Co., Ltd.                                               2,000            61,326
Shinko Securities Co., Ltd.                                                       72,000           233,388
Shohkoh Fund & Co., Ltd.                                                           1,070           269,765
Showa Shell Sekiyu K.K.                                                           13,000           118,067
Sohgo Security Services Co., Ltd.                                                  5,700            83,450
Sojitz Holdings Corp.*                                                            13,600            58,779
Sumitomo Bakelite Co. Ltd.                                                        18,000           113,365
Sumitomo Corp.                                                                    87,000           748,642
Sumitomo Electric Industries Ltd.                                                 67,000           727,198
Sumitomo Forestry Co., Ltd.                                                       15,000           150,248
Sumitomo Metal Industries Ltd.                                                   239,000           323,382
Sumitomo Metal Mining Co.                                                         18,000           128,259
Sumitomo Osaka Cement Co., Ltd.                                                   38,000            92,845
Sumitomo Realty & Development Co., Ltd.                                           15,000           195,074
Sumitomo Rubber Industries Ltd.                                                    5,000            46,676
Suzuken Co., Ltd.                                                                  8,500           227,538
Suzuki Motor Corp.                                                                 8,000           145,780
Taiheiyo Cement Corp.                                                             93,000           230,848
Taisei Corp.                                                                      63,000           244,690
Taiyo Yuden Co., Ltd.                                                              9,000           104,429

Takara Standard Co., Ltd.                                                          9,000            54,317
Takashimaya Co., Ltd.                                                             26,000           249,547
Teijin Ltd.                                                                       77,000           333,544
Teikoku Oil Co., Ltd.                                                             27,000           149,810
The 77 Bank Ltd.                                                                  34,000           238,626
The Aichi Bank, Ltd.                                                                 400            32,824
THE AKITA BANK, Ltd.                                                               7,000            30,458
The Bank of Fukuoka Ltd.                                                          53,000           348,243
The Bank of Iwate Ltd.                                                             1,200            58,639
The Fuji Fire & Marine Insurance Co.                                              41,000           133,301
The Fukui Bank Ltd.                                                               11,000            46,685
The Nanto Bank Ltd.                                                               21,000           110,182
The Ogaki Kyoritsu Bank, Ltd.                                                     11,000            62,640
The Shizuoka Bank Ltd.                                                            67,000           633,281
The Sumitomo Trust and Banking Co., Ltd.                                          81,000           584,260
The Suruga Bank, Ltd.                                                             17,000           135,365
The Yamanashi Chuo Bank Ltd.                                                      17,000           106,571
The Yasuda Fire & Marine Insurance Co., Ltd.                                      81,000           823,168
The Yokohama Rubber Co., Ltd.                                                     30,000           116,811
Toda Corp.                                                                        26,000           126,545
Toho Bank Ltd.                                                                    18,000            74,642
Tokuyama Corp.                                                                    22,000           136,416
Tokyo Broadcasting System, Inc.                                                   20,600           335,078
Tokyo Steel Manufacturing Co., Ltd.                                               12,200           189,538
Tokyo Style Co., Ltd.                                                              9,000           105,393
Tokyo Tatemono Co., Ltd.                                                          18,000           116,869
Toppan Printing Co., Ltd.                                                         62,000           686,207
Toray Industries, Inc.                                                           110,000           513,969
Toshiba Tec Corp.                                                                 24,000           113,540
Tostem Corp.                                                                      28,000           507,233
Toto Ltd.                                                                         15,000           142,802
Toyo Ink Manufacturing Co., Ltd.                                                  23,000            91,570
Toyo Seikan Kaisha Ltd.                                                           18,000           331,159
Toyo Suisan Kaisha Ltd.                                                            9,000           132,289
Toyoda Machine Works Ltd.                                                          4,000            34,070
Toyota Auto Body Co., Ltd.                                                         7,000           119,449
Toyota Tsusho Corp.                                                               23,000           353,967
UFJ Tsubasa Securities Co., Ltd.                                                  48,000           211,662
Uny Co., Ltd.                                                                     16,000           182,381
Victor Company of Japan Ltd.                                                      18,000           141,049
Wacoal Corp.                                                                      12,000           143,561
Yamagata Bank Ltd.                                                                15,000            72,131
Yamaguchi Bank Ltd.                                                               18,000           196,067
Yamaha Corp.                                                                      16,100           245,112
Yamatake Corp.                                                                     2,000            22,564
Yamato Kogyo Co., Ltd.                                                             4,000            51,280
Yamazaki Baking Co., Ltd.                                                         19,000           176,443
Yodogawa Steel Works, Ltd.                                                         7,000            33,797
Yokogawa Electric Corp.                                                            8,000           106,687
York-Benimaru Co., Ltd.                                                            4,200           130,011
                                                                                                60,967,367

Luxembourg - 0.2%
Arcelor                                                                           21,800           500,796
Arcelor, New                                                                       6,266           149,712
                                                                                                   650,508

Netherlands - 5.1%
ABN AMRO Holding NV                                                               44,562         1,175,707
Aegon NV                                                                         307,698         4,177,804
AM NV                                                                             16,739           161,790
Buhrmann NV                                                                       24,467           236,815
DSM NV                                                                            22,469         1,448,424
Hagemeyer NV*                                                                     88,169           202,903
Hunter Douglas NV                                                                 11,762           624,947
IHC Caland NV                                                                      2,855           180,641
ING Groep NV                                                                      87,799         2,645,679
Koninklijke (Royal) KPN NV                                                       224,511         2,124,405
Koninklijke (Royal) Philips Electronics NV                                        30,269           799,425
Koninklijke Ahold NV*                                                            287,236         2,216,339
Koninklijke Vopak NV                                                               4,566            96,856
N.V. Holdingmaatschappij De Telegraaf                                                800            19,764
Nutreco Holding NV                                                                 6,081           166,530
Oce NV                                                                            15,619           238,075
Royal Nedlloyd NV                                                                  4,855           219,315
Univar NV                                                                          2,200            60,427
Vedior NV                                                                         14,459           234,682
Versatel Telecom International*                                                   83,108           239,632
VNU NV                                                                            48,719         1,433,114
                                                                                                18,703,274

New Zealand - 0.1%
Auckland International Airport Ltd.                                               24,915           142,883
Carter Holt Harvey Ltd.                                                          219,600           326,678
Fletcher Building Ltd.                                                            13,135            62,490
                                                                                                   532,051

Norway - 1.1%
Aker Kvaerner ASA*                                                                 3,773            99,864
Aker Yards ASA*                                                                    2,326            57,167
Den Norske Bank ASA                                                               77,500           761,266
Norsk Hydro ASA                                                                   25,980         2,037,295
Norske Skogindustrier ASA                                                         23,200           499,638
Prosafe ASA                                                                        1,550            41,790
Storebrand ASA                                                                    28,100           270,246
Telenor ASA                                                                       19,823           179,238
Yara International ASA*                                                            1,800            23,599
                                                                                                 3,970,103

Portugal - 0.4%
Banco BPI SA                                                                      44,492           179,482
Banco Comercial Portugues SA                                                     150,910           386,102
Banco Espirito Santo SA                                                           26,382           474,987
Cimpor- Cimentos de Portugal SGPS SA                                              29,000           162,918

Portucel - Empresa Produtora de Pasta e Papel SA                                 143,000           276,818
                                                                                                 1,480,307

Singapore - 1.0%
DBS Group Holdings Ltd.                                                           52,000           512,865
Fraser & Neave Ltd.                                                               30,300           302,555
Keppel Corporation Ltd.                                                          134,000           705,954
Neptune Orient Lines Ltd.                                                         97,000           178,265
Oversea-Chinese Banking Corp., Ltd.                                               20,000           165,401
SembCorp Industries Ltd.                                                         213,000           211,382
Singapore Airlines Ltd.                                                          162,000         1,131,340
Singapore Land Ltd.                                                               33,000            95,822
United Overseas Bank Ltd.                                                         20,000           169,076
United Overseas Land Ltd.                                                         86,000           106,420
                                                                                                 3,579,080

Spain - 5.4%
Acciona SA                                                                         9,749           859,139
Acerinox SA*                                                                      37,888           605,723
ACS, Actividades de Construccion y Servicios SA*                                   2,910            66,180
Antena 3 Television SA*                                                               34             2,446
Autopistas, Concesionaria Espanola SA                                             39,951           876,123
Azucarera Ebro Agricolas SA                                                       23,733           337,337
Banco de Andalucia                                                                 1,700           164,772
Banco De Sabadell SA                                                              30,438           708,708
Banco Pastor SA                                                                    5,642           185,670
Banco Santander Central Hispano SA                                               373,685         4,618,479
Cementos Portland SA                                                               5,187           337,039
Corporacion Mapfre                                                                33,470           491,142
Endesa SA                                                                        120,980         2,831,595
Fomento de Construcciones y Contratas SA                                           6,200           297,362
Gas Natural SDG SA                                                                22,741           700,655
Iberia Lineas Aereas de Espana SA                                                179,152           618,421
Inmobiliaria Urbis SA                                                             16,782           242,626
Metrovacesa SA                                                                     2,551           118,102
Red Electrica de Espana                                                            2,800            62,541
Repsol-YPF SA                                                                    169,060         4,384,892
Sacyr Vallehermoso SA                                                             14,555           239,393
Sociedad General de Aguas de Barcelona SA, Class A                                29,962           623,806
Sociedad General de Aguas De Barcelona SA*                                           299             6,225
Sol Melia SA                                                                      33,070           326,798
Telefonica SA                                                                     10,091           189,330
                                                                                                19,894,504

Sweden - 3.4%
Ainax AB*                                                                          3,670           146,349
Castellum AB                                                                       1,400            49,951
Electrolux AB, Series B                                                           21,200           483,082
Gambro AB, Series A                                                               42,500           603,684
Gambro AB, Series B                                                               12,100           169,152
Kinnevik Investment AB                                                            15,750           167,051
Mo Och Domsjoe AB (MoDo), Series B                                                11,600           399,970

NCC AB                                                                             6,900            91,028
Nordea AB                                                                        158,350         1,590,503
Nordic Baltic Holding AB                                                           5,716            57,729
Skandia Forsakrings AB                                                            94,100           466,938
Skandinaviska Enskilda Banken AB, Series A                                        31,000           597,182
SKF AB, Series B                                                                   2,900           128,686
SKF AB, Series A                                                                   1,600            70,999
SSAB Svenskt Stal AB, Series B                                                     3,500            82,115
SSAB Svenskt Stal AB, Series A                                                    11,400           273,443
Svenska Cellulosa AB (SCA), Series B                                              31,200         1,326,017
Tele2 AB, Series B                                                                 6,550           256,285
TeliaSonera AB                                                                   420,750         2,510,434
Trelleborg AB, Series B                                                           11,300           191,425
Volvo AB, Series A                                                                18,900           718,260
Volvo AB, Series B                                                                40,000         1,580,091
Wihlborgs Fastigheter AB                                                          14,615           306,739
                                                                                                12,267,113

Switzerland - 7.3%
Baloise Holdings Ltd.                                                             16,000           736,196
Bank Sarasin & Cie AG                                                                 70           116,564
Banque Cantonale Vaudoise                                                          1,400           250,920
Berner Kantonalbank                                                                3,000           436,459
Ciba Specialty Chemicals AG*                                                      11,800           894,566
Compagnie Financiere Richemont AG                                                101,600         3,370,342
Compagnie vaudoise d'electricite (CVE)                                               180           182,209
Converium Holding AG                                                               5,900            52,485
Credit Suisse Group*                                                             111,580         4,674,429
Ems-Chemie Holding AG                                                              2,300           205,609
Georg Fischer AG*                                                                    120            30,973
Givaudan SA                                                                        1,380           905,890
Helvetia Patria Holding                                                            1,240           184,098
Holcim Ltd.                                                                       33,577         2,015,797
Julius Baer Holding Ltd., Series B                                                   700           209,969
Kuoni Reisen Holding AG, Series B                                                    200            87,642
Lonza Group AG                                                                     2,100           117,791
Luzerner Kantonalbank                                                                700           133,129
PSP Swiss Property AG*                                                            10,400           450,272
Rieter Holding AG                                                                    430           124,365
SIG Holding AG                                                                     3,300           751,972
Sika AG*                                                                             310           185,294
St. Galler Kantonalbank                                                            1,700           424,627
Swatch Group AG, Series B                                                          1,700           248,668
Swiss Life Holding*                                                                7,093         1,028,827
Swiss Re                                                                          28,600         2,032,831
Syngenta AG*                                                                      20,200         2,138,615
Unaxis Holding AG                                                                  1,800           178,265
Valiant Holding*                                                                   2,700           246,100
Valora Holding AG                                                                  1,420           348,466
Zurich Financial Services*                                                        23,900         3,971,464
                                                                                                26,734,834

United Kingdom - 18.8%
Aggregate Industries Plc                                                         190,864           382,121
Alliance & Leicester Group Treasury Plc                                           20,000           349,451
Allied Domecq Plc                                                                 12,800           125,802
Amvescap Plc                                                                     104,200           640,318
Arriva Plc                                                                        19,049           197,073
Associated British Foods Plc                                                     115,460         1,726,496
Associates British Ports Holdings Plc                                             43,400           394,952
BAA Plc                                                                          159,979         1,789,934
BAE Systems Plc                                                                  458,443         2,024,498
Barratt Developments Plc                                                          34,875           397,216
BBA Group Plc*                                                                    54,587           298,839
Bellway Plc                                                                       12,000           187,370
Big Food Group Plc                                                                50,094            90,214
Bodycote International Plc                                                         5,475            17,150
Bovis Homes Group Plc                                                             16,000           177,791
BPB Plc                                                                           14,200           128,748
Brambles Industries Plc                                                           81,000           403,866
Britannic Plc                                                                     27,300           238,500
British Airways Plc*                                                             158,000           711,354
British Land Company Plc                                                          74,282         1,275,125
British Vita Plc                                                                  28,386           146,835
Brixton Estate Plc                                                                32,600           219,067
Cable & Wireless Plc                                                             329,112           751,905
Carnival Plc                                                                       7,285           443,552
CGU Plc                                                                          328,599         3,953,548
COLT Telecom Group Plc*                                                          220,000           198,099
Corus Group Plc*                                                                 616,366           596,336
CRH Plc                                                                           91,675         2,442,297
De Vere Group Plc                                                                 16,674           150,141
Derwent Valley Holdings Plc                                                        7,337           158,137
Dixons Group Plc                                                                 151,546           441,315
DS Smith Plc                                                                      56,526           168,670
easyJet Plc*                                                                      57,000           205,029
FKI Plc                                                                           76,668           171,120
Friends Provident Plc                                                            251,489           741,995
Galen Holdings Plc                                                                14,000           230,668
George Wimpey Plc                                                                 51,822           401,600
GKN Plc                                                                           97,483           441,694
Glynwed International Plc                                                          5,000            26,247
Great Portland Estates Plc                                                        23,720           149,511
Great Universal Stores Plc                                                        30,861           554,888
Greene King Plc                                                                   10,413           266,528
Hammerson Plc                                                                     40,357           671,506
Hanson Plc                                                                       107,597           921,959
HBOS Plc                                                                          68,503         1,112,927
HHG Plc*                                                                         194,598           218,614
Hilton Group Plc                                                                 242,401         1,321,228
IMI Plc                                                                           10,000            75,437
InterContinental Hotels Group Plc*                                                96,275         1,194,303
International Power Plc*                                                         216,923           642,089
Invensys Plc*                                                                    125,716            37,332

ITV Plc                                                                          392,293           791,032
ITV Plc, Convertible*                                                             11,165             8,449
J Sainsbury Plc*                                                                 278,499         1,443,285
Kesa Electricals Plc                                                              25,883           140,086
Kingfisher Plc                                                                   300,147         1,781,174
Land Securities Group Plc                                                         18,387           493,174
Lex Service Plc                                                                    8,500           103,408
Liberty International Plc                                                         48,304           898,131
Logica Plc                                                                        30,030           110,895
London Merchant Securities Plc                                                    35,567           153,658
Luminar Plc                                                                        6,000            64,200
Marks & Spencer Group Plc                                                        140,715           924,689
Mersey Docks & Harbour Co.                                                        11,402           203,700
Millennium & Copthorne Hotels Plc                                                 42,008           317,900
Mitchells & Butlers Plc                                                           69,152           450,448
mm02 Plc*                                                                      1,265,000         2,974,905
National Express Group Plc                                                        13,000           205,599
Northern Foods Plc                                                                10,000            32,809
Northern Rock Plc                                                                  5,000            74,862
Pearson Plc                                                                      106,479         1,282,125
Peninsular and Oriental Steam Navigation Co.                                     108,322           617,397
Persimmon Plc                                                                     37,740           499,621
Pilkington Plc                                                                   159,945           337,073
Pillar Property Plc*                                                              12,997           203,311
Premier Oil Plc*                                                                  11,224           113,753
Rank Group Plc                                                                    27,850           140,861
RMC Group Plc                                                                     38,000           618,091
Rolls-Royce Group Plc                                                            237,042         1,121,717
Rolls-Royce Group Plc, Class B*                                                7,537,936            14,442
Royal & Sun Alliance Insurance Group Plc                                         439,617           652,736
Royal Bank of Scotland Group Plc                                                   2,875            96,501
Schroders Plc                                                                     28,000           402,865
Scottish & Newcastle Plc                                                         137,074         1,144,338
Scottish Power Plc                                                               277,745         2,145,763
Shire Pharmaceuticals Group Plc                                                   69,702           730,455
Signet Group Plc                                                                  24,306            51,223
Singer & Friedlander Group Plc                                                    25,157           126,999
Slough Estates Plc                                                                61,006           642,830
Somerfield Plc                                                                    72,374           218,039
Stagecoach Group Plc                                                             154,653           337,032
Stanley Leisure Plc                                                               18,593           152,816
Tate & Lyle Plc                                                                   70,423           637,833
Taylor Woodrow Plc                                                                87,449           455,706
The Berkeley Group Holdings Plc*                                                  18,840           292,005
Thus Group Plc*                                                                  196,897            54,698
Trinity Mirror Plc                                                                42,590           518,950
Uniq Plc                                                                           2,050             7,364
United Business Media Plc                                                         24,000           220,706
Vodafone Group Plc                                                             4,010,671        10,853,420
Westbury Plc                                                                      16,666           142,086
WH Smith Plc                                                                      23,760           142,479
Whitbread Plc                                                                     44,950           728,984

William Morrison Supermarkets Plc                                                116,366           461,485
Wilson Bowden Plc                                                                 13,000           283,929
Wolverhampton & Dudley Breweries Plc                                               9,700           204,049
Woolworths Group Plc                                                             191,054           146,412
                                                                                                68,583,893

TOTAL COMMON STOCKS
(Identified Cost $249,693,196)                                                                 359,663,072

WARRANTS - 0.0%

France - 0.0%
Air France, expires 06/11/07*                                                      7,600             8,025
Rallye SA, expires 11/30/05*                                                       1,100               171
                                                                                                     8,196

Hong Kong - 0.0%
China Travel International Investment, expires 05/31/06*                          22,000             2,774


Italy - 0.0%
Fiat SpA, expires 01/31/07*                                                        4,800               857

TOTAL WARRANTS
(Identified Cost $9,435)                                                                            11,827

SHORT-TERM INVESTMENTS - 1.3%

United States - 1.3%
SSgA Government Money Market Fund                                                      1                 1
SSgA Money Market Fund                                                         4,634,001         4,634,001
                                                                                                 4,634,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,634,002)                                                                     4,634,002

Total Investments - 99.8%
(Identified Cost $254,336,633)#                                                                364,308,901
Cash and Other Assets, Less Liabilities -- 0.2%                                                    642,108
Net Assets -- 100%                                                                         $   364,951,009

See Notes to Financial Statements.

SA International Small Company Fund
MUTUAL FUNDS - 99.9%

Other - 99.9%
DFA International Small Company Portfolio                                      8,864,941   $   127,123,253

TOTAL MUTUAL FUNDS
(Identified Cost $82,479,519)                                                                  127,123,253

SHORT-TERM INVESTMENTS - 0.0%

Other - 0.0%
SSgA Government Money Market Fund                                                      1                 1
SSgA Money Market Fund                                                                 2                 2

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3)                                                                                     3

Total Investments - 99.9%
(Identified Cost $82,479,522)#                                                                 127,123,256
Cash and Other Assets, Less Liabilities -- 0.1%                                                     74,747
Net Assets -- 100%                                                                         $   127,198,003

See Notes to Financial Statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Al Steele, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Denis Taillieu, the registrant's Treasurer, Chief Financial and Accounting Officer and Principal

Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Steele and Taillieu determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS - INVESTMENT TRUST

By:   /s/ Al Steele
      -------------------------
      Al Steele
      President, Chief Executive Officer and Principal Executive Officer

Date: March 8, 2005
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Al Steele
      -------------------------
      Al Steele
      President, Chief Executive Officer and Principal Executive Officer

Date: March 8, 2005
      -------------------------

By:   /s/ Denis Taillieu
      -------------------------
      Denis Taillieu
      Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date: March 8, 2005
      -------------------------

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)